UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer

Guggenheim Funds Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 - June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 103.5%
Consumer, Non-cyclical - 33.1%
Kimberly-Clark Corp.[1]	23,199	$2,443,783
Ingredion, Inc.	20,303	2,247,542
Archer-Daniels-Midland Co.[1]	42,382	1,942,367
Amgen, Inc.[1]	10,381	1,916,229
Tyson Foods, Inc. — Class A1	25,914	1,784,179
Molson Coors Brewing Co. — Class B1	25,890	1,761,556
Pfizer, Inc.[1]	48,527	1,760,560
Edgewell Personal Care Co.*	34,481	1,739,911
CVS Health Corp.[1]	24,137	1,553,216
Medtronic plc[1]	17,748	1,519,406
Kraft Heinz Co.[1]	24,041	1,510,256
McKesson Corp.[1]	11,004	1,467,934
Cardinal Health, Inc.[1]	29,907	1,460,359
Procter & Gamble Co.[1]	16,830	1,313,750
Western Union Co.[1]	63,933	1,299,758
Gilead Sciences, Inc.[1]	18,301	1,296,443
JM Smucker Co.[1]	11,947	1,284,064
US Foods Holding Corp.*	30,517	1,154,153
Zimmer Biomet Holdings, Inc.[1]	10,174	1,133,791
Conagra Brands, Inc.[1]	31,232	1,115,919
STERIS plc	10,496	1,102,185
Pilgrim's Pride Corp.*	54,244	1,091,932
Eli Lilly & Co.[1]	12,628	1,077,547
Biogen, Inc.*,1	3,710	1,076,790
Johnson & Johnson[1]	8,771	1,064,273
Merck & Company, Inc.[1]	16,979	1,030,625
Boston Beer Company, Inc. — Class A*	3,233	968,930
Travelport Worldwide Ltd.	50,588	937,901
CoreLogic, Inc.*	17,629	914,945
Charles River Laboratories International, Inc.*	7,824	878,322
PepsiCo, Inc.[1]	7,839	853,432
Sanderson Farms, Inc.	7,994	840,569
Danaher Corp.[1]	8,226	811,742
Mylan N.V.*,1	21,632	781,781
United Therapeutics Corp.*	6,841	774,059
Prestige Brands Holdings, Inc.*	19,634	753,553
Darling Ingredients, Inc.*	37,713	749,734
Abbott Laboratories[1]	12,014	732,734
Colgate-Palmolive Co.[1]	10,926	708,114
Bristol-Myers Squibb Co.[1]	12,756	705,917
Performance Food Group Co.*	18,439	676,711
Altria Group, Inc.[1]	11,674	662,966
Quanta Services, Inc.*	19,558	653,237
Hill-Rom Holdings, Inc.	7,423	648,325
Kellogg Co.	9,239	645,529
TreeHouse Foods, Inc.*	12,283	644,980
Baxter International, Inc.[1]	8,601	635,098
Allergan plc[1]	3,736	622,866
United Natural Foods, Inc.*	14,315	610,678
Dean Foods Co.	57,001	599,080
Celgene Corp.*,1	7,506	596,127
Sabre Corp.	23,876	588,305
United Rentals, Inc.*,1	3,955	583,837
Perrigo Company plc[1]	7,940	578,905
Kroger Co.[1]	19,855	564,875
Hologic, Inc.*	14,070	559,282
Regeneron Pharmaceuticals, Inc.*	1,553	535,769
Humana, Inc.[1]	1,737	516,984
Zoetis, Inc.	6,049	515,314
Thermo Fisher Scientific, Inc.	2,453	508,114
Philip Morris International, Inc.	6,193	500,023
Sysco Corp.	7,301	498,585
WellCare Health Plans, Inc.*,1	2,009	494,696
Cardtronics plc — Class A*	19,666	475,524
ResMed, Inc.	4,493	465,385
Varian Medical Systems, Inc.*	3,928	446,692
Bruker Corp.	14,885	432,260
Church & Dwight Company, Inc.[1]	6,455	343,148
Lamb Weston Holdings, Inc.	4,888	334,877
Hershey Co.	3,497	325,431
Total Consumer, Non-cyclical		65,823,864
Industrial - 19.0%
Regal Beloit Corp.	27,785	2,272,813
Genesee & Wyoming, Inc. — Class A*	22,901	1,862,309
Greenbrier Companies, Inc.	31,642	1,669,115
EMCOR Group, Inc.	19,929	1,518,191
AECOM*	45,798	1,512,708
Cummins, Inc.[1]	10,985	1,461,005
Kansas City Southern[1]	12,264	1,299,494
Snap-on, Inc.	7,904	1,270,331
EnerSys	14,468	1,079,892
Eaton Corporation plc[1]	13,948	1,042,474
Masco Corp.[1]	23,885	893,777
Arrow Electronics, Inc.*	11,722	882,432
Norfolk Southern Corp.[1]	5,759	868,860
Jabil, Inc.	31,241	864,126
Parker-Hannifin Corp.[1]	5,507	858,266
Dover Corp.[1]	11,544	845,021
Pentair plc	19,522	821,486
AGCO Corp.	13,182	800,411
Trinity Industries, Inc.	23,021	788,699
Vishay Intertechnology, Inc.	33,895	786,364
FedEx Corp.[1]	3,318	753,385
Benchmark Electronics, Inc.	25,488	742,975
Crane Co.	9,222	738,959
Union Pacific Corp.[1]	5,090	721,151
Gibraltar Industries, Inc.*	18,429	691,088
Owens Corning	9,752	617,984
Oshkosh Corp.	8,255	580,492
Avnet, Inc.	13,493	578,715
Acuity Brands, Inc.	4,993	578,539
Spirit AeroSystems Holdings, Inc. — Class A1	6,644	570,786
TE Connectivity Ltd.	6,121	551,257
Belden, Inc.	8,962	547,757
Louisiana-Pacific Corp.	19,788	538,629
Mettler-Toledo International, Inc.*	929	537,547
Rexnord Corp.*	18,326	532,554
Waters Corp.*	2,644	511,852
KBR, Inc.	28,394	508,821
Fluor Corp.	9,644	470,434
Corning, Inc.[1]	16,950	466,295
Werner Enterprises, Inc.	12,264	460,513

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 103.5% (continued)
Industrial - 19.0% (continued)
CSX Corp.[1]	7,219	$460,428
Tech Data Corp.*	5,539	454,863
Coherent, Inc.*	2,875	449,707
J.B. Hunt Transport Services, Inc.[1]	3,676	446,818
Owens-Illinois, Inc.*	25,957	436,337
Caterpillar, Inc.[1]	3,087	418,813
Total Industrial		37,764,473
Technology - 11.0%
HP, Inc.[1]	65,981	1,497,109
Convergys Corp.	57,466	1,404,469
Skyworks Solutions, Inc.[1]	11,303	1,092,435
Cirrus Logic, Inc.*,1	27,324	1,047,329
DXC Technology Co.[1]	12,802	1,031,969
Cognizant Technology Solutions Corp. — Class A1	11,821	933,741
International Business Machines Corp.[1]	6,357	888,073
MAXIMUS, Inc.	13,577	843,268
Fidelity National Information Services, Inc.[1]	7,406	785,258
CA, Inc.[1]	21,994	784,086
ON Semiconductor Corp.*,1	34,760	772,889
Teradyne, Inc.	17,564	668,662
Amdocs Ltd.	9,509	629,401
Intel Corp.[1]	12,600	626,346
Dell Technologies Incorporated Class V — Class V*,1	6,774	572,945
Apple, Inc.[1]	3,085	571,064
Microsoft Corp.	5,363	528,846
Oracle Corp.[1]	11,652	513,387
Paychex, Inc.	7,480	511,258
Applied Materials, Inc.[1]	10,996	507,905
Lam Research Corp.[1]	2,931	506,623
Kulicke & Soffa Industries, Inc.	21,203	505,055
Accenture plc — Class A	3,065	501,403
NetApp, Inc.[1]	6,328	496,938
Broadridge Financial Solutions, Inc.[1]	4,314	496,542
Fiserv, Inc.*,1	6,668	494,032
Western Digital Corp.[1]	6,371	493,179
Seagate Technology plc[1]	8,422	475,590
Broadcom, Inc.[1]	1,910	463,442
Leidos Holdings, Inc.	7,774	458,666
KLA-Tencor Corp.	4,241	434,830
Icad, Inc.*	71,645	218,517
Total Technology		21,755,257
Utilities - 10.1%
National Fuel Gas Co.	43,965	2,328,386
Portland General Electric Co.	53,195	2,274,618
PNM Resources, Inc.	53,370	2,076,093
El Paso Electric Co.	34,610	2,045,451
Exelon Corp.[1]	44,150	1,880,790
Ameren Corp.[1]	30,291	1,843,207
UGI Corp.	31,998	1,666,136
Consolidated Edison, Inc.[1]	20,247	1,578,861
AES Corp.	68,655	920,664
Pinnacle West Capital Corp.	11,246	905,978
FirstEnergy Corp.[1]	18,870	677,622
Entergy Corp.[1]	7,862	635,171
PG&E Corp.[1]	14,385	612,226
OGE Energy Corp.	15,191	534,875
Total Utilities		19,980,078
Communications - 9.6%
Verizon Communications, Inc.[1]	36,089	1,815,637
Telephone & Data Systems, Inc.	59,971	1,644,405
News Corp. — Class A	83,300	1,291,150
InterDigital, Inc.	14,581	1,179,603
TEGNA, Inc.	101,383	1,100,006
Omnicom Group, Inc.[1]	13,525	1,031,552
Vonage Holdings Corp.*	65,431	843,406
Comcast Corp. — Class A1	25,526	837,508
Cisco Systems, Inc.[1]	19,288	829,963
Juniper Networks, Inc.[1]	27,887	764,661
Gray Television, Inc.*	48,282	762,856
Gannett Company, Inc.	70,742	756,939
AMC Networks, Inc. — Class A*	11,957	743,725
ARRIS International plc*	29,460	720,150
Motorola Solutions, Inc.[1]	5,614	653,301
New Media Investment Group, Inc.	32,919	608,343
Scholastic Corp.	12,587	557,730
MSG Networks, Inc. — Class A*	23,279	557,532
F5 Networks, Inc.*,1	2,993	516,143
ORBCOMM, Inc.*	49,532	500,273
Interpublic Group of Companies, Inc.	20,487	480,215
Alphabet, Inc. — Class C*,1	422	470,805
CDW Corp.[1]	5,804	468,905
Total Communications		19,134,808
Financial - 9.2%
Senior Housing Properties Trust REIT	119,562	2,162,877
VEREIT, Inc. REIT	215,491	1,603,253
Apartment Investment & Management Co. — Class A REIT	27,918	1,180,931
Ventas, Inc. REIT[1]	19,356	1,102,324
Allstate Corp.[1]	11,829	1,079,633
JPMorgan Chase & Co.[1]	9,960	1,037,832
Equity Commonwealth REIT*	30,929	974,264
Park Hotels & Resorts, Inc. REIT	30,768	942,424
Cousins Properties, Inc. REIT	87,751	850,307
Travelers Companies, Inc.[1]	6,775	828,853
Visa, Inc. — Class A1	5,827	771,786
Principal Financial Group, Inc.[1]	14,167	750,143
Prudential Financial, Inc.[1]	7,852	734,241
Host Hotels & Resorts, Inc. REIT	34,172	720,004
Aflac, Inc.[1]	16,565	712,626
Brandywine Realty Trust REIT	41,991	708,808
Summit Hotel Properties, Inc. REIT	43,703	625,390
Bank of America Corp.[1]	18,747	528,478
CBRE Group, Inc. — Class A*,1	10,567	504,468
Franklin Resources, Inc.	14,106	452,097
Total Financial		18,270,739
Consumer, Cyclical - 6.2%
Allison Transmission Holdings, Inc.	37,623	1,523,355
Southwest Airlines Co.[1]	26,840	1,365,619
PACCAR, Inc.[1]	19,007	1,177,674
JetBlue Airways Corp.*	56,587	1,074,022

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 103.5% (continued)
Consumer, Cyclical - 6.2% (continued)
Copa Holdings S.A. — Class A	10,918	$1,033,061
Lions Gate Entertainment Corp. — Class A	40,516	1,005,607
Delta Air Lines, Inc.[1]	18,041	893,751
Meritor, Inc.*	38,551	792,994
Lear Corp.[1]	3,305	614,102
Walgreens Boots Alliance, Inc.[1]	10,051	603,211
Casey's General Stores, Inc.	5,294	556,293
Alaska Air Group, Inc.	8,702	525,514
Yum! Brands, Inc.	5,782	452,268
General Motors Co.	10,886	428,908
Tailored Brands, Inc.	10,921	278,704
Total Consumer, Cyclical		12,325,083
Energy - 3.6%
Chevron Corp.[1]	14,146	1,788,479
Exxon Mobil Corp.[1]	16,303	1,348,747
Valero Energy Corp.[1]	11,177	1,238,747
ConocoPhillips[1]	8,073	562,042
Occidental Petroleum Corp.[1]	6,675	558,564
Williams Companies, Inc.[1]	18,933	513,274
Phillips 66	4,364	490,121
HollyFrontier Corp.[1]	4,834	330,791
PBF Energy, Inc. — Class A	7,466	313,049
Total Energy		7,143,814
Basic Materials - 1.7%
Domtar Corp.	14,562	695,190
LyondellBasell Industries N.V. — Class A1	6,195	680,521
Huntsman Corp.	18,224	532,141
International Paper Co.	9,528	496,218
Newmont Mining Corp.	12,386	467,076
Alcoa Corp.*	9,747	456,939
Total Basic Materials		3,328,085
Total Common Stocks
(Cost $203,931,148)		205,526,201

MONEY MARKET FUND† - 8.6%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.72%[2]	17,006,891	17,006,891
Total Money Market Fund
(Cost $17,006,891)		17,006,891
Total Investments - 112.1%
(Cost $220,938,039)		$222,533,092
Other Assets & Liabilities, net - (12.1)%		(24,019,768)
Total Net Assets - 100.0%		$198,513,324

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[3]	1.53%	At Maturity	02/01/19	$206,663,350	$(12,879,397)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[4]	2.34%	At Maturity	02/01/19	49,539,522	149,385

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[4]
Boston Beer Company, Inc. — Class A*	779	70.4%	$105,146
El Paso Electric Co.	8,339	55.3%	82,663
Archer-Daniels-Midland Co.	10,211	45.3%	67,637
Senior Housing Properties Trust	28,808	41.7%	62,225
UGI Corp.	7,709	41.5%	62,057
Genesee & Wyoming, Inc. — Class A*	5,518	39.1%	58,463
Regal Beloit Corp.	6,694	36.6%	54,723
Cisco Systems, Inc.	4,647	35.5%	53,066
Travelport Worldwide Ltd.	12,189	34.7%	51,864
Chevron Corp.	3,408	30.2%	45,054
Valero Energy Corp.	2,693	29.4%	43,887
Ameren Corp.	7,298	29.1%	43,533
TreeHouse Foods, Inc.*	2,959	28.6%	42,787
Gray Television, Inc.*	11,633	28.5%	42,507
EMCOR Group, Inc.	4,801	28.4%	42,377
Telephone & Data Systems, Inc.	14,449	27.3%	40,814
Exelon Corp.	10,637	26.7%	39,912
PNM Resources, Inc.	12,859	26.7%	39,863
Vishay Intertechnology, Inc.	8,166	26.1%	38,993
Exxon Mobil Corp.	3,928	21.8%	32,539
US Foods Holding Corp.*	7,352	21.3%	31,797
Portland General Electric Co.	12,817	21.3%	31,786
Amgen, Inc.	2,501	20.3%	30,395
National Fuel Gas Co.	10,593	19.7%	29,502
Kroger Co.	4,784	19.7%	29,461
Occidental Petroleum Corp.	1,608	19.6%	29,212
Dean Foods Co.	13,734	19.5%	29,091
Dell Technologies Incorporated Class V — Class V*	1,632	19.3%	28,841
VEREIT, Inc.	51,921	18.9%	28,297
Park Hotels & Resorts, Inc.	7,413	18.6%	27,822
Allison Transmission Holdings, Inc.	9,065	18.5%	27,592
AMC Networks, Inc. — Class A*	2,880	17.8%	26,539
NetApp, Inc.	1,524	17.5%	26,106
Medtronic plc	4,276	17.4%	25,936
WellCare Health Plans, Inc.*	484	16.6%	24,847
Performance Food Group Co.*	4,442	16.6%	24,764
CoreLogic, Inc.*	4,247	16.5%	24,611
Verizon Communications, Inc.	8,695	16.4%	24,494
Procter & Gamble Co.	4,055	16.4%	24,490
Merck & Company, Inc.	4,091	16.4%	24,486
Snap-on, Inc.	1,904	14.5%	21,638
AES Corp.	16,542	12.8%	19,124
KBR, Inc.	6,841	12.2%	18,231
Jabil, Inc.	7,527	12.1%	18,048
Prestige Brands Holdings, Inc.*	4,730	11.8%	17,690
F5 Networks, Inc.*	721	11.7%	17,516
Norfolk Southern Corp.	1,387	11.3%	16,933
Teradyne, Inc.	4,232	11.2%	16,688
STERIS plc	2,529	10.2%	15,175
Pinnacle West Capital Corp.	2,709	9.9%	14,849
Convergys Corp.	13,846	9.7%	14,469
Skyworks Solutions, Inc.	2,723	9.1%	13,653
Fidelity National Information Services, Inc.	1,784	9.0%	13,429
EnerSys	3,486	8.3%	12,375
Kraft Heinz Co.	5,792	8.0%	12,023
PG&E Corp.	3,465	7.9%	11,866
Juniper Networks, Inc.	6,719	7.5%	11,222
Regeneron Pharmaceuticals, Inc.*	374	7.3%	10,952
Allergan plc	900	7.3%	10,893
Consolidated Edison, Inc.	4,878	7.3%	10,878
Ventas, Inc.	4,663	7.2%	10,774
Motorola Solutions, Inc.	1,352	7.2%	10,713
Bristol-Myers Squibb Co.	3,073	7.0%	10,510
Summit Hotel Properties, Inc.	10,530	7.0%	10,477
Union Pacific Corp.	1,226	7.0%	10,416
Darling Ingredients, Inc.*	9,086	6.5%	9,722
New Media Investment Group, Inc.	7,931	6.3%	9,398
Gannett Company, Inc.	17,045	6.2%	9,290
Domtar Corp.	3,508	6.1%	9,160
Gibraltar Industries, Inc.*	4,440	6.1%	9,102
Avnet, Inc.	3,251	5.8%	8,681
InterDigital, Inc.	3,513	5.5%	8,259
Western Union Co.	15,404	5.4%	8,132
Vonage Holdings Corp.*	15,765	5.4%	8,072
FirstEnergy Corp.	4,546	5.3%	7,936
Charles River Laboratories International, Inc.*	1,885	5.3%	7,879
Entergy Corp.	1,894	5.1%	7,661
Brandywine Realty Trust	10,117	5.1%	7,568
PepsiCo, Inc.	1,888	5.0%	7,444
Kellogg Co.	2,226	4.8%	7,202
Casey's General Stores, Inc.	1,275	4.5%	6,716
CSX Corp.	1,739	4.3%	6,462
Sabre Corp.	5,752	4.1%	6,183
Cardtronics plc — Class A*	4,738	3.9%	5,899
Church & Dwight Company, Inc.	1,555	3.5%	5,275
Apartment Investment & Management Co. — Class A	6,726	3.3%	4,956
Greenbrier Companies, Inc.	7,624	3.3%	4,956
Equity Commonwealth*	7,452	3.0%	4,432
J.B. Hunt Transport Services, Inc.	885	3.0%	4,414
Humana, Inc.	418	2.6%	3,887
Interpublic Group of Companies, Inc.	4,936	2.6%	3,822
Colgate-Palmolive Co.	2,632	2.5%	3,753
Sysco Corp.	1,759	2.4%	3,612
Lamb Weston Holdings, Inc.	1,177	2.1%	3,088
Eaton Corporation plc	3,360	1.9%	2,825

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
MSG Networks, Inc. — Class A*	5,609	1.6%	$2,419
OGE Energy Corp.	3,660	1.6%	2,403
ConocoPhillips	1,945	1.4%	2,048
Edgewell Personal Care Co.*	8,308	1.2%	1,828
Acuity Brands, Inc.	1,203	1.0%	1,529
Cognizant Technology Solutions Corp. — Class A	2,848	1.0%	1,488
Altria Group, Inc.	2,812	0.9%	1,342
Kulicke & Soffa Industries, Inc.	5,108	0.5%	792
Hershey Co.	842	0.5%	790
Accenture plc — Class A	738	0.5%	712
LyondellBasell Industries N.V. — Class A	1,492	0.3%	380
Philip Morris International, Inc.	1,492	0.0%	51
Broadridge Financial Solutions, Inc.	1,039	0.0%	11
ORBCOMM, Inc.*	11,934	0.0%	-
Perspecta, Inc.	1	0.0%	(4)
CA, Inc.	5,299	0.0%	(27)
Rexnord Corp.*	4,415	(0.1%)	(199)
Cousins Properties, Inc.	21,143	(0.1%)	(199)
Hologic, Inc.*	3,390	(0.2%)	(271)
Trinity Industries, Inc.	5,546	(0.8%)	(1,132)
CBRE Group, Inc. — Class A*	2,546	(0.9%)	(1,317)
United Natural Foods, Inc.*	3,449	(1.1%)	(1,673)
Paychex, Inc.	1,802	(1.3%)	(1,891)
Johnson & Johnson	2,113	(1.3%)	(1,918)
Scholastic Corp.	3,032	(1.3%)	(1,990)
Eli Lilly & Co.	3,042	(1.8%)	(2,724)
Omnicom Group, Inc.	3,258	(1.8%)	(2,753)
Host Hotels & Resorts, Inc.	8,233	(2.0%)	(2,927)
Mettler-Toledo International, Inc.*	223	(2.0%)	(2,964)
Baxter International, Inc.	2,072	(2.0%)	(3,014)
Werner Enterprises, Inc.	2,955	(2.1%)	(3,123)
Alcoa Corp.*	2,348	(2.1%)	(3,139)
Waters Corp.*	637	(2.3%)	(3,497)
ResMed, Inc.	1,082	(2.3%)	(3,509)
Visa, Inc. — Class A	1,404	(2.4%)	(3,630)
Microsoft Corp.	1,292	(2.5%)	(3,675)
Leidos Holdings, Inc.	1,873	(2.5%)	(3,796)
Alphabet, Inc. — Class C*	101	(2.5%)	(3,806)
Zoetis, Inc.	1,457	(2.6%)	(3,827)
Fiserv, Inc.*	1,606	(2.6%)	(3,922)
Newmont Mining Corp.	2,984	(2.6%)	(3,947)
Allstate Corp.	2,850	(2.7%)	(3,980)
Phillips 66	1,051	(2.8%)	(4,203)
Franklin Resources, Inc.	3,398	(2.8%)	(4,216)
United Therapeutics Corp.*	1,648	(2.9%)	(4,334)
Conagra Brands, Inc.	7,808	(2.9%)	(4,342)
Apple, Inc.	743	(2.9%)	(4,349)
CDW Corp.	1,398	(3.0%)	(4,407)
Williams Companies, Inc.	4,561	(3.1%)	(4,584)
Comcast Corp. — Class A	6,150	(3.2%)	(4,815)
Oshkosh Corp.	1,989	(3.2%)	(4,841)
Kansas City Southern	2,955	(3.3%)	(4,961)
Thermo Fisher Scientific, Inc.	591	(3.4%)	(5,111)
Seagate Technology plc	2,029	(3.6%)	(5,331)
Abbott Laboratories	2,894	(3.6%)	(5,433)
Corning, Inc.	4,084	(3.7%)	(5,512)
Louisiana-Pacific Corp.	4,768	(3.7%)	(5,537)
HollyFrontier Corp.	1,164	(3.8%)	(5,737)
Bank of America Corp.	4,517	(4.0%)	(5,923)
Gilead Sciences, Inc.	4,409	(4.0%)	(5,978)
Oracle Corp.	2,807	(4.3%)	(6,449)
Pentair plc	4,703	(4.5%)	(6,708)
Caterpillar, Inc.	743	(4.6%)	(6,807)
Benchmark Electronics, Inc.	6,141	(4.6%)	(6,909)
Yum! Brands, Inc.	1,393	(4.8%)	(7,096)
Pfizer, Inc.	11,692	(4.8%)	(7,191)
Quanta Services, Inc.*	4,712	(5.1%)	(7,610)
Danaher Corp.	1,982	(5.1%)	(7,691)
TEGNA, Inc.	24,427	(5.2%)	(7,824)
Amdocs Ltd.	2,291	(5.6%)	(8,374)
Varian Medical Systems, Inc.*	946	(5.7%)	(8,483)
Spirit AeroSystems Holdings, Inc. — Class A	1,601	(5.7%)	(8,518)
Dover Corp.	2,781	(5.8%)	(8,680)
Walgreens Boots Alliance, Inc.	2,421	(5.9%)	(8,775)
Hill-Rom Holdings, Inc.	1,788	(6.0%)	(8,990)
Alaska Air Group, Inc.	2,096	(6.2%)	(9,264)
JPMorgan Chase & Co.	2,399	(6.3%)	(9,465)
JetBlue Airways Corp.*	13,634	(6.5%)	(9,705)
Delta Air Lines, Inc.	4,346	(6.6%)	(9,811)
Applied Materials, Inc.	2,649	(6.6%)	(9,893)
PBF Energy, Inc. — Class A	1,799	(6.8%)	(10,183)
ARRIS International plc*	7,098	(6.9%)	(10,363)
Arrow Electronics, Inc.*	2,824	(7.0%)	(10,452)
Aflac, Inc.	3,991	(7.0%)	(10,515)
KLA-Tencor Corp.	1,021	(7.2%)	(10,691)
General Motors Co.	2,622	(7.2%)	(10,793)
Travelers Companies, Inc.	1,632	(7.2%)	(10,820)
Tailored Brands, Inc.	1,926	(7.3%)	(10,880)
International Paper Co.	2,295	(7.4%)	(11,082)
Bruker Corp.	3,586	(7.7%)	(11,575)
Broadcom, Inc.	460	(7.8%)	(11,610)
Meritor, Inc.*	9,288	(8.0%)	(11,930)
Lam Research Corp.	706	(8.3%)	(12,408)
Icad, Inc.*	28,684	(8.7%)	(13,051)
Lear Corp.	796	(8.9%)	(13,316)
Zimmer Biomet Holdings, Inc.	2,451	(9.1%)	(13,530)
TE Connectivity Ltd.	1,474	(9.2%)	(13,685)
Celgene Corp.*	1,808	(10.0%)	(14,988)
Masco Corp.	5,755	(10.0%)	(14,995)
MAXIMUS, Inc.	3,271	(10.2%)	(15,181)
Lions Gate Entertainment Corp. — Class A	9,762	(10.6%)	(15,835)
United Rentals, Inc.*	953	(10.8%)	(16,092)
Western Digital Corp.	1,535	(11.1%)	(16,609)
Perrigo Company plc	1,913	(11.3%)	(16,813)
Huntsman Corp.	4,390	(11.4%)	(17,037)
HP, Inc.	15,897	(11.5%)	(17,248)
Intel Corp.	3,035	(11.6%)	(17,329)
ON Semiconductor Corp.*	8,375	(11.6%)	(17,336)
Parker-Hannifin Corp.	1,326	(11.7%)	(17,457)
News Corp. — Class A	20,070	(12.6%)	(18,884)
Kimberly-Clark Corp.	5,589	(12.9%)	(19,311)
JM Smucker Co.	2,878	(13.0%)	(19,475)
Mylan N.V.*	5,212	(13.6%)	(20,257)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Fluor Corp.	2,323	(13.9%)	$(20,814)
CVS Health Corp.	5,815	(14.2%)	(21,277)
AGCO Corp.	3,176	(15.2%)	(22,756)
International Business Machines Corp.	1,531	(16.7%)	(24,973)
Crane Co.	2,222	(17.9%)	(26,731)
Belden, Inc.	2,159	(18.4%)	(27,521)
Prudential Financial, Inc.	1,891	(19.0%)	(28,431)
DXC Technology Co.	3,084	(19.3%)	(28,777)
FedEx Corp.	799	(19.5%)	(29,058)
Tech Data Corp.*	1,334	(20.3%)	(30,255)
Cirrus Logic, Inc.*	6,583	(20.8%)	(31,005)
Owens-Illinois, Inc.*	6,254	(20.9%)	(31,239)
AECOM*	11,034	(21.5%)	(32,097)
Principal Financial Group, Inc.	3,413	(22.5%)	(33,569)
Biogen, Inc.*	893	(22.7%)	(33,857)
Sanderson Farms, Inc.	1,926	(23.7%)	(35,431)
Coherent, Inc.*	692	(24.3%)	(36,337)
Tyson Foods, Inc. — Class A	6,243	(25.4%)	(37,989)
PACCAR, Inc.	4,579	(30.0%)	(44,783)
Owens Corning	2,349	(30.7%)	(45,852)
McKesson Corp.	2,651	(31.9%)	(47,674)
Southwest Airlines Co.	6,467	(32.4%)	(48,329)
Pilgrim's Pride Corp.*	13,069	(48.3%)	(72,141)
Molson Coors Brewing Co. — Class B	6,238	(48.9%)	(73,018)
Copa Holdings S.A. — Class A	2,630	(51.9%)	(77,576)
Cummins, Inc.	2,646	(52.3%)	(78,110)
Ingredion, Inc.	4,891	(66.6%)	(99,418)
Cardinal Health, Inc.	7,206	(66.6%)	(99,455)
Total Custom Basket of Long Securities			149,385

CUSTOM BASKET OF SHORT SECURITIES[3]
Healthcare Services Group, Inc.	(41,060)	(2.0%)	261,279
Albemarle Corp.	(6,257)	(2.0%)	253,192
ABM Industries, Inc.	(51,390)	(1.8%)	230,078
Goldman Sachs Group, Inc.	(7,995)	(1.6%)	205,274
NewMarket Corp.	(6,286)	(1.4%)	186,004
LendingTree, Inc.*	(2,241)	(1.2%)	150,157
Southern Copper Corp.	(46,445)	(1.1%)	142,071
National Instruments Corp.	(21,115)	(1.0%)	128,992
Sensient Technologies Corp.	(12,274)	(1.0%)	122,863
Charles Schwab Corp.	(24,140)	(0.6%)	79,150
Nucor Corp.	(11,848)	(0.5%)	69,596
Robert Half International, Inc.	(13,560)	(0.5%)	63,811
Texas Capital Bancshares, Inc.*	(7,913)	(0.5%)	62,371
Marriott International, Inc. — Class A	(4,993)	(0.5%)	61,636
Halliburton Co.	(20,710)	(0.4%)	57,659
SEI Investments Co.	(9,710)	(0.4%)	56,938
Compass Minerals International, Inc.	(23,792)	(0.4%)	55,239
Workday, Inc. — Class A*	(5,006)	(0.4%)	54,009
First Horizon National Corp.	(41,315)	(0.4%)	48,149
Pinnacle Financial Partners, Inc.	(17,265)	(0.4%)	45,877
Ball Corp.	(15,503)	(0.3%)	44,235
Air Products & Chemicals, Inc.	(4,068)	(0.3%)	39,708
Sterling Bancorp	(37,262)	(0.3%)	38,667
Valley National Bancorp	(83,102)	(0.3%)	37,737
Camden Property Trust	(15,746)	(0.3%)	34,683
Palo Alto Networks, Inc.*	(2,881)	(0.3%)	32,664
Sealed Air Corp.	(18,605)	(0.2%)	30,557
salesforce.com, Inc.*	(11,412)	(0.2%)	30,397
Summit Materials, Inc. — Class A*	(21,960)	(0.2%)	28,807
Mosaic Co.	(20,239)	(0.2%)	28,207
Markel Corp.*	(2,470)	(0.2%)	27,912
New York Community Bancorp, Inc.	(50,616)	(0.2%)	26,391
BB&T Corp.	(12,547)	(0.2%)	25,943
McDonald's Corp.	(4,779)	(0.2%)	25,784
Washington Federal, Inc.	(18,546)	(0.2%)	25,772
Capitol Federal Financial, Inc.	(136,084)	(0.2%)	25,720
Avery Dennison Corp.	(5,873)	(0.2%)	23,377
Aon plc	(4,338)	(0.2%)	23,249
Huntington Bancshares, Inc.	(39,392)	(0.2%)	22,938
RenaissanceRe Holdings Ltd.	(6,696)	(0.2%)	21,085
People's United Financial, Inc.	(33,285)	(0.2%)	19,980
JBG SMITH Properties	(17,265)	(0.1%)	18,933
Martin Marietta Materials, Inc.	(4,292)	(0.1%)	18,849
TripAdvisor, Inc.*	(10,229)	(0.1%)	18,018
Investors Bancorp, Inc.	(82,161)	(0.1%)	17,473
FireEye, Inc.*	(34,286)	(0.1%)	16,520
Associated Banc-Corp.	(26,679)	(0.1%)	16,402
Schlumberger Ltd.	(11,641)	(0.1%)	15,503
Waste Management, Inc.	(7,775)	(0.1%)	14,499
Nielsen Holdings plc	(18,953)	(0.1%)	9,088
Intercontinental Exchange, Inc.	(7,914)	(0.1%)	7,548
Wendy's Co.	(74,410)	(0.1%)	7,451
MarketAxess Holdings, Inc.	(5,091)	0.0%	6,060
First Republic Bank	(14,887)	0.0%	5,052
Charter Communications, Inc. — Class A*	(2,733)	0.0%	3,469
Duke Energy Corp.	(8,229)	0.0%	3,317
Alleghany Corp.	(1,018)	0.0%	3,093
Multi-Color Corp.	(12,302)	0.0%	1,603
Aramark	(39,931)	0.0%	978
Royal Gold, Inc.	(6,467)	0.0%	(563)
IBERIABANK Corp.	(8,539)	0.0%	(954)
Platform Specialty Products Corp.*	(49,439)	0.0%	(1,171)
PPG Industries, Inc.	(5,779)	0.0%	(1,582)
WR Grace & Co.	(16,470)	0.0%	(2,466)
ServiceNow, Inc.*	(3,852)	0.0%	(3,169)
Crown Castle International Corp.	(13,993)	0.0%	(3,657)
Essex Property Trust, Inc.	(3,848)	0.0%	(4,860)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Republic Services, Inc. — Class A	(9,315)	0.1%	$(7,657)
Signature Bank*	(5,095)	0.1%	(9,821)
AptarGroup, Inc.	(15,155)	0.1%	(10,783)
KAR Auction Services, Inc.	(15,601)	0.1%	(10,988)
Everest Re Group Ltd.	(2,625)	0.1%	(12,039)
Marsh & McLennan Companies, Inc.	(7,306)	0.1%	(12,354)
Commercial Metals Co.	(60,122)	0.1%	(15,554)
MSA Safety, Inc.	(13,860)	0.1%	(16,596)
Equifax, Inc.	(5,406)	0.2%	(21,229)
Allegheny Technologies, Inc.*	(47,725)	0.2%	(24,795)
National Oilwell Varco, Inc.	(19,710)	0.2%	(26,252)
Sherwin-Williams Co.	(3,840)	0.2%	(31,851)
Equinix, Inc.	(2,474)	0.2%	(31,969)
Tesla, Inc.*	(1,160)	0.2%	(32,136)
NiSource, Inc.	(28,468)	0.3%	(33,314)
Texas Roadhouse, Inc. — Class A	(9,837)	0.3%	(33,400)
Dominion Energy, Inc.	(22,922)	0.3%	(36,105)
Invitation Homes, Inc.	(55,254)	0.3%	(37,026)
Vornado Realty Trust	(18,817)	0.3%	(38,801)
Alliant Energy Corp.	(17,737)	0.3%	(39,151)
Alexandria Real Estate Equities, Inc.	(15,462)	0.3%	(40,198)
DTE Energy Co.	(6,221)	0.3%	(41,989)
American Tower Corp. — Class A	(7,433)	0.3%	(42,623)
Costco Wholesale Corp.	(2,914)	0.3%	(43,164)
Amazon.com, Inc.*	(374)	0.3%	(43,649)
Vulcan Materials Co.	(10,283)	0.4%	(45,411)
Realty Income Corp.	(18,070)	0.4%	(45,474)
WEC Energy Group, Inc.	(10,093)	0.4%	(49,951)
Eaton Vance Corp.	(12,378)	0.4%	(51,822)
Cannae Holdings, Inc.*	(46,875)	0.4%	(51,935)
Eversource Energy	(11,437)	0.4%	(54,560)
Douglas Emmett, Inc.	(38,486)	0.4%	(54,708)
Extraction Oil & Gas, Inc.*	(55,834)	0.4%	(56,760)
Parsley Energy, Inc. — Class A*	(21,395)	0.4%	(56,763)
IHS Markit Ltd.*	(56,191)	0.4%	(56,882)
Terreno Realty Corp.	(57,729)	0.4%	(57,903)
Federal Realty Investment Trust	(5,121)	0.5%	(58,576)
Glacier Bancorp, Inc.	(17,511)	0.5%	(59,481)
TransDigm Group, Inc.	(2,622)	0.5%	(66,159)
FactSet Research Systems, Inc.	(4,619)	0.5%	(66,453)
AvalonBay Communities, Inc.	(4,901)	0.5%	(67,219)
Equity LifeStyle Properties, Inc.	(23,962)	0.6%	(72,925)
SBA Communications Corp.*	(6,807)	0.6%	(75,426)
Equity Residential	(9,760)	0.6%	(79,164)
HCP, Inc.	(39,291)	0.6%	(79,395)
RPM International, Inc.	(11,686)	0.7%	(85,844)
Covanta Holding Corp.	(168,009)	0.7%	(86,050)
Booking Holdings, Inc.*	(441)	0.7%	(86,639)
Ellie Mae, Inc.*	(5,363)	0.7%	(86,840)
Boston Properties, Inc.	(13,221)	0.7%	(87,404)
CyrusOne, Inc.	(19,709)	0.7%	(89,372)
Gartner, Inc.*	(7,521)	0.7%	(90,672)
Ashland Global Holdings, Inc.	(12,302)	0.7%	(91,780)
Hudson Pacific Properties, Inc.	(30,404)	0.7%	(93,480)
American Campus Communities, Inc.	(36,064)	0.7%	(95,899)
SL Green Realty Corp.	(11,970)	0.8%	(98,007)
Redwood Trust, Inc.	(54,308)	0.8%	(99,197)
Rexford Industrial Realty, Inc.	(44,783)	0.8%	(100,052)
Diamondback Energy, Inc.	(6,352)	0.8%	(102,537)
American Water Works Company, Inc.	(17,387)	0.8%	(103,164)
Digital Realty Trust, Inc.	(15,248)	0.8%	(106,044)
South Jersey Industries, Inc.	(26,423)	0.9%	(110,986)
Pegasystems, Inc.	(14,734)	0.9%	(111,246)
Howard Hughes Corp.*	(11,906)	0.9%	(116,160)
Healthcare Trust of America, Inc. — Class A	(87,755)	1.0%	(122,364)
PriceSmart, Inc.	(19,283)	1.0%	(122,964)
Cornerstone OnDemand, Inc.*	(13,912)	1.0%	(126,339)
Axis Capital Holdings Ltd.	(26,704)	1.0%	(126,908)
Under Armour, Inc. — Class A*	(33,125)	1.0%	(132,006)
White Mountains Insurance Group Ltd.	(1,686)	1.1%	(136,706)
Public Storage	(6,440)	1.2%	(152,936)
Tyler Technologies, Inc.*	(4,698)	1.2%	(156,498)
Ultimate Software Group, Inc.*	(3,218)	1.2%	(160,796)
SPS Commerce, Inc.*	(11,415)	1.3%	(173,772)
Duke Realty Corp.	(45,119)	1.4%	(175,029)
RLI Corp.	(26,744)	1.4%	(181,194)
Pool Corp.	(5,824)	1.4%	(182,599)
Hess Corp.	(20,716)	1.4%	(183,173)
Moody's Corp.	(8,003)	1.4%	(184,458)
WD-40 Co.	(4,725)	1.5%	(186,883)
Semtech Corp.*	(15,038)	1.5%	(192,223)
Sun Communities, Inc.	(27,183)	1.5%	(194,831)
Monolithic Power Systems, Inc.	(9,432)	1.5%	(195,353)
HB Fuller Co.	(53,838)	1.5%	(196,072)
Vail Resorts, Inc.	(3,167)	1.6%	(202,352)
Kilroy Realty Corp.	(20,131)	1.6%	(204,012)
Retail Opportunity Investments Corp.	(93,565)	1.6%	(205,778)
UDR, Inc.	(50,603)	1.6%	(211,949)
Mobile Mini, Inc.	(52,569)	1.7%	(220,095)
Ingevity Corp.*	(10,215)	1.7%	(222,907)
Tetra Tech, Inc.	(25,674)	1.7%	(223,159)
PTC, Inc.*	(7,460)	1.7%	(224,068)
Ollie's Bargain Outlet Holdings, Inc.*	(7,977)	1.7%	(224,841)
CarMax, Inc.*	(26,441)	1.9%	(239,432)
MSCI, Inc. — Class A	(6,787)	1.9%	(242,644)
EastGroup Properties, Inc.	(18,333)	1.9%	(244,609)
FMC Corp.	(14,481)	2.0%	(259,889)
Ecolab, Inc.	(18,597)	2.2%	(278,900)
Balchem Corp.	(22,481)	2.3%	(296,130)
Crocs, Inc.*	(30,829)	2.3%	(297,991)
TransUnion	(18,572)	2.4%	(312,427)
Shake Shack, Inc. — Class A*	(12,403)	2.5%	(320,758)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
ASGN, Inc.*	(33,638)	2.7%	$(342,513)
Insperity, Inc.	(11,395)	3.2%	(408,658)
Rollins, Inc.	(56,469)	3.4%	(439,744)
Verisk Analytics, Inc. — Class A*	(27,241)	3.4%	(448,922)
Exponent, Inc.	(48,804)	4.0%	(516,515)
Cintas Corp.	(15,185)	4.1%	(521,791)
Copart, Inc.*	(29,138)	4.5%	(579,017)
Team, Inc.*	(58,895)	4.5%	(588,599)
CoStar Group, Inc.*	(7,047)	5.3%	(690,401)
Total Custom Basket of Short Securities			(12,879,397)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.
[3]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
[4]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
plc Public Limited Company REIT Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$205,526,201	$—	$—	$205,526,201
Money Market Fund	17,006,891	—	—	17,006,891
Custom Basket Swap Agreements*	—	149,385	—	149,385
Total Assets	$222,533,092	$149,385	$—	$222,682,477

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements*	$—	$12,879,397	$—	$12,879,397

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Non-cyclical - 23.1%
Johnson & Johnson	37,563	$4,557,894
AbbVie, Inc.	37,204	3,446,951
Procter & Gamble Co.	36,226	2,827,802
PepsiCo, Inc.	22,225	2,419,636
Sysco Corp.	33,846	2,311,344
Pfizer, Inc.	59,853	2,171,467
Amgen, Inc.	10,504	1,938,933
Anthem, Inc.	8,041	1,913,999
Kellogg Co.	26,022	1,818,157
Molson Coors Brewing Co. — Class B	26,645	1,812,926
Kimberly-Clark Corp.	17,189	1,810,689
UnitedHealth Group, Inc.	6,644	1,630,039
Biogen, Inc.*	5,560	1,613,734
Ingredion, Inc.	14,164	1,567,955
Bristol-Myers Squibb Co.	27,760	1,536,238
Allergan plc	9,214	1,536,158
United Rentals, Inc.*	9,372	1,383,495
ABIOMED, Inc.*	3,062	1,252,511
Humana, Inc.	4,150	1,235,165
Coca-Cola Co.	24,397	1,070,052
Robert Half International, Inc.	15,664	1,019,726
Moody's Corp.	5,244	894,416
Medtronic plc	10,439	893,683
Celgene Corp.*	10,678	848,047
Merck & Company, Inc.	12,022	729,735
Square, Inc. — Class A*	11,406	703,066
CVS Health Corp.	10,439	671,750
Estee Lauder Companies, Inc. — Class A	4,479	639,108
Cardinal Health, Inc.	11,942	583,128
Colgate-Palmolive Co.	8,133	527,100
Becton Dickinson and Co.	1,387	332,270
ManpowerGroup, Inc.	3,032	260,934
Hershey Co.	2,754	256,287
Cigna Corp.	1,433	243,538
Total Consumer, Non-cyclical		48,457,933
Technology - 20.6%
Apple, Inc.	27,244	5,043,137
Intel Corp.	81,338	4,043,312
Microsoft Corp.	36,917	3,640,385
NVIDIA Corp.	10,692	2,532,935
Lam Research Corp.	11,628	2,009,900
Oracle Corp.	44,818	1,974,681
Texas Instruments, Inc.	17,754	1,957,378
Accenture plc — Class A	11,848	1,938,214
HP, Inc.	75,559	1,714,434
NetApp, Inc.	21,519	1,689,887
CA, Inc.	44,982	1,603,608
Cognizant Technology Solutions Corp. — Class A	19,762	1,561,000
Applied Materials, Inc.	31,394	1,450,089
Adobe Systems, Inc.*	5,023	1,224,658
DXC Technology Co.	15,127	1,219,388
IPG Photonics Corp.*	4,730	1,043,580
QUALCOMM, Inc.	18,343	1,029,409
Veeva Systems, Inc. — Class A*	13,207	1,015,090
MSCI, Inc. — Class A	5,313	878,930
Tyler Technologies, Inc.*	3,929	872,631
Intuit, Inc.	3,723	760,627
Red Hat, Inc.*	5,348	718,611
VMware, Inc. — Class A*	4,838	711,041
Xilinx, Inc.	9,494	619,578
Ultimate Software Group, Inc.*	2,218	570,714
KLA-Tencor Corp.	5,318	545,255
Citrix Systems, Inc.*	4,830	506,377
ServiceNow, Inc.*	1,534	264,569
Total Technology		43,139,418
Financial - 13.3%
JPMorgan Chase & Co.	38,176	3,977,939
Mastercard, Inc. — Class A	16,174	3,178,515
Visa, Inc. — Class A	15,769	2,088,604
Citigroup, Inc.	29,876	1,999,302
MetLife, Inc.	45,494	1,983,539
State Street Corp.	17,514	1,630,378
Prudential Financial, Inc.	16,486	1,541,606
BlackRock, Inc. — Class A	2,405	1,200,191
PNC Financial Services Group, Inc.	8,268	1,117,007
T. Rowe Price Group, Inc.	9,602	1,114,696
Aflac, Inc.	23,056	991,869
Progressive Corp.	16,736	989,934
Comerica, Inc.	10,694	972,299
SEI Investments Co.	13,931	870,966
Discover Financial Services	11,557	813,729
American Express Co.	7,169	702,562
Hospitality Properties Trust REIT	17,143	490,461
WP Carey, Inc. REIT	6,533	433,464
Capital One Financial Corp.	4,396	403,992
Bank of Hawaii Corp.	3,810	317,830
Bank of America Corp.	10,845	305,721
Invesco Ltd.	9,879	262,386
Weyerhaeuser Co. REIT	5,813	211,942
HCP, Inc. REIT	6,824	176,196
Total Financial		27,775,128
Communications - 11.3%
Cisco Systems, Inc.	101,009	4,346,417
Amazon.com, Inc.*	1,871	3,180,326
Alphabet, Inc. — Class A*	2,633	2,973,157
Facebook, Inc. — Class A*	14,728	2,861,945
Omnicom Group, Inc.	22,899	1,746,507
eBay, Inc.*	43,724	1,585,432
Juniper Networks, Inc.	55,680	1,526,746
FactSet Research Systems, Inc.	6,810	1,349,061
Comcast Corp. — Class A	39,785	1,305,346
AT&T, Inc.	29,520	947,887
Netflix, Inc.*	2,113	827,092
Walt Disney Co.	6,317	662,084
Verizon Communications, Inc.	7,226	363,540
Total Communications		23,675,540
Industrial - 11.3%
Lockheed Martin Corp.	10,089	2,980,593
Cummins, Inc.	16,921	2,250,493
Boeing Co.	5,590	1,875,501
Johnson Controls International plc	50,035	1,673,671
Eaton Corporation plc	22,057	1,648,540
Vishay Intertechnology, Inc.	68,679	1,593,353
Caterpillar, Inc.	11,691	1,586,118
3M Co.	7,437	1,463,007
Oshkosh Corp.	17,334	1,218,927

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Industrial - 11.3% (continued)
Arconic, Inc.	64,836	$1,102,861
Landstar System, Inc.	8,811	962,161
Raytheon Co.	4,323	835,117
FedEx Corp.	3,186	723,413
Ingersoll-Rand plc	7,483	671,449
Union Pacific Corp.	4,713	667,738
Rockwell Automation, Inc.	3,790	630,012
Norfolk Southern Corp.	3,600	543,132
Deere & Co.	3,517	491,676
United Parcel Service, Inc. — Class B	3,814	405,161
Fluor Corp.	6,453	314,777
Total Industrial		23,637,700
Consumer, Cyclical - 11.0%
Home Depot, Inc.	12,854	2,507,815
Southwest Airlines Co.	29,467	1,499,281
Delta Air Lines, Inc.	29,970	1,484,714
Best Buy Company, Inc.	19,086	1,423,434
WW Grainger, Inc.	4,252	1,311,317
Las Vegas Sands Corp.	15,917	1,215,422
Alaska Air Group, Inc.	18,620	1,124,462
Pool Corp.	7,378	1,117,767
Lear Corp.	5,862	1,089,218
Darden Restaurants, Inc.	9,921	1,062,142
Tractor Supply Co.	13,752	1,051,891
L Brands, Inc.	27,718	1,022,240
JetBlue Airways Corp.*	53,736	1,019,909
Kohl's Corp.	13,009	948,356
Ulta Beauty, Inc.*	3,979	928,937
Tapestry, Inc.	18,453	861,940
Nordstrom, Inc.	16,500	854,370
Lowe's Companies, Inc.	6,556	626,557
Whirlpool Corp.	3,028	442,784
General Motors Co.	9,437	371,818
Ford Motor Co.	33,004	365,354
NIKE, Inc. — Class B	2,782	221,670
VF Corp.	2,627	214,153
Lululemon Athletica, Inc.*	1,434	179,035
Total Consumer, Cyclical		22,944,586
Energy - 6.5%
Chevron Corp.	37,314	4,717,609
Occidental Petroleum Corp.	31,803	2,661,275
ConocoPhillips	34,603	2,409,061
Hess Corp.	17,763	1,188,167
ONEOK, Inc.	16,119	1,125,590
Marathon Oil Corp.	36,593	763,330
Schlumberger Ltd.	5,862	392,930
EOG Resources, Inc.	2,293	285,318
Total Energy		13,543,280
Basic Materials - 1.7%
Eastman Chemical Co.	22,139	2,213,015
Praxair, Inc.	6,222	984,009
Air Products & Chemicals, Inc.	2,411	375,465
Total Basic Materials		3,572,489
Utilities - 0.3%
Entergy Corp.	6,600	533,214
Sempra Energy	1,841	213,758
Total Utilities		746,972
Total Common Stocks
(Cost $196,497,628)		207,493,046

EXCHANGE-TRADED FUNDS† - 0.6%
SPDR S&P 500 ETF Trust	4,306	1,168,132
Total Exchange-Traded Funds
(Cost $1,174,649)		1,168,132

MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[1]	2,288,614	2,288,614
Total Money Market Fund
(Cost $2,288,614)		2,288,614
Total Investments - 100.8%
(Cost $199,960,891)		$210,949,792
Other Assets & Liabilities, net - (0.8)%		(1,642,337)
Total Net Assets - 100.0%		$209,307,455

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2018.
plc Public Limited Company REIT Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$207,493,046	$—	$—	$207,493,046
Exchange-Traded Funds	1,168,132	—	—	1,168,132
Money Market Fund	2,288,614	—	—	2,288,614
Total Assets	$210,949,792	$—	$—	$210,949,792

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.1%
Invesco S&P High Income Infrastructure ETF	11,652	$309,826
Total Exchange-Traded Funds
(Cost $244,921)		309,826

MUTUAL FUNDS† - 84.0%
Guggenheim Limited Duration Fund - Institutional Class[1]	68,918	1,701,585
Guggenheim High Yield Fund - Institutional Class[1]	141,586	1,271,446
Guggenheim Investment Grade Bond Fund - Institutional Class[1]	67,445	1,243,008
Guggenheim World Equity Income Fund - Institutional Class[1]	39,907	603,397
Guggenheim Risk Managed Real Estate Fund - Institutional Class[1]	10,809	316,474
Total Mutual Funds
(Cost $4,957,897)		5,135,910

CLOSED-END FUNDS† - 9.1%
BlackRock Enhanced Capital and Income Fund, Inc.	1,076	17,453
Royce Value Trust, Inc.	1,100	17,380
Eaton Vance Enhanced Equity Income Fund II	946	15,921
Aberdeen Income Credit Strategies Fund	1,134	15,661
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,250	15,137
AllianzGI Diversified Income & Convertible Fund	650	14,917
John Hancock Premium Dividend Fund	900	14,805
Neuberger Berman High Yield Strategies Fund, Inc.	1,346	14,564
Eaton Vance Tax-Advantaged Global Dividend Income Fund	850	14,450
PIMCO Dynamic Credit and Mortgage Income Fund	600	14,142
Calamos Strategic Total Return Fund	1,100	13,937
Brookfield Real Assets Income Fund, Inc.	600	13,620
Clough Global Equity Fund	950	13,594
Western Asset High Income Fund II, Inc.	2,108	13,576
AllianzGI Equity & Convertible Income Fund	600	13,350
Voya Global Advantage and Premium Opportunity Fund	1,150	13,317
Apollo Tactical Income Fund, Inc.	850	13,260
KKR Income Opportunities Fund	800	13,248
BlackRock Multi-Sector Income Trust	766	13,091
New America High Income Fund, Inc.	1,517	13,077
Invesco Dynamic Credit Opportunities Fund	1,120	13,014
DoubleLine Income Solutions Fund	650	12,993
Ares Dynamic Credit Allocation Fund, Inc.	800	12,872
Ivy High Income Opportunities Fund	890	12,754
John Hancock Investors Trust	798	12,736
Blackstone / GSO Strategic Credit Fund	800	12,648
BlackRock Limited Duration Income Trust	850	12,639
Cohen & Steers Total Return Realty Fund, Inc.	1,000	12,570
Western Asset Global Corporate Defined Opportunity Fund, Inc.	750	12,563
Pioneer High Income Trust	1,350	12,542
Barings Global Short Duration High Yield Fund	665	12,489
Nuveen Senior Income Fund	2,000	12,460
AllianceBernstein Global High Income Fund, Inc.	1,050	12,117
BlackRock Corporate High Yield Fund, Inc.	1,150	12,029
Tortoise Energy Infrastructure Corp.	450	12,010
Western Asset Premier Bond Fund	951	11,983
Nuveen Short Duration Credit Opportunities Fund	700	11,900
BlackRock Credit Allocation Income Trust	978	11,814
Delaware Enhanced Global Dividend & Income Fund	1,000	11,330
Aberdeen Global Dynamic Dividend Fund	1,100	11,275
Eaton Vance Tax-Managed Buy-Write Income Fund	700	11,256
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	900	10,251
Total Closed-End Funds
(Cost $537,007)		556,745

MONEY MARKET FUND† - 1.2%
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class 1.72%[2]	70,296	70,296
Total Money Market Fund
(Cost $70,296)		70,296
Total Investments - 99.4%
(Cost $5,810,121)		$6,072,777
Other Assets & Liabilities, net - 0.6%		39,713
Total Net Assets - 100.0%		$6,112,490

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$309,826	$—	$—	$309,826
Mutual Funds	5,135,910	—	—	5,135,910
Closed-End Funds	556,745	—	—	556,745
Money Market Fund	70,296	—	—	70,296
Total Assets	$6,072,777	$—	$—	$6,072,777

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim High Yield Fund - Institutional Class	$2,038,895	$128,486	$(815,000)	$(13,578)	$(67,357)	$1,271,446	141,586	$144,775	$–
Guggenheim Investment Grade Bond Fund - Institutional Class	407,346	839,042	–	–	(3,380)	1,243,008	67,445	42,831	–
Guggenheim Limited Duration Fund - Institutional Class	1,605,844	106,542	–	–	(10,801)	1,701,585	68,918	35,723	–
Guggenheim Risk Managed Real Estate Fund - Institutional Class	283,359	39,311	–	–	(6,196)	316,474	10,809	7,137	9,841
Guggenheim World Equity Income Fund - Institutional Class	367,974	225,655	–	–	9,768	603,397	39,907	15,815	–
Exchange-Traded Funds
Guggenheim S&P High Income Infrastructure ETF	612,720	–	(243,850)	41,578	–	–	–	43,311	6,282
	$5,316,138	$1,339,036	$(1,058,850)	$28,000	$(77,966)	$5,135,910		$289,592	$16,123

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares		Value
COMMON STOCKS† - 0.0%
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc†††,1,2		12,773	$33,176
Energy - 0.0%
Titan Energy LLC*		10,110	3,033
Total Common Stocks
(Cost $317,262)			36,209

MUTUAL FUNDS† - 0.8%
Guggenheim Strategy Fund I2		463,249	11,599,757
Guggenheim Strategy Fund III[2]		301,014	7,522,350
Guggenheim Strategy Fund II2		299,960	7,496,002
Total Mutual Funds
(Cost $26,523,511)			26,618,109

MONEY MARKET FUND† - 1.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 1.70%[3]		37,712,021	37,712,021
Total Money Market Fund
(Cost $37,712,021)			37,712,021

		Face Amount~
SENIOR FLOATING RATE INTERESTS††,7 - 87.0%
Industrial - 17.5%
Flex Acquisition Company, Inc.
5.31% (3 Month USD LIBOR + 3.00%) due 12/29/23		36,393,107	36,205,319
VC GB Holdings, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 02/28/24		33,874,671	33,789,984
TransDigm Group, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 05/31/25		18,016,310	17,861,550
4.59% (1 Month USD LIBOR + 2.50%) due 06/09/23		11,933,421	11,849,887
Engineered Machinery Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%) due 07/19/24		29,726,772	29,559,708
BWAY Holding Co.
5.59% (3 Month USD LIBOR + 3.25%) due 04/03/24		27,493,491	27,326,055
DAE Aviation
5.84% (1 Month USD LIBOR + 3.75%) due 07/07/22		27,193,944	27,205,365
Quikrete Holdings, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 11/15/23		25,480,769	25,342,663
Charter Nex US, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 05/16/24		19,280,250	19,169,389
Cartrawler
3.75% (1 Month EURIBOR + 3.75%) due 04/29/21[10]	EUR	16,068,477	18,575,190
Filtration Group Corp.
5.09% (3 Month USD LIBOR + 3.00%) due 03/29/25		17,750,000	17,732,250
Reynolds Group Holdings, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 02/05/23		17,237,593	17,184,846
GYP Holdings III Corp.
4.84% (2 Month USD LIBOR + 2.75%) and (1 Month USD LIBOR + 2.75%) due 06/01/25		17,071,201	16,928,998
Travelport Finance (Luxembourg) S.A.R.L.
4.83% (3 Month USD LIBOR + 2.50%) due 03/17/25		16,600,000	16,525,300
Advanced Disposal Services, Inc.
4.23% (1 Week USD LIBOR + 2.25%) due 11/10/23		16,488,783	16,435,194
Brickman Group Holdings, Inc.
5.46% (1 Month USD LIBOR + 3.00%) and (Commercial Prime Lending Rate + 2.00%) due 12/18/20		15,703,517	15,700,690
Arctic Long Carriers
6.59% (1 Month USD LIBOR + 4.50%) due 05/18/23		15,300,450	15,319,576
Hayward Industries, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/05/24		14,341,625	14,350,660
10.34% (1 Month USD LIBOR + 8.25%) due 08/04/25		500,000	500,000
CHI Overhead Doors, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 07/29/22		14,248,970	14,278,608
Engility Corp.
4.84% (1 Month USD LIBOR + 2.75%) and (3 Month USD LIBOR + 5.00%) due 08/14/23		13,180,661	13,145,600
Springs Window Fashions
6.32% (3 Month USD LIBOR + 4.25%) due 06/15/25		11,800,000	11,844,250
10.57% (3 Month USD LIBOR + 8.50%) due 06/15/26		1,350,000	1,296,000
RBS Global, Inc.
4.34% (1 Month USD LIBOR + 2.25%) due 08/21/24		12,894,138	12,870,026
CPG International LLC
6.25% (6 Month USD LIBOR + 3.75%) due 05/05/24		12,387,617	12,366,930
American Bath Group LLC
6.58% (3 Month USD LIBOR + 4.25%) due 09/30/23		11,829,682	11,874,043
ABC Supply Co., Inc.
4.09% (1 Month USD LIBOR + 2.00%) due 10/31/23		11,879,699	11,768,980
Wrangler Buyer Corp.
4.84% (1 Month USD LIBOR + 2.75%) due 09/28/24		10,889,265	10,856,597
Argo Merchants
6.08% (3 Month USD LIBOR + 3.75%) due 12/06/24		10,697,743	10,711,115

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.0% (continued)
Industrial - 17.5% (continued)
Titan Acquisition Ltd. (Husky)
5.09% (1 Month USD LIBOR + 3.00%) due 03/28/25		10,174,500	$10,007,943
Zodiac Pool Solutions LLC
8.00% (Commercial Prime Lending Rate + 3.00%) due 12/20/23		9,980,086	9,967,611
Hanjin International Corp.
4.86% (3 Month USD LIBOR + 2.50%) due 10/19/20		9,750,000	9,737,813
Sapphire Bidco B.V.
3.25% (1 Month EURIBOR + 3.25%) due 05/05/25[10]	EUR	8,100,000	9,298,637
Befesa
2.75% (3 Month EURIBOR + 2.75%) due 12/07/22[10]	EUR	6,250,000	7,269,092
CPM Holdings, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 04/11/22		6,592,694	6,650,380
Kuehg Corp. (Kindercare)
6.08% (3 Month USD LIBOR + 3.75%) due 08/12/22		6,522,016	6,497,559
Thermasys Corp.
6.34% (3 Month USD LIBOR + 4.00%) due 05/03/19		6,014,531	5,819,059
Recess Holdings, Inc.
6.20% (3 Month USD LIBOR + 3.75%) due 09/30/24		5,071,202	5,064,863
Hardware Holdings LLC
8.59% (1 Month USD LIBOR + 6.50%) due 03/30/20†††,1		4,921,875	4,638,867
Verallia Packaging Sasu
3.25% (3 Month EURIBOR + 3.25%) due 05/29/25[10]	EUR	3,650,000	4,193,451
Consolidated Container Co. LLC
4.84% (1 Month USD LIBOR + 2.75%) due 05/22/24		3,721,922	3,714,478
Corialis Group Ltd.
3.50% (6 Month EURIBOR + 3.50%) due 03/29/24[10]	EUR	3,075,000	3,528,889
Survitec
4.25% (6 Month EURIBOR + 4.25%) due 03/12/22[10]	EUR	2,700,000	3,060,767
SIG Onex Wizard Acquisition
4.84% (1 Month USD LIBOR + 2.75%) due 03/11/22		2,652,875	2,650,116
EXC Holdings III Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 12/02/24		2,014,875	2,013,626
Tank Holdings Corp.
5.75% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 03/16/22		1,660,870	1,660,870
Wencor Group
6.00% (1 Month LIBOR + 3.50%) and (Commercial Prime Lending Rate + 2.50%) due 06/19/19†††,1		1,403,077	1,371,130
Total Industrial			585,719,924
Consumer, Non-cyclical - 17.4%
CHG Healthcare Services, Inc.
5.36% (3 Month USD LIBOR + 3.00%) due 06/07/23		35,634,073	35,645,120
Examworks Group, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 07/27/23		34,056,129	34,041,825
Albertson's LLC
4.84% (1 Month USD LIBOR + 2.75%) due 08/25/21		21,697,772	21,471,030
5.34% (3 Month USD LIBOR + 3.00%) due 12/21/22		6,221,408	6,160,375
5.32% (3 Month USD LIBOR + 3.00%) due 06/22/23		3,465,000	3,425,049
Chobani LLC
5.59% (1 Month USD LIBOR + 3.50%) due 10/10/23		27,557,182	27,557,182
Sterigenics-Norion Holdings
5.33% (3 Month USD LIBOR + 3.00%) due 05/15/22		27,285,436	27,183,115
JBS USA Lux SA
4.83% (3 Month USD LIBOR + 2.50%) due 10/30/22		26,122,168	25,900,129
MPH Acquisition Holdings LLC
5.08% (3 Month USD LIBOR + 2.75%) due 06/07/23		24,034,905	23,880,841
DJO Finance LLC
5.45% (3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%) due 06/08/20		23,564,655	23,432,222
Dole Food Company, Inc.
4.83% (1 Month USD LIBOR + 2.75%) and (3 Month USD LIBOR + 2.75%) and (Commercial Prime Lending Rate + 1.75%) due 04/06/24		22,283,625	22,152,374
Diamond (BC) B.V.
5.10% (2 Month USD LIBOR + 3.00%) due 09/06/24		10,867,875	10,650,517
3.25% (2 Month EURIBOR + 3.25%) due 09/06/24[10]	EUR	9,054,500	10,356,851
AI Aqua Zip Bidco Pty Ltd.
5.34% (1 Month USD LIBOR + 3.25%) due 12/13/23		19,230,577	19,122,501
PPDI (Pharmaceutical Product Development, Inc.)
4.59% (1 Month USD LIBOR + 2.50%) due 08/18/22		18,720,189	18,610,302
Smart & Final Stores LLC
5.59% (1 Month USD LIBOR + 3.50%) due 11/15/22		19,000,839	18,525,818
Lineage Logistics LLC
5.09% (1 Month USD LIBOR + 3.00%) due 02/27/25		18,229,313	18,092,593
Sigma Holding BV (Flora Food)
3.50% (3 Month EURIBOR + 3.50%) due 03/07/25[10]	EUR	14,000,000	16,000,117

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.0% (continued)
Consumer, Non-cyclical - 17.4% (continued)
Aspen Dental
5.34% (1 Month USD LIBOR + 3.25%) due 04/30/25		15,450,000	$15,401,796
IQVIA Holdings, Inc.
4.08% (3 Month USD LIBOR + 1.75%) due 06/07/25		15,300,000	15,147,000
Endo Luxembourg Finance Co.
6.38% (1 Month USD LIBOR + 4.25%) due 04/29/24		14,778,859	14,741,912
US Foods, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 06/27/23		13,184,852	13,160,197
Hostess Brands LLC
4.34% (1 Month USD LIBOR + 2.25%) due 08/03/22		12,290,542	12,198,363
Authentic Brands
5.59% (1 Month USD LIBOR + 3.50%) due 09/27/24		11,959,625	11,909,753
American Tire Distributors, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 09/01/21		16,984,141	10,981,266
Grifols Worldwide Operations USA, Inc.
4.24% (1 Week USD LIBOR + 2.25%) due 01/31/25		10,862,500	10,862,500
Immucor, Inc.
7.09% (1 Month USD LIBOR + 5.00%) due 06/15/21		10,444,500	10,553,332
PAREXEL International Corp.
4.84% (1 Month USD LIBOR + 2.75%) due 09/27/24		10,533,403	10,467,569
Alpha Bidco SAS
3.25% (3 Month EURIBOR + 3.25%) due 05/08/25[10]	EUR	9,100,000	10,448,742
Cidron New Bidco Ltd.
3.50% (3 Month EURIBOR + 3.50%) due 04/16/25[10]	EUR	8,125,000	9,422,211
CPI Holdco LLC
5.59% (1 Month USD LIBOR + 3.50%) due 03/21/24		9,035,659	9,069,543
CTI Foods Holding Co. LLC
9.35% (1 Month USD LIBOR + 7.25%) due 06/28/21		7,420,000	5,518,625
5.60% (1 Month USD LIBOR + 3.50%) due 06/29/20		3,662,453	3,143,594
Reddy Ice Holdings, Inc.
7.88% (Commercial Prime Lending Rate + 4.50%) and (3 Month USD LIBOR + 5.50%) due 05/01/19		4,657,381	4,624,779
11.83% (3 Month USD LIBOR + 9.50%) due 11/01/19		2,000,000	1,897,500
NVA Holdings, Inc
4.84% (1 Month USD LIBOR + 2.75%) due 02/03/25		6,244,350	6,220,934
Duran Group Holding GMBH
4.00% (3 Month EURIBOR + 4.00%) due 03/29/24[10]	EUR	4,003,529	4,628,087
4.00% (3 Month EURIBOR + 4.00%) due 12/20/24[10]	EUR	1,350,000	1,560,603
Pelican Products, Inc.
5.48% (1 Month USD LIBOR + 3.50%) due 05/01/25		4,770,000	4,758,075
Avantor, Inc.
6.09% (1 Month USD LIBOR + 4.00%) due 11/21/24		4,626,750	4,646,044
Equian LLC
5.33% (1 Month USD LIBOR + 3.25%) due 05/20/24		4,281,750	4,263,895
Nellson Nutraceutical (US)
6.58% (3 Month USD LIBOR + 4.25%) and (Commercial Prime Lending Rate + 3.25%) due 12/23/21		4,066,026	4,045,696
Grocery Outlet, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 10/21/21		3,880,982	3,876,131
Stratose Intermediate Holdings II LLC
5.34% (1 Month USD LIBOR + 3.25%) due 06/22/23		3,267,000	3,280,623
Syneos Health, Inc.
4.09% (1 Month USD LIBOR + 2.00%) due 08/01/24		2,570,264	2,555,408
Arctic Glacier Group Holdings, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 03/20/24		2,394,778	2,403,016
Valeant Pharmaceuticals International, Inc.
4.98% (1 Month USD LIBOR + 3.00%) due 06/01/25		2,274,334	2,265,100
BCPE Eagle Buyer LLC
6.34% (1 Month USD LIBOR + 4.25%) due 03/18/24		2,133,794	2,016,435
Nellson Nutraceutical (CAD)
6.58% (3 Month USD LIBOR + 4.25%) and (Commerical Prime Lending Rate + 3.25%) due 12/23/21		1,671,512	1,663,154
Acadia Healthcare Co., Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 02/16/23		1,284,828	1,286,666
Catalent Pharma Solutions, Inc.
4.34% (1 Month USD LIBOR + 2.25%) due 05/20/24		1,016,895	1,015,461
Jacobs Douwe Egberts
4.63% (3 Month USD LIBOR + 2.25%) due 07/04/22		588,495	587,271
Targus Group International, Inc.
due 05/24/16†††,1,2,4		152,876	–
Total Consumer, Non-cyclical			582,829,242
Technology - 15.0%
Optiv, Inc.
5.31% (1 Month USD LIBOR + 3.25%) due 02/01/24		30,948,153	30,019,709
Misys Ltd.
5.81% (3 Month USD LIBOR + 3.50%) due 06/13/24		29,722,500	29,169,364
Press Ganey Holdings, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 10/23/23		29,016,083	28,943,543
Solera LLC
4.84% (1 Month USD LIBOR + 2.75%) due 03/03/23		26,113,900	25,944,160
LANDesk Group, Inc.
6.35% (1 Month USD LIBOR + 4.25%) due 01/20/24		24,142,864	23,886,466
First Data Corp.
4.09% (1 Month USD LIBOR + 2.00%) due 04/26/24		14,205,407	14,111,509
4.09% (1 Month USD LIBOR + 2.00%) due 07/08/22		7,872,151	7,832,790
Kronos, Inc.
5.36% (3 Month USD LIBOR + 3.00%) due 11/01/23		20,462,431	20,407,592
Seattle Spnco
4.84% (1 Month USD LIBOR + 2.75%) due 06/21/24		19,440,389	19,331,134
TIBCO Software, Inc.
5.60% (1 Month USD LIBOR + 3.50%) due 12/04/20		19,106,884	19,088,924
Epicor Software
5.35% (1 Month USD LIBOR + 3.25%) due 06/01/22		18,073,897	18,006,120
Internet Brands, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 09/13/24		17,651,078	17,633,956
SS&C Technologies, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 04/16/25		17,605,242	17,595,383
Go Daddy Operating Company LLC
4.34% (1 Month USD LIBOR + 2.25%) due 02/15/24		17,479,275	17,376,322
Peak 10 Holding Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 08/01/24		17,269,500	17,048,278
Planview, Inc.
7.34% (1 Month USD LIBOR + 5.25%) due 01/27/23†††,1		15,800,000	15,659,172
Evergood 4 ApS (Nets)
3.25% (3 Month EURIBOR + 3.25%) due 02/06/25[10]	EUR	11,950,342	13,696,426
Micron Technology, Inc.
4.10% (1 Month USD LIBOR + 2.00%) due 05/29/25		12,500,000	12,474,000
Cologix Holdings, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 03/20/24		9,577,763	9,573,740
9.09% (1 Month USD LIBOR + 7.00%) due 03/20/25		1,900,000	1,906,650

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††, 7 - 87.0% (continued)
Technology - 15.0% (continued)
Cypress Intermediate Holdings III, Inc.
5.10% (1 Month USD LIBOR + 3.00%) due 04/29/24		11,350,930	$11,314,493
Infor (US), Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 02/01/22		9,960,318	9,903,046
Flexera Software LLC
5.35% (1 Month USD LIBOR + 3.25%) due 02/26/25		9,127,125	9,090,069
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%) due 02/16/24		8,827,708	8,811,200
Informatica LLC
5.34% (1 Month USD LIBOR + 3.25%) due 08/05/22		8,693,707	8,698,401
Ipreo Holdings
5.09% (1 Month USD LIBOR + 3.00%) due 08/06/21		8,688,625	8,677,765
Eiger Acquisition B.V.
3.75% (3 Month EURIBOR + 3.75%) due 12/12/24[10]	EUR	7,400,000	8,630,021
EIG Investors Corp.
6.07% (3 Month USD LIBOR + 3.75%) due 02/09/23		8,227,900	8,210,786
Jaggaer
6.10% (Commercial Prime Lending Rate + 3.00%) and (1 Month USD LIBOR + 4.00%) due 12/28/24		8,179,500	8,138,603
GlobalLogic Holdings, Inc.
6.08% (3 Month USD LIBOR + 3.75%) due 06/20/22		7,557,207	7,557,207
Camelia Bidco Banc Civica
5.42% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP	5,600,000	7,301,796
Park Place Technologies LLC
6.09% (1 Month USD LIBOR + 4.00%) due 03/29/25		6,300,000	6,292,125
10.09% (1 Month USD LIBOR + 8.00%) due 03/29/26		300,000	298,500
MA Financeco LLC
4.59% (1 Month USD LIBOR + 2.50%) due 11/19/21		6,259,313	6,228,016
Aspect Software, Inc.
12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]		6,629,083	6,148,474
Switch Ltd.
4.34% (1 Month USD LIBOR + 2.25%) due 06/27/24		5,940,000	5,940,000
Cvent, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 11/29/24		5,885,250	5,870,537
PISWBidCo GmbH
3.25% (3 Month EURIBOR + 3.25%) due 04/30/25[10]	EUR	4,800,000	5,527,791
Global Healthcare Exchange LLC
5.33% (3 Month USD LIBOR + 3.00%) due 06/28/24		3,564,000	3,556,587
Miami Escrow Borrower LLC
4.84% (1 Month USD LIBOR + 2.75%) due 06/21/24		2,878,673	2,862,495
Sabre GLBL, Inc.
4.09% (1 Month USD LIBOR + 2.00%) due 02/22/24		2,357,314	2,351,044
Total Technology			501,114,194
Consumer, Cyclical - 14.8%
Equinox Holdings, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 03/08/24		33,576,275	33,500,728
AlixPartners, LLP
4.84% (1 Month USD LIBOR + 2.75%) due 04/04/24		31,388,535	31,333,605
USIC Holding, Inc.
5.34% (3 Month USD LIBOR + 3.25%) due 12/08/23		26,800,023	26,721,767
CD&R Firefly Bidco Ltd.
4.50% (3 Month USD LIBOR + 4.50%) due 05/10/25[10]	GBP	17,450,000	22,795,987
3.50% (3 Month EURIBOR + 3.50%) due 05/10/25[10]	EUR	2,500,000	2,890,005
Party City Holdings, Inc.
4.99% (1 Month USD LIBOR + 2.75%) and (3 Month USD LIBOR + 2.75%) due 08/19/22		23,589,411	23,552,376
Mavis Tire Express Services Corp.
5.33% (1 Month USD LIBOR + 3.25%) due 03/20/25		22,739,793	22,512,395
Crown Finance US, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 02/28/25		14,114,625	13,998,744
2.63% (1 Month EURIBOR + 2.63%) due 02/28/25	EUR	5,885,250	6,788,654
Greektown Holdings LLC
5.09% (1 Month USD LIBOR + 3.00%) due 04/25/24		17,770,500	17,689,111
Navistar Inc.
5.53% (1 Month USD LIBOR + 3.50%) due 11/06/24		17,456,250	17,445,427
Peer Holding III BV
3.50% (3 Month EURIBOR + 3.50%) due 03/08/25[10]	EUR	15,075,000	17,238,203
Gates Global LLC
5.08% (3 Month USD LIBOR + 2.75%) due 04/01/24		17,172,145	17,144,497
BBB Industries, LLC
6.59% (1 Month USD LIBOR + 4.50%) due 11/03/21		14,711,228	14,711,228
Eldorado Resorts, Inc.
4.38% (2 Month USD LIBOR + 2.25%) and (1 Month USD LIBOR +2.25%) due 04/17/24		13,394,500	13,335,966
Acosta, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 09/26/21		17,699,200	13,296,524

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.0% (continued)
Consumer, Cyclical - 14.8% (continued)
Petco Animal Supplies, Inc.
5.61% (3 Month USD LIBOR + 3.25%) due 01/26/23		17,934,657	$12,912,953
At Home Holding III Corp.
5.86% (3 Month USD LIBOR + 3.50%) due 06/03/22		12,125,000	12,094,687
EG Finco Ltd.
6.33% (3 Month USD LIBOR + 4.00%) due 02/07/25		6,533,625	6,471,556
4.00% (2 Month EURIBOR + 4.00%) due 02/07/25[10]	EUR	4,558,104	5,261,779
GVC Holdings plc
2.75% (3 Month EURIBOR + 2.75%) due 03/29/24	EUR	6,350,000	7,359,149
4.17% (3 Month USD LIBOR + 3.50%) due 03/29/24	GBP	2,700,000	3,538,184
National Vision, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 11/20/24		10,758,234	10,731,339
Deuce Acquisition
6.25% (1 Month USD LIBOR + 5.25%) due 12/08/22	GBP	7,100,000	9,367,461
Trader Corp.
5.10% (1 Month USD LIBOR + 3.00%) due 09/28/23		9,052,876	9,011,414
Cyan Blue Holdco 3 Ltd.
4.84% (1 Month USD LIBOR + 2.75%) due 08/23/24		9,009,228	8,994,182
Leslie's Poolmart, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/16/23		8,984,850	8,966,880
Life Time Fitness, Inc.
5.06% (3 Month USD LIBOR + 2.75%) due 06/10/22		8,790,358	8,739,813
Burlington Stores, Inc.
4.60% (1 Month USD LIBOR + 2.50%) due 11/17/24		8,693,188	8,704,055
IBC Capital Ltd.
6.08% (3 Month USD LIBOR + 3.75%) due 06/08/23		8,628,375	8,621,213
Packers Sanitation Services, Inc.
5.27% (1 Month USD LIBOR + 3.25%) due 12/04/24		8,672,078	8,610,680
Truck Hero, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 04/22/24		8,450,000	8,435,889
Sears Roebuck Acceptance Corp.
6.51% (Commercial Prime Lending Rate + 3.50%) due 01/18/19		7,129,758	7,088,191
Amaya Holdings B.V.
3.50% (3 Month USD LIBOR + 3.50%) due 07/29/25		6,650,000	6,633,375
Prime Security Services Borrower LLC
4.84% (1 Month USD LIBOR + 2.75%) due 05/02/22		6,567,041	6,528,230
Wyndham Hotels & Resorts, Inc.
3.73% (3 Month USD LIBOR + 1.75%) due 05/30/25		6,500,000	6,483,750
Columbus Finance, Inc.
4.75% (3 Month EURIBOR + 4.75%) due 06/27/24[10]	EUR	5,500,000	6,325,899
Samsonite IP Holdings S.A.R.L.
3.84% (1 Month USD LIBOR + 1.75%) due 04/25/25		5,570,000	5,498,036
Amaya Holdings B.V.
5.09% (1 Month USD LIBOR + 3.00%) due 04/06/25		5,411,438	5,400,615
Belmond Interfin Ltd.
4.84% (1 Month USD LIBOR + 2.75%) due 07/03/24		3,960,000	3,960,000
Generac Holdings, Inc.
4.06% (3 Month USD LIBOR + 2.00%) due 05/31/23		3,832,024	3,788,913
Belk, Inc.
7.09% (3 Month USD LIBOR + 4.75%) due 12/12/22		4,098,929	3,161,299
International Car Wash Group Ltd.
5.61% (3 Month USD LIBOR + 3.25%) due 10/03/24		2,934,375	2,938,043
Penn Engineering & Manufacturing Corp.
4.84% (1 Month USD LIBOR + 2.75%) due 06/27/24		1,985,000	1,982,519
Total Consumer, Cyclical			492,565,321
Communications - 10.9%
Altice US Finance I Corp.
4.34% (1 Month USD LIBOR + 2.25%) due 07/28/25		33,439,725	33,168,194
Zephyr Bidco Ltd.
4.75% (3 Month USD LIBOR + 4.75%) due 06/07/25[10]	GBP	14,265,000	18,733,321
7.50% (3 Month USD LIBOR + 7.50%) due 06/07/26[10]	GBP	8,542,917	11,218,871
SFR Group S.A.
5.35% (3 Month USD LIBOR + 3.00%) due 01/31/26		29,477,994	28,941,200
Sprint Communications, Inc.
4.63% (1 Month USD LIBOR + 2.50%) due 02/02/24		23,823,438	23,694,314
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23		24,791,080	22,714,827
CSC Holdings, LLC
4.32% (1 Month USD LIBOR + 2.25%) due 07/17/25		21,544,874	21,383,287
Radiate HoldCo LLC
5.09% (1 Month USD LIBOR + 3.00%) due 02/01/24		21,539,678	21,213,137
Telenet Financing USD LLC
4.32% (1 Month USD LIBOR + 2.25%) due 08/15/26		20,670,000	20,454,619

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.0% (continued)
Communications - 10.9% (continued)
Mcgraw-Hill Global Education Holdings LLC
6.09% (1 Month USD LIBOR + 4.00%) due 05/04/22		19,143,507	$18,696,889
GTT Communications B.V.
3.25% (3 Month EURIBOR + 3.25%) due 05/31/25[10]	EUR	16,100,000	18,588,131
Univision Communications, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 03/15/24		18,430,756	17,793,420
WMG Acquisition Corp.
4.22% (1 Month USD LIBOR + 2.13%) due 11/01/23		16,944,713	16,801,531
Virgin Media Bristol LLC
4.57% (1 Month USD LIBOR + 2.50%) due 01/15/26		16,500,000	16,366,020
Market Track LLC
6.58% (Commercial Prime Lending Rate + 3.25%) and (3 Month USD LIBOR + 4.25%) due 06/05/24		13,746,125	13,677,394
Ziggo Secured Finance BV
4.57% (1 Month USD LIBOR + 2.50%) due 04/15/25		11,275,000	11,141,166
Charter Communications Operating, LLC
4.10% (1 Month USD LIBOR + 2.00%) due 04/30/25		10,497,250	10,474,261
Houghton Mifflin Co.
5.09% (1 Month USD LIBOR + 3.00%) due 05/28/21		10,575,450	9,840,456
Imagine Print Solutions LLC
6.85% (1 Month USD LIBOR + 4.75%) due 06/21/22		10,615,625	9,766,375
GTT Communications, Inc.
4.88% (3 Month USD LIBOR + 2.75%) due 05/31/25		6,300,000	6,200,775
Level 3 Financing, Inc.
4.33% (1 Month USD LIBOR + 2.25%) due 02/22/24		4,450,000	4,433,312
AMC Entertainment Holdings, Inc.
4.32% (1 Month USD LIBOR + 2.25%) due 12/15/23		3,160,000	3,146,191
Proquest LLC
5.84% (1 Month USD LIBOR + 3.75%) due 10/24/21		2,657,891	2,667,858
Match Group, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 11/16/22		2,471,875	2,481,145
SFR Group SA
4.84% (1 Month USD LIBOR + 2.75%) due 07/31/25		496,423	485,343
Total Communications			364,082,037
Financial - 6.6%
National Financial Partners Corp.
5.09% (1 Month USD LIBOR + 3.00%) due 01/08/24		33,596,431	33,344,458
Amwins Group LLC
4.82% (1 Month USD LIBOR + 2.75%) due 01/25/24		32,752,188	32,583,841
LPL Holdings, Inc.
4.49% (3 Month USD LIBOR + 2.25%) and (1 Month USD LIBOR + 2.25%) due 09/23/24		29,795,772	29,609,548
Alliant Holdings Intermediate LLC
5.05% (1 Month USD LIBOR + 3.00%) due 05/09/25		18,223,863	18,087,185
HUB International Ltd.
5.36% (2 Month USD LIBOR + 3.00%) due 04/25/25		17,100,000	16,985,088
TransUnion LLC
4.09% (1 Month USD LIBOR + 2.00%) due 04/10/23		15,974,326	15,918,895
WEX, Inc.
4.34% (1 Month USD LIBOR + 2.25%) due 06/30/23		11,760,995	11,749,587
Vantiv LLC
3.79% (3 Month USD LIBOR + 1.75%) due 08/09/24		11,650,000	11,589,653
Delos Finance S.A.R.L (International Lease Finance)
4.08% (3 Month USD LIBOR + 1.75%) due 10/06/23		11,250,000	11,235,938
York Risk Services
5.84% (1 Month USD LIBOR + 3.75%) due 10/01/21		11,231,217	10,874,177
USI, Inc.
5.33% (3 Month USD LIBOR + 3.00%) due 05/16/24		7,118,230	7,070,182
American Stock Transfer & Trust
8.50% (3 Month USD LIBOR + 4.50%) due 06/26/20		5,590,115	5,597,102
Jefferies Finance LLC
4.88% (3 Month USD LIBOR + 2.50%) due 08/02/24		5,472,500	5,472,500
Capital Automotive L.P.
4.60% (1 Month USD LIBOR + 2.50%) due 03/25/24		3,822,521	3,798,630
Focus Financial Partners LLC
4.84% (1 Month USD LIBOR + 2.75%) due 07/03/24		3,444,375	3,441,516
Geo Group, Inc.
4.10% (1 Month USD LIBOR + 2.00%) due 03/22/24		2,518,125	2,504,477
Fly Leasing Ltd.
4.37% (3 Month USD LIBOR + 2.00%) due 02/09/23		1,532,965	1,528,489
Total Financial			221,391,266
Basic Materials - 2.8%
Alpha 3 B.V.
5.33% (3 Month USD LIBOR + 3.00%) due 01/31/24		32,198,361	32,010,644
PQ Corp.
4.59% (1 Month USD LIBOR + 2.50%) due 02/08/25		19,187,797	19,091,858

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.0% (continued)
Basic Materials - 2.8% (continued)
GrafTech Finance, Inc.
5.50% (1 Month USD LIBOR + 3.50%) due 02/12/25		17,990,000	$17,866,409
Nexeo Solutions LLC
5.58% (3 Month USD LIBOR + 3.25%) due 06/09/23		10,321,280	10,316,945
Arch Coal, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 03/07/24		6,784,450	6,742,047
PMHC II, Inc. (Prince)
5.90% (3 Month USD LIBOR + 3.50%) due 03/29/25		5,356,575	5,352,129
Platform Specialty Products
4.59% (1 Month USD LIBOR + 2.50%) due 06/07/20		1,746,624	1,743,358
Minerals Technologies, Inc.
4.40% (1 Month USD LIBOR + 2.25%) and (3 Month USd LIBOR + 2.25%) due 02/14/24		791,635	787,186
Total Basic Materials			93,910,576
Energy - 1.3%
Ultra Petroleum, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 04/12/24		19,890,000	18,286,468
Penn Virginia Holding Corp.
9.10% (1 Month USD LIBOR + 7.00%) due 09/29/22		10,890,000	11,053,350
Permian Production Partners
8.09% (1 Month USD LIBOR + 6.00%) due 05/20/24		8,800,000	8,668,000
PSS Companies
6.83% (3 Month USD LIBOR + 4.50%) due 01/28/20		5,506,858	5,424,255
Summit Midstream Partners, LP
8.09% (1 Month USD LIBOR + 6.00%) due 05/13/22		837,500	846,403
Total Energy			44,278,476
Utilities - 0.7%
Helix Gen Funding LLC
5.84% (1 Month USD LIBOR + 3.75%) due 06/03/24		9,869,185	9,879,449
Techem GmbH
3.00% (3 Month EURIBOR + 3.00%) due 10/02/24[10]	EUR	5,625,000	6,543,562
Stonewall
7.83% (3 Month USD LIBOR + 5.50%) due 11/13/21		4,303,445	4,271,169
Thor Bidco (Morrison Utility)
5.50% (1 Month USD LIBOR + 5.00%) due 09/20/23	GBP	2,550,000	3,365,581
Total Utilities			24,059,761
Total Senior Floating Rate Interests
(Cost $2,956,383,786)			2,909,950,797

CORPORATE BONDS†† - 5.3%
Communications - 1.3%
Sprint Communications, Inc.
9.00% due 11/15/18[6]		12,700,000	12,954,000
DISH DBS Corp.
7.75% due 07/01/26		10,700,000	9,375,875
Ziggo BV
5.50% due 01/15/27[6]		5,000,000	4,670,500
Midcontinent Communications / Midcontinent Finance Corp.
6.87% due 08/15/23[6]		4,000,000	4,185,000
Inmarsat Finance plc
4.88% due 05/15/22[6]		3,500,000	3,438,750
Anixter, Inc.
5.50% due 03/01/23		3,000,000	3,093,750
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[6]		2,000,000	1,965,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22		1,890,000	1,895,906
MDC Partners, Inc.
6.50% due 05/01/24[6]		1,700,000	1,474,750
Total Communications			43,053,531
Energy - 1.0%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21		5,500,000	5,747,901
5.63% due 04/15/23		4,200,000	4,456,086
CNX Resources Corp.
5.88% due 04/15/22		6,750,000	6,785,033
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25		5,200,000	5,408,000
Unit Corp.
6.63% due 05/15/21		4,000,000	3,990,000
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[6]		4,000,000	3,920,000
Legacy Reserves LP / Legacy Reserves Finance Corp.
8.00% due 12/01/20		2,475,000	2,103,750
American Midstream Partners LP/ American Midstream Finance Corp.
9.25% due 12/15/21[6]		1,268,000	1,242,640
Total Energy			33,653,410
Consumer, Non-cyclical - 0.7%
HCA, Inc.
6.50% due 02/15/20		13,914,000	14,444,471
4.50% due 02/15/27		1,500,000	1,411,875
ServiceMaster Co. LLC
5.12% due 11/15/24[6]		4,000,000	3,880,000
Albertsons Companies, Inc.
6.09% (3 Month USD LIBOR + 3.75%) due 01/15/24[6,7]		3,500,000	3,508,750

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 5.3% (continued)
Consumer, Non-cyclical - 0.7% (continued)
AMN Healthcare, Inc.
5.12% due 10/01/24		450,000	$436,500
Total Consumer, Non-cyclical			23,681,596
Industrial - 0.5%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxemburg
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[6,7]		7,500,000	7,569,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.62% due 05/15/23[6]		2,100,000	2,076,375
4.25% due 09/15/22[6]		1,500,000	1,471,875
Novelis Corp.
6.25% due 08/15/24[6]		3,000,000	3,000,000
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]		750,000	781,875
Total Industrial			14,899,875
Financial - 1.0%
Kennedy-Wilson, Inc.
5.88% due 04/01/24		6,918,000	6,710,460
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		5,000,000	5,006,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00% due 08/01/20		1,700,000	1,721,250
Nexi Capital SpA
3.63% due 05/01/23	EUR	15,000,000	17,318,134
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]		1,050,000	1,054,967
FBM Finance, Inc.
8.25% due 08/15/21[6]		200,000	208,250
Total Financial			32,019,311
Technology - 0.4%
First Data Corp.
5.00% due 01/15/24[6]		6,250,000	6,203,125
5.75% due 01/15/24[6]		5,200,000	5,200,104
NCR Corp.
5.87% due 12/15/21		1,450,000	1,471,750
6.37% due 12/15/23		800,000	829,000
Total Technology			13,703,979
Consumer, Cyclical - 0.3%
Nathan's Famous, Inc.
6.63% due 11/01/25[6]		4,275,000	4,317,750
Ferrellgas LP / Ferrellgas Finance Corp.
6.50% due 05/01/21		4,615,000	4,234,263
Lennar Corp.
4.12% due 01/15/22		1,500,000	1,485,000
Total Consumer, Cyclical			10,037,013
Utilities - 0.1%
AES Corp.
6.00% due 05/15/26		2,000,000	2,070,000
5.50% due 04/15/25		1,059,000	1,066,942
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]		630,000	636,300
Total Utilities			3,773,242
Basic Materials - 0.0%
Mirabela Nickel Ltd.
9.50% due 06/24/19		1,279,819	281,560
Eldorado Gold Corp.
6.13% due 12/15/20[6]		265,000	255,725
Total Basic Materials			537,285
Total Corporate Bonds
(Cost $180,322,851)			175,359,242

ASSET-BACKED SECURITIES†† - 2.0%
Collateralized Loan Obligations - 1.9%
Golub Capital Partners CLO Ltd.
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[6,7]		12,500,000	12,509,850
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,8]		6,000,000	5,190,000
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.07% (3 Month USD LIBOR + 2.95%) due 12/15/28[6,7]		5,000,000	5,020,436
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.88% (3 Month USD LIBOR + 2.53%) due 01/15/28[6,7]		5,000,000	5,014,413
Octagon Loan Funding Ltd.
due 11/18/26[8]		5,600,000	4,708,099
OCP CLO Ltd.
2016-2A, 5.18% (3 Month USD LIBOR + 2.85%) due 11/22/25[6,7]		3,800,000	3,818,097
Jamestown CLO V Ltd.
2014-5A, 7.45% (3 Month USD LIBOR + 5.10%) due 01/17/27[6,7]		4,000,000	3,810,690
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.72% (3 Month USD LIBOR + 3.65%) due 10/10/26[7]		3,500,000	3,500,076
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[8]		4,300,020	3,368,877

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 2.0% (continued)
Collateralized Loan Obligations - 1.9% (continued)
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.44% (3 Month USD LIBOR + 2.70%) due 12/22/28[6,7]	3,000,000	$3,010,464
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.84% (3 Month USD LIBOR + 3.00%) due 08/15/23[6,7]	2,600,000	2,599,834
Treman Park CLO Ltd.
2015-1A, due 04/20/27[6,8]	3,000,000	2,579,505
Ares XXXIII CLO Ltd.
2016-1A, 4.82% (3 Month USD LIBOR + 2.80%) due 12/05/25[6,7]	2,500,000	2,517,212
ACIS CLO Ltd.
2015-6A, 5.73% (3 Month USD LIBOR + 3.37%) due 05/01/27[6,7]	1,000,000	1,002,480
2013-1A, 6.86% (3 Month USD LIBOR + 4.50%) due 04/18/24[6,7]	1,000,000	999,994
KVK CLO Ltd.
2017-1A, 4.43% (3 Month USD LIBOR + 2.60%) due 05/15/26[6,7]	2,000,000	1,999,992
Cerberus Loan Funding XVI, LP
2016-2A, 5.52% (3 Month USD LIBOR + 3.80%) due 11/15/27[6,7]	1,000,000	1,014,686
Newstar Commercial Loan Funding LLC
2017-1A, 5.13% (3 Month USD LIBOR + 3.50%) due 03/20/27[6,7]	1,000,000	1,008,802
Shackleton VII CLO Ltd.
2016-7A, 5.20% (3 Month USD LIBOR + 2.85%) due 04/15/27[7]	1,000,000	1,000,960
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[6,8]	1,250,000	16,827
Total Collateralized Loan Obligations		64,691,294
Collateralized Debt Obligations - 0.1%
N-Star REL CDO VIII Ltd.
2006-8A, 2.45% (1 Month USD LIBOR + 0.36%) due 02/01/41[6,7]	1,728,795	1,719,183
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, 2.47% (1 Month USD LIBOR + 0.55%) due 03/15/19†††,1,7,9	896,492	22,412
Total Asset-Backed Securities
(Cost $67,408,795)		66,432,889

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.2%
Residential Mortgage Backed Securities - 1.2%
RALI Series Trust
2006-QO6, 2.27% (1 Month USD LIBOR + 0.18%) due 06/25/46[7]	13,503,865	5,871,401
2006-QO2, 2.12% (1 Month USD LIBOR + 0.22%) due 02/25/46[7]	7,956,099	3,398,114
2006-QO10, 2.06% (1 Month USD LIBOR + 0.16%) due 01/25/37[7]	2,745,441	2,590,492
GSAA Home Equity Trust
2006-14, 2.07% (1 Month USD LIBOR + 0.17%) due 09/25/36[7]	9,807,336	4,599,286
2007-7, 2.17% (1 Month USD LIBOR + 0.27%) due 07/25/37[7]	619,361	590,502
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 2.09% (1 Year CMT Rate + 0.81%) due 07/25/47[7]	4,588,006	4,176,230
CIM Trust
2017-2, 3.89% (1 Month USD LIBOR + 2.00%) due 12/25/57[6,7]	3,994,894	4,045,076
American Home Mortgage Assets Trust
2006-4, 2.08% (1 Month USD LIBOR + 0.21%) due 10/25/46[7]	4,055,109	2,967,911
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.40% (1 Year CMT Rate + 0.84%) due 11/25/46[7]	3,338,649	2,905,544
Lehman XS Trust Series
2006-16N, 2.08% (1 Month USD LIBOR + 0.19%) due 11/25/46[7]	2,502,975	2,436,104
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.04% (1 Month USD LIBOR + 0.14%) due 07/25/37[6,7]	2,379,159	2,233,905
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 2.06% (1 Month USD LIBOR + 0.19%) due 07/25/47[7]	2,236,951	2,037,156

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.2% (continued)
Residential Mortgage Backed Securities - 1.2% (continued)
Nomura Resecuritization Trust
2015-4R, 4.99% (1 Month USD LIBOR + 0.43%) due 03/26/36[6,7]	1,921,616	$1,850,632
Morgan Stanley Re-REMIC Trust
2010-R5, 3.63% due 06/26/36[6]	785,714	691,626
Alliance Bancorp Trust
2007-OA1, 2.14% (1 Month USD LIBOR + 0.24%) due 07/25/37[7]	670,904	584,003
New Century Home Equity Loan Trust
2004-4, 2.67% (1 Month USD LIBOR + 0.80%) due 02/25/35[7]	291,381	282,796
Total Residential Mortgage Backed Securities		41,260,778
Total Collateralized Mortgage Obligations
(Cost $40,380,959)		41,260,778

SENIOR FIXED RATE INTERESTS†† - 0.1%
Energy - 0.1%
YAK MAT (YAK ACCESS LLC)
10.00% due 06/13/26	3,875,000	3,603,750
Total Senior Fixed Rate Interests
(Cost $3,603,750)		3,603,750

COMMERCIAL PAPER†† - 4.6%
Nutrien Ltd.
2.40% due 07/13/18[5]	35,000,000	34,972,000
Molex Electronic Technologies LLC
2.33% due 07/02/18[5]	20,000,000	19,998,706
2.35% due 07/02/18[5]	14,845,000	14,844,031
McKesson Corp.
2.35% due 07/19/18[5]	15,000,000	14,982,375
E.I. du Pont de Nemours & Co.
2.42% due 07/23/18[5]	15,000,000	14,976,659
Waste Management, Inc.
2.32% due 07/26/18[5]	15,000,000	14,975,833
American Water Capital Corp.
2.30% due 07/19/18[5]	10,500,000	10,487,925
McDonald's Corp.
2.28% due 07/17/18[5]	10,000,000	9,989,867
Celgene Corp.
2.35% due 07/17/18[5]	10,000,000	9,989,556
Dentsply Sirona, Inc.
2.40% due 07/23/18[5]	9,000,000	8,986,800
Total Commercial Paper
(Cost $154,204,909)		154,203,752
Total Investments - 102.1%
(Cost $3,466,857,844)		$3,415,177,547
Other Assets & Liabilities, net - (2.1)%		(71,071,917)
Total Net Assets - 100.0%		$3,344,105,630

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
BofA Merrill Lynch	169,712,000	EUR	07/16/18	$200,344,168	$198,382,387	$1,961,781
JPMorgan Chase & Co.	18,089,000	GBP	07/16/18	24,298,086	23,889,442	408,644
Goldman Sachs	231,000	GBP	07/16/18	305,617	305,073	544
						$2,370,969

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/ Depreciation
JPMorgan Chase & Co.	3,200,000	EUR	07/16/18	$3,711,370	$3,740,594	$29,224
Goldman Sachs	2,005,000	EUR	07/16/18	2,350,097	2,343,716	(6,381)
						$22,843

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $21,724,757, (cost $22,659,230) or 0.6% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7 day yield as of June 30, 2018.
[4]	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $136,669,190 (cost $136,677,863), or 4.1% of total net assets.
[7]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $22,412 (cost $723,184), or less than 0.1% of total net assets — See Note 6.
[10]	The underlying reference rate was negative at period end causing the effective rate to be equal to the spread amount listed.

BofA	Bank of America
CMT	Constant Maturity Treasury
EUR	Euro
EURIBOR	European Interbank Offered Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
WAC	Weighted Average Coupon
USD	United States Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,033	$—	$33,176	$36,209
Mutual Funds	26,618,109	—	—	26,618,109
Money Market Fund	37,712,021	—	—	37,712,021
Senior Floating Rate Interests	—	2,888,281,628	21,669,169	2,909,950,797
Corporate Bonds	—	175,359,242	—	175,359,242
Asset-Backed Securities	—	66,410,477	22,412	66,432,889
Collateralized Mortgage Obligations	—	41,260,778	—	41,260,778
Senior Fixed Rate Interests	—	3,603,750	—	3,603,750
Commercial Paper	—	154,203,752	—	154,203,752
Forward Foreign Currency Exchange Contracts*	—	2,400,193	—	2,400,193
Total Assets	$64,333,163	$3,331,519,820	$21,724,757	$3,417,577,740

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$6,381	$—	$6,381
Unfunded Loan Commitments (Note 5)	—	34,097	341,673	375,770
Total Liabilities	$—	$40,478	$341,673	$382,151

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Category	Ending Balance at June 30, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$22,412	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Common Stocks	33,176	Enterprise Value	Valuation Multiple	6.8x
Senior Floating Rate Interests	15,659,172	Yield Analysis	Yield	7.6%
Senior Floating Rate Interests	4,638,867	Enterprise Value	Valuation Multiple	9.1x
Senior Floating Rate Interests	1,371,130	Model Price	Purchase Price
Total Assets	$21,724,757
Liabilities:
Unfunded Loan Commitments	$(341,673)	Model Price	Purchase Price		-

For the period ended June 30, 2018, the Fund had a total value of $4,661,279 transfer into Level 3 from Level 2 due to the lack of observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:

	Assets				Liabilities
	Senior Floating Rate Interests	Asset-Backed Securities	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$45,746,703	$-	$19,586	$45,766,289	$(1,036,307)
Purchases/Receipts	2,017,800	-	-	2,017,800	(2,414,788)
Sales, maturities and paydowns/Fundings	(31,753,558)	-	(1,000)	(31,754,558)	2,252,285
Total realized gains or losses included in earnings	(1,168,859)	-	442	(1,168,417)	1,368,000
Amortization of discount/premiums	595,806	-	-	595,806	-
Total change in unrealized gains or losses included in earnings	1,592,410	-	14,148	1,606,558	(510,863)
Transfers into Level 3	4,638,867	22,412	-	4,661,279	-
Ending Balance	$21,669,169	$22,412	$33,176	$21,724,757	$(341,673)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2018	$(40,468)	$60,930	$14,148	$34,610	$406,617

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17		Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18		Face Amount/ Shares 06/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund I	$18,806,574		$340,029	$(7,500,000)	$47,885	$(94,731)	$11,599,757		463,249	$332,917	$7,149
Guggenheim Strategy Fund II	7,362,879		153,875	–	–	(20,752)	7,496,002		299,960	149,700	3,940
Guggenheim Strategy Fund III	–		7,534,354	–	–	(12,004)	7,522,350		301,014	33,709	–
Common Stock
Targus Group International, Inc*, 1	19,586		–	(1,000)	442	14,148	33,176		12,773	–	–
Senior Floating Rate Interests
Aspect Software, Inc. 12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	6,650,071		–	(130,837)	–	(370,760)	6,148,474		6,629,083	612,213	–
Targus Group International, Inc. due 05/24/16[1,3]	–	**	–	–	–	-	–	**	152,876	–	–
	$32,839,110		$8,028,258	$(7,631,837)	$48,327	$(484,099)	$32,799,759			$1,128,539	$11,089

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued and affiliated securities amounts to $33,176, (cost $161,565) or 0.0% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate show was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares		Value
COMMON STOCKS† - 0.6%
Energy - 0.2%
SandRidge Energy, Inc.*		51,923	$921,114
Approach Resources, Inc.*		26,183	63,886
Titan Energy LLC*		17,186	5,156
Total Energy			990,156
Utilities - 0.2%
TexGen Power LLC*,†††		26,665	919,943
Consumer, Cyclical - 0.2%
Metro-Goldwyn-Mayer, Inc.*,††		7,040	652,608
Technology - 0.0%
Aspect Software, Inc.*,†††,1,2		138	2,810
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,1,2		12,825	33,312
Crimson Wine Group Ltd.*		8	74
Total Consumer, Non-cyclical			33,386
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††		2,107	19,972
Financial - 0.0%
Jefferies Financial Group, Inc.		81	1,842
Total Common Stocks
(Cost $4,803,700)			2,620,717

PREFERRED STOCKS†† - 0.5%
Financial - 0.3%
Morgan Stanley 6.38%[3,4]		46,000	1,235,560
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19		28,330	722,982
U.S. Shipping Corp.*,†††,1		14,718	1
Total Industrial			722,983
Communications - 0.0%
Medianews Group, Inc.*		11,074	166,110
Total Preferred Stocks
(Cost $2,396,882)			2,124,653

WARRANTS† - 0.0%
Aspect Software Inc.†††,1,2		58,710	9,205
SandRidge Energy, Inc.
$41.34, 10/04/22		488	137
SandRidge Energy, Inc.
$42.03, 10/04/22		205	53
Total Warrants
(Cost $43,811)			9,395

EXCHANGE-TRADED FUNDS† - 2.2%
SPDR Bloomberg Barclays High Yield Bond ETF		159,765	5,668,462
iShares iBoxx $ High Yield Corporate Bond ETF		30,750	2,616,210
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		44,814	1,222,974
Total Exchange-Traded Funds
(Cost $9,858,904)			9,507,646

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Prime Cash Management - Institutional Shares 1.68%[5]		531,703	531,703
Total Money Market Fund
(Cost $531,703)			531,703

		Face Amount~
CORPORATE BONDS†† - 86.5%
Communications - 19.1%
Altice France S.A.
7.38% due 05/01/26[6]		7,200,000	7,039,440
6.00% due 05/15/22[6]		1,600,000	1,605,680
6.25% due 05/15/24[6]		1,050,000	1,019,813
MDC Partners, Inc.
6.50% due 05/01/24[6,7]		9,755,000	8,462,463
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27[6,7]		4,550,000	4,257,094
5.00% due 02/01/28[6]		4,050,000	3,705,750
EIG Investors Corp.
10.88% due 02/01/24		6,350,000	6,994,525
Cengage Learning, Inc.
9.50% due 06/15/24[6,7]		7,800,000	6,571,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6,7]		6,569,000	6,076,325
DISH DBS Corp.
5.88% due 11/15/24[7]		6,150,000	5,204,437
7.75% due 07/01/26[7]		960,000	841,200
Level 3 Financing, Inc.
5.38% due 01/15/24		1,700,000	1,665,150
5.25% due 03/15/26		950,000	903,545
5.38% due 08/15/22		900,000	900,000
5.63% due 02/01/23		874,000	874,000
Inmarsat Finance plc
4.88% due 05/15/22[6]		3,275,000	3,217,687
6.50% due 10/01/24[6]		650,000	651,625
Telenet Finance Lux Note
3.50% due 03/01/28	EUR	2,500,000	2,759,750
5.50% due 03/01/28		800,000	728,000
UPCB Finance VII Ltd.
3.63% due 06/15/29	EUR	2,600,000	2,930,568
Virgin Media Finance PLC
5.00% due 04/15/27	GBP	2,000,000	2,573,912
CSC Holdings LLC
5.25% due 06/01/24		2,050,000	1,937,250
5.50% due 04/15/27[6]		550,000	525,250
Ziggo BV
5.50% due 01/15/27[6,7]		2,625,000	2,452,013
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	1,600,000	2,059,130
5.25% due 01/15/26[6]		250,000	231,250

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 86.5% (continued)
Communications - 19.1% (continued)
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[6]		1,975,000	$1,940,437
Altice Financing S.A.
6.63% due 02/15/23[6]		1,700,000	1,675,350
Charter Communications Operating LLC
4.20% due 03/15/28[7]		1,300,000	1,217,033
Videotron Ltd.
5.13% due 04/15/27[6]		1,100,000	1,067,220
Sprint Communications, Inc.
9.00% due 11/15/18[6]		1,000,000	1,020,000
Univision Communications, Inc.
5.13% due 05/15/23[6]		1,000,000	960,000
Match Group, Inc.
6.38% due 06/01/24		500,000	526,250
Total Communications			84,593,647
Financial - 17.3%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[6,7]		3,865,000	3,855,337
7.38% due 04/01/20[6]		3,700,000	3,717,501
7.25% due 08/15/24[6]		2,500,000	2,450,000
7.50% due 04/15/21[6]		1,800,000	1,827,000
FBM Finance, Inc.
8.25% due 08/15/21[6]		7,927,000	8,253,989
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[6]		5,100,000	4,972,500
Kennedy-Wilson, Inc.
5.88% due 04/01/24[7]		4,814,000	4,669,580
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22[7]		4,225,000	4,230,281
Quicken Loans, Inc.
5.25% due 01/15/28[6,7]		4,350,000	4,012,005
Lincoln Finance Ltd.
7.38% due 04/15/21[6]		3,560,000	3,675,255
Hunt Companies, Inc.
6.25% due 02/15/26[6]		3,825,000	3,566,813
Citigroup, Inc.
6.25% [3,4]		1,900,000	1,971,250
5.95% [3,4]		850,000	857,437
6.30% [3,4]		700,000	710,437
GEO Group, Inc.
5.88% due 10/15/24		2,000,000	1,970,000
6.00% due 04/15/26[7]		900,000	873,000
Greystar Real Estate Partners LLC
5.75% due 12/01/25[6]		2,550,000	2,473,500
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[6]		2,250,000	2,278,125
CoreCivic, Inc.
4.75% due 10/15/27		2,500,000	2,268,750
AmWINS Group, Inc.
7.75% due 07/01/26[6]		2,200,000	2,200,000
NFP Corp.
6.88% due 07/15/25[6]		2,075,000	2,033,500
American Equity Investment Life Holding Co.
5.00% due 06/15/27		2,050,000	2,000,711
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[6]		1,850,000	1,877,750
JPMorgan Chase & Co.
6.13% [3,4]		1,250,000	1,284,375
6.00% [3,4]		500,000	510,625
HUB International Ltd.
7.00% due 05/01/26[6]		1,750,000	1,728,125
USIS Merger Sub, Inc.
6.88% due 05/01/25[6]		1,100,000	1,094,500
Goldman Sachs Group, Inc.
5.30% [3,4]		1,100,000	1,075,250
Assurant, Inc.
7.00% due 03/27/48[4]		950,000	958,953
Bank of America Corp.
6.10% [3,4]		700,000	727,580
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]		650,000	682,880
Hospitality Properties Trust
4.95% due 02/15/27[7]		500,000	493,375
EPR Properties
5.75% due 08/15/22[7]		450,000	471,840
CIT Group, Inc.
6.13% due 03/09/28		400,000	411,000
Wells Fargo & Co.
5.90% [3,4,7]		250,000	250,938
Total Financial			76,434,162
Consumer, Non-cyclical - 12.2%
Vector Group Ltd.
6.13% due 02/01/25[6,7]		9,735,000	9,406,444
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[6,7]		6,275,000	6,579,024
5.50% due 11/01/25[6]		1,200,000	1,182,600
6.50% due 03/15/22[6,7]		1,000,000	1,035,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22		6,102,000	6,239,295
Midas Intermediate Holdco II LLC
7.88% due 10/01/22[6]		5,177,000	4,995,805
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[6]		4,265,000	3,923,800
Post Holdings, Inc.
5.63% due 01/15/28[6,7]		3,550,000	3,328,125
Albertsons Companies, Inc.
6.09% (3 Month USD LIBOR + 3.75%) due 01/15/24[6,8]		3,200,000	3,208,000
Avantor, Inc.
4.75% due 10/01/24	EUR	1,150,000	1,346,257
6.00% due 10/01/24[6]		900,000	890,280
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[6]		1,918,000	1,870,050

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 86.5% (continued)
Consumer, Non-cyclical - 12.2% (continued)
Graham Holdings Co.
5.75% due 06/01/26[6]	1,850,000	$1,868,500
Beverages & More, Inc.
11.50% due 06/15/22[6]	1,675,000	1,440,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[9]	1,470,000	1,429,575
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[6,7]	775,000	713,000
5.38% due 01/15/23[6]	825,000	660,000
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[6]	1,375,000	1,299,375
Carriage Services, Inc.
6.63% due 06/01/26[6]	1,200,000	1,216,500
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	600,000	615,000
DaVita, Inc.
5.00% due 05/01/25	450,000	423,562
Albertsons Companies LLC / Safeway Incorporated
5.75% due 03/15/25	325,000	287,625
Total Consumer, Non-cyclical		53,958,317
Energy - 11.8%
Unit Corp.
6.63% due 05/15/21	8,300,000	8,279,250
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.25% due 12/15/21[6]	6,240,000	6,115,200
Indigo Natural Resources LLC
6.88% due 02/15/26[6]	5,775,000	5,572,875
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	4,417,000	4,659,935
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[6]	4,400,000	4,312,000
PDC Energy, Inc.
5.75% due 05/15/26[6]	3,250,000	3,217,500
Comstock Resources, Inc.
10.00% due 03/15/20	2,750,000	2,873,750
Parkland Fuel Corp.
6.00% due 04/01/26[6]	2,400,000	2,364,000
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[6,7]	2,199,000	2,242,980
CNX Resources Corp.
5.88% due 04/15/22	1,050,000	1,055,449
8.00% due 04/01/23	520,000	552,994
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	1,060,000	842,700
8.00% due 12/01/20	870,000	739,500
Pattern Energy Group, Inc.
5.88% due 02/01/24[6]	1,375,000	1,375,000
SRC Energy, Inc.
6.25% due 12/01/25[6]	1,375,000	1,373,281
Callon Petroleum Co.
6.13% due 10/01/24	1,050,000	1,063,125
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	1,000,000	1,040,000
Trinidad Drilling Ltd.
6.63% due 02/15/25[6]	1,075,000	1,034,688
Murphy Oil USA, Inc.
5.63% due 05/01/27	1,000,000	977,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	1,000,000	950,000
Jagged Peak Energy LLC
5.88% due 05/01/26[6]	950,000	931,000
NuStar Logistics, LP
5.63% due 04/28/27	550,000	532,125
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[9,10]	217,167	30,404
SandRidge Energy, Inc.
7.50% due 09/06/18†††,1	250,000	25
Total Energy		52,135,281
Consumer, Cyclical - 10.3%
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]	4,293,000	4,314,465
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22[7]	4,493,000	4,066,165
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27[7]	3,150,000	3,055,500
5.88% due 11/15/26[7]	500,000	481,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	3,050,000	3,172,000
Nathan's Famous, Inc.
6.63% due 11/01/25[6]	3,050,000	3,080,500
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	1,800,000	1,683,000
5.75% due 03/01/25	1,350,000	1,295,156
5.50% due 06/01/24	1,200,000	1,164,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]	3,000,000	2,947,500

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 86.5% (continued)
Consumer, Cyclical - 10.3% (continued)
VOC Escrow Ltd.
5.00% due 02/15/28[6]		2,325,000	$2,196,451
Titan International, Inc.
6.50% due 11/30/23[6]		2,000,000	1,995,000
Delphi Technologies plc
5.00% due 10/01/25[6,7]		2,080,000	1,983,800
Hilton Domestic Operating Company, Inc.
5.13% due 05/01/26[6]		1,650,000	1,621,125
Pinnacle Bidco plc
6.38% due 02/15/25	GBP	1,200,000	1,592,625
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[7]		1,800,000	1,566,000
Williams Scotsman International, Inc.
7.88% due 12/15/22[6]		1,450,000	1,500,750
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6,7]		1,375,000	1,409,375
MGM Resorts International
5.75% due 06/15/25		1,250,000	1,248,062
Wyndham Hotels & Resorts, Inc.
5.38% due 04/15/26[6]		975,000	967,688
Lennar Corp.
5.00% due 06/15/27		980,000	938,350
Wabash National Corp.
5.50% due 10/01/25[6]		825,000	792,000
L Brands, Inc.
7.60% due 07/15/37		700,000	637,000
Allison Transmission, Inc.
4.75% due 10/01/27[6]		600,000	559,500
American Tire Distributors, Inc.
10.25% due 03/01/22[6]		2,375,000	522,500
TVL Finance plc
8.50% due 05/15/23	GBP	320,000	441,142
QVC, Inc.
4.85% due 04/01/24		400,000	396,993
Total Consumer, Cyclical			45,627,897
Industrial - 7.2%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]		7,050,000	7,349,625
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.75% due 10/15/20[7]		4,457,895	4,474,613
Standard Industries, Inc.
4.75% due 01/15/28[6]		4,595,000	4,215,913
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]		2,775,000	2,858,250
LKQ European Holdings BV
4.13% due 04/01/28	EUR	1,650,000	1,900,330
Tutor Perini Corp.
6.88% due 05/01/25[6]		1,764,000	1,766,205
BWX Technologies, Inc.
5.38% due 07/15/26[6]		1,550,000	1,569,375
Jeld-Wen, Inc.
4.88% due 12/15/27[6]		1,500,000	1,395,000
Ardagh Packaging Finance PLC
6.75% due 05/15/24	EUR	850,000	1,067,455
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		955,000	1,023,139
Itron, Inc.
5.00% due 01/15/26[6]		950,000	902,215
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/25[6]		750,000	778,125
Novelis Corp.
5.88% due 09/30/26[6,7]		785,000	751,637
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[6,7]		575,000	580,750
Wrangler Buyer Corp.
6.00% due 10/01/25[6]		540,000	510,300
Amsted Industries, Inc.
5.00% due 03/15/22[6]		500,000	500,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[6]		375,000	390,000
Total Industrial			32,033,557
Utilities - 3.9%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]		8,315,000	8,398,150
Terraform Global Operating LLC
6.13% due 03/01/26[6]		4,200,000	4,147,500
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		2,200,000	2,131,250
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[6]		1,350,000	1,360,125
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27		1,250,000	1,187,500
Total Utilities			17,224,525
Basic Materials - 3.5%
Eldorado Gold Corp.
6.13% due 12/15/20[6]		8,360,000	8,067,400
Clearwater Paper Corp.
4.50% due 02/01/23		1,450,000	1,355,750
5.38% due 02/01/25[6]		1,100,000	996,875
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[6]		2,050,000	2,106,580
Yamana Gold, Inc.
4.95% due 07/15/24		1,625,000	1,623,229
4.63% due 12/15/27		300,000	287,440

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 86.5% (continued)
Basic Materials - 3.5% (continued)
Alcoa Nederland Holding BV
6.13% due 05/15/28[6]		900,000	$905,625
Mirabela Nickel Ltd.
9.50% due 06/24/19[10]		278,115	61,185
Total Basic Materials			15,404,084
Technology - 1.2%
Infor US, Inc.
5.75% due 08/15/20[6]		1,550,000	1,569,375
6.50% due 05/15/22		600,000	600,750
CDK Global, Inc.
5.88% due 06/15/26		1,000,000	1,019,000
TIBCO Software, Inc.
11.38% due 12/01/21[6]		800,000	864,000
Ascend Learning LLC
6.88% due 08/01/25[6]		650,000	655,687
Microsoft Corp.
4.20% due 11/03/35		450,000	473,183
Total Technology			5,181,995
Total Corporate Bonds
(Cost $394,714,392)			382,593,465

SENIOR FLOATING RATE INTERESTS††,8 - 22.8%
Industrial - 4.9%
Resource Label Group LLC
6.80% (3 Month USD LIBOR + 4.50%) due 05/26/23		1,874,235	1,836,750
10.80% (3 Month USD LIBOR + 8.50%) due 11/26/23		1,500,000	1,485,000
Springs Window Fashions
6.32% (3 Month USD LIBOR + 4.25%) due 06/15/25		1,750,000	1,756,563
10.57% (3 Month USD LIBOR + 8.50%) due 06/15/26		1,025,000	984,000
Diversitech Holdings, Inc.
9.84% (3 Month USD LIBOR + 7.50%) due 06/02/25		2,650,000	2,669,875
Hayward Industries, Inc.
10.34% (1 Month USD LIBOR + 8.25%) due 08/04/25		2,325,000	2,325,000
CPG International LLC
6.25% (6 Month USD LIBOR + 3.75%) due 05/05/24		1,804,736	1,801,722
Arctic Long Carriers
6.59% (1 Month USD LIBOR + 4.50%) due 05/18/23		1,534,500	1,536,418
DAE Aviation
5.84% (1 Month USD LIBOR + 3.75%) due 07/07/22		1,438,903	1,439,507
Recess Holdings, Inc.
6.20% (3 Month USD LIBOR + 3.75%) due 09/30/24		1,224,083	1,222,553
American Bath Group LLC
6.58% (3 Month USD LIBOR + 4.25%) due 09/30/23		1,021,654	1,025,486
Advanced Integration Technology LP
7.22% (3 Month USD LIBOR + 4.75%) due 04/03/23		801,387	799,384
Bioplan USA, Inc.
6.84% (1 Month USD LIBOR + 4.75%) due 09/23/21		756,962	703,975
ILPEA Parent, Inc.
6.85% (1 Month USD LIBOR + 4.75%) due 03/02/23		632,236	633,027
Wencor Group
6.00% (1 Month LIBOR + 3.50%) due 06/19/19†††,1		467,692	457,043
Hardware Holdings LLC
8.59% (1 Month USD LIBOR + 6.50%) due 03/30/20†††,1		472,500	445,331
ProAmpac PG Borrower LLC
10.58% (1 Month USD LIBOR + 8.50%) due 11/18/24		350,000	353,283
Kuehg Corp. - Kindercare
6.08% (3 Month USD LIBOR + 3.75%) due 08/12/22		317,582	316,391
Total Industrial			21,791,308
Technology - 4.5%
MRI Software LLC
7.84% (3 Month USD LIBOR + 5.50%) due 06/30/23		2,404,851	2,380,802
6.50% (3 Month USD LIBOR + 5.50%) due 06/30/23		154,417	116,875
7.56% (1 Month USD LIBOR + 5.50%) due 06/30/23		117,465	116,291
6.50% (1 Month USD LIBOR + 5.50%) due 06/30/23†††		36,361	33,481
Camelia Bidco Banc Civica
5.42% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP	2,000,000	2,607,784
Lytx, Inc.
8.84% (1 Month USD LIBOR + 6.75%) due 08/31/23†††,1		2,302,132	2,253,064
Park Place Technologies LLC
6.09% (1 Month USD LIBOR + 4.00%) due 03/29/25		2,100,000	2,097,375
Bullhorn, Inc.
9.09% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1		1,812,856	1,802,950
9.11% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1		48,748	43,391
Viewpoint, Inc.
8.25% (3 Month USD LIBOR + 4.25%) due 07/19/24		1,592,000	1,593,990
Planview, Inc.
7.34% (1 Month USD LIBOR + 5.25%) due 01/27/23†††,1		1,185,000	1,174,438
Cvent, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 11/29/24		1,097,250	1,094,507
Advanced Computer Software
6.78% (1 Month USD LIBOR + 4.75%) due 05/31/24		1,050,000	1,052,625
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%) due 02/16/24		897,733	896,054
Optiv, Inc.
5.31% (1 Month USD LIBOR + 3.25%) due 02/01/24		821,413	796,770

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 22.8% (continued)
Technology - 4.5% (continued)
Aspect Software, Inc.
12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]		656,321	$608,737
OEConnection LLC
6.10% (3 Month USD LIBOR + 4.00%) due 11/22/24		592,976	591,494
GlobalLogic Holdings, Inc.
6.08% (3 Month USD LIBOR + 3.75%) due 06/20/22		274,232	274,231
Quorum Business Solutions
7.11% (3 Month USD LIBOR + 4.75%) due 08/07/21		225,088	225,651
Total Technology			19,760,510
Consumer, Non-cyclical - 3.9%
CTI Foods Holding Co. LLC
5.60% (1 Month USD LIBOR + 3.50%) due 06/29/20		2,160,000	1,853,993
9.35% (1 Month USD LIBOR + 7.25%) due 06/28/21		590,000	438,812
Immucor, Inc.
7.09% (1 Month USD LIBOR + 5.00%) due 06/15/21		2,079,000	2,100,663
Endo Luxembourg Finance Co.
6.38% (1 Month USD LIBOR + 4.25%) due 04/29/24		1,885,489	1,880,775
Alegeus Technologies LLC
7.33% (3 Month USD LIBOR + 5.00%) due 04/28/23†††,1		1,386,000	1,374,851
Midas Intermediate Holdco II LLC
3.75% (3 Month USD LIBOR + 2.75%) due 08/18/21		1,296,702	1,251,318
Albertson's LLC
4.84% (1 Month USD LIBOR + 2.75%) due 08/25/21		1,246,986	1,233,955
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.81% (3 Month USD LIBOR + 4.50%) due 04/03/25		1,197,000	1,197,000
Smart & Final Stores LLC
5.59% (1 Month USD LIBOR + 3.50%) due 11/15/22		1,000,000	975,000
Reddy Ice Holdings, Inc.
7.88% (Commercial Prime Lending Rate + 4.50%) due 05/01/19		962,765	956,026
IHC Holding Corp.
8.84% (1 Month USD LIBOR + 6.75%) due 04/30/21†††,1		957,268	950,478
Avantor, Inc.
6.09% (1 Month USD LIBOR + 4.00%) due 11/21/24		895,500	899,234
American Tire Distributors, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 09/01/21		1,116,815	722,088
Packaging Coordinators Midco, Inc.
6.34% (3 Month USD LIBOR + 4.00%) due 06/30/23		476,354	476,059
Give and Go Prepared Foods Corp.
6.58% (3 Month USD LIBOR + 4.25%) due 07/29/23		496,250	465,234
Sierra Acquisition, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 11/11/24		401,901	402,657
Total Consumer, Non-cyclical			17,178,143
Communications - 3.3%
Market Track LLC
6.58% (Commercial Prime Lending Rate + 3.25%) due 06/05/24		2,481,250	2,468,844
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23		2,375,080	2,176,167
Mcgraw-Hill Global Education Holdings LLC
6.09% (1 Month USD LIBOR + 4.00%) due 05/04/22		1,926,905	1,881,950
Unitymedia Finance LLC
4.07% (1 Month USD LIBOR + 2.00%) due 06/01/23		1,700,000	1,686,893
GTT Communications, Inc.
4.88% (3 Month USD LIBOR + 2.75%) due 05/31/25		1,450,000	1,427,163
Zephyr Bidco Ltd.
4.75% (3 Month USD LIBOR + 4.75%) due 06/07/25	GBP	1,000,000	1,313,237
Houghton Mifflin Co.
5.09% (1 Month USD LIBOR + 3.00%) due 05/28/21		1,331,572	1,239,027
Imagine Print Solutions LLC
6.85% (1 Month USD LIBOR + 4.75%) due 06/21/22		1,086,250	999,350
Flight Bidco, Inc.
3.50% (3 Month USD LIBOR + 3.50%) due 06/07/25		1,000,000	996,250

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 22.8% (continued)
Communications - 3.3% (continued)
Liberty Cablevision of Puerto Rico LLC
5.85% (3 Month USD LIBOR + 3.50%) due 01/07/22	300,000	$289,950
Total Communications		14,478,831
Consumer, Cyclical - 2.7%
Amaya Holdings B.V
3.50% (3 Month USD LIBOR + 3.50%)	1,300,000	1,296,750
BBB Industries, LLC
4.50% (3 Month USD LIBOR + 4.50%) due 06/26/25	1,200,000	1,191,000
6.59% (1 Month USD LIBOR + 4.50%) due 11/03/21	991,701	991,701
6.39% (1 Month USD LIBOR + 4.00%) due 11/04/19†††,1	600,000	577,408
BC Equity Ventures LLC
8.81% (3 Month USD LIBOR + 6.50%) due 08/31/22	1,421,628	1,434,068
LegalZoom.com, Inc.
6.59% (1 Month USD LIBOR + 4.50%) due 11/21/24	1,094,441	1,097,177
Accuride Corp.
7.58% (3 Month USD LIBOR + 5.25%) due 11/17/23	986,008	995,868
Truck Hero, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 04/22/24	950,000	948,414
Talbots, Inc.
6.59% (1 Month USD LIBOR + 4.50%) due 03/19/20	899,256	884,085
Blue Nile, Inc.
8.59% (1 Month USD LIBOR + 6.50%) due 02/17/23	736,250	739,931
Belk, Inc.
7.09% (3 Month USD LIBOR + 4.75%) due 12/12/22	494,816	381,627
Acosta, Inc.
5.56% (1 Month USD LIBOR + 3.25%) due 09/26/19	377,778	283,806
5.48% (3 Month USD LIBOR + 3.25%) due 09/26/19	111,111	83,472
Mavis Tire Express Services Corp.
5.33% (1 Month USD LIBOR + 3.25%) due 03/20/25	348,004	344,524
SMG US Midco 2, Inc.
9.09% (1 Month USD LIBOR + 7.00%) due 01/23/26	300,000	302,001
Sears Roebuck Acceptance Corp.
6.51% (Commercial Prime Lending Rate + 3.50%) due 01/18/19	193,900	192,769
Total Consumer, Cyclical		11,744,601
Utilities - 1.5%
Bhi Investments LLC
6.98% (3 Month USD LIBOR + 4.50%) due 08/28/24	1,802,900	1,784,871
11.25% (3 Month USD LIBOR + 8.75%) due 02/28/25†††,1	1,500,000	1,485,000
Invenergy Thermal Operating I, LLC
7.83% (3 Month USD LIBOR + 5.50%) due 10/19/22	956,233	946,670
Panda Power
8.83% (3 Month USD LIBOR + 6.50%) due 08/21/20	968,316	903,758
MRP Generation Holding
9.33% (3 Month USD LIBOR + 7.00%) due 10/18/22	712,313	673,136
Terraform AP Acquisition Holdings LLC
6.58% (3 Month USD LIBOR + 4.25%) due 06/27/22	399,169	399,668
Stonewall
7.83% (3 Month USD LIBOR + 5.50%) due 11/13/21	287,551	285,395
Total Utilities		6,478,498
Basic Materials - 1.0%
A-Gas Ltd.
7.08% (3 Month USD LIBOR + 4.75%) due 08/11/24†††,1	2,615,757	2,570,065
ICP Industrial, Inc.
6.09% (1 Month USD LIBOR + 4.00%) due 11/03/23	1,140,914	1,135,210
Big River Steel LLC
7.33% (3 Month USD LIBOR + 5.00%) due 08/23/23	893,250	903,862
Total Basic Materials		4,609,137
Energy - 0.5%
Permian Production Partners
8.09% (1 Month USD LIBOR + 6.00%) due 05/20/24	1,250,000	1,231,250
PSS Companies
6.83% (3 Month USD LIBOR + 4.50%) due 01/28/20	524,371	516,506
Riverstone Utopia Member LLC
6.34% (1 Month USD LIBOR + 4.25%) due 10/17/24	400,000	399,752
Summit Midstream Partners, LP
8.09% (1 Month USD LIBOR + 6.00%) due 05/13/22	293,125	296,241
Total Energy		2,443,749
Financial - 0.5%
iStar, Inc.
2.75% (3 Month USD LIBOR + 2.75%) due 06/19/23	1,000,000	996,250

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 22.8% (continued)
Financial - 0.5% (continued)
York Risk Services
5.84% (1 Month USD LIBOR + 3.75%) due 10/01/21	721,875	$698,926
American Stock Transfer & Trust
8.50% (3 Month USD LIBOR + 4.50%) due 06/26/20	548,294	548,979
Total Financial		2,244,155
Total Senior Floating Rate Interests
(Cost $101,939,448)		100,728,932

ASSET-BACKED SECURITIES††,8 - 0.8%
Collateralized Loan Obligations - 0.8%
WhiteHorse X Ltd.
2015-10A, 7.65% (3 Month USD LIBOR + 5.30%) due 04/17/27[6]	750,000	725,002
WhiteHorse VII Ltd.
2013-1A, 7.13% (3 Month USD LIBOR + 4.80%) due 11/24/25[6]	600,000	592,920
Eaton Vance CLO Ltd.
2014-1A, 7.38% (3 Month USD LIBOR + 5.03%) due 07/15/26[6]	600,000	588,385
Regatta IV Funding Ltd.
2014-1A, 7.31% (3 Month USD LIBOR + 4.95%) due 07/25/26[6]	500,000	501,616
Jamestown CLO III Ltd.
2013-3A, 6.95% (3 Month USD LIBOR + 4.60%) due 01/15/26[6]	500,000	500,322
NewMark Capital Funding CLO Ltd.
2014-2A, 7.11% (3 Month USD LIBOR + 4.80%) due 06/30/26[6]	500,000	498,310
Shackleton CLO
2014-6A, 8.10% (3 Month USD LIBOR + 5.75%) due 07/17/26[6]	250,000	233,610
Total Collateralized Loan Obligations		3,640,165
Total Asset-Backed Securities
(Cost $3,053,989)		3,640,165

SENIOR FIXED RATE INTERESTS†† - 0.2%
Energy - 0.2%
YAK MAT (YAK ACCESS LLC)
10.00% due 06/13/26	750,000	697,500
Total Senior Fixed Rate Interests
(Cost $697,500)		697,500
Total Investments - 113.7%
(Cost $518,040,329)		$502,454,176
Other Assets & Liabilities, net - (13.7)%		(60,368,905)
Total Net Assets - 100.0%		$442,085,271

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
JPMorgan Chase & Co.	7,201,000	GBP	07/16/18	$9,672,758	$9,510,082	$162,676
Goldman Sachs	8,831,000	EUR	07/16/18	10,424,465	10,322,869	101,596
JPMorgan Chase & Co.	3,177,000	CAD	07/16/18	2,452,331	2,417,550	34,781
						$299,053

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
JPMorgan Chase & Co.	95,000	EUR	07/16/18	$110,109	$111,049	$940
						$940

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $14,132,796, (cost $16,187,126) or 3.2% of total net assets.
[2]	Affiliated issuer.
[3]	Perpetual maturity.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Rate indicated is the 7 day yield as of June 30, 2018.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $259,659,346 (cost $267,962,895), or 58.7% of total net assets.
[7]	All or a portion of this security is pledged as reverse repurchase agreements at June 30, 2018.
[8]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,459,979 (cost $1,619,883), or 0.3% of total net assets — See Note 6.
[10]	Security is in default of interest and/or principal obligations.

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
LIBOR	London Interbank Offered Rate
plc	Public Limited Company

See Sector Classification in Other Information section.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$992,072	$672,580	$956,065	$2,620,717
Preferred Stocks	—	2,124,652	1	2,124,653
Warrants	190	—	9,205	9,395
Exchange-Traded Funds	9,507,646	—	—	9,507,646
Money Market Fund	531,703	—	—	531,703
Corporate Bonds	—	382,593,440	25	382,593,465
Senior Floating Rate Interests	—	87,561,432	13,167,500	100,728,932
Asset Backed Securities	—	3,640,165	—	3,640,165
Senior Fixed Rate Interests	—	697,500	—	697,500
Forward Foreign Currency Exchange Contracts*	—	299,993	—	299,993
Total Assets	$11,031,611	$477,589,762	$14,132,796	$502,754,169

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$131,723	$419,290	$551,013

*	This derivative is reported as unrealized gain/loss at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $64,968,264 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets
Common Stocks	$919,943	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Common Stocks	33,312	Enterprise Value	Valuation Multiple	6.8x-8.9x	8.5	x
Common Stocks	2,810	Model Price	Purchase Price	—	—
Preferred Stocks	1	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Senior Floating Rate Interests	10,125,846	Yield Analysis	Yield	7.5-9.4	8.4%
Senior Floating Rate Interests	1,930,331	Enterprise Value	Valuation Multiple	9.1x-9.7x	9.6	x
Senior Floating Rate Interests	1,111,323	Model Price	Purchase Price	—	—
Warrants	9,205	Model Price	Purchase Price	—	—
Total Assets	$14,132,771

Liabilities
Unfunded Loan Commitments	$419,290	Model Price	Purchase Price	—	—

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, the Fund has securities with a total value of $1,875,257 transfer out of level 3 to level 2 and securities with a total value of 3,770,801 transfer out of level 2 to level 3 due to changes in securities valuation methods based on availability of observable market inputs. There were no other securities that transferred between levels.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018.

	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loans
Beginning Balance	$1,954,000	$11,511,139	$-	$691,043	$-	$14,156,182	$(779,130)
Purchases(Receipts)	-	4,587,918	-	866,613	-	5,454,531	(344,663)
(Sales, maturities and paydowns)Fundings	(2,000,000)	(4,931,487)	-	(1,797)	-	(6,933,284)	412,464
Amortization of discount/premiums	301	110,331	-	-	-	110,632	-
Total realized gains or losses included in earnings	46,831	83,429	-	(147,368)	-	(17,108)	519,753
Total change in unrealized appreciation(depreciation) included in earnings	(1,132)	(89,348)	9,205	(452,426)	-	(533,701)	(354,852)
Transfers into Level 3	25	3,770,775	-	-	1	3,770,801	-
Transfers out of Level 3	-	(1,875,257)	-	-	-	(1,875,257)	127,138
Ending Balance	$25	$13,167,500	$9,205	$956,065	$1	$14,132,796	$(419,290)
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2018	$-	$53,435	$9,205	$(595,891)	$(15,452)	$(548,703)	$56,720

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18
Common Stocks
Aspect Software, Inc.[1]	$666,215	–	–	–	$(663,405)	$2,810	138
Targus Group International Equity, Inc.[1]	19,667	–	(1,005)	467	14,183	33,312	12,825
Senior Floating Rate Interests
Aspect Software, Inc. 12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20	645,489	–	(3,081)	–	(33,671)	608,737	656,321
Warrants
Aspect Software, Inc.[1]	–	–	–	–	9,205	9,205	58,710
	$1,331,371	$–	(4,086)	$467	$(673,688)	$654,064

[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $45,327 (cost $1,704,602) or 0.0% of total net assets.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 0.0%
Financial - 0.0%
Rescap Liquidating Trust	5,199	$32,494
Industrial - 0.0%
Constar International Holdings LLC*,†††,1	68	–
Total Common Stocks
(Cost $262,501)		32,494

PREFERRED STOCKS†† - 0.7%
Financial - 0.6%
Woodbourne Capital Trust III 3.78% (1 Month USD LIBOR + 2.50%)*,†††,2,3,4	950,000	743,366
Woodbourne Capital Trust IV 3.81% (1 Month USD LIBOR + 2.50%)*,†††,2,3,4	950,000	743,366
Woodbourne Capital Trust I 3.77% (1 Month USD LIBOR + 2.50%)*,†††,2,3,4	950,000	743,365
Woodbourne Capital Trust II 3.18% (1 Month USD LIBOR + 2.50%)*,†††,2,3,4	950,000	743,365
Total Financial		2,973,462
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19	11,890	303,433
Constar International Holdings LLC*,†††,1	7	–
Total Industrial		303,433
Total Preferred Stocks
(Cost $4,115,604)		3,276,895

MUTUAL FUND† - 0.5%
Guggenheim Floating Rate Strategies Fund - Institutional Class[5]	94,846	2,444,180
Total Mutual Fund
(Cost $2,475,113)		2,444,180

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[6]	2,298,256	2,298,256
Total Money Market Fund
(Cost $2,298,256)		2,298,256

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2%
Residential Mortgage Backed Securities - 16.6%
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[2,7]	4,054,834	4,038,171
2018-R4, 4.07% (WAC) due 12/26/57[2,7]	3,700,000	3,702,178
2017-2, 3.98% (1 Month USD LIBOR + 2.00%) due 12/25/57[2,7]	798,979	809,015
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[2,7]	3,187,795	3,106,611
2017-5, 2.69% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,7]	973,235	974,136
2018-1, 3.00% (WAC) due 01/25/58[2,7]	939,149	924,708
2016-1, 2.75% (WAC) due 02/25/55[2,7]	791,407	781,757
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.30% (1 Month USD LIBOR + 0.21%) due 02/25/37[2]	3,319,816	3,263,241
2006-BC3, 2.25% (1 Month USD LIBOR + 0.16%) due 10/25/36[2]	1,124,045	1,000,848
2006-BC4, 2.26% (1 Month USD LIBOR + 0.17%) due 12/25/36[2]	936,338	903,995
Saxon Asset Securities Trust
2007-3, 2.40% (1 Month USD LIBOR + 0.31%) due 09/25/47[2]	4,512,585	4,423,482
LSTAR Securities Investment Limited
2018-1A, 3.98% due 04/01/21†††,1	3,890,110	3,881,746
Home Equity Loan Trust
2007-FRE1, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[2]	3,857,855	3,625,328
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,7]	2,099,606	2,096,900
2017-5A, 3.59% (1 Month USD LIBOR + 1.50%) due 06/25/57[2,7]	1,397,944	1,435,379
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[8]	10,077,077	1,526,140
2006-1, 2.37% (1 Month USD LIBOR + 0.28%) due 03/25/46[2]	1,036,145	998,781
2006-1, 2.49% (1 Month USD LIBOR + 0.40%) due 03/25/46[2]	1,015,829	987,581
Countrywide Asset-Backed Certificates
2006-6, 2.26% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	1,989,131	1,948,139
2007-8, 2.28% (1 Month USD LIBOR + 0.19%) due 11/25/37[2]	1,650,451	1,560,943
Soundview Home Loan Trust
2006-OPT5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	3,329,455	3,227,072

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Residential Mortgage Backed Securities - 16.6% (continued)
GSAA Home Equity Trust
2005-6, 2.30% (1 Month USD LIBOR + 0.43%) due 06/25/35[2]	3,150,000	$3,127,501
NovaStar Mortgage Funding Trust Series
2007-2, 2.29% (1 Month USD LIBOR + 0.20%) due 09/25/37[2]	2,517,257	2,435,444
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.21% (1 Month USD LIBOR + 0.12%) due 12/25/36[2]	3,362,830	2,067,572
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.48% (1 Year CMT Rate + 0.92%) due 06/25/46[2]	2,147,838	2,009,494
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.58% (1 Month USD LIBOR + 0.49%) due 10/25/35[2]	2,000,000	2,000,966
RASC Series Trust
2006-EMX4, 2.32% (1 Month USD LIBOR + 0.23%) due 06/25/36[2]	2,000,000	1,951,014
GCAT LLC
2018-1, 3.84% due 06/25/48[7]	1,787,973	1,786,760
Bayview Opportunity Master Fund IVa Trust
2018-RN3, 3.67% due 03/28/33[7]	1,767,970	1,764,902
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[2,7]	1,391,363	1,382,743
Structured Asset Investment Loan Trust
2005-11, 2.81% (1 Month USD LIBOR + 0.72%) due 01/25/36[2]	1,326,275	1,314,667
LSTAR Securities Investment Trust
2018-2, 3.48% (1 Month USD LIBOR + 1.50%) due 04/01/23[2,7]	1,248,303	1,248,740
Banc of America Funding Trust
2015-R4, 2.13% (1 Month USD LIBOR + 0.17%) due 01/27/35[2,7]	652,792	620,776
2014-R7, 2.23% (1 Month USD LIBOR + 0.14%) due 09/26/36[2,7]	579,414	565,459
Nationstar Home Equity Loan Trust
2007-B, 2.31% (1 Month USD LIBOR + 0.22%) due 04/25/37[2]	1,119,758	1,101,883
CSMC Series
2015-12R, 2.46% (1 Month USD LIBOR + 0.50%) due 11/30/37[2,7]	1,022,388	1,018,965
Luminent Mortgage Trust
2006-2, 2.29% (1 Month USD LIBOR + 0.20%) due 02/25/46[2]	1,103,190	1,006,046
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.04% (1 Month USD LIBOR + 0.95%) due 06/25/35[2]	1,000,000	1,000,453
HarborView Mortgage Loan Trust
2006-14, 2.23% (1 Month USD LIBOR + 0.15%) due 01/25/47[2]	1,050,154	998,015
ACE Securities Corporation Home Equity Loan Trust Series
2006-HE4, 2.23% (1 Month USD LIBOR + 0.14%) due 10/25/36[2]	1,462,841	981,871
Lehman XS Trust Series
2006-16N, 2.28% (1 Month USD LIBOR + 0.19%) due 11/25/46[2]	972,029	946,060
New Residential Mortgage Trust
2018-1A, 4.00% (WAC) due 12/25/57[2,7]	926,307	932,194
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[2,7]	888,269	882,335
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.23% (1 Month USD LIBOR + 0.14%) due 11/25/36[2]	909,534	878,193
GSAMP Trust
2007-NC1, 2.22% (1 Month USD LIBOR + 0.13%) due 12/25/46[2]	1,260,056	864,312

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Residential Mortgage Backed Securities - 16.6% (continued)
RALI Series Trust
2006-QO2, 2.31% (1 Month USD LIBOR + 0.22%) due 02/25/46[2]	1,947,108	$831,626
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 2.33% (1 Year CMT Rate + 0.77%) due 04/25/47[2]	731,976	674,391
CIT Mortgage Loan Trust
2007-1, 3.54% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,7]	641,829	646,184
American Home Mortgage Assets Trust
2007-1, 2.26% (1 Year CMT Rate + 0.70%) due 02/25/47[2]	890,099	578,543
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.93% (WAC) due 11/25/33[2]	579,954	554,529
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.40% (1 Year CMT Rate + 0.84%) due 11/25/46[2]	517,620	450,472
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[2,7]	216,486	216,295
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	162,459	171,512
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[7]	149,146	149,130
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[7]	73,959	73,879
Total Residential Mortgage Backed Securities		82,449,077
Government Agency - 11.6%
Fannie Mae[12]
3.03% due 02/01/30	5,100,000	4,846,794
3.00% due 12/01/29	2,500,000	2,369,756
3.49% due 04/01/30	2,300,000	2,280,704
3.11% due 04/01/30	1,990,386	1,912,646
3.09% due 10/01/29	2,000,000	1,905,765
3.12% due 10/01/32	1,700,000	1,594,827
3.01% due 12/01/27	1,500,000	1,445,941
3.13% due 01/01/30	1,500,000	1,441,874
2.86% due 09/01/29	1,450,000	1,363,117
3.67% due 03/01/30	1,000,000	1,006,271
3.56% due 04/01/30	1,000,000	998,171
3.53% due 04/01/33	1,000,000	992,508
3.48% due 04/01/30	1,000,000	990,287
3.42% due 04/01/30	1,000,000	982,820
3.31% due 01/01/33	1,000,000	969,456
3.23% due 01/01/30	993,791	967,730
3.18% due 01/01/30	1,000,000	965,253
3.19% due 02/01/30	1,000,000	960,833
3.12% due 01/01/30	993,255	957,308
3.05% due 01/01/30	1,000,000	952,256
2.96% due 11/01/29	900,000	847,378
3.08% due 10/01/32	850,000	802,411
2.90% due 11/01/29	850,000	795,075
4.25% due 05/01/48	670,247	693,326
2.99% due 09/01/29	650,000	613,438
3.14% due 09/01/32	650,000	612,816
3.17% due 01/01/30	550,000	528,885
2.82% due 10/01/29	550,000	513,503
3.05% due 10/01/29	500,000	474,991
3.22% due 01/01/30	450,000	434,776
Freddie Mac Multifamily Structured Pass Through Certificates[12]
2017-KGX1, 3.00% due 10/25/27	3,500,000	3,362,090

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Government Agency - 11.6% (continued)
2017-KW03, 3.02% due 06/25/27	3,000,000	$2,896,962
2018-K073, 3.45% (WAC) due 01/25/28[2]	1,200,000	1,190,187
2018-K074, 3.60% due 02/25/28	1,000,000	1,006,301
2017-K066, 3.20% due 06/25/27	1,000,000	975,826
Freddie Mac Seasoned Credit Risk Transfer[12]
2017-3, 3.00% due 07/25/56	2,238,109	2,150,745
2017-4, 2.50% due 06/25/57	2,134,828	2,079,660
2017-4, 3.50% due 06/25/57	1,700,769	1,671,203
2018-1, 2.00% due 05/25/57	1,660,726	1,571,341
2017-3, 2.50% due 07/25/56	939,305	907,655
Fannie Mae-Aces[12]
2017-M11, 2.98% due 08/25/29	2,500,000	2,364,415
Fannie Mae MF 30[12]
4.24% due 08/01/48	1,000,000	1,023,030
Total Government Agency		57,420,331
Commercial Mortgage Backed Securities - 3.3%
COMM Mortgage Trust
2015-CR26, 4.64% (WAC) due 10/10/48[2]	1,217,000	1,181,434
2015-CR24, 0.95% (WAC) due 08/10/48[2]	20,782,565	944,416
2015-CR26, 1.18% (WAC) due 10/10/48[2]	9,992,606	550,674
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[7]	1,250,000	1,334,250
Morgan Stanley Capital I Trust
2016-UB11, 1.66% (WAC) due 08/15/49[2]	7,569,135	687,215
2017-H1, 1.61% (WAC) due 06/15/50[2]	4,965,154	438,438
SG Commercial Mortgage Securities Trust
2016-C5, 2.01% (WAC) due 10/10/48[2]	9,824,142	1,069,299
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.49% (WAC) due 01/15/59[2]	6,317,794	470,767
2016-NXS5, 1.70% (WAC) due 01/15/59[2]	4,893,192	374,851
2016-C37, 1.17% (WAC) due 12/15/49[2]	3,835,568	202,212
GS Mortgage Securities Corporation Trust
2017-STAY, 3.42% (1 Month USD LIBOR + 1.35%) due 07/15/32[2,7]	1,000,000	1,005,119
Bancorp Commercial Mortgage 2018-CRE3 Trust
2018-CR3, 3.32% (1 Month USD LIBOR + 1.25%) due 01/15/33[2,7]	1,000,000	1,001,433
JP Morgan Chase Commercial Mortgage Securities Trust
2014-CBM, 4.02% (1 Month USD LIBOR + 1.95%) due 10/15/29[2,7]	1,000,000	999,999
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% (WAC) due 12/15/34[2,7]	1,000,000	996,876
UBS Commercial Mortgage Trust
2017-C2, 1.30% (WAC) due 08/15/50[2]	11,925,912	905,699
Citigroup Commercial Mortgage Trust
2016-GC37, 1.96% (WAC) due 04/10/49[2]	3,797,060	400,803
2016-C2, 1.93% (WAC) due 08/10/49[2]	2,471,588	273,437
2016-P5, 1.69% (WAC) due 10/10/49[2]	1,972,420	173,334
GE Business Loan Trust
2007-1A, 2.24% (1 Month USD LIBOR + 0.17%) due 04/16/35[2,7]	858,437	839,215
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.85% (WAC) due 06/15/49[2]	8,841,507	742,105
LSTAR Commercial Mortgage Trust
2014-2, 5.22% (WAC) due 01/20/41[2,7]	500,000	499,419
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.26% (WAC) due 03/15/50[2]	6,931,961	449,647
BANK
2017-BNK4, 1.61% (WAC) due 05/15/50[2]	4,954,069	447,261

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.2% (continued)
Commercial Mortgage Backed Securities - 3.3% (continued)
CFCRE Commercial Mortgage Trust
2016-C3, 1.22% (WAC) due 01/10/48[2]	5,875,276	$372,868
CD Mortgage Trust
2016-CD1, 1.57% (WAC) due 08/10/49[2]	2,565,140	220,438
Total Commercial Mortgage Backed Securities		16,581,209
Military Housing - 1.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates[12]
2015-R1, 12.43% (WAC) due 11/25/55[2,7]	2,624,770	2,837,936
2015-R1, 4.49% (WAC) due 11/25/55[2,7]	1,360,992	1,491,987
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[7]	1,497,164	1,626,984
2003-PRES, 6.24% due 10/10/41[7]	1,369,763	1,473,732
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[4]	475,831	486,734
2007-AETC, 5.75% due 02/10/52[4]	331,449	325,897
Total Military Housing		8,243,270
Total Collateralized Mortgage Obligations
(Cost $166,852,296)		164,693,887

ASSET-BACKED SECURITIES†† - 31.7%
Collateralized Loan Obligations - 22.5%
BlueMountain CLO 2014-2 Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 0.93%) due 07/20/26[2,7]	7,000,000	7,002,304
KVK CLO Ltd.
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%) due 05/20/29[2,7]	2,250,000	2,249,855
2017-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/15/26[2,7]	1,600,000	1,599,760
2013-1A, 0.00% due 01/15/28[7,9]	1,000,000	473,954
Ladder Capital Commercial Mortgage Trust
2017-FL1, 2.95% (1 Month USD LIBOR + 0.88%) due 09/15/34[2,7]	4,300,000	4,286,380
Golub Capital Partners Clo 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,7]	4,100,000	4,100,394
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.89% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,7]	3,700,000	3,700,317
Venture XII CLO Ltd.
2018-12A, 3.12% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,7]	2,100,000	2,090,635
2018-12A, 3.52% (3 Month USD LIBOR + 1.20%) due 02/28/26[2,7]	1,300,000	1,292,146
BSL CLO Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 0.97%) due 07/17/28[2,7]	2,050,000	2,050,513
2018-1A, 3.34% (3 Month USD LIBOR + 0.95%) due 07/17/28[2,7]	1,300,000	1,300,130
ALM XII Ltd.
2018-12A, 2.98% (3 Month USD LIBOR + 0.89%) due 04/16/27[2,7]	2,300,000	2,300,631
2018-12A, 3.44% (3 Month USD LIBOR + 1.35%) due 04/16/27[2,7]	1,000,000	998,114
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.02% (3 Month USD LIBOR + 0.68%) due 02/17/26[2,7]	2,200,000	2,199,212
2018-2A, 3.64% (3 Month USD LIBOR + 1.30%) due 02/17/26[2,7]	1,000,000	999,903
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 4.39% (3 Month USD LIBOR + 2.05%) due 12/15/28[2,7]	3,000,000	3,014,315
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 2.82% (1 Month USD LIBOR + 0.75%) due 02/15/35[2,7]	3,000,000	2,998,602

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.7% (continued)
Collateralized Loan Obligations - 22.5% (continued)
NXT Capital CLO LLC
2017-1A, 4.06% (3 Month USD LIBOR + 1.70%) due 04/20/29[2,7]	1,800,000	$1,804,475
2018-1A, 3.34% (3 Month USD LIBOR + 1.60%) due 04/21/27[2,7]	1,000,000	1,000,188
ALM VI Ltd.
2018-6A, 3.55% (3 Month USD LIBOR + 1.20%) due 07/15/26[2,7]	2,800,000	2,800,000
WhiteHorse VI Ltd.
2016-1A, 4.26% (3 Month USD LIBOR + 1.90%) due 02/03/25[2,7]	1,500,000	1,499,848
2016-1A, 5.11% (3 Month USD LIBOR + 2.75%) due 02/03/25[2,7]	1,000,000	999,978
Mountain View CLO Ltd.
2018-1A, 2.90% (3 Month USD LIBOR + 0.80%) due 10/15/26[2,7]	2,450,000	2,446,325
Figueroa CLO Ltd.
2018-2A, 2.92% (3 Month USD LIBOR + 0.85%) due 06/20/27[2,7]	2,350,000	2,347,650
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.15% (3 Month USD LIBOR + 0.78%) due 04/27/27[2,7]	2,300,000	2,292,714
MP CLO VIII Ltd.
2018-2A, 3.27% (3 Month USD LIBOR + 0.91%) due 10/28/27[2,7]	2,200,000	2,196,201
Venture XIX CLO Ltd.
2016-19A, 4.35% (3 Month USD LIBOR + 2.00%) due 01/15/27[2,7]	2,100,000	2,099,388
BSPRT Issuer Ltd.
2017-FL2, 2.89% (1 Month USD LIBOR + 0.82%) due 10/15/34[2,7]	2,100,000	2,099,247
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.21% (3 Month USD LIBOR + 1.85%) due 07/25/29[2,7]	2,000,000	2,009,410
TCP Waterman CLO Ltd.
2016-1A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[2,7]	1,000,000	1,005,206
2016-1A, 4.42% (3 Month USD LIBOR + 2.30%) due 12/15/28[2,7]	1,000,000	1,001,087
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.88% (3 Month USD LIBOR + 2.53%) due 01/15/28[2,7]	2,000,000	2,005,765
Flagship CLO VIII Ltd.
2018-8A, 3.74% (3 Month USD LIBOR + 1.40%) due 01/16/26[2,7]	2,000,000	2,000,000
OZLM Funding II Ltd.
2016-2A, 5.11% (3 Month USD LIBOR + 2.75%) due 10/30/27[2,7]	2,000,000	1,999,818
Madison Park Funding XVI Ltd.
2016-16A, 4.26% (3 Month USD LIBOR + 1.90%) due 04/20/26[2,7]	2,000,000	1,999,472
Crown Point CLO III Ltd.
2017-3A, 3.80% (3 Month USD LIBOR + 1.45%) due 12/31/27[2,7]	2,000,000	1,998,705
FS Senior Funding Ltd.
2015-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,7]	2,000,000	1,996,587
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,7]	2,000,000	1,994,491
TICP CLO II-2 Ltd.
2018-IIA, 3.74% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,7]	2,000,000	1,994,356
Hunt CRE Ltd.
2017-FL1, 3.07% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,7]	1,000,000	995,205
2017-FL1, 3.72% (1 Month USD LIBOR + 1.65%) due 08/15/34[2,7]	1,000,000	993,937
Shackleton CLO Ltd.
2016-7A, 4.30% (3 Month USD LIBOR + 1.95%) due 04/15/27[2,7]	1,500,000	1,499,546
OZLM IX Ltd.
2017-9A, 4.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[2,7]	1,400,000	1,399,760

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.7% (continued)
Collateralized Loan Obligations - 22.5% (continued)
VMC Finance LLC
2018-FL1, 2.89% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,7]	1,158,576	$1,155,459
PFP Ltd.
2017-3, 3.12% (1 Month USD LIBOR + 1.05%) due 01/14/35[2,7]	1,147,175	1,147,541
Garrison Funding Ltd.
2016-2A, 5.48% (3 Month USD LIBOR + 3.15%) due 09/29/27[2,7]	1,000,000	1,006,030
Cerberus Loan Funding XVI, LP
2016-2A, 4.70% (3 Month USD LIBOR + 2.35%) due 11/15/27[2,7]	1,000,000	1,003,583
KKR CLO 15 Ltd.
2016-15, 3.92% (3 Month USD LIBOR + 1.56%) due 10/18/28[2,7]	1,000,000	1,002,600
AMMC CLO 15 Ltd.
2016-15A, 3.68% (3 Month USD LIBOR + 1.35%) due 12/09/26[2,7]	1,000,000	1,002,286
AMMC CLO XV Ltd.
2016-15A, 4.23% (3 Month USD LIBOR + 1.90%) due 12/09/26[2,7]	1,000,000	1,001,422
Golub Capital Partners CLO Ltd.
2016-33A, 4.81% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,7]	1,000,000	1,000,788
Eaton Vance CLO Ltd.
2017-1A, 3.95% (3 Month USD LIBOR + 1.60%) due 07/15/26[2,7]	1,000,000	1,000,697
Vibrant CLO II Ltd.
2017-2A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/24/24[2,7]	1,000,000	1,000,274
Northwoods Capital XIV Ltd.
2017-14A, 4.06% (3 Month USD LIBOR + 1.70%) due 11/12/25[2,7]	1,000,000	1,000,214
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[7]	1,000,000	1,000,108
Flatiron CLO Ltd.
2017-1A, 4.00% (3 Month USD LIBOR + 1.65%) due 01/17/26[2,7]	1,000,000	999,924
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.63% (3 Month USD LIBOR + 1.27%) due 04/20/30[2,7]	1,000,000	999,860
Mountain Hawk I CLO Ltd.
2013-1A, 4.54% (3 Month USD LIBOR + 2.18%) due 01/20/24[2,7]	1,000,000	999,781
Vibrant CLO III Ltd.
2016-3A, 4.41% (3 Month USD LIBOR + 2.05%) due 04/20/26[2,7]	1,000,000	999,657
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 4.08% (3 Month USD LIBOR + 1.75%) due 05/22/27[2,7]	1,000,000	999,638
Avery Point V CLO Ltd.
2017-5A, 3.33% (3 Month USD LIBOR + 0.98%) due 07/17/26[2,7]	1,000,000	999,479
Monroe Capital CLO Ltd.
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[2,7]	1,000,000	999,461
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,7]	1,000,000	998,017
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[7,9]	1,000,000	948,285
ACIS CLO Ltd.
2013-1A, 5.31% (3 Month USD LIBOR + 2.95%) due 04/18/24[2,7]	500,000	500,079
Treman Park CLO Ltd.
2015-1A, due 04/20/27[7,9]	500,000	429,918
Babson CLO Ltd.
2014-IA, due 07/20/25[7,9]	650,000	310,222
2012-2A, due 05/15/23[7,9]	1,000,000	40,327
Copper River CLO Ltd.
2007-1A, due 01/20/21[4,9]	700,000	83,973

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.7% (continued)
Collateralized Loan Obligations - 22.5% (continued)
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[7,9]	250,000	$8,315
Total Collateralized Loan Obligations		111,774,462
Transport-Aircraft - 3.8%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	2,017,537	2,002,265
2018-1, 4.13% due 06/15/43[7]	1,800,000	1,808,279
2015-1A, 4.70% due 12/15/40[7]	891,234	899,745
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	2,506,180	2,517,443
2016-1A, 4.88% due 03/17/36[7]	1,095,889	1,118,966
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[7]	1,958,333	1,975,303
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	1,752,452	1,722,782
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[7]	1,002,210	1,003,887
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[7]	830,390	835,164
2013-1, 6.35% due 10/15/38[7]	166,078	168,421
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[7]	987,200	991,273
AASET Trust
2017-1A, 3.97% due 05/16/42[7]	909,100	907,757
Raspro Trust
2005-1A, 2.98% (3 Month USD LIBOR + 0.63%) due 03/23/24[2,7]	746,067	723,394
Rise Ltd.
2014-1A, 4.75% due 02/12/39	700,625	695,006
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[7]	633,786	638,035
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[7]	509,189	508,752
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	486,007	455,957
Total Transport-Aircraft		18,972,429
Transport-Container - 1.4%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[7]	2,579,130	2,521,131
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[7]	1,277,277	1,281,862
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[7]	1,208,333	1,203,939
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[7]	894,993	889,363
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[7]	870,000	855,344
Total Transport-Container		6,751,639
Collateralized Debt Obligations - 1.2%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[7]	3,750,000	3,592,056
2016-3A, 3.85% due 10/28/33[7]	1,000,000	988,211
Putnam Structured Product Funding Ltd.
2003-1A, 3.07% (1 Month USD LIBOR + 1.00%) due 10/15/38[2,7]	502,052	496,536
Highland Park CDO I Ltd.
2006-1A, 2.73% (3 Month USD LIBOR + 0.40%) due 11/25/51[2,4]	376,765	354,025
N-Star REL CDO VIII Ltd.
2006-8A, 2.45% (1 Month USD LIBOR + 0.36%) due 02/01/41[2,7]	265,968	264,490
Total Collateralized Debt Obligations		5,695,318
Net Lease - 1.1%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[7]	2,965,000	2,957,906

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.7% (continued)
Net Lease - 1.1% (continued)
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[7]	2,813,732	$2,701,183
Total Net Lease		5,659,089
Whole Business - 1.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[7]	1,920,750	1,983,117
2016-1A, 3.83% due 05/25/46[7]	492,500	493,091
Domino's Pizza Master Issuer LLC
2017-1A, 3.61% (3 Month USD LIBOR + 1.25%) due 07/25/47[2,7]	992,500	994,644
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[7]	900,495	894,588
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[7]	541,598	537,981
Total Whole Business		4,903,421
Infrastructure - 0.4%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[7]	1,100,000	1,100,055
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[7]	996,667	997,049
Total Infrastructure		2,097,104
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
2018-1A, 4.18% due 04/07/28†††,1	1,000,000	981,040
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	200,063	203,664
Total Diversified Payment Rights		1,184,704
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[7]	464,250	467,835
Total Asset-Backed Securities
(Cost $158,334,593)		157,506,001

U.S. GOVERNMENT SECURITIES†† - 10.3%
U.S. Treasury Bonds
due 11/15/46[10]	89,992,000	38,761,789
due 11/15/44[10]	27,374,600	12,550,350
Total U.S. Treasury Bonds		51,312,139
Total U.S. Government Securities
(Cost $50,911,050)		51,312,139

CORPORATE BONDS†† - 5.7%
Financial - 3.2%
Station Place Securitization Trust
2.71% (1 Month USD LIBOR + 0.70%) due 06/24/19[2,7]	4,600,000	4,600,000
3.09% (1 Month USD LIBOR + 1.00%) due 03/24/19[2,7]	3,000,000	3,000,000
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	1,260,290	1,158,641
Assurant, Inc.
3.59% (3 Month USD LIBOR + 1.25%) due 03/26/21[2]	1,150,000	1,152,890
Senior Housing Properties Trust
4.75% due 02/15/28	1,175,000	1,135,189
Central Storage Safety Project Trust
4.82% due 02/01/38[4]	1,000,000	1,036,333
American Equity Investment Life Holding Co.
5.00% due 06/15/27	953,000	930,086
Aurora Military Housing LLC
6.89% due 01/15/47†††,4	750,000	910,598
Enstar Group Ltd.
4.50% due 03/10/22	535,000	533,292
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	415,000	442,730
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[7]	374,490	374,379
Hospitality Properties Trust
5.25% due 02/15/26	347,000	352,091
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	300,000	315,131

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 5.7% (continued)
Financial - 3.2% (continued)
Citigroup, Inc.
6.25% [3,11]		197,000	$204,387
Total Financial			16,145,747
Mortgage Securities - 1.2%
Station Place Securitization Trust
2.86% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,7]		3,300,000	3,300,000
3.21% (1 Month USD LIBOR + 1.25%) due 11/24/18[2,7]		1,500,000	1,500,000
2.84% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,7]		1,300,000	1,300,000
Total Mortgage Securities			6,100,000
Consumer, Non-cyclical - 0.4%
Offutt AFB America First Community LLC
5.46% due 09/01/50[4]		1,900,081	1,882,490
Basic Materials - 0.4%
Yamana Gold, Inc.
4.95% due 07/15/24		1,205,000	1,203,686
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[7,11]		600,000	650,700
Total Basic Materials			1,854,386
Consumer, Cyclical - 0.3%
Northern Group Housing LLC
6.80% due 08/15/53[7]		600,000	749,020
HP Communities LLC
5.78% due 03/15/46[4]		500,000	579,578
Total Consumer, Cyclical			1,328,598
Communications - 0.1%
Verizon Communications, Inc.
3.44% (3 Month USD LIBOR + 1.10%) due 05/15/25[2]		475,000	474,461
Thomson Reuters Corp.
3.85% due 09/29/24		67,000	65,998
Total Communications			540,459
Industrial - 0.1%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,7]		250,000	252,325
Total Corporate Bonds
(Cost $27,896,341)			28,104,005

FOREIGN GOVERNMENT DEBT†† - 4.7%
Government of Japan
due 07/09/18[10]	JPY	944,000,000	8,526,927
due 07/20/18[10]	JPY	21,700,000	196,018
Total Government of Japan			8,722,945
Republic of Hungary
due 07/25/18[10]	HUF	1,974,320,000	6,999,798
Czech Republic
due 10/26/18[10]	CZK	71,000,000	3,192,359
4.60% due 08/18/18	CZK	17,000,000	768,239
Total Czech Republic			3,960,598
State of Israel
0.50% due 10/31/18	ILS	14,230,000	3,907,678
Total Foreign Government Debt
(Cost $24,352,809)			23,591,019

FEDERAL AGENCY BONDS†† - 3.9%
Freddie Mac Strips[12]
due 09/15/29[10]		5,600,000	3,823,970
due 03/15/31[10]		3,550,000	2,295,628
due 07/15/32[10]		2,700,000	1,667,879
Total Freddie Mac Strips			7,787,477
Fannie Mae Principal[12]
due 05/15/30[10]		6,650,000	4,435,357
due 01/15/30[10]		1,875,000	1,264,876
due 05/15/29[10]		1,750,000	1,210,298
Total Fannie Mae Principal			6,910,531
Freddie Mac[12]
due 12/14/29[10]		2,900,000	1,962,418
due 01/02/34[10]		850,000	496,545
Total Freddie Mac			2,458,963
Tennessee Valley Authority
4.25% due 09/15/65		1,300,000	1,472,468
5.38% due 04/01/56		600,000	807,717
Total Tennessee Valley Authority			2,280,185
Total Federal Agency Bonds
(Cost $20,081,524)			19,437,156

SENIOR FLOATING RATE INTERESTS††,2 - 2.1%
Technology - 0.7%
Misys Ltd.
5.81% (3 Month USD LIBOR + 3.50%) due 06/13/24		1,240,625	1,217,537
Flexera Software LLC
5.35% (1 Month USD LIBOR + 3.25%) due 02/26/25		798,000	794,760
Epicor Software
5.35% (1 Month USD LIBOR + 3.25%) due 06/01/22		593,188	590,964
SS&C Technologies, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 04/16/25		423,656	423,418
Internet Brands, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 09/13/24		375,942	375,577

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 2.1% (continued)
Technology - 0.7% (continued)
Micron Technology, Inc.
4.10% (1 Month USD LIBOR + 2.00%) due 05/29/25	250,000	$249,480
Total Technology		3,651,736
Consumer, Non-cyclical - 0.4%
Packaging Coordinators Midco, Inc.
6.34% (3 Month USD LIBOR + 4.00%) due 06/30/23	686,000	685,575
DJO Finance LLC
5.45% (3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%) due 06/08/20	489,924	487,171
Lineage Logistics LLC
5.09% (1 Month USD LIBOR + 3.00%) due 02/27/25	399,000	396,007
Diamond (BC) B.V.
5.10% (2 Month USD LIBOR + 3.00%) due 09/06/24	397,000	389,060
Davis Vision
5.09% (1 Month USD LIBOR + 3.00%) due 12/02/24	199,000	197,569
Total Consumer, Non-cyclical		2,155,382
Consumer, Cyclical - 0.4%
Petco Animal Supplies, Inc.
5.61% (3 Month USD LIBOR + 3.25%) due 01/26/23	1,175,940	846,677
Mavis Tire Express Services Corp.
5.33% (1 Month USD LIBOR + 3.25%) due 03/20/25	695,672	688,716
Crown Finance US, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 02/28/25	399,000	395,724
Total Consumer, Cyclical		1,931,117
Communications - 0.4%
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23	1,563,830	1,432,860
Proquest LLC
5.84% (1 Month USD LIBOR + 3.75%) due 10/24/21	485,992	487,815
Total Communications		1,920,675
Industrial - 0.1%
Titan Acquisition Ltd. (Husky)
5.09% (1 Month USD LIBOR + 3.00%) due 03/28/25	249,375	245,293
Wrangler Buyer Corp.
4.84% (1 Month USD LIBOR + 2.75%) due 09/28/24	124,687	124,312
Total Industrial		369,605
Financial - 0.1%
HUB International Ltd.
5.36% (2 Month USD LIBOR + 3.00%) due 04/25/25	250,000	248,320
American Stock Transfer & Trust
8.50% (3 Month USD LIBOR + 4.50%) due 06/26/20	93,169	93,285
Total Financial		341,605
Total Senior Floating Rate Interests
(Cost $10,848,759)		10,370,120

MUNICIPAL BONDS†† - 0.5%
California - 0.4%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/41[10]	1,540,000	625,255
due 08/01/46[10]	750,000	245,318
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[10]	1,410,000	600,730
Cypress School District General Obligation Unlimited
due 08/01/48[10]	1,000,000	264,970
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/39[10]	500,000	205,070
Total California		1,941,343
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	546,250
Total Municipal Bonds
(Cost $2,438,643)		2,487,593

COMMERCIAL PAPER†† - 3.5%
McKesson Corp.
2.35% due 07/19/18[10,13]	7,000,000	6,991,775
Nutrien Ltd.
2.35% due 07/11/18[10,13]	6,500,000	6,495,757

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COMMERCIAL PAPER††3.5% (continued)
Amcor Ltd.
2.32% due 07/27/18[10,13]	4,000,000	$3,993,298
Total Commercial Paper
(Cost $17,480,830)		17,480,830

REPURCHASE AGREEMENTS††,14 - 1.8%
BNP Paribas issued 06/25/18 at 2.56% due 07/27/18	4,018,776	4,018,776
BNP Paribas issued 04/26/18 at 2.56% due 07/27/18	2,758,000	2,758,000
Jefferies & Company, Inc. issued 05/25/18 at 3.17% due 07/02/18	2,261,000	2,261,000
Total Repurchase Agreements
(Cost $9,037,776)		9,037,776

	Contracts
OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $15,494,709)	57	59,565
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $11,261,467)	2,599	18,193
Total Call options		77,758
Total OTC Options Purchased
(Cost $723,428)		77,758
Total Investments - 99.1%
(Cost $498,109,523)		$492,150,109
Other Assets & Liabilities, net - 0.9%		4,606,687
Total Net Assets - 100.0%		$496,756,796

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Gain
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.82%	Quarterly	04/13/28	$(43,510,000)	$525,602	$257,124	$268,478
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	(39,000,000)	171,210	7,844	163,366
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.77%	Quarterly	04/13/25	(16,800,000)	154,224	28,815	125,409
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	(1,900,000)	150,195	326	149,869
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	(14,600,000)	108,916	17,259	91,657
								$1,110,147	$311,368	$798,779

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
Goldman Sachs	944,000,000	JPY	07/09/18	$8,833,079	$8,530,318	$302,761
JPMorgan Chase & Co.	7,600,000	BRL	10/01/18	2,206,096	1,947,919	258,177
Citigroup	7,600,000	BRL	10/01/18	2,199,138	1,947,919	251,219
Goldman Sachs	71,000,000	CZK	10/26/18	3,411,329	3,220,284	191,045
Goldman Sachs	1,183,000,000	HUF	07/25/18	4,326,439	4,203,182	123,257
JPMorgan Chase & Co.	791,320,000	HUF	07/25/18	2,896,433	2,811,549	84,884
Citigroup	9,668,100	ILS	10/31/18	2,749,030	2,669,307	79,723
Goldman Sachs	4,633,050	ILS	10/31/18	1,317,199	1,279,158	38,041
Goldman Sachs	650,000	EUR	09/14/18	799,700	763,466	36,234
Goldman Sachs	395,000	EUR	07/20/18	490,359	461,882	28,477
JPMorgan Chase & Co.	17,782,000	CZK	08/20/18	824,596	803,010	21,586
Goldman Sachs	21,700,000	JPY	07/20/18	199,539	196,238	3,301
Citigroup	3,350	CZK	07/12/18	154	151	3
						$1,418,708

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	7,600,000	BRL	10/01/18	$1,916,743	$1,947,919	$31,176
Deutsche Bank	1,439	CZK	07/12/18	65	65	—
Goldman Sachs	650,000	EUR	09/14/18	763,656	763,466	(190)
Goldman Sachs	395,000	EUR	07/20/18	467,511	461,882	(5,629)
Citigroup	7,600,000	BRL	10/01/18	1,965,069	1,947,919	(17,150)
						$8,207

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $4,862,786, (cost $4,877,379) or 1.0% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Perpetual maturity.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $10,562,819 (cost $11,616,347), or 2.1% of total net assets — See Note 6.
[5]	Affiliated issuer.
[6]	Rate indicated is the 7 day yield as of June 30, 2018.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $209,203,219 (cost $209,665,196), or 42.1% of total net assets.
[8]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2018.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Zero coupon rate security.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[13]	Rate indicated is the effective yield at the time of purchase.
[14]	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA	Bank of America
BRL	Brazilian Real
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
USD	United States Dollar
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$32,494	$—	$—	*	$32,494
Preferred Stocks	—	303,433	2,973,462		3,276,895
Mutual Fund	2,444,180	—	—		2,444,180
Money Market Fund	2,298,256	—	—		2,298,256
Collateralized Mortgage Obligations	—	160,812,141	3,881,746		164,693,887
Asset-Backed Securities	—	156,524,961	981,040		157,506,001
U.S. Government Securities	—	51,312,139	—		51,312,139
Corporate Bonds	—	26,750,677	1,353,328		28,104,005
Foreign Government Debt	—	23,591,019	—		23,591,019
Federal Agency Bonds	—	19,437,156	—		19,437,156
Senior Floating Rate Interests	—	10,370,120	—		10,370,120
Municipal Bonds	—	2,487,593	—		2,487,593
Commercial Paper	—	17,480,830	—		17,480,830
Repurchase Agreements	—	9,037,776	—		9,037,776
Options Purchased	—	77,758	—		77,758
Interest Rate Swap Agreements**	—	798,779	—		798,779
Forward Foreign Currency Exchange Contracts**	—	1,449,884	—		1,449,884
Total Assets	$4,774,930	$480,434,266	$9,189,576		$494,398,772

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts**	$—	$22,969	$—		$22,969
Unfunded Loan Commitments (Note 5)	—	1,043	—	*	1,043
Total Liabilities	$—	$24,012	$—		$24,012

*	Security has a market value of $0.
**	This derivative is reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset Backed Securities	$981,040	Model Price	Market Comparable Yields	4.4%	—
Collateralized Mortgage Obligations	3,881,746	Option Adjusted Spread off prior month trade price	Trade Price	—	—
Corporate Bonds	1,353,328	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Preferred Stocks	2,973,462	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Total Assets	$9,189,576

Significant changes in indicative quote, yield, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, the Fund had securities with a total value of $1,830,648 transfer out of Level 3 into Level 2 due to availability of vendor prices. There were no other securities that transferred between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:

	Assets

	Preferred Stocks	Asset-Backed Securities	Corporate Bonds	Common Stocks	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$2,865,891	$245,278	$1,371,562	$-	$3,510,034	$7,992,765
Purchases/(Receipts)	-	1,000,000	-	-	3,126,637	4,126,637
(Sales, maturities and paydowns)/Fundings	-	(38,619)	-	-	(1,136,377)	(1,174,996)
Amortization of discounts/premiums	-	-	(1,014)	-	(1,954)	(2,968)
Total realized gains or losses included in earnings	-	-	(4,091)	-	22,628	18,537
Total change in unrealized gains or losses included in earnings	107,571	(21,955)	(13,129)	-	(12,238)	60,249
Transfers out of Level 3	-	(203,664)	-	-	(1,626,984)	(1,830,648)
Ending Balance	$2,973,462	$981,040	$1,353,328	$-	$3,881,746	$9,189,576
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2018	$107,571	$(18,960)	$(17,275)	$-	$4,368	$75,704

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Fannie Mae Connecticut Avenue Securities
2.56%			4.69%
07/27/18	$6,776,776	$6,803,470	05/25/24	$4,500,000	$4,742,100

			First Franklin Mortgage Loan Trust
			2.59%
			12/25/35	3,527,000	2,994,776
				8,027,000	7,736,876

Jefferies & Company, Inc.			JF Funding LLC
3.17%			0.00%
07/02/18	2,261,000	2,268,555	08/01/18	2,379,842	2,379,842

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$–	$4,479,721	$(2,000,000)	$(4,608)	$(30,933)	$2,444,180	94,846	$79,454

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 98.3%
Financial - 29.7%
JPMorgan Chase & Co.	23,403	$2,438,592
Bank of America Corp.	67,490	1,902,543
Berkshire Hathaway, Inc. — Class B*	8,254	1,540,609
Citigroup, Inc.	22,081	1,477,660
Wells Fargo & Co.	23,115	1,281,496
BB&T Corp.	16,038	808,957
Zions Bancorporation	15,175	799,571
SunTrust Banks, Inc.	11,705	772,764
Allstate Corp.	6,063	553,370
Welltower, Inc. REIT	8,467	530,796
Charles Schwab Corp.	10,258	524,184
Piedmont Office Realty Trust, Inc. — Class A REIT	26,043	519,037
Principal Financial Group, Inc.	9,632	510,014
Jefferies Financial Group, Inc.	21,600	491,184
Omega Healthcare Investors, Inc. REIT	15,231	472,161
Liberty Property Trust REIT	10,615	470,563
Loews Corp.	9,321	450,018
Assured Guaranty Ltd.	11,627	415,433
Morgan Stanley	8,519	403,801
Unum Group	10,634	393,352
Regions Financial Corp.	19,250	342,265
KeyCorp	17,002	332,219
T. Rowe Price Group, Inc.	2,663	309,147
Realogy Holdings Corp.	12,908	294,303
American International Group, Inc.	5,449	288,906
Equity Commonwealth REIT*	6,130	193,095
Federated Investors, Inc. — Class B	7,699	179,541
Total Financial		18,695,581
Consumer, Non-cyclical - 21.0%
Merck & Company, Inc.	20,983	1,273,668
Pfizer, Inc.	33,904	1,230,037
Johnson & Johnson	8,480	1,028,963
Amgen, Inc.	4,319	797,244
Procter & Gamble Co.	9,976	778,727
HCA Healthcare, Inc.	6,588	675,929
Hormel Foods Corp.	18,163	675,845
Tyson Foods, Inc. — Class A	7,904	544,190
Express Scripts Holding Co.*	6,678	515,609
Archer-Daniels-Midland Co.	11,173	512,059
UnitedHealth Group, Inc.	2,051	503,192
Quest Diagnostics, Inc.	4,537	498,798
Bunge Ltd.	6,688	466,220
CVS Health Corp.	6,851	440,862
Zimmer Biomet Holdings, Inc.	3,805	424,029
United Therapeutics Corp.*	3,707	419,447
Humana, Inc.	1,394	414,896
DaVita, Inc.*	5,093	353,658
AmerisourceBergen Corp. — Class A	3,822	325,902
Medtronic plc	3,728	319,154
Conagra Brands, Inc.	8,664	309,565
Philip Morris International, Inc.	3,338	269,510
Mylan N.V.*	4,959	179,218
Ingredion, Inc.	1,421	157,305
Patterson Companies, Inc.	5,669	128,517
Total Consumer, Non-cyclical		13,242,544
Energy - 12.8%
Exxon Mobil Corp.	23,361	1,932,655
Chevron Corp.	14,694	1,857,762
Kinder Morgan, Inc.	48,883	863,763
Marathon Oil Corp.	39,981	834,004
Hess Corp.	10,503	702,546
Whiting Petroleum Corp.*	12,796	674,605
Range Resources Corp.	27,798	465,060
Diamondback Energy, Inc.	3,347	440,365
Antero Resources Corp.*	14,782	315,596
Total Energy		8,086,356
Utilities - 7.1%
Exelon Corp.	18,280	778,728
Public Service Enterprise Group, Inc.	14,367	777,830
Duke Energy Corp.	8,412	665,221
Ameren Corp.	10,541	641,420
OGE Energy Corp.	15,287	538,255
Edison International	6,979	441,561
Pinnacle West Capital Corp.	4,056	326,752
SCANA Corp.	8,068	310,779
Total Utilities		4,480,546
Consumer, Cyclical - 6.4%
Walmart, Inc.	8,195	701,902
Southwest Airlines Co.	11,939	607,456
PVH Corp.	3,280	491,081
Lear Corp.	2,604	483,849
JetBlue Airways Corp.*	21,229	402,927
Carnival Corp.	6,345	363,632
DR Horton, Inc.	8,326	341,366
PACCAR, Inc.	5,153	319,280
Macy's, Inc.	4,600	172,178
Goodyear Tire & Rubber Co.	6,349	147,868
Total Consumer, Cyclical		4,031,539
Industrial - 6.4%
Republic Services, Inc. — Class A	8,692	594,185
Corning, Inc.	20,220	556,252
WestRock Co.	8,779	500,578
Carlisle Companies, Inc.	4,273	462,809
Owens Corning	6,735	426,797
General Electric Co.	26,811	364,898
Eaton Corporation plc	4,622	345,448
Jabil, Inc.	11,304	312,669
Timken Co.	5,146	224,108
Honeywell International, Inc.	1,555	223,998
Total Industrial		4,011,742
Technology - 5.6%
Intel Corp.	30,932	1,537,629
Apple, Inc.	2,826	523,121
Xerox Corp.	19,021	456,504
VMware, Inc. — Class A*	2,972	436,795
Oracle Corp.	7,552	332,741
QUALCOMM, Inc.	4,123	231,383
Total Technology		3,518,173
Basic Materials - 5.0%
Nucor Corp.	9,897	618,563
Reliance Steel & Aluminum Co.	6,421	562,094

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Basic Materials - 5.0% (continued)
Steel Dynamics, Inc.	12,114	$556,638
Cabot Corp.	8,706	537,770
DowDuPont, Inc.	7,680	506,265
Freeport-McMoRan, Inc.	21,118	364,497
Total Basic Materials		3,145,827
Communications - 4.3%
Cisco Systems, Inc.	30,723	1,322,011
Verizon Communications, Inc.	16,096	809,790
AT&T, Inc.	17,095	548,920
Total Communications		2,680,721
Total Common Stocks
(Cost $51,462,138)		61,893,029

MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[1]	1,009,545	1,009,545
Total Money Market Fund
(Cost $1,009,545)		1,009,545
Total Investments - 99.9%
(Cost $52,471,683)		$62,902,574
Other Assets & Liabilities, net - 0.1%		36,324
Total Net Assets - 100.0%		$62,938,898

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2018.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$61,893,029	$—	$—	$61,893,029
Money Market Fund	1,009,545	—	—	1,009,545
Total Assets	$62,902,574	$—	$—	$62,902,574

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 2.2%
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	1,302,292	$33,560,068
Guggenheim Strategy Fund II1	584,598	14,609,093
Guggenheim Strategy Fund III[1]	483,045	12,071,303
Guggenheim Strategy Fund I1	407,164	10,195,385
Total Mutual Funds
(Cost $70,740,214)		70,435,849

MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[2]	47,757,785	47,757,785
Total Money Market Fund
(Cost $47,757,785)		47,757,785

	Face Amount~
ASSET-BACKED SECURITIES†† - 39.9%
Collateralized Loan Obligations - 32.2%
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.02% (3 Month USD LIBOR + 0.68%) due 02/17/26[3,4]	61,500,000	61,477,971
2018-2A, 3.64% (3 Month USD LIBOR + 1.30%) due 02/17/26[3,4]	5,000,000	4,999,515
KVK CLO Ltd.
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%) due 05/20/29[3,4]	30,100,000	30,098,056
2018-1A, 3.03% (3 Month USD LIBOR + 0.70%) due 05/20/29[3,4]	6,250,000	6,249,643
2017-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/15/26[3,4]	5,600,000	5,599,161
2017-2A, 3.53% (3 Month USD LIBOR + 1.18%) due 07/15/26[3,4]	5,000,000	4,999,309
2017-2A, 4.90% (3 Month USD LIBOR + 2.55%) due 07/15/26[3,4]	1,000,000	1,001,078
2013-1A, due 01/15/28[3,5]	750,000	355,466
BSL CLO Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 0.97%) due 07/17/28[3,4]	24,930,000	24,936,233
2018-1A, 3.34% (3 Month USD LIBOR + 0.95%) due 07/17/28[3,4]	15,770,000	15,771,577
ALM XII Ltd.
2018-12A, 2.98% (3 Month USD LIBOR + 0.89%) due 04/16/27[3,4]	35,000,000	35,009,604
2018-12A, 3.44% (3 Month USD LIBOR + 1.35%) due 04/16/27[3,4]	3,000,000	2,994,341
Ladder Capital Commercial Mortgage
2017-FL1, 2.95% (1 Month USD LIBOR + 0.88%) due 09/15/34[3,4]	34,400,000	34,291,038
Figueroa CLO Ltd.
2018-2A, 2.92% (3 Month USD LIBOR + 0.85%) due 06/20/27[3,4]	31,470,000	31,438,530
2018-2A, 3.83% (3 Month USD LIBOR + 0.60%) due 06/20/27[3,4]	1,000,000	1,000,000
Flagship CLO VIII Ltd.
2018-8A, 3.19% (3 Month USD LIBOR + 0.85%) due 01/16/26[3,4]	21,150,000	21,150,000
2018-8A, 3.74% (3 Month USD LIBOR + 1.40%) due 01/16/26[3,4]	9,650,000	9,650,000
MP CLO VIII Ltd.
2018-2A, 3.27% (3 Month USD LIBOR + 0.91%) due 10/28/27[3,4]	30,300,000	30,247,684
Golub Capital Partners Clo 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[3,4]	29,300,000	29,302,816
TICP CLO II-2 Ltd.
2018-IIA, 3.74% (3 Month USD LIBOR + 0.84%) due 04/20/28[3,4]	28,950,000	28,868,309

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Collateralized Loan Obligations - 32.2% (continued)
Venture XII CLO Ltd.
2018-12A, 3.12% (3 Month USD LIBOR + 0.80%) due 02/28/26[3,4]	23,000,000	$22,897,436
2018-12A, 3.52% (3 Month USD LIBOR + 1.20%) due 02/28/26[3,4]	5,100,000	5,069,189
Shackleton CLO Ltd.
2017-8A, 3.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[3,4]	23,000,000	22,996,996
2016-7A, 4.30% (3 Month USD LIBOR + 1.95%) due 04/15/27[3,4]	4,250,000	4,248,713
West CLO Ltd.
2017-1A, 3.28% (3 Month USD LIBOR + 0.92%) due 07/18/26[3,4]	24,000,000	23,967,588
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.89% (3 Month USD LIBOR + 1.55%) due 11/15/29[3,4]	23,800,000	23,802,037
Telos CLO Ltd.
2017-6A, 3.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[3,4]	19,900,000	19,823,102
CIFC Funding Ltd.
2017-3A, 3.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[3,4]	14,500,000	14,500,429
2017-4A, 3.73% (3 Month USD LIBOR + 1.38%) due 10/17/26[3,4]	5,000,000	5,005,452
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 4.39% (3 Month USD LIBOR + 2.05%) due 12/15/28[3,4]	17,000,000	17,081,116
BSPRT Issuer Ltd.
2017-FL2, 2.89% (1 Month USD LIBOR + 0.82%) due 10/15/34[3,4]	13,500,000	13,495,158
2017-FL1, 3.42% (1 Month USD LIBOR + 1.35%) due 06/15/27[3,4]	2,700,000	2,701,859
Mountain View CLO Ltd.
2018-1A, 2.90% (3 Month USD LIBOR + 0.80%) due 10/15/26[3,4]	16,000,000	15,976,000
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.15% (3 Month USD LIBOR + 0.78%) due 04/27/27[3,4]	15,950,000	15,899,472
BlueMountain CLO Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 0.93%) due 07/20/26[3,4]	14,995,000	14,999,936
TICP CLO III-2 Ltd.
2018-3R, 3.20% (3 Month USD LIBOR + 0.84%) due 04/20/28[3,4]	14,800,000	14,800,071
Venture XVI CLO Ltd.
2018-16A, 3.20% (3 Month USD LIBOR + 0.85%) due 01/15/28[3,4]	14,550,000	14,532,245
Hunt CRE Ltd.
2017-FL1, 3.07% (1 Month USD LIBOR + 1.00%) due 08/15/34[3,4]	14,600,000	14,529,987
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 2.82% (1 Month USD LIBOR + 0.75%) due 02/15/35[3,4]	14,000,000	13,993,477
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%) due 04/15/31[3,4]	13,450,000	13,412,955
Vibrant CLO III Ltd.
2016-3A, 3.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[3,4]	8,800,000	8,803,162
2016-3A, 4.41% (3 Month USD LIBOR + 2.05%) due 04/20/26[3,4]	4,000,000	3,998,628
Marathon CLO V Ltd.
2017-5A, 3.20% (3 Month USD LIBOR + 0.87%) due 11/21/27[3,4]	12,000,000	11,952,110

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Collateralized Loan Obligations - 32.2% (continued)
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.15% (3 Month USD LIBOR + 0.83%) due 11/17/27[3,4]	12,000,000	$11,937,988
GPMT Ltd.
2018-FL1, 2.99% (1 Month USD LIBOR + 0.90%) due 11/21/35[3,4]	11,900,000	11,877,842
BDS
2018-FL1, 2.92% (1 Month USD LIBOR + 0.85%) due 01/15/35[3,4]	11,800,000	11,790,055
Vibrant CLO II Ltd.
2017-2A, 3.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[3,4]	5,904,122	5,904,294
2017-2A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/24/24[3,4]	4,850,000	4,851,331
AIMCO CLO Series
2018-AA, 3.20% (3 Month USD LIBOR + 0.85%) due 01/15/28[3,4]	8,000,000	7,990,172
2017-AA, 3.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[3,4]	2,200,000	2,199,674
Venture XVII CLO Ltd.
2018-17A, 3.23% (3 Month USD LIBOR + 0.88%) due 04/15/27[3,4]	9,100,000	9,079,569
Golub Capital Partners CLO Ltd.
2016-33A, 4.81% (3 Month USD LIBOR + 2.48%) due 11/21/28[3,4]	9,000,000	9,007,092
Ares XXXIII CLO Ltd.
2016-1A, 3.67% (3 Month USD LIBOR + 1.35%) due 12/05/25[3,4]	8,800,000	8,823,249
Crown Point CLO III Ltd.
2017-3A, 3.26% (3 Month USD LIBOR + 0.91%) due 12/31/27[3,4]	8,670,000	8,658,977
Monroe Capital CLO Ltd.
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[3,4]	8,100,000	8,095,636
VMC Finance LLC
2018-FL1, 2.89% (1 Month USD LIBOR + 0.82%) due 04/15/35[3,4]	8,110,035	8,088,217
Resource Capital Corporation Ltd.
2017-CRE5, 2.87% (1 Month USD LIBOR + 0.80%) due 07/15/34[3,4]	8,051,638	8,051,632
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 5.06% (3 Month USD LIBOR + 2.70%) due 12/22/28[3,4]	8,000,000	8,027,905
OCP CLO Ltd.
2017-8A, 3.20% (3 Month USD LIBOR + 0.85%) due 04/17/27[3,4]	6,000,000	5,998,849
2016-2A, 4.33% (3 Month USD LIBOR + 2.00%) due 11/22/25[3,4]	2,000,000	2,003,249
NXT Capital CLO LLC
2017-1A, 4.06% (3 Month USD LIBOR + 1.70%) due 04/20/29[3,4]	7,700,000	7,719,144
Seneca Park CLO Limited
2017-1A, 3.85% (3 Month USD LIBOR + 1.50%) due 07/17/26[3,4]	4,000,000	4,003,520
2017-1A, 3.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[3,4]	3,500,000	3,499,501
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 4.14% (3 Month USD LIBOR + 1.78%) due 07/20/29[3,4]	7,500,000	7,490,918
Woodmont Trust
2017-3A, 4.08% (3 Month USD LIBOR + 1.73%) due 10/18/29[3,4]	4,700,000	4,714,897

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Collateralized Loan Obligations - 32.2% (continued)
2017-2A, 4.16% (3 Month USD LIBOR + 1.80%) due 07/18/28[3,4]	2,500,000	$2,509,332
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.63% (3 Month USD LIBOR + 1.27%) due 04/20/30[3,4]	6,600,000	6,599,077
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.88% (3 Month USD LIBOR + 2.53%) due 01/15/28[3,4]	6,500,000	6,518,736
A Voce CLO Ltd.
2017-1A, 3.51% (3 Month USD LIBOR + 1.16%) due 07/15/26[3,4]	6,400,000	6,399,016
Avery Point V CLO Ltd.
2017-5A, 3.33% (3 Month USD LIBOR + 0.98%) due 07/17/26[3,4]	6,300,000	6,296,715
Venture XIX CLO Ltd.
2016-19A, 4.35% (3 Month USD LIBOR + 2.00%) due 01/15/27[3,4]	6,100,000	6,098,222
Jamestown CLO III Ltd.
2017-3A, 3.49% (3 Month USD LIBOR + 1.14%) due 01/15/26[3,4]	5,772,150	5,771,823
Northwoods Capital Ltd.
2017-14A, 3.66% (3 Month USD LIBOR + 1.30%) due 11/12/25[3,4]	5,700,000	5,681,892
Cent CLO LP
2017-21A, 3.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[3,4]	5,500,000	5,500,071
AMMC CLO 15 Ltd.
2016-15A, 3.68% (3 Month USD LIBOR + 1.35%) due 12/09/26[3,4]	5,400,000	5,412,346
ACIS CLO Ltd.
2014-4A, 3.78% (3 Month USD LIBOR + 1.42%) due 05/01/26[3,4]	4,000,000	4,000,156
2013-1A, 3.23% (3 Month USD LIBOR + 0.87%) due 04/18/24[3,4]	1,306,867	1,306,768
Galaxy XVIII CLO Ltd.
2017-18A, 3.52% (3 Month USD LIBOR + 1.17%) due 10/15/26[3,4]	5,300,000	5,299,109
Cent CLO 20 Ltd.
2017-20A, 3.99% (3 Month USD LIBOR + 1.63%) due 01/25/26[3,4]	3,250,000	3,253,720
2017-20A, 3.46% (3 Month USD LIBOR + 1.10%) due 01/25/26[3,4]	2,023,394	2,023,232
OZLM IX Ltd.
2017-9A, 4.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[3,4]	5,100,000	5,099,125
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[3,4]	5,100,000	5,089,885
Regatta V Funding Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 1.16%) due 10/25/26[3,4]	4,900,000	4,899,325
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.06% (3 Month USD LIBOR + 1.70%) due 07/25/29[3,4]	4,700,000	4,711,154
Symphony CLO XIV Ltd.
2017-14A, 4.20% (3 Month USD LIBOR + 1.85%) due 07/14/26[3,4]	4,700,000	4,699,045
PFP Ltd.
2017-3, 3.12% (1 Month USD LIBOR + 1.05%) due 01/14/35[3,4]	4,424,819	4,426,230
Newstar Commercial Loan Funding LLC
2017-1A, 4.70% (3 Month USD LIBOR + 2.50%) due 03/20/27[3,4]	3,000,000	3,022,929

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Collateralized Loan Obligations - 32.2% (continued)
2016-1A, 6.08% (3 Month USD LIBOR + 3.75%) due 02/25/28[3,4]	1,000,000	$1,003,616
TCP Waterman CLO Ltd.
2016-1A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[3,4]	4,000,000	4,020,824
Cerberus Loan Funding XVI, LP
2016-2A, 4.40% (3 Month USD LIBOR + 2.05%) due 11/15/27[3,4]	4,000,000	4,019,801
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[3]	4,000,000	4,000,432
WhiteHorse VI Ltd.
2016-1A, 4.26% (3 Month USD LIBOR + 1.90%) due 02/03/25[3,4]	4,000,000	3,999,596
FS Senior Funding Ltd.
2015-1A, 4.99% (3 Month USD LIBOR + 2.65%) due 05/28/25[3,4]	2,000,000	2,002,148
2015-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/28/25[3,4]	2,000,000	1,996,587
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 4.23% (3 Month USD LIBOR + 1.90%) due 10/10/26[3,4]	2,750,000	2,750,610
2015-6A, 5.03% (3 Month USD LIBOR + 2.70%) due 10/10/26[3,4]	1,000,000	1,000,091
OZLM VIII Ltd.
2017-8A, 3.48% (3 Month USD LIBOR + 1.13%) due 10/17/26[3,4]	3,750,000	3,749,374
Cent CLO Ltd.
2013-19A, 3.69% (3 Month USD LIBOR + 1.33%) due 10/29/25[3,4]	3,607,210	3,608,875
Northwoods Capital XII-B Ltd.
2018-12BA, 3.09% (3 Month USD LIBOR + 0.75%) due 06/15/31[3,4]	3,500,000	3,499,742
Marathon CLO VII Ltd.
2017-7A, 4.01% (3 Month USD LIBOR + 1.65%) due 10/28/25[3,4]	3,000,000	3,004,223
Northwoods Capital XIV Ltd.
2017-14A, 4.06% (3 Month USD LIBOR + 1.70%) due 11/12/25[3,4]	3,000,000	3,000,641
Regatta IV Funding Ltd.
2017-1A, 3.38% (3 Month USD LIBOR + 1.02%) due 07/25/26[3,4]	3,000,000	2,999,480
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[3]	3,000,000	2,966,469
Flagship VII Ltd.
2017-7A, 3.48% (3 Month USD LIBOR + 1.12%) due 01/20/26[3,4]	2,828,024	2,828,007
ALM VI Ltd.
2018-6A, 3.75% (3 Month USD LIBOR + 1.40%) due 07/15/26[3,4]	2,700,000	2,694,600
AMMC CLO XV Ltd.
2016-15A, 4.23% (3 Month USD LIBOR + 1.90%) due 12/09/26[3,4]	2,400,000	2,403,414
KKR CLO 15 Ltd.
2016-15, 3.92% (3 Month USD LIBOR + 1.56%) due 10/18/28[3,4]	2,300,000	2,305,980
Garrison Funding Ltd.
2016-2A, 4.53% (3 Month USD LIBOR + 2.20%) due 09/29/27[3,4]	2,000,000	2,009,885
OHA Loan Funding Ltd.
2017-1A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[3,4]	2,000,000	2,002,065
OZLM Funding II Ltd.
2016-2A, 5.11% (3 Month USD LIBOR + 2.75%) due 10/30/27[3,4]	2,000,000	1,999,818

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Collateralized Loan Obligations - 32.2% (continued)
Regatta III Funding Ltd.
2017-1A, 3.40% (3 Month USD LIBOR + 1.05%) due 04/15/26[3,4]	2,000,000	$1,999,769
Madison Park Funding XVI Ltd.
2016-16A, 4.26% (3 Month USD LIBOR + 1.90%) due 04/20/26[3,4]	2,000,000	1,999,472
Denali Capital CLO X LLC
2017-1A, 3.41% (3 Month USD LIBOR + 1.05%) due 10/26/27[3,4]	2,000,000	1,998,693
Oaktree CLO Ltd.
2017-1A, 3.23% (3 Month USD LIBOR + 0.87%) due 10/20/27[3,4]	2,000,000	1,992,207
Recette CLO Ltd.
2017-1A, 3.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[3,4]	2,000,000	1,988,817
Madison Park Funding XIV Ltd.
2017-14A, 3.91% (3 Month USD LIBOR + 1.55%) due 07/20/26[3,4]	1,600,000	1,601,471
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,5]	1,500,000	1,422,427
LCM XXII Ltd.
2016-22A, 3.63% (3 Month USD LIBOR + 1.28%) due 10/20/28[3,4]	1,341,667	1,341,523
Symphony CLO XII Ltd.
2017-12A, 3.85% (3 Month USD LIBOR + 1.50%) due 10/15/25[3,4]	1,250,000	1,251,019
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,5]	1,000,000	865,000
Treman Park CLO Ltd.
2015-1A, due 04/20/27[3,5]	1,000,000	859,835
Venture VII CDO Ltd.
2006-7A, 2.59% (3 Month USD LIBOR + 0.23%) due 01/20/22[3,4]	781,462	781,468
Cereberus ICQ Levered LLC
2015-1A, 4.40% (3 Month USD LIBOR + 2.05%) due 11/06/25[3,4]	539,646	539,677
LMREC, Inc.
2016-CRE2, 3.78% (1 Month USD LIBOR + 1.70%) due 11/24/31[3,4]	534,000	536,670
Halcyon Loan Advisors Funding Ltd.
2012-1A, 5.34% (3 Month USD LIBOR + 3.00%) due 08/15/23[3,4]	500,000	499,968
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,6]	500,000	59,980
Babson CLO Ltd.
2012-2A, due 05/15/23[3,5]	750,000	30,245
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,5]	500,000	16,630
Total Collateralized Loan Obligations		1,046,010,217
Transport-Aircraft - 3.1%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	11,850,000	11,904,502
2017-1, 3.97% due 07/15/42	5,318,962	5,278,699
2015-1A, 4.70% due 12/15/40[3]	3,564,934	3,598,979
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	12,271,640	12,326,792
2016-1A, 4.88% due 03/17/36[3]	3,872,140	3,953,681
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[3]	14,197,917	14,320,952
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	11,975,000	11,871,876
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	9,378,400	9,417,095
AASET Trust
2017-1A, 3.97% due 05/16/42[3]	7,272,800	7,262,054

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Transport-Aircraft - 3.1% (continued)
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	6,242,796	$6,284,642
Raspro Trust
2005-1A, 2.98% (3 Month USD LIBOR + 0.63%) due 03/23/24[3,4]	4,476,400	4,340,362
2005-1A, 2.72% (3 Month USD LIBOR + 0.40%) due 03/23/24[3,4]	1,381,740	1,374,557
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	3,416,625	3,422,341
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[3]	1,934,919	1,933,258
AASET US Ltd.
2018-1A, 3.84% due 01/16/38[3]	1,297,478	1,287,687
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	1,129,331	1,135,823
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[3]	1,063,461	1,054,683
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	781,580	753,549
Rise Ltd.
2014-1A, 4.75% due 02/12/39	280,250	278,003
Total Transport-Aircraft		101,799,535
Transport-Container - 1.5%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[3]	14,292,988	13,971,570
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[3]	8,940,941	8,973,032
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[3]	7,624,583	7,483,997
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[3]	6,960,000	6,934,690
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[3]	5,280,458	5,247,241
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[3]	2,568,500	2,519,061
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[3]	2,136,333	2,100,343
Total Transport-Container		47,229,934
Net Lease - 1.0%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[3]	16,702,833	16,662,867
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[3]	10,530,583	10,398,951
2015-1A, 3.75% due 04/20/45[3]	1,771,500	1,741,005
STORE Master Funding LLC
2013-1A, 4.16% due 03/20/43[3]	2,275,456	2,269,934
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[3]	1,000,000	988,811
Total Net Lease		32,061,568
Automotive - 0.6%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[3]	9,700,000	9,594,337
2017-1A, 2.96% due 10/25/21[3]	3,300,000	3,259,129
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[3]	4,500,000	4,382,133
2016-2A, 2.95% due 03/25/22[3]	2,000,000	1,971,637
Total Automotive		19,207,236
Whole Business - 0.6%
Domino's Pizza Master Issuer LLC
2017-1A, 3.61% (3 Month USD LIBOR + 1.25%) due 07/25/47[3,4]	5,210,625	5,221,880
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[3]	5,075,514	5,042,219
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	3,447,500	3,559,440
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[3]	3,310,882	3,310,021
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[3]	1,083,197	1,075,963

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Whole Business - 0.6% (continued)
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[3]	396,788	$395,231
Total Whole Business		18,604,754
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	11,650,000	11,159,320
2016-3A, 3.85% due 10/28/33[3]	1,500,000	1,482,317
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[3]	3,326,164	3,312,361
Putnam Structured Product Funding Ltd.
2003-1A, 3.07% (1 Month USD LIBOR + 1.00%) due 10/15/38[3,4]	1,506,156	1,489,609
H2 Asset Funding Ltd.
2014-1A, 3.99% due 03/19/37	395,584	397,886
Total Collateralized Debt Obligations		17,841,493
Infrastructure - 0.4%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[3]	7,500,000	7,500,375
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[3]	3,189,333	3,190,556
SBA Tower Trust
2014-1A, 2.90% due 10/08/19[3]	1,725,000	1,714,068
Total Infrastructure		12,404,999
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[3]	1,675,157	1,651,401
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	464,250	467,835
Total Asset-Backed Securities
(Cost $1,300,103,236)		1,297,278,972

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.4%
Residential Mortgage Backed Securities - 21.2%
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[3,4]	44,200,718	43,075,049
2017-5, 2.69% (1 Month USD LIBOR + 0.60%) due 02/25/57[3,4]	31,362,491	31,391,549
2018-2, 3.25% (WAC) due 03/25/58[3,4]	30,870,739	30,553,947
2018-1, 3.00% (WAC) due 01/25/58[3,4]	6,667,956	6,565,424
2017-1, 2.75% (WAC) due 10/25/56[3,4]	5,116,834	5,009,541
2016-1, 2.75% (WAC) due 02/25/55[3,4]	1,443,155	1,425,556
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[3,4]	41,491,324	41,320,820
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	40,000,000	40,023,548
2017-2, 3.98% (1 Month USD LIBOR + 2.00%) due 12/25/57[3,4]	3,994,894	4,045,076
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.30% (1 Month USD LIBOR + 0.21%) due 02/25/37[4]	22,417,920	22,035,883
2008-BC4, 2.72% (1 Month USD LIBOR + 0.63%) due 11/25/37[4]	17,496,156	17,396,130
2006-BC4, 2.26% (1 Month USD LIBOR + 0.17%) due 12/25/36[4]	2,132,770	2,059,099
2006-BC3, 2.25% (1 Month USD LIBOR + 0.16%) due 10/25/36[4]	2,116,951	1,884,930
2007-BC1, 2.22% (1 Month USD LIBOR + 0.13%) due 02/25/37[4]	414,999	409,422
Soundview Home Loan Trust
2006-OPT5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[4]	25,965,959	25,167,485
2006-1, 2.39% (1 Month USD LIBOR + 0.30%) due 02/25/36[4]	9,939,298	9,948,706

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.4% (continued)
Residential Mortgage Backed Securities - 21.2% (continued)
2005-OPT3, 2.56% (1 Month USD LIBOR + 0.47%) due 11/25/35[4]	4,000,000	$3,982,138
2003-1, 5.47% (1 Month USD LIBOR + 3.38%) due 08/25/31[4]	83,818	83,617
Saxon Asset Securities Trust
2007-3, 2.40% (1 Month USD LIBOR + 0.31%) due 09/25/47[4]	31,473,126	30,851,674
Home Equity Loan Trust
2007-FRE1, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[4]	26,562,279	24,961,272
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	21,473,247	21,445,571
2017-5A, 3.59% (1 Month USD LIBOR + 1.50%) due 06/25/57[3,4]	2,718,225	2,791,015
American Home Mortgage Investment Trust
2006-3, 2.45% (1 Month USD LIBOR + 0.36%) due 12/25/46[4]	10,607,575	10,295,100
2006-1, 2.37% (1 Month USD LIBOR + 0.28%) due 03/25/46[4]	8,126,628	7,833,577
Countrywide Asset-Backed Certificates
2007-8, 2.28% (1 Month USD LIBOR + 0.19%) due 11/25/37[4]	10,890,158	10,299,558
2006-6, 2.26% (1 Month USD LIBOR + 0.17%) due 09/25/36[4]	5,304,349	5,195,037
2006-5, 2.38% (1 Month USD LIBOR + 0.29%) due 08/25/36[4]	2,219,467	2,179,469
NovaStar Mortgage Funding Trust Series
2007-2, 2.29% (1 Month USD LIBOR + 0.20%) due 09/25/37[4]	17,003,823	16,451,186
CIT Mortgage Loan Trust
2007-1, 3.44% (1 Month USD LIBOR + 1.35%) due 10/25/37[3,4]	14,483,953	14,605,939
2007-1, 3.54% (1 Month USD LIBOR + 1.45%) due 10/25/37[3,4]	1,031,796	1,038,796
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.23% (1 Month USD LIBOR + 0.14%) due 11/25/36[4]	10,507,427	10,166,131
2006-HE3, 2.45% (1 Month USD LIBOR + 0.36%) due 04/25/36[4]	4,000,000	3,973,188
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.48% (1 Year CMT Rate + 0.92%) due 06/25/46[4]	14,777,863	13,826,006
Banc of America Funding Trust
2015-R2, 2.35% (1 Month USD LIBOR + 0.26%) due 04/29/37[3,4]	10,278,000	9,987,520
2015-R4, 2.13% (1 Month USD LIBOR + 0.17%) due 01/27/35[3,4]	3,655,636	3,476,347
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Ser
2005-R10, 2.52% (1 Month USD LIBOR + 0.43%) due 01/25/36[4]	12,500,000	12,518,677
GCAT LLC
2018-1, 3.84% due 06/25/48[3]	12,080,896	12,072,702
LSTAR Securities Investment Ltd.
2018-1A, 3.98% due 04/01/21†††,7	7,293,956	7,278,274
2017-6, 3.73% (1 Month USD LIBOR + 1.75%) due 09/01/22[3,4]	3,167,009	3,167,009

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.4% (continued)
Residential Mortgage Backed Securities - 21.2% (continued)
Alternative Loan Trust
2007-OA7, 2.23% (1 Month USD LIBOR + 0.14%) due 05/25/47[4]	9,954,444	$9,603,584
Morgan Stanley Home Equity Loan Trust
2006-2, 2.37% (1 Month USD LIBOR + 0.28%) due 02/25/36[4]	9,432,712	9,416,868
JP Morgan Mortgage Acquisition Trust
2006-HE2, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[4]	8,775,764	8,680,000
LSTAR Securities Investment Trust
2018-2, 3.48% (1 Month USD LIBOR + 1.50%) due 04/01/23[3,4]	8,354,025	8,356,949
RASC Series Trust
2006-EMX4, 2.32% (1 Month USD LIBOR + 0.23%) due 06/25/36[4]	8,500,000	8,291,811
FirstKey Master Funding
2017-R1, 2.22% (1 Month USD LIBOR + 0.22%) due 11/03/41[3,4]	6,500,000	6,360,250
2017-R1, 2.22% (1 Month USD LIBOR + 0.22%) due 11/03/41†††,3,4	1,611,480	1,610,980
Nationstar Home Equity Loan Trust
2007-B, 2.31% (1 Month USD LIBOR + 0.22%) due 04/25/37[4]	7,953,155	7,826,196
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 3.94% (1 Month USD LIBOR + 1.85%) due 10/25/27[4]	4,864,235	4,955,256
2014-DN1, 4.29% (1 Month USD LIBOR + 2.20%) due 02/25/24[4]	2,431,370	2,500,197
First NLC Trust
2005-4, 2.48% (1 Month USD LIBOR + 0.39%) due 02/25/36[4]	7,411,171	7,387,861
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.58% (1 Month USD LIBOR + 0.49%) due 10/25/35[4]	7,250,000	7,253,502
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.04% (1 Month USD LIBOR + 0.95%) due 06/25/35[4]	7,025,000	7,028,180
Structured Asset Investment Loan Trust
2006-3, 2.24% (1 Month USD LIBOR + 0.15%) due 06/25/36[4]	6,021,957	5,830,471
2005-2, 2.83% (1 Month USD LIBOR + 0.74%) due 03/25/35[4]	746,764	747,925
2005-1, 2.81% (1 Month USD LIBOR + 0.72%) due 02/25/35[3,4]	339,433	339,955
FBR Securitization Trust
2005-2, 2.84% (1 Month USD LIBOR + 0.75%) due 09/25/35[4]	6,750,000	6,760,095
Fannie Mae Connecticut Avenue Securities
2016-C01, 4.04% (1 Month USD LIBOR + 1.95%) due 08/25/28[4]	3,503,700	3,518,608
2016-C02, 4.24% (1 Month USD LIBOR + 2.15%) due 09/25/28[4]	2,859,198	2,875,847
Bayview Opportunity Master Fund IVa Trust
2018-RN3, 3.67% due 03/28/33[3]	6,364,691	6,353,649

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.4% (continued)
Residential Mortgage Backed Securities - 21.2% (continued)
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[3,4]	5,843,725	$5,807,518
CSMC Series
2015-12R, 2.46% (1 Month USD LIBOR + 0.50%) due 11/30/37[3,4]	5,347,875	5,329,972
2014-2R, 2.16% (1 Month USD LIBOR + 0.20%) due 02/27/46[3,4]	297,773	281,326
New Residential Mortgage Trust
2018-1A, 4.00% (WAC) due 12/25/57[3,4]	5,372,580	5,406,728
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 2.81% (1 Month USD LIBOR + 0.72%) due 07/25/34[4]	5,059,281	5,084,615
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 2.28% (1 Month USD LIBOR + 0.19%) due 12/25/36[4]	4,772,664	4,746,481
GSAMP Trust
2002-HE2, 3.12% (1 Month USD LIBOR + 1.04%) due 10/20/32[3,4]	4,351,120	4,377,376
2005-HE6, 2.53% (1 Month USD LIBOR + 0.44%) due 11/25/35[4]	289,006	289,767
GSMSC Resecuritization Trust
2015-5R, 4.11% (1 Month USD LIBOR + 0.14%) due 02/26/37[3,4]	2,450,002	2,330,730
2015-7R, 2.13% (1 Month USD LIBOR + 0.15%) due 09/26/37[3,4]	2,343,287	2,236,004
HarborView Mortgage Loan Trust
2006-14, 2.23% (1 Month USD LIBOR + 0.15%) due 01/25/47[4]	4,089,237	3,886,208
HSI Asset Securitization Corporation Trust
2005-OPT1, 2.72% (1 Month USD LIBOR + 0.63%) due 11/25/35[4]	2,421,640	2,416,714
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 3.11% (1 Month USD LIBOR + 1.02%) due 04/25/35[4]	2,000,000	1,989,075
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.38% (1 Month USD LIBOR + 0.29%) due 01/25/36[4]	1,809,217	1,789,825
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[3,4]	1,731,885	1,730,363
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.27% (1 Month USD LIBOR + 0.18%) due 04/25/35[4]	1,661,086	1,659,171
Ellington Loan Acquisition Trust
2007-2, 3.04% (1 Month USD LIBOR + 0.95%) due 05/25/37[3,4]	1,597,035	1,598,693
First Franklin Mortgage Loan Trust
2004-FF10, 3.37% (1 Month USD LIBOR + 1.28%) due 07/25/34[4]	1,535,950	1,557,264
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.39% (1 Month USD LIBOR + 0.30%) due 04/25/36[4]	1,610,047	1,520,020
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.47% (1 Month USD LIBOR + 0.38%) due 12/25/35[4]	1,500,000	1,469,198

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.4% (continued)
Residential Mortgage Backed Securities - 21.2% (continued)
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.34% (1 Month USD LIBOR + 0.25%) due 12/25/35[4]	1,371,701	$1,365,902
Bayview Opportunity Master Fund IVb Trust
2017-RPL1, 3.10% due 07/28/32[3]	1,300,301	1,298,088
Nomura Resecuritization Trust
2015-4R, 1.41% (1 Month USD LIBOR + 0.43%) due 03/26/36[3,4]	1,281,078	1,233,755
Encore Credit Receivables Trust
2005-4, 2.53% (1 Month USD LIBOR + 0.44%) due 01/25/36[4]	1,000,923	998,289
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	849,283	855,954
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[3]	633,872	633,805
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	415,895	439,071
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[3]	351,307	350,924
Bayview Opportunity Master Fund IIIb Trust
2017-RN3, 3.23% due 05/28/32[3]	264,212	264,162
First Frankin Mortgage Loan Trust
2006-FF4, 2.34% (1 Month USD LIBOR + 0.19%) due 03/25/36[4]	235,558	233,697
BCAP LLC
2014-RR3, 2.07% (WAC) due 10/26/36[3,4]	145,836	145,121
Morgan Stanley Re-REMIC Trust
2010-R5, 3.63% due 06/26/36[3]	139,682	122,956
Accredited Mortgage Loan Trust
2007-1, 2.22% (1 Month USD LIBOR + 0.13%) due 02/25/37[4]	102,140	101,759
Total Residential Mortgage Backed Securities		690,040,683
Commercial Mortgage Backed Securities - 3.9%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.95% (1 Month USD LIBOR + 0.75%) due 12/15/34[3,4]	9,000,000	9,003,245
2016-C37, 1.17% (WAC) due 12/15/49[4,15]	38,208,160	2,014,342
2017-C38, 1.23% (WAC) due 07/15/50[4,15]	25,832,466	1,850,369
2016-C32, 1.49% (WAC) due 01/15/59[4,15]	22,871,394	1,704,248
2015-LC22, 1.03% (WAC) due 09/15/58[4,15]	24,219,421	1,142,089
2017-C42, 1.05% (WAC) due 12/15/50[4,15]	14,971,131	1,017,526
2017-RB1, 1.44% (WAC) due 03/15/50[4,15]	9,957,738	865,651
2016-NXS5, 1.70% (WAC) due 01/15/59[4,15]	6,850,469	524,791
BHMS Mortgage Trust
2014-ATLS, 4.24% due 07/05/33[3]	15,000,000	15,018,944
2014-ATLS, 3.48% (1 Month USD LIBOR + 1.50%) due 07/05/33[3,4]	1,300,000	1,300,745
Hospitality Mortgage Trust
2017-HIT, 2.88% (1 Month USD LIBOR + 0.85%) due 05/08/30[3,4]	15,500,000	15,500,660
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% (WAC) due 12/15/34[3,4]	6,353,165	6,281,219
2015-NRF, 3.47% (1 Month USD LIBOR + 1.30%) due 12/15/34[3,4]	286,710	286,800

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.4% (continued)
Commercial Mortgage Backed Securities - 3.9% (continued)
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[3]	3,500,000	$3,735,899
2010-ARTA, 6.81% due 01/14/29[3]	2,605,000	2,759,620
GS Mortgage Securities Corporation Trust
2017-STAY, 2.92% (1 Month USD LIBOR + 0.85%) due 07/15/32[3,4]	2,800,000	2,802,287
2017-STAY, 3.17% (1 Month USD LIBOR + 1.10%) due 07/15/32[3,4]	2,300,000	2,310,130
JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.17% (WAC) due 03/15/50[4,15]	57,646,844	3,738,738
2016-C2, 1.85% (WAC) due 06/15/49[4,15]	8,841,507	742,105
COMM Mortgage Trust
2015-CR24, 0.95% (WAC) due 08/10/48[4,15]	66,315,276	3,013,545
2018-COR3, 0.59% (WAC) due 05/10/51[4,15]	35,694,962	1,356,259
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.29% (WAC) due 02/15/50[4,15]	33,625,094	2,410,634
2016-UB10, 2.15% (WAC) due 07/15/49[4,15]	19,161,208	1,924,640
DBJPM Mortgage Trust
2017-C6, 1.18% (WAC) due 06/10/50[4,15]	62,887,566	4,150,152
BANK
2017-BNK7, 0.96% (WAC) due 09/15/60[4,15]	35,029,404	1,912,802
2017-BNK4, 1.61% (WAC) due 05/15/50[4,15]	14,267,718	1,288,111
2017-BNK6, 1.01% (WAC) due 07/15/60[4,15]	15,508,443	886,258
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.14% (WAC) due 10/05/31[3,4]	3,000,000	2,920,992
2014-CBM, 4.02% (1 Month USD LIBOR + 1.95%) due 10/15/29[3,4]	1,100,000	1,099,999
BENCHMARK Mortgage Trust
2018-B2, 0.57% (WAC) due 02/15/51[4,15]	124,138,325	3,801,575
UBS Commercial Mortgage Trust
2017-C2, 1.30% (WAC) due 08/15/50[4,15]	32,995,023	2,505,768
2017-C5, 1.18% (WAC) due 11/15/50[4,15]	14,047,499	939,137
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.16% (WAC) due 12/15/47[4]	36,419,871	1,975,195
2017-C34, 0.97% (WAC) due 11/15/52[4,15]	24,744,365	1,400,929
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.26% (WAC) due 03/15/50[4,15]	47,979,070	3,112,201
Citigroup Commercial Mortgage Trust
2017-P7, 1.29% (WAC) due 04/14/50[4,15]	23,215,322	1,744,125
2016-C2, 1.93% (WAC) due 08/10/49[4,15]	6,722,720	743,749
2016-GC37, 1.96% (WAC) due 04/10/49[4,15]	3,797,060	400,803
Morgan Stanley Capital I Trust
2017-H1, 1.61% (WAC) due 06/15/50[4,15]	30,833,609	2,722,700
Bancorp Commercial Mortgage Trust
2018-CR3, 3.32% (1 Month USD LIBOR + 1.25%) due 01/15/33[3,4]	2,200,000	2,203,152
VSD
2017-PLT1 A, 3.60% due 12/25/43	1,922,820	1,921,423
CD Mortgage Trust
2017-CD6, 1.12% (WAC) due 11/13/50[4,15]	14,928,843	933,966
2016-CD1, 1.57% (WAC) due 08/10/49[4,15]	7,004,806	601,966

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.4% (continued)
Commercial Mortgage Backed Securities - 3.9% (continued)
CD Commercial Mortgage Trust
2017-CD4, 1.48% (WAC) due 05/10/50[4,15]	17,205,430	$1,442,226
CGMS Commercial Mortgage Trust
2017-B1, 1.00% (WAC) due 08/15/50[4,15]	22,418,488	1,291,289
JPMBB Commercial Mortgage Securities Trust
2013-C17, 1.01% (WAC) due 01/15/47[4,15]	30,685,793	1,040,460
CSAIL Commercial Mortgage Trust
2016-C6, 1.96% (WAC) due 01/15/49[4,15]	9,904,819	956,676
GS Mortgage Securities Trust
2017-GS6, 1.20% (WAC) due 05/10/50[4,15]	11,570,911	879,120
Americold LLC
2010-ARTA, 4.95% due 01/14/29[3]	840,000	871,766
LSTAR Commercial Mortgage Trust
2014-2, 4.21% (WAC) due 01/20/41[3,4,15]	500,000	497,579
GE Business Loan Trust
2007-1A, 2.24% (1 Month USD LIBOR + 0.17%) due 04/16/35[3,4]	289,723	283,235
Total Commercial Mortgage Backed Securities		125,831,840
Government Agency - 3.3%
Seasoned Credit Risk Transfer Trust
2018-1, 2.00% due 05/25/57	28,232,334	26,712,797
2017-4, 2.50% due 06/25/57	18,981,401	18,490,893
2017-4, 3.50% due 06/25/57	9,491,219	9,326,224
Freddie Mac Multifamily Structured Pass Through Certificates[8]
2018-K074, 3.60% due 02/25/28	14,000,000	14,088,211
2017-KGX1, 3.00% due 10/25/27	14,000,000	13,448,361
2013-K035, 0.54% (WAC) due 08/25/23[4,15]	108,556,969	1,886,579
Fannie Mae[8]
3.01% due 12/01/27	4,600,000	4,431,921
2.99% due 03/01/30	4,000,000	3,784,933
3.13% due 01/01/30	3,050,000	2,931,810
3.23% due 01/01/30	2,981,372	2,903,190
3.12% due 01/01/30	2,979,766	2,871,923
3.21% due 08/01/27	2,188,043	2,153,999
3.17% due 01/01/30	1,700,000	1,634,735
3.22% due 01/01/30	1,300,000	1,256,021
Freddie Mac Seasoned Credit Risk Transfer[8]
2017-3, 3.00% due 07/25/56	952,387	915,210
Total Government Agency		106,836,807
Total Collateralized Mortgage Obligation
(Cost $922,836,437)		922,709,330

CORPORATE BONDS†† - 15.9%
Financial - 11.1%
Station Place Securitization Trust
3.21% (1 Month USD LIBOR + 1.25%) due 11/24/18[3,4]	23,000,000	23,000,002
2.84% (1 Month USD LIBOR + 0.75%) due 08/24/18[3,4]	21,900,000	21,900,000
2.86% (1 Month USD LIBOR + 0.90%) due 07/24/18[3,4]	19,600,000	19,600,000
3.09% (1 Month USD LIBOR + 1.00%) due 03/24/19[3,4]	14,000,000	14,000,000
2.71% (1 Month USD LIBOR + 0.70%) due 06/24/19[3,4]	13,600,000	13,600,000
2.96% (1 Month USD LIBOR + 1.00%) due 08/24/18[3,4]	6,550,000	6,543,063
Santander UK plc
2.92% (3 Month USD LIBOR + 0.62%) due 06/01/21[4]	30,740,000	30,722,533
Capital One Financial Corp.
3.12% (3 Month USD LIBOR + 0.76%) due 05/12/20[4]	22,900,000	22,996,174
Sumitomo Mitsui Trust Bank Ltd.
2.77% (3 Month USD LIBOR + 0.44%) due 09/19/19[3,4]	14,350,000	14,367,884
3.27% (3 Month USD LIBOR + 0.91%) due 10/18/19[3,4]	7,600,000	7,660,877

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 15.9% (continued)
Financial - 11.1% (continued)
Mitsubishi UFJ Financial Group, Inc.
3.15% (3 Month USD LIBOR + 0.79%) due 07/25/22[4]	14,650,000	$14,712,497
3.39% (3 Month USD LIBOR + 1.06%) due 09/13/21[4]	5,990,000	6,075,587
4.18% (3 Month USD LIBOR + 1.88%) due 03/01/21[4]	453,000	468,962
Citizens Bank North America/Providence RI
3.13% (3 Month USD LIBOR + 0.81%) due 05/26/22[4]	12,200,000	12,178,916
2.89% (3 Month USD LIBOR + 0.57%) due 05/26/20[4]	8,050,000	8,072,328
Mizuho Financial Group, Inc.
3.21% (3 Month USD LIBOR + 0.88%) due 09/11/22[4]	16,450,000	16,537,485
3.47% (3 Month USD LIBOR + 1.14%) due 09/13/21[4]	1,500,000	1,522,346
Goldman Sachs Group, Inc.
3.07% (3 Month USD LIBOR + 0.73%) due 12/27/20[4]	15,700,000	15,753,525
3.54% (3 Month USD LIBOR + 1.20%) due 09/15/20[4]	1,000,000	1,015,008
Morgan Stanley
3.16% (3 Month USD LIBOR + 0.80%) due 02/14/20[4]	13,650,000	13,691,387
3.32% (3 Month USD LIBOR + 0.98%) due 06/16/20[4]	1,650,000	1,670,165
3.29% (3 Month USD LIBOR + 0.93%) due 07/22/22[4]	700,000	705,638
Sumitomo Mitsui Banking Corp.
2.70% (3 Month USD LIBOR + 0.35%) due 01/17/20[4]	15,450,000	15,449,677
Svenska Handelsbanken AB
2.80% (3 Month USD LIBOR + 0.47%) due 05/24/21[4]	13,500,000	13,502,970
Credit Agricole S.A.
3.30% (3 Month USD LIBOR + 0.97%) due 06/10/20[3,4]	11,550,000	11,689,940
Assurant, Inc.
3.59% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	9,022,000	9,044,674
JPMorgan Chase & Co.
2.98% (3 Month USD LIBOR + 0.68%) due 06/01/21[4]	8,100,000	8,138,475
Lloyds Bank plc
2.85% (3 Month USD LIBOR + 0.49%) due 05/07/21[4]	8,050,000	8,061,377
Sumitomo Mitsui Financial Group, Inc.
3.31% (3 Month USD LIBOR + 0.97%) due 01/11/22[4]	5,000,000	5,060,663
4.01% (3 Month USD LIBOR + 1.68%) due 03/09/21[4]	1,000,000	1,031,006
3.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[4]	702,000	713,034
Citigroup, Inc.
6.25% [9,10]	5,747,000	5,962,512
UBS Group Funding Switzerland AG
4.13% (3 Month USD LIBOR + 1.78%) due 04/14/21[3,4]	5,700,000	5,884,340
Westpac Banking Corp.
3.19% (3 Month USD LIBOR + 0.85%) due 01/11/22[4]	5,000,000	5,047,943
Bank of America Corp.
2.99% (3 Month USD LIBOR + 0.65%) due 10/01/21[4]	4,200,000	4,214,874
American Equity Investment Life Holding Co.
5.00% due 06/15/27	324,000	316,210
Lincoln Finance Ltd.
7.38% due 04/15/21[3]	100,000	103,237
Enstar Group Ltd.
4.50% due 03/10/22	100,000	99,681
Total Financial		361,114,990
Consumer, Non-cyclical - 3.0%
Express Scripts Holding Co.
3.07% (3 Month USD LIBOR + 0.75%) due 11/30/20[4]	21,875,000	21,888,631
General Mills, Inc.
2.89% (3 Month USD LIBOR + 0.54%) due 04/16/21[4]	20,750,000	20,780,832

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 15.9% (continued)
Consumer, Non-cyclical - 3.0% (continued)
CVS Health Corp.
2.96% (3 Month USD LIBOR + 0.63%) due 03/09/20[4]		8,950,000	$8,984,491
3.05% (3 Month USD LIBOR + 0.72%) due 03/09/21[4]		8,500,000	8,542,848
Kraft Heinz Foods Co.
2.92% (3 Month USD LIBOR + 0.57%) due 02/10/21[4]		16,200,000	16,218,600
Allergan Funding SCS
3.58% (3 Month USD LIBOR + 1.26%) due 03/12/20[4]		11,300,000	11,422,205
Zimmer Biomet Holdings, Inc.
3.08% (3 Month USD LIBOR + 0.75%) due 03/19/21[4]		11,050,000	11,068,631
Total Consumer, Non-cyclical			98,906,238
Energy - 0.8%
Phillips 66
2.92% (3 Month USD LIBOR + 0.60%) due 02/26/21[4]		8,700,000	8,713,518
3.00% (3 Month USD LIBOR + 0.65%) due 04/15/19[3,4]		4,100,000	4,101,815
Equities Corp.
3.08% (3 Month USD LIBOR + 0.77%) due 10/01/20[4]		11,450,000	11,455,896
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[6,11]		390,900	54,726
Total Energy			24,325,955
Communications - 0.6%
Discovery Communications LLC
3.03% (3 Month USD LIBOR + 0.71%) due 09/20/19[4]		11,000,000	11,050,689
Deutsche Telekom International Finance BV
2.93% (3 Month USD LIBOR + 0.58%) due 01/17/20[3,4]		9,400,000	9,435,411
Thomson Reuters Corp.
3.85% due 09/29/24		221,000	217,695
Total Communications			20,703,795
Industrial - 0.3%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[3,4]		7,750,000	7,822,075
Technology - 0.1%
Infor US, Inc.
5.75% due 08/15/20[3]		3,500,000	3,543,750
Basic Materials - 0.0%
Yamana Gold, Inc.
4.95% due 07/15/24		1,116,000	1,114,784
Total Corporate Bonds
(Cost $517,304,358)			517,531,587

FOREIGN GOVERNMENT DEBT†† - 5.0%
Government of Japan
due 09/03/18[12]	JPY	5,055,000,000	45,669,740
due 07/20/18[12]	JPY	207,100,000	1,870,754
due 07/09/18[12]	JPY	203,000,000	1,833,651
Total Government of Japan			49,374,145
Republic of Hungary
due 07/25/18[12]	HUF	10,869,000,000	38,535,195
5.50% due 12/20/18	HUF	1,780,000,000	6,462,457
Total Republic of Hungary			44,997,652
Czech Republic
due 09/07/18[12]	CZK	480,000,000	21,570,858
4.60% due 08/18/18	CZK	468,580,000	21,175,364
Total Czech Republic			42,746,222
State of Israel
0.50% due 10/31/18	ILS	97,010,000	26,639,763
Total Foreign Government Debt
(Cost $169,361,335)			163,757,782

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.7%
Technology - 0.7%
Misys Ltd.
5.81% (3 Month USD LIBOR + 3.50%) due 06/13/24	7,890,375	$7,743,535
MA Financeco LLC
4.59% (1 Month USD LIBOR + 2.50%) due 11/19/21	4,987,500	4,962,562
Epicor Software
5.35% (1 Month USD LIBOR + 3.25%) due 06/01/22	4,433,337	4,416,712
SS&C Technologies, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 04/16/25	4,077,633	4,075,350
Internet Brands, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 09/13/24	1,087,411	1,086,356
Masergy Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%) due 12/15/23	498,734	497,901
Total Technology		22,782,416
Consumer, Non-cyclical - 0.3%
DJO Finance LLC
5.45% (3 Month USD LIBOR + 3.25%) due 06/08/20	3,979,562	3,957,197
Diamond (BC) B.V.
5.10% (2 Month USD LIBOR + 3.00%) due 09/06/24	2,183,500	2,139,830
Albertson's LLC
5.34% (3 Month USD LIBOR + 3.00%) due 12/21/22	1,228,242	1,216,193
Smart & Final Stores LLC
5.59% (1 Month USD LIBOR + 3.50%) due 11/15/22	925,096	901,969
Grocery Outlet, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 10/21/21	661,585	660,758
PPDI (Pharmaceutical Product Development, Inc.)
4.59% (1 Month USD LIBOR + 2.50%) due 08/18/22	99,743	99,157
Total Consumer, Non-cyclical		8,975,104
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23	4,298,301	3,938,318
Unitymedia Finance LLC
4.07% (1 Month USD LIBOR + 2.00%) due 06/01/23	3,250,000	3,224,943
WMG Acquisition Corp.
4.22% (1 Month USD LIBOR + 2.13%) due 11/01/23	780,000	773,409
Neustar, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 01/08/20	452,389	452,502
5.59% (1 Month USD LIBOR + 3.50%) due 08/08/24	299,246	299,246
Total Communications		8,688,418
Consumer, Cyclical - 0.2%
Mavis Tire Express Services Corp.
5.33% (1 Month USD LIBOR + 3.25%) due 03/20/25	4,782,748	4,734,920
Prime Security Services Borrower LLC
4.84% (1 Month USD LIBOR + 2.75%) due 05/02/22	523,678	520,583
Total Consumer, Cyclical		5,255,503
Financial - 0.1%
iStar, Inc.
2.75% (3 Month USD LIBOR + 2.75%) due 06/19/23	4,000,000	3,985,000
3.75% (1 Month USD LIBOR + 3.00%) due 10/01/21	237,930	237,335

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.7% (continued)
Financial - 0.1% (continued)
Delos Finance S.A.R.L (International Lease Finance)
4.08% (3 Month USD LIBOR + 1.75%) due 10/06/23	400,000	$399,500
Total Financial		4,621,835
Industrial - 0.1%
Reece Ltd.
2.00% (3 Month USD LIBOR + 2.00%) due 05/31/25	2,500,000	2,487,500
CHI Overhead Doors, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 07/29/22	986,890	988,943
Engility Corp.
4.34% (1 Month USD LIBOR + 2.25%) due 08/12/20	554,255	554,023
TransDigm Group, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 06/09/23	299,250	297,155
ProAmpac PG Borrower LLC
5.61% (3 Month USD LIBOR + 3.50%) due 11/20/23	150,000	149,016
Total Industrial		4,476,637
Basic Materials - 0.0%
Alpha 3 B.V.
5.33% (3 Month USD LIBOR + 3.00%) due 01/31/24	350,000	347,959
Total Senior Floating Rate Interests
(Cost $55,826,888)		55,147,872

COMMERCIAL PAPER†† - 1.2%
Nutrien Ltd.
2.40% due 07/13/18[12,13]	15,000,000	14,988,000
Rogers Communications, Inc.
2.22% due 07/12/18[12,13]	14,000,000	13,990,246
Waste Management, Inc.
2.35% due 07/18/18[12,13]	10,000,000	9,988,903
Total Commercial Paper
(Cost $38,967,149)		38,967,149

REPURCHASE AGREEMENTS††,14 - 3.7%
Jefferies & Company, Inc.
issued 06/28/18 at 2.85% open maturity	24,786,000	24,786,000
issued 06/29/18 at 2.85% open maturity	10,515,000	10,515,000
issued 05/25/18 at 3.17% due 07/02/18	15,374,000	15,374,000
issued 06/25/18 at 2.70% due 07/25/18	2,550,000	2,550,000
Barclays
issued 04/30/18 at 2.40% open maturity	20,495,291	20,495,291
BNP Paribas
issued 04/26/18 at 2.56% due 07/27/18	18,780,000	18,780,000
issued 06/05/18 at 2.56% due 07/27/18	12,773,953	12,773,953
issued 06/25/18 at 2.56% due 07/27/18	4,018,776	4,018,776
issued 05/03/18 at 2.56% due 08/01/18	9,165,057	9,165,057
Mizuho
issued 06/27/18 at 2.74% due 07/27/18	2,923,000	2,923,000
Total Repurchase Agreements
(Cost $121,381,077)		121,381,077

	Contracts
OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
Bank of America Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $96,618,500)	17,567	122,969
Bank of America Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $114,900,000)	383	400,235
Total OTC Options Purchased
(Cost $4,875,424)		523,204
Total Investments - 99.5%
(Cost $3,249,153,903)		$3,235,490,607
Other Assets & Liabilities, net - 0.5%		17,550,596
Total Net Assets - 100.0%		$3,253,041,203

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Gain (Loss)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	$(381,000,000)	$1,672,594	$1,572,542	$100,052
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	(9,500,000)	750,975	860,610	(109,635)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	(16,000,000)	119,360	(1,947)	121,307
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.82%	Quarterly	04/13/28	(2,600,000)	31,408	37,483	(6,075)
									$2,468,688	$105,649

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/ (Depreciation)
Citigroup	59,500,000	BRL	10/01/18	$17,137,387	$15,250,154	$1,887,233
JPMorgan Chase & Co.	480,000,000	CZK	09/07/18	23,459,264	21,696,605	1,762,659
JPMorgan Chase & Co.	51,000,000	BRL	10/01/18	14,804,063	13,071,560	1,732,503
Goldman Sachs	500,000,000	MXN	07/05/18	26,508,605	25,161,441	1,347,164
Goldman Sachs	1,877,900,000	HUF	12/20/18	7,582,267	6,739,042	843,225
Goldman Sachs	7,437,000,000	HUF	07/25/18	27,198,420	26,423,557	774,863
Citigroup	66,842,550	ILS	10/31/18	19,003,641	18,454,843	548,798
Morgan Stanley	3,432,000,000	HUF	07/25/18	12,742,022	12,193,848	548,174
JPMorgan Chase & Co.	178,866,000	CZK	08/20/18	8,540,653	8,077,333	463,320
Citigroup	207,087,080	CZK	08/20/18	9,746,650	9,351,757	394,893
Morgan Stanley	5,055,000,000	JPY	09/04/18	46,245,894	45,864,950	380,944
Goldman Sachs	30,652,500	ILS	10/31/18	8,714,657	8,462,979	251,678
Goldman Sachs	4,080,000	EUR	09/14/18	5,019,653	4,792,215	227,438
Goldman Sachs	104,181,600	CZK	08/20/18	4,923,981	4,704,692	219,289
Goldman Sachs	30,800,000	MXN	07/19/18	1,626,094	1,546,572	79,522
Goldman Sachs	203,000,000	JPY	07/09/18	1,899,486	1,834,380	65,106
Goldman Sachs	880,000	EUR	07/20/18	1,092,446	1,029,003	63,443
Goldman Sachs	207,100,000	JPY	07/20/18	1,904,354	1,872,851	31,503
Citigroup	439,312	CZK	07/12/18	20,169	19,776	393
						$11,622,148

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	55,250,000	BRL	10/01/18	$13,934,214	$14,160,858	$226,644
Deutsche Bank	7,156	CZK	07/12/18	321	322	1
Goldman Sachs	4,080,000	EUR	09/14/18	4,793,408	4,792,215	(1,193)
Goldman Sachs	30,800,000	MXN	07/19/18	1,548,696	1,546,572	(2,124)
Goldman Sachs	880,000	EUR	07/20/18	1,041,548	1,029,004	(12,544)
Citigroup	500,000,000	MXN	07/05/18	25,186,379	25,161,440	(24,939)
Citigroup	55,250,000	BRL	10/01/18	14,285,529	14,160,857	(124,672)
						$61,173

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,837,333,396 (cost $1,839,858,248), or 56.5% of total net assets.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $114,706 (cost $641,505), or 0.0% of total net assets — See Note 6.
[7]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $7,278,274, (cost $7,270,084) or 0.2% of total net assets.
[8]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[9]	Perpetual maturity.
[10]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[11]	Security is in default of interest and/or principal obligations.
[12]	Zero coupon rate security.
[13]	Rate indicated is the effective yield at the time of purchase.
[14]	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[15]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2018.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

BofA	Bank of America
BRL	Brazilian Real
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CZK	Czech Koruna
EUR	EURO
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
REIT	Real Estate Investment Trust
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$70,435,849	$—	$—	$70,435,849
Money Market Fund	47,757,785	—	—	47,757,785
Asset Backed Securities	—	1,297,278,972	—	1,297,278,972
Collateralized Mortgage Obligations	—	913,820,076	8,889,254	922,709,330
Corporate Bonds	—	517,531,587	—	517,531,587
Foreign Government Debt	—	163,757,782	—	163,757,782
Senior Floating Rate Interests	—	55,147,872	—	55,147,872
Commercial Paper	—	38,967,149	—	38,967,149
Repurchase Agreements	—	121,381,077	—	121,381,077
Options Purchased	—	523,204	—	523,204
Interest Rate Swap Agreements*	—	221,359	—	221,359
Forward Foreign Currency Exchange Contracts*	—	11,848,793	—	11,848,793
Total Assets	$118,193,634	$3,120,477,871	$8,889,254	$3,247,560,759

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Interest Rate Swap Agreements*	$—	$115,710	$—		$115,710
Forward Foreign Currency Exchange Contracts*	—	165,472	—		165,472
Unfunded Loan Commitments (Note 5)	—	7,171	—	**	7,171
Total Liabilities	$—	$288,353	$—		$288,353

*	This derivative is reported as unrealized gain/loss at period end.
**	Includes securities with a market value of $0.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Collateralized Mortgage Obligations	$7,278,274	Option Adjusted Spread off prior month trade price	Trade Price	-	-
Collateralized Mortgage Obligations	1,610,980	Option Adjusted Spread off the prior month end broker quote	Indicative Quote	-	-
Total	$8,889,254

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, Limited Duration Fund had securities with the total value $6,360,250 transfer out of Level 3 into Level 2 due to changes in securities’ valuation methods using observable inputs. There were no other transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:

	Assets
	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$12,158,258	$12,158,258
Purchases/Receipts	7,473,750	7,473,750
Sales, maturities and paydowns/Fundings	(4,203,776)	(4,203,776)
Total realized gains or losses included in earnings	-	-
Total change in unrealized gains or losses included in earnings	(178,728)	(178,728)
Transfers into Level 3	-	-
Transfers out of Level 3	(6,360,250)	(6,360,250)
Ending Balance	$8,889,254	$8,889,254
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2018	$(10,419)	$(10,419)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Mastr Specialized Loan Trust
2.56%			2.35%
07/27/18 - 08/01/18	$44,737,786	$44,974,051	06/25/46	$37,319,000	$35,344,825

			Park Place Securities Inc.
			3.37%
			12/25/34	21,876,000	21,816,935

			Morgan Stanley Capital Inc.
			2.24%
			11/25/36	16,037,000	11,312,500

			Fannie Mae Connecticut Avenue Securities
			4.69%
			05/25/24	14,700,000	15,490,860
				89,932,000	83,965,120

Barclays			Standard Chartered PLC
2.40%			3.87%
Open Maturity*	20,495,291	20,495,291	Perpetual Maturity	23,700,000	20,737,500

Jefferies & Company, Inc.			City of Albany NY
2.70% - 3.17%			2.75%
07/02/18 - Open Maturity	50,675,000	50,726,368	06/28/19	18,850,000	19,047,925

			JF Funding LLC
			0.00%
			08/01/18	16,182,926	16,182,926

			City of Ocean City NJ
			2.75%
			06/13/19	12,370,000	12,486,278

			Chenango Valley Central School District
			2.75%
			06/28/19	10,200,000	10,305,060
				57,602,926	58,022,189

Mizuho			American Home Mortgage Investment Trust
2.74%			2.99%
07/27/18	2,923,000	2,929,459	02/25/44	8,000,000	7,465,600

*	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to off set losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$27,278,433	$6,643,748	$–	$–	$(362,113)	$33,560,068	1,302,292	$1,042,533	$–
Guggenheim Strategy Fund I	12,599,724	226,588	(2,600,000)	23,120	(54,047)	10,195,385	407,164	222,017	4,411
Guggenheim Strategy Fund II	14,349,646	299,890	–	–	(40,443)	14,609,093	584,598	291,752	7,679
Guggenheim Strategy Fund III	9,381,097	2,712,252	–	–	(22,046)	12,071,303	483,045	209,502	2,296
	$63,608,900	$9,882,478	$(2,600,000)	$23,120	$(478,649)	$70,435,849		$1,765,804	$14,386

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 2.7%
Consumer, Non-cyclical - 0.8%
Kimberly-Clark Corp.	19,292	$2,032,219
Ingredion, Inc.	16,884	1,869,059
Archer-Daniels-Midland Co.	35,244	1,615,233
Amgen, Inc.	8,633	1,593,566
Tyson Foods, Inc. — Class A	21,550	1,483,717
Molson Coors Brewing Co. — Class B	21,530	1,464,901
Pfizer, Inc.	40,354	1,464,043
Edgewell Personal Care Co.*	28,674	1,446,890
CVS Health Corp.	20,072	1,291,633
Medtronic plc	14,759	1,263,518
Kraft Heinz Co.	19,992	1,255,897
McKesson Corp.	9,150	1,220,610
Cardinal Health, Inc.	24,870	1,214,402
Procter & Gamble Co.	13,995	1,092,450
Western Union Co.	53,165	1,080,844
Gilead Sciences, Inc.	15,219	1,078,114
JM Smucker Co.	9,935	1,067,814
US Foods Holding Corp.*	25,377	959,758
Zimmer Biomet Holdings, Inc.	8,461	942,894
Conagra Brands, Inc.	25,929	926,443
STERIS plc	8,728	916,527
Pilgrim's Pride Corp.*	45,108	908,024
Eli Lilly & Co.	10,501	896,050
Biogen, Inc.*	3,085	895,390
Johnson & Johnson	7,293	884,933
Merck & Company, Inc.	14,120	857,084
Boston Beer Company, Inc. — Class A*	2,688	805,594
Travelport Worldwide Ltd.	42,069	779,959
CoreLogic, Inc.*	14,660	760,854
Charles River Laboratories International, Inc.*	6,506	730,363
PepsiCo, Inc.	6,518	709,615
Sanderson Farms, Inc.	6,647	698,932
Danaher Corp.	6,841	675,070
Mylan N.V.*	17,988	650,086
United Therapeutics Corp.*	5,688	643,597
Prestige Brands Holdings, Inc.*	16,327	626,630
Darling Ingredients, Inc.*	31,362	623,477
Abbott Laboratories	9,990	609,290
Colgate-Palmolive Co.	9,086	588,863
Bristol-Myers Squibb Co.	10,608	587,047
Performance Food Group Co.*	15,333	562,721
Altria Group, Inc.	9,708	551,317
Quanta Services, Inc.*	16,264	543,218
Hill-Rom Holdings, Inc.	6,173	539,150
Kellogg Co.	7,683	536,811
TreeHouse Foods, Inc.*	10,214	536,337
Baxter International, Inc.	7,153	528,177
Allergan plc	3,107	517,999
United Natural Foods, Inc.*	11,904	507,825
Dean Foods Co.	47,401	498,185
Celgene Corp.*	6,242	495,740
Sabre Corp.	19,855	489,227
United Rentals, Inc.*	3,289	485,522
Perrigo Company plc	6,603	481,425
Kroger Co.	16,511	469,738
Hologic, Inc.*	11,700	465,075
Regeneron Pharmaceuticals, Inc.*	1,291	445,382
Humana, Inc.	1,444	429,778
Zoetis, Inc.	5,030	428,506
Thermo Fisher Scientific, Inc.	2,040	422,566
Philip Morris International, Inc.	5,150	415,811
Sysco Corp.	6,071	414,589
WellCare Health Plans, Inc.*	1,671	411,467
Cardtronics plc — Class A*	16,354	395,440
ResMed, Inc.	3,737	387,078
Varian Medical Systems, Inc.*	3,266	371,410
Bruker Corp.	12,378	359,457
Church & Dwight Company, Inc.	5,368	285,363
Lamb Weston Holdings, Inc.	4,065	278,493
Hershey Co.	2,908	270,618
Targus Group International Equity, Inc*,†††,1,2	12,773	33,177
Total Consumer, Non-cyclical		54,768,992
Industrial - 0.4%
Regal Beloit Corp.	23,106	1,890,071
Genesee & Wyoming, Inc. — Class A*	19,044	1,548,658
Greenbrier Companies, Inc.	26,313	1,388,011
EMCOR Group, Inc.	16,573	1,262,531
AECOM*	38,085	1,257,947
Cummins, Inc.	9,135	1,214,955
Kansas City Southern	10,198	1,080,580
Snap-on, Inc.	6,573	1,056,412
EnerSys	12,031	897,994
Eaton Corporation plc	11,599	866,909
Masco Corp.	19,862	743,236
Arrow Electronics, Inc.*	9,748	733,830
Norfolk Southern Corp.	4,789	722,516
Jabil, Inc.	25,979	718,579
Parker-Hannifin Corp.	4,579	713,637
Dover Corp.	9,600	702,720
Pentair plc	16,234	683,127
AGCO Corp.	10,962	665,612
Trinity Industries, Inc.	19,144	655,874
Vishay Intertechnology, Inc.	28,186	653,915
FedEx Corp.	2,759	626,459
Benchmark Electronics, Inc.	21,196	617,863
Crane Co.	7,669	614,517
Union Pacific Corp.	4,233	599,732
Gibraltar Industries, Inc.*	15,325	574,688
Owens Corning	8,110	513,931
Oshkosh Corp.	6,865	482,747

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 2.7% (continued)
Industrial - 0.4% (continued)
Avnet, Inc.	11,221	$481,269
Acuity Brands, Inc.	4,152	481,092
Spirit AeroSystems Holdings, Inc. — Class A	5,525	474,653
TE Connectivity Ltd.	5,090	458,405
Belden, Inc.	7,452	455,466
Louisiana-Pacific Corp.	16,456	447,932
Mettler-Toledo International, Inc.*	772	446,702
Rexnord Corp.*	15,239	442,845
Waters Corp.*	2,198	425,511
KBR, Inc.	23,612	423,127
Fluor Corp.	8,019	391,167
Corning, Inc.	14,095	387,754
Werner Enterprises, Inc.	10,199	382,973
CSX Corp.	6,003	382,871
Tech Data Corp.*	4,606	378,245
Coherent, Inc.*	2,391	374,000
J.B. Hunt Transport Services, Inc.	3,057	371,578
Owens-Illinois, Inc.*	21,585	362,844
Caterpillar, Inc.	2,567	348,265
Total Industrial		31,403,750
Utilities - 0.3%
TexGen Power LLC*,†††	181,247	6,253,022
National Fuel Gas Co.	36,561	1,936,270
Portland General Electric Co.	44,236	1,891,531
PNM Resources, Inc.	44,381	1,726,421
El Paso Electric Co.	28,781	1,700,957
Exelon Corp.	36,714	1,564,016
Ameren Corp.	25,189	1,532,751
UGI Corp.	26,609	1,385,531
Consolidated Edison, Inc.	16,837	1,312,949
AES Corp.	57,093	765,617
Pinnacle West Capital Corp.	9,352	753,397
FirstEnergy Corp.	15,692	563,500
Entergy Corp.	6,538	528,205
PG&E Corp.	11,962	509,103
OGE Energy Corp.	12,632	444,773
Total Utilities		22,868,043
Energy - 0.3%
SandRidge Energy, Inc.*	507,188	8,997,515
Maverick Natural Resources, LLC*,†††,1	7,168	5,288,857
Chevron Corp.	11,764	1,487,322
Exxon Mobil Corp.	13,557	1,121,571
Valero Energy Corp.	9,295	1,030,165
Approach Resources, Inc.*	357,054	871,212
ConocoPhillips	6,713	467,359
Occidental Petroleum Corp.	5,551	464,508
Williams Companies, Inc.	15,744	426,820
Phillips 66	3,629	407,573
HollyFrontier Corp.	4,020	275,088
PBF Energy, Inc. — Class A	6,209	260,343
Titan Energy LLC*	35,116	10,535
Total Energy		21,108,868
Technology - 0.3%
HP, Inc.	54,868	1,244,955
Convergys Corp.	47,788	1,167,939
Skyworks Solutions, Inc.	9,399	908,413
Cirrus Logic, Inc.*	22,722	870,934
DXC Technology Co.	10,646	858,174
Cognizant Technology Solutions Corp. — Class A	9,830	776,472
International Business Machines Corp.	5,286	738,454
MAXIMUS, Inc.	11,291	701,284
Fidelity National Information Services, Inc.	6,158	652,933
CA, Inc.	18,290	652,038
ON Semiconductor Corp.*	28,906	642,725
Teradyne, Inc.	14,606	556,051
Amdocs Ltd.	7,907	523,364
Intel Corp.	10,478	520,862
Dell Technologies Incorporated Class V — Class V*	5,633	476,439
Apple, Inc.	2,565	474,807
Microsoft Corp.	4,460	439,801
Oracle Corp.	9,689	426,897
Paychex, Inc.	6,220	425,137
Applied Materials, Inc.	9,144	422,361
Lam Research Corp.	2,438	421,408
Kulicke & Soffa Industries, Inc.	17,632	419,994
Accenture plc — Class A	2,549	416,991
NetApp, Inc.	5,262	413,225
Broadridge Financial Solutions, Inc.	3,587	412,864
Fiserv, Inc.*	5,545	410,829
Western Digital Corp.	5,298	410,118
Seagate Technology plc	7,004	395,516
Broadcom, Inc.	1,588	385,312
Leidos Holdings, Inc.	6,465	381,435
KLA-Tencor Corp.	3,526	361,521
Qlik Technologies, Inc. - Class A*,†††,1	177	180,638
Icad, Inc.*	56,620	172,691
Qlik Technologies, Inc. - Class B*,†††,1	43,738	5
Qlik Technologies, Inc.*,†††,1	11,400	1
Total Technology		18,262,588
Communications - 0.2%
Verizon Communications, Inc.	30,011	1,509,853
Telephone & Data Systems, Inc.	49,871	1,367,463
News Corp. — Class A	69,271	1,073,700
InterDigital, Inc.	12,125	980,913
TEGNA, Inc.	84,309	914,753
Omnicom Group, Inc.	11,247	857,809
Vonage Holdings Corp.*	54,411	701,358
Comcast Corp. — Class A	21,227	696,458
Cisco Systems, Inc.	16,040	690,201
Juniper Networks, Inc.	23,191	635,897
Gray Television, Inc.*	40,150	634,370

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 2.7% (continued)
Communications - 0.2% (continued)
Gannett Company, Inc.	58,828	$629,460
AMC Networks, Inc. — Class A*	9,943	618,454
ARRIS International plc*	24,499	598,878
Motorola Solutions, Inc.	4,668	543,215
New Media Investment Group, Inc.	27,375	505,890
Scholastic Corp.	10,467	463,793
MSG Networks, Inc. — Class A*	19,358	463,624
F5 Networks, Inc.*	2,489	429,228
ORBCOMM, Inc.*	41,190	416,019
Interpublic Group of Companies, Inc.	17,036	399,324
Alphabet, Inc. — Class C*	351	391,593
CDW Corp.	4,826	389,893
Cengage Learning Acquisitions, Inc.*,††	21,660	205,315
Total Communications		16,117,461
Financial - 0.2%
Senior Housing Properties Trust REIT	99,426	1,798,616
VEREIT, Inc.	179,200	1,333,248
Apartment Investment & Management Co. — Class A REIT	23,216	982,037
Ventas, Inc. REIT	16,096	916,667
Allstate Corp.	9,837	897,823
JPMorgan Chase & Co.	8,283	863,089
Equity Commonwealth REIT*	25,720	810,180
Park Hotels & Resorts, Inc. REIT	25,586	783,699
Cousins Properties, Inc. REIT	72,972	707,099
Travelers Companies, Inc.	5,634	689,264
Visa, Inc. — Class A	4,845	641,720
Principal Financial Group, Inc.	11,781	623,804
Prudential Financial, Inc.	6,529	610,527
Host Hotels & Resorts, Inc. REIT	28,417	598,746
Aflac, Inc.	13,775	592,600
Brandywine Realty Trust REIT	34,919	589,433
Summit Hotel Properties, Inc. REIT	36,343	520,068
Bank of America Corp.	15,589	439,454
CBRE Group, Inc. — Class A*	8,787	419,491
Franklin Resources, Inc.	11,730	375,947
Total Financial		15,193,512
Consumer, Cyclical - 0.2%
Allison Transmission Holdings, Inc.	31,287	1,266,810
Southwest Airlines Co.	22,319	1,135,591
PACCAR, Inc.	15,806	979,339
JetBlue Airways Corp.*	47,057	893,142
Copa Holdings S.A. — Class A	9,079	859,055
Lions Gate Entertainment Corp. — Class A	33,693	836,260
Delta Air Lines, Inc.	15,002	743,199
Meritor, Inc.*	32,059	659,454
Lear Corp.	2,748	510,606
Walgreens Boots Alliance, Inc.	8,358	501,606
Casey's General Stores, Inc.	4,403	462,667
Alaska Air Group, Inc.	7,236	436,982
Yum! Brands, Inc.	4,808	376,082
General Motors Co.	9,052	356,649
Tailored Brands, Inc.	8,962	228,710
Total Consumer, Cyclical		10,246,152
Basic Materials - 0.0%
Domtar Corp.	12,109	578,084
LyondellBasell Industries N.V. — Class A	5,152	565,947
Huntsman Corp.	15,154	442,497
International Paper Co.	7,923	412,630
Newmont Mining Corp.	10,300	388,413
Alcoa Corp.*	8,106	380,009
Total Basic Materials		2,767,580
Total Common Stocks
(Cost $190,951,145)		192,736,946

PREFERRED STOCKS†† - 0.2%
Industrial - 0.2%
Seaspan Corp., 6.38% due 04/30/19	530,800	13,546,016
Financial - 0.0%
Cent CLO 16, LP, due 08/01/24*,3	7,000	2,192,050
BreitBurn Energy Partners, 8.00%*,11	389,684	38
Total Financial		2,192,088
Total Preferred Stocks
(Cost $17,130,597)		15,738,104

EXCHANGE-TRADED FUNDS† - 0.2%
Invesco Solar ETF	700,700	16,186,380
Total Exchange-Traded Funds
(Cost $13,878,503)		16,186,380

MUTUAL FUNDS† - 10.5%
Guggenheim Limited Duration Fund - Institutional Class[2]	12,199,090	301,195,528
Guggenheim Alpha Opportunity Fund - Institutional Class[2]	5,863,072	159,416,929
Guggenheim Strategy Fund II2	4,000,738	99,978,432
Guggenheim Strategy Fund I2	3,564,002	89,242,614
Guggenheim Strategy Fund III[2]	3,164,814	79,088,702

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 10.5% (continued)
Guggenheim Risk Managed Real Estate Fund - Institutional Class[2]	524,948	$15,370,482
Guggenheim Floating Rate Strategies Fund - Institutional Class[2]	512,420	13,205,062
Total Mutual Funds
(Cost $764,082,032)		757,497,749

MONEY MARKET FUNDS† - 1.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 1.70%[5]	74,468,861	74,468,861
Western Asset Institutional U.S. Treasury Reserves Institutional Shares 1.30%[5]	8,085,927	8,085,927
Total Money Market Funds
(Cost $82,554,788)		82,554,788

	Face Amount~
ASSET-BACKED SECURITIES†† - 28.8%
Collateralized Loan Obligations - 19.8%
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.89% (3 Month USD LIBOR + 1.55%) due 11/15/29[6,7]	62,500,000	62,505,350
2017-9A, 4.29% (3 Month USD LIBOR + 1.95%) due 11/15/29[6,7]	34,300,000	34,441,632
KVK CLO Ltd.
2017-2A, 3.85% (3 Month USD LIBOR + 2.55%) due 01/15/26[6,7]	22,350,000	22,361,877
2017-2A, 2.48% (3 Month USD LIBOR + 1.18%) due 07/15/26[6,7]	18,300,000	18,297,471
2018-1A, 3.98% (3 Month USD LIBOR + 1.65%) due 05/20/29[6,7]	16,250,000	16,247,488
2017-1A, 3.92% (3 Month USD LIBOR + 2.60%) due 05/15/26[6,7]	13,250,000	13,249,948
2014-2A, 6.05% (3 Month USD LIBOR + 4.75%) due 07/15/26[6,7]	7,200,000	7,020,768
2013-1A, due 01/15/28[3,6]	11,900,000	5,640,053
2014-3A, due 10/15/26[3,6]	2,500,000	590,587
Shackleton 2015-VIII CLO Ltd.
2017-8A, 3.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[6,7]	62,000,000	61,991,903
OCP CLO Ltd.
2017-8A, 3.80% (3 Month USD LIBOR + 1.45%) due 04/17/27[6,7]	27,500,000	27,421,702
2017-7A, 3.76% (3 Month USD LIBOR + 1.40%) due 10/20/26[6,7]	24,050,000	23,969,534
2017-8A, 3.20% (3 Month USD LIBOR + 0.85%) due 04/17/27[6,7]	6,000,000	5,998,849
Octagon Loan Funding Ltd.
due 11/18/26[3]	52,700,000	44,306,577
Golub Capital Partners CLO Ltd.
2017-16A, 3.56% (3 Month USD LIBOR + 2.25%) due 07/25/29[6,7]	24,050,000	24,213,706
2016-33A, 4.81% (3 Month USD LIBOR + 2.48%) due 11/21/28[6,7]	17,500,000	17,513,790
Woodmont Trust
2017-2A, 4.71% (3 Month USD LIBOR + 2.35%) due 07/18/28[6,7]	28,600,000	28,790,007
2017-3A, 4.61% (3 Month USD LIBOR + 2.25%) due 10/18/29[6,7]	7,400,000	7,450,381
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[6,7]	35,300,000	35,229,990
Golub Capital Partners CLO 36m Ltd.
2018-36A, 4.19% (3 Month USD LIBOR + 2.10%) due 02/05/31[6,7]	20,000,000	19,649,132
2018-36A, 3.74% (3 Month USD LIBOR + 1.65%) due 02/05/31[6,7]	13,200,000	13,203,081
Tralee CLO III Ltd.
2017-3A, 3.81% (3 Month USD LIBOR + 1.45%) due 10/20/27[7]	31,000,000	31,010,946

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Loan Obligations - 19.8% (continued)
Marathon CLO V Ltd.
2017-5A, 3.20% (3 Month USD LIBOR + 0.87%) due 11/21/27[6,7]	16,700,000	$16,633,354
2017-5A, 3.78% (3 Month USD LIBOR + 1.45%) due 11/21/27[6,7]	11,500,000	11,432,932
2013-5A, due 11/21/27[3,6]	5,500,000	2,584,406
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 4.14% (3 Month USD LIBOR + 1.78%) due 07/20/29[6,7]	25,000,000	24,969,727
2017-1A, 4.71% (3 Month USD LIBOR + 2.35%) due 07/20/29[6,7]	4,650,000	4,659,946
Telos CLO Ltd.
2017-6A, 3.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[6,7]	19,800,000	19,723,489
2017-6A, 4.95% (3 Month USD LIBOR + 2.60%) due 01/17/27[6,7]	7,500,000	7,502,144
MP CLO VIII Ltd.
2018-2A, 3.78% (3 Month USD LIBOR + 1.42%) due 10/28/27[6,7]	14,000,000	13,938,525
2018-2A, 4.26% (3 Month USD LIBOR + 1.90%) due 10/28/27[6,7]	11,950,000	11,937,292
BSPRT Issuer Ltd.
2017-FL2, 5.52% (1 Month USD LIBOR + 3.45%) due 10/15/34[6,7]	16,500,000	16,455,532
2017-FL2, 4.22% (1 Month USD LIBOR + 2.15%) due 10/15/34[6,7]	9,000,000	8,975,534
A Voce CLO Ltd.
2017-1A, 3.51% (3 Month USD LIBOR + 1.16%) due 07/15/26[6,7]	24,375,000	24,371,251
Treman Park CLO Ltd.
2015-1A, due 04/20/27[3,6]	32,400,000	24,322,038
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 5.06% (3 Month USD LIBOR + 2.70%) due 12/22/28[6,7]	24,000,000	24,083,714
Ares XXXIII CLO Ltd.
2016-1A, 3.67% (3 Month USD LIBOR + 1.35%) due 12/05/25[6,7]	18,250,000	18,298,215
2016-1A, 5.12% (3 Month USD LIBOR + 2.80%) due 12/05/25[6,7]	5,000,000	5,034,425
Monroe Capital CLO Ltd.
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[6,7]	18,500,000	18,490,032
2017-1A, 5.96% (3 Month USD LIBOR + 3.60%) due 10/22/26[6,7]	3,000,000	3,002,992
Atlas Senior Loan Fund IV Ltd.
2018-2A, 4.04% (3 Month USD LIBOR + 1.70%) due 02/17/26[6,7]	12,000,000	11,996,632
2018-2A, 3.64% (3 Month USD LIBOR + 1.30%) due 02/17/26[6,7]	4,500,000	4,499,564
2018-2A, 4.94% (3 Month USD LIBOR + 2.60%) due 02/17/26[6,7]	4,500,000	4,498,161
Crown Point CLO III Ltd.
2017-3A, 3.80% (3 Month USD LIBOR + 1.45%) due 12/31/27[6,7]	15,000,000	14,990,284
2017-3A, 3.26% (3 Month USD LIBOR + 0.91%) due 12/31/27[6,7]	5,300,000	5,293,262
West CLO Ltd.
2017-1A, 3.28% (3 Month USD LIBOR + 0.92%) due 07/18/26[6,7]	17,475,000	17,451,400

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Loan Obligations - 19.8% (continued)
2013-1A, due 11/07/25[3,6]	5,300,000	$2,121,473
Denali Capital CLO X LLC
2017-1A, 3.96% (3 Month USD LIBOR + 1.60%) due 10/26/27[6,7]	19,400,000	19,401,484
Regatta V Funding Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 1.16%) due 10/25/26[6,7]	19,400,000	19,397,329
Galaxy XVIII CLO Ltd.
2017-18A, 2.47% (3 Month USD LIBOR + 1.17%) due 10/15/26[6,7]	19,000,000	18,996,804
Golub Capital Partners CLO 25M Ltd.
2018-25A, 4.02% (3 Month USD LIBOR + 1.90%) due 05/05/30[6,7]	18,500,000	18,315,000
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.88% (3 Month USD LIBOR + 2.53%) due 01/15/28[6,7]	18,000,000	18,051,885
BSL CLO Ltd.
2018-1A, 4.02% (3 Month USD LIBOR + 1.65%) due 07/17/28[6,7]	16,000,000	15,960,000
2018-1A, 3.04% (3 Month USD LIBOR + 0.70%) due 07/17/28[6,7]	2,000,000	2,000,000
Voya CLO Ltd.
2013-1X, due 10/15/30[3]	20,000,000	11,808,660
2013-1A, 0due 10/15/30[3,6]	8,970,307	5,296,365
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.29% (3 Month USD LIBOR + 2.95%) due 12/15/28[6,7]	16,000,000	16,065,395
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[3]	19,800,000	15,512,429
Venture XIX CLO Ltd.
2016-19A, 5.20% (3 Month USD LIBOR + 2.85%) due 01/15/27[6,7]	14,350,000	14,329,623
Seneca Park CLO Limited
2017-1A, 3.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[6,7]	13,132,000	13,130,129
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 7.58% (3 Month USD LIBOR + 5.25%) due 10/10/26[6,7]	5,400,000	5,400,303
2015-6A, 5.03% (3 Month USD LIBOR + 2.70%) due 10/10/26[6,7]	4,000,000	4,000,363
2015-6A, 5.98% (3 Month USD LIBOR + 3.65%) due 10/10/26[6,7]	3,000,000	3,000,065
NewStar Clarendon Fund CLO LLC
2015-1A, 5.06% (3 Month USD LIBOR + 2.70%) due 01/25/27[6,7]	7,000,000	7,023,440
2015-1A, 5.71% (3 Month USD LIBOR + 3.35%) due 01/25/27[6,7]	4,000,000	4,009,400
2015-1A, 6.71% (3 Month USD LIBOR + 4.35%) due 01/25/27[6,7]	1,300,000	1,293,205
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 4.32% (1 Month USD LIBOR + 2.25%) due 09/15/34[6,7]	12,198,000	12,144,773
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,6]	14,000,000	12,110,000
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[6]	12,000,000	11,950,759
Octagon Investment Partners XIX Ltd.
2017-1A, 3.45% (3 Month USD LIBOR + 1.10%) due 04/15/26[6,7]	11,800,000	11,798,792
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.15% (3 Month USD LIBOR + 0.83%) due 11/17/27[6,7]	11,600,000	11,540,055

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Loan Obligations - 19.8% (continued)
TCP Waterman CLO LLC
2016-1A, 5.12% (3 Month USD LIBOR + 3.00%) due 12/15/28[6,7]	11,000,000	$11,063,511
Resource Capital Corp.
2017-CRE5, 4.07% (1 Month USD LIBOR + 2.00%) due 07/15/34[6,7]	5,689,910	5,671,817
2015-CRE3, 6.07% (1 Month USD LIBOR + 4.00%) due 03/15/32[6,7]	3,780,290	3,766,082
2015-CRE4, 5.07% (1 Month USD LIBOR + 3.00%) due 08/15/32[6,7]	1,529,196	1,513,904
Northwoods Capital XIV Ltd.
2017-14A, 4.81% (3 Month USD LIBOR + 2.45%) due 11/12/25[6,7]	10,750,000	10,755,446
Flagship VII Ltd.
2017-7A, 3.48% (3 Month USD LIBOR + 1.12%) due 01/20/26[6,7]	10,369,422	10,369,360
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,6]	10,097,598	9,484,965
MP CLO VII Ltd.
2017-1A, 3.20% (3 Month USD LIBOR + 0.84%) due 04/18/27[6,7]	9,000,000	8,995,594
ACIS CLO Ltd.
2014-4A, 4.91% (3 Month USD LIBOR + 2.55%) due 05/01/26[6,7]	3,600,000	3,601,806
2015-6A, 5.73% (3 Month USD LIBOR + 3.37%) due 05/01/27[6,7]	3,250,000	3,258,060
2013-1A, 6.86% (3 Month USD LIBOR + 4.50%) due 04/18/24[6,7]	2,100,000	2,099,987
Recette Clo Ltd.
2017-1A, 3.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[6,7]	9,000,000	8,949,676
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[3,6]	11,700,000	8,746,078
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/28[3,6]	6,400,000	5,367,494
2013-3X SUB, due 07/15/25[3]	4,938,326	2,809,058
Flagship CLO VIII Ltd.
2018-8A, 4.14% (3 Month USD LIBOR + 1.80%) due 01/16/26[6,7]	8,025,000	8,025,000
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.76% (3 Month USD LIBOR + 1.40%) due 04/25/26[6,7]	8,000,000	7,999,584
Newstar Commercial Loan Funding 2017-1 LLC
2017-1A, 5.70% (3 Month USD LIBOR + 3.50%) due 03/20/27[6,7]	7,500,000	7,566,014
FS Senior Funding Ltd.
2015-1A, 4.99% (3 Month USD LIBOR + 2.65%) due 05/28/25[6,7]	7,200,000	7,207,733
ALM XII Ltd.
2018-12A, 3.74% (3 Month USD LIBOR + 1.65%) due 04/16/27[6,7]	4,500,000	4,492,787
2018-12A, 3.44% (3 Month USD LIBOR + 1.35%) due 04/16/27[6,7]	2,300,000	2,295,662
Ladder Capital Commercial Mortgage Trust
2017-FL1, 5.67% (1 Month USD LIBOR + 3.60%) due 09/15/34[6,7]	6,650,000	6,632,169
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[3,6]	11,040,000	6,492,458
Babson CLO Ltd.
2014-IA, due 07/20/25[3,6]	11,900,000	5,679,442
2012-2A, due 05/15/23[3,6]	11,850,000	477,875

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Loan Obligations - 19.8% (continued)
Marathon CRE Ltd.
2018-FL1, 5.09% (1 Month USD LIBOR + 3.00%) due 06/15/28[6,7]	6,000,000	$6,013,380
Shackleton VII CLO Ltd.
2016-7A, 5.20% (3 Month USD LIBOR + 2.85%) due 04/15/27[6,7]	6,000,000	6,005,757
Hull Street CLO Ltd.
2014-1A, 4.90% (3 Month USD LIBOR + 3.60%) due 10/18/26[6,7]	5,785,000	5,775,522
NXT Capital CLO LLC
2017-1A, 4.71% (3 Month USD LIBOR + 2.35%) due 04/20/29[6,7]	3,000,000	3,018,112
2018-1A, 5.66% (3 Month USD LIBOR + 3.30%) due 04/21/27[6,7]	2,750,000	2,750,604
Silvermore CLO Ltd.
2014-1A, 5.34% (3 Month USD LIBOR + 3.00%) due 05/15/26[6,7]	5,500,000	5,499,932
BNPP IP CLO Ltd.
2014-2A, 7.61% (3 Month USD LIBOR + 5.25%) due 10/30/25[6,7]	5,500,000	5,342,392
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[3,6]	9,600,000	5,266,742
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[6]	5,250,000	5,246,681
Mountain Hawk II CLO Ltd.
2013-2A, 5.51% (3 Month USD LIBOR + 3.15%) due 07/22/24[6,7]	2,750,000	2,732,877
2013-2A, 4.96% (3 Month USD LIBOR + 2.60%) due 07/22/24[6,7]	2,500,000	2,499,958
Sudbury Mill CLO Ltd.
2017-1A, 4.80% (3 Month USD LIBOR + 2.45%) due 01/17/26[6,7]	5,000,000	4,997,049
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[3,6]	6,000,000	4,920,000
WhiteHorse X Ltd.
2015-10A, 7.65% (3 Month USD LIBOR + 5.30%) due 04/17/27[6,7]	4,980,000	4,814,010
AMMC CLO XV Ltd.
2016-15A, 5.13% (3 Month USD LIBOR + 2.80%) due 12/09/26[6,7]	4,500,000	4,524,593
Vibrant Clo III Ltd.
2016-3A, 5.31% (3 Month USD LIBOR + 2.95%) due 04/20/26[6,7]	4,500,000	4,497,436
KKR CLO 14 Ltd.
2016-14, 6.70% (3 Month USD LIBOR + 4.35%) due 07/15/28[6,7]	2,500,000	2,500,988
2016-14, 4.65% (3 Month USD LIBOR + 2.30%) due 07/15/28[6,7]	1,750,000	1,750,277
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.18% (3 Month USD LIBOR + 2.85%) due 12/20/24[6,7]	3,250,000	3,249,867
2012-1A, 4.32% (3 Month USD LIBOR + 3.00%) due 08/15/23[6,7]	1,000,000	999,936
Jackson Mill CLO Ltd.
2018-1A, 3.92% (3 Month USD LIBOR + 1.85%) due 04/15/27[6,7]	4,150,000	4,119,075
OHA Loan Funding Ltd.
2017-1A, 5.41% (3 Month USD LIBOR + 3.05%) due 07/23/25[6,7]	4,100,000	4,099,352
Symphony Clo V Ltd.
2007-5A, 6.60% (3 Month USD LIBOR + 4.25%) due 01/15/24[6,7]	4,000,000	4,023,182
Madison Park Funding XVI Ltd.
2016-16A, 5.01% (3 Month USD LIBOR + 2.65%) due 04/20/26[6,7]	4,000,000	4,004,055

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Loan Obligations - 19.8% (continued)
Adams Mill CLO Ltd.
2014-1A, 7.35% (3 Month USD LIBOR + 5.00%) due 07/15/26[6,7]	4,000,000	$3,992,023
MidOcean Credit CLO I
2018-1A, 3.65% (3 Month USD LIBOR + 1.30%) due 01/15/24[6,7]	4,000,000	3,982,009
Garrison Funding Ltd.
2016-2A, 5.32% (3 Month USD LIBOR + 4.00%) due 09/29/27[6,7]	3,700,000	3,732,753
NewMark Capital Funding CLO Ltd.
2014-2A, 5.81% (3 Month USD LIBOR + 3.50%) due 06/30/26[6,7]	3,500,000	3,506,188
OZLM IX Ltd.
2017-9A, 4.71% (3 Month USD LIBOR + 2.35%) due 01/20/27[6,7]	3,500,000	3,503,261
Fifth Street Senior Loan Fund I LLC
2015-1A, 6.11% (3 Month USD LIBOR + 3.75%) due 01/20/27[6,7]	3,500,000	3,500,002
Mountain Hawk I CLO Ltd.
2013-1A, 5.08% (3 Month USD LIBOR + 2.72%) due 01/20/24[6,7]	3,400,000	3,399,943
Hunt CRE Ltd.
2017-FL1, 3.63% (1 Month USD LIBOR + 2.40%) due 08/15/34[6,7]	3,350,000	3,328,814
PFP Ltd.
2017-3, 4.57% (1 Month USD LIBOR + 2.50%) due 01/14/35[6,7]	3,250,000	3,259,118
Exantas Capital Corporation Ltd.
2018-RSO6, 3.81% (1 Month USD LIBOR + 1.85%) due 06/15/35[6,7]	3,250,000	3,248,289
Flatiron CLO Ltd.
2013-1A, 5.95% (3 Month USD LIBOR + 3.60%) due 01/17/26[6,7]	3,200,000	3,205,976
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[3,6]	5,650,000	3,203,211
Mountain Hawk III CLO Ltd.
2014-3A, 5.16% (3 Month USD LIBOR + 2.80%) due 04/18/25[6,7]	3,000,000	2,999,900
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 3.97% (1 Month USD LIBOR + 1.90%) due 02/15/35[6,7]	2,700,000	2,697,385
Shackleton CLO Ltd.
2014-6A, 5.95% (3 Month USD LIBOR + 3.60%) due 07/17/26[6,7]	2,068,000	2,071,687
Ivy Hill Middle Market Credit Fund X Ltd.
3.04% due 07/18/30	2,000,000	2,000,000
Cent CLO 21 Ltd.
2017-21A, 3.72% (3 Month USD LIBOR + 2.40%) due 07/27/26[6,7]	2,000,000	1,999,988
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[3,6]	1,500,000	1,202,064
DRSLF 2015-37X SUB,
due 01/15/31[3]	1,300,000	1,036,040
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,8]	8,150,000	977,682
GPMT Ltd.
2018-FL1, 4.24% (1 Month USD LIBOR + 2.15%) due 11/19/35[6,7]	850,000	855,579
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,6]	3,000,000	99,780
Gramercy Park CLO Ltd.
2012-1A, due 07/17/23[3,6]	2,650,000	39,125
2012-1X, due 07/17/23[3]	1,250,000	18,455
Total Collateralized Loan Obligations		1,420,739,965
Transport-Aircraft - 6.8%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	33,885,453	33,628,954

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Transport-Aircraft - 6.8% (continued)
2018-1, 4.13% due 06/15/43[6]	26,600,000	$26,722,341
2016-1, 4.45% due 08/15/41	25,966,164	25,801,747
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	63,323,800	62,778,481
AASET Trust
2017-1A, 3.97% due 05/16/42[6]	61,273,340	61,182,809
Raspro Trust
2005-1A, 2.98% (3 Month USD LIBOR + 0.63%) due 03/23/24[6,7]	53,828,713	52,192,859
2005-1A, 2.72% (3 Month USD LIBOR + 0.40%) due 03/23/24[6,7]	4,366,297	4,343,600
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	47,650,530	47,730,249
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[6]	15,909,250	16,073,465
2016-2, 5.93% due 11/15/41	9,679,040	9,743,231
2016-2, 4.21% due 11/15/41	8,642,000	8,680,840
2016-1A, 6.50% due 03/17/36[6]	5,678,165	5,777,204
2016-2, 7.87% due 11/15/41	3,440,160	3,462,077
2018-1A, 5.44% due 01/16/38[6]	1,681,916	1,687,710
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[6]	33,144,792	33,432,014
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	21,718,400	21,808,010
Rise Ltd.
2014-1A, 4.75% due 02/12/39	10,369,253	10,286,091
2014-1B, 6.50% due 02/12/39	5,129,408	5,137,615
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[6]	11,693,358	11,578,171
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[6]	10,705,425	10,694,495
Castle Aircraft SecuritizationTrust
2015-1A, 5.75% due 12/15/40[6]	7,606,058	7,540,785
Stripes Aircraft Ltd.
2013-1 A1, 5.58% due 03/20/23†††	6,636,264	6,610,183
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	5,666,453	5,463,232
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[6]	4,650,185	4,715,784
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[6]	3,930,218	3,796,052
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6]	3,823,532	3,758,797
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	2,268,465	2,128,205
2013-1A, 6.38% due 12/13/48[8]	1,630,353	1,389,733
Airplanes Pass Through Trust
2001-1A, 2.47% (1 Month USD LIBOR + 0.55%) due 03/15/19†††,1,7,8	2,097,481	52,437
Total Transport-Aircraft		488,197,171
Collateralized Debt Obligations - 0.7%
N-Star REL CDO VIII Ltd.
2006-8A, 2.45% (1 Month USD LIBOR + 0.36%) due 02/01/41[6,7]	19,482,189	19,373,868
Putnam Structured Product Funding Ltd.
2003-1A, 3.07% (1 Month USD LIBOR + 1.00%) due 10/15/38[6,7]	13,706,015	13,555,441
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[6]	5,000,000	4,952,548
ANCHF 2016-4X B,
4.50% due 02/15/35	4,200,000	4,160,140
Highland Park CDO I Ltd.
2006-1A, 2.73% (3 Month USD LIBOR + 0.40%) due 11/25/51[7,8]	3,108,309	2,920,707
Banco Bradesco SA
2014-1, 5.44% due 03/12/26†††	2,581,054	2,573,104

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.8% (continued)
Collateralized Debt Obligations - 0.7% (continued)
Pasadena CDO Ltd.
2002-1A, 3.17% (3 Month USD LIBOR + 0.85%) due 06/19/37[6,7]	235,892	$235,041
Total Collateralized Debt Obligations		47,770,849
Whole Business - 0.6%
TSGE
2017-1, 6.25% due 09/25/31†††,1	42,550,000	42,879,337
Drug Royalty III Limited Partnership 1
2017-1A, 4.85% (3 Month USD LIBOR + 2.50%) due 04/15/27[6,7]	3,236,556	3,250,164
Total Whole Business		46,129,501
Insurance - 0.3%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[6]	21,150,000	21,190,397
Diversified Payment Rights - 0.3%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	15,300,000	15,009,912
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	4,334,691	4,412,715
Total Diversified Payment Rights		19,422,627
Residential Mortgage Backed Securities - 0.1%
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 2.24% due 08/25/36	13,970,398	10,981,442
Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[6]	10,150,000	9,962,849
Infrastructure - 0.1%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[6]	7,000,000	6,993,350
Total Asset-Backed Securities
(Cost $2,071,291,102)		2,071,388,151

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7%
Residential Mortgage Backed Securities - 18.1%
LSTAR Securities Investment Limited
3.98% due 04/01/21†††,1	103,574,172	103,351,488
2017-9, 3.64% (1 Month USD LIBOR + 1.55%) due 12/01/22[6,7]	40,546,039	40,546,039
2017-6, 2.99% (1 Month USD LIBOR + 1.75%) due 09/01/22[6,7]	35,915,608	35,915,608
2017-8, 3.74% (1 Month USD LIBOR + 1.65%) due 11/01/22[6,7]	33,241,531	33,120,285
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[6,7]	49,035,201	48,833,696
2017-2, 3.98% (1 Month USD LIBOR + 2.00%) due 12/25/57[6,7]	47,371,452	47,966,513
LSTAR Securities Investment Trust
2018-2, 3.48% (1 Month USD LIBOR + 1.50%) due 04/01/23[6,7]	67,216,293	67,239,819
Ameriquest Mortgage Securities Trust
2006-M3, 2.27% (1 Month USD LIBOR + 0.18%) due 10/25/36[7]	82,853,049	55,260,117
2006-M3, 2.19% (1 Month USD LIBOR + 0.10%) due 10/25/36[7]	16,724,721	7,485,600
RALI Series Trust
2007-QO2, 2.24% (1 Month USD LIBOR + 0.15%) due 02/25/47[7]	20,666,244	13,092,588
2006-QO8, 2.29% (1 Month USD LIBOR + 0.20%) due 10/25/46[7]	11,811,528	11,098,641
2006-QO10, 2.25% (1 Month USD LIBOR + 0.16%) due 01/25/37[7]	8,445,247	7,968,609
2006-QO3, 2.30% (1 Month USD LIBOR + 0.21%) due 04/25/46[7]	14,006,290	6,745,232

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
Residential Mortgage Backed Securities - 18.1% (continued)
2006-QO2, 2.36% (1 Month USD LIBOR + 0.27%) due 02/25/46[7]	12,100,014	$5,291,776
2006-QO6, 2.32% (1 Month USD LIBOR + 0.23%) due 06/25/46[7]	10,291,379	4,578,597
2006-QO6, 2.27% (1 Month USD LIBOR + 0.18%) due 06/25/46[7]	9,928,374	4,316,798
2006-QO2, 2.43% (1 Month USD LIBOR + 0.34%) due 02/25/46[7]	7,590,142	3,427,974
2006-QO6, 2.35% (1 Month USD LIBOR + 0.26%) due 06/25/46[7]	6,492,984	2,928,064
2006-QO2, 2.31% (1 Month USD LIBOR + 0.22%) due 02/25/46[7]	4,072,701	1,739,483
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 2.33% due 08/25/36	26,007,984	20,687,120
2006-WMC4, 2.24% (1 Month USD LIBOR + 0.15%) due 12/25/36[7]	29,448,785	18,171,647
2006-HE3, 2.25% (1 Month USD LIBOR + 0.16%) due 11/25/36[7]	9,095,760	8,212,380
2006-WMC4, 2.21% (1 Month USD LIBOR + 0.12%) due 12/25/36[7]	10,136,531	6,232,253
2006-WMC4, 2.17% (1 Month USD LIBOR + 0.08%) due 12/25/36[7]	4,286,080	2,622,480
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.72% (1 Month USD LIBOR + 0.63%) due 11/25/37[7]	47,049,826	46,780,842
American Home Mortgage Assets Trust
2007-1, 2.26% (1 Year CMT Rate + 0.70%) due 02/25/47[7]	32,323,299	21,009,385
2006-1, 2.28% (1 Month USD LIBOR + 0.19%) due 05/25/46[7]	17,087,967	15,267,248
2006-3, 2.50% (1 Year CMT Rate + 0.94%) due 10/25/46[7]	8,620,994	7,835,579
GSAMP Trust
2007-NC1, 2.22% (1 Month USD LIBOR + 0.13%) due 12/25/46[7]	39,941,731	27,397,299
2002-HE2, 3.12% (1 Month USD LIBOR + 1.04%) due 10/20/32[6,7]	15,475,314	15,568,698
FirstKey Master Funding
2017-R1, 2.22% (1 Month USD LIBOR + 0.22%) due 11/03/41[6,7]	43,750,000	42,124,625
Lehman XS Trust Series
2006-16N, 2.30% (1 Month USD LIBOR + 0.21%) due 11/25/46[7]	26,481,938	25,306,349
2006-16N, 1.43% (1 Month USD LIBOR + 0.19%) due 11/25/46[7]	8,930,517	8,691,924
2006-10N, 1.45% (1 Month USD LIBOR + 0.21%) due 07/25/46[7]	6,193,295	5,963,922
ACE Securities Corporation Home Equity Loan Trust Series
2006-HE4, 2.23% (1 Month USD LIBOR + 0.14%) due 10/25/36[7]	23,081,938	15,492,786
2007-HE1, 2.24% (1 Month USD LIBOR + 0.15%) due 01/25/37[7]	20,505,932	13,933,625
2007-ASP1, 2.47% (1 Month USD LIBOR + 0.38%) due 03/25/37[7]	15,067,037	9,462,345
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.48% (1 Year CMT Rate + 0.92%) due 06/25/46[7]	36,091,029	33,766,370

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
Residential Mortgage Backed Securities - 18.1% (continued)
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 2.45% (1 Month USD LIBOR + 0.36%) due 04/25/37[7]	31,913,978	$17,539,584
2007-HE2, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[7]	24,318,169	13,131,792
2007-HE4, 2.34% (1 Month USD LIBOR + 0.25%) due 07/25/47[7]	3,029,704	2,201,956
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE1, 2.32% (1 Month USD LIBOR + 0.23%) due 11/25/36[7]	16,980,514	11,710,367
2007-HE6, 2.34% (1 Month USD LIBOR + 0.25%) due 05/25/37[7]	10,444,626	9,580,360
2006-HE8, 2.31% (1 Month USD LIBOR + 0.22%) due 10/25/36[7]	10,232,863	6,337,852
2006-HE6, 2.19% (1 Month USD LIBOR + 0.10%) due 09/25/36[7]	5,398,195	2,744,026
2007-HE6, 2.23% (1 Month USD LIBOR + 0.14%) due 05/25/37[7]	2,187,469	1,985,585
Nationstar Home Equity Loan Trust
2007-C, 2.27% (1 Month USD LIBOR + 0.18%) due 06/25/37[7]	18,800,726	18,121,488
2007-B, 2.41% (1 Month USD LIBOR + 0.32%) due 04/25/37[7]	14,176,000	13,723,186
Long Beach Mortgage Loan Trust
2006-6, 2.34% (1 Month USD LIBOR + 0.25%) due 07/25/36[7]	17,711,824	9,332,904
2006-8, 2.25% (1 Month USD LIBOR + 0.16%) due 09/25/36[7]	20,656,530	8,678,699
2006-1, 2.28% (1 Month USD LIBOR + 0.19%) due 02/25/36[7]	5,312,622	4,450,557
2006-6, 2.24% (1 Month USD LIBOR + 0.15%) due 07/25/36[7]	5,515,248	2,866,866
2006-8, 2.18% (1 Month USD LIBOR + 0.09%) due 09/25/36[7]	5,597,531	2,333,529
2006-6, 2.19% (1 Month USD LIBOR + 0.10%) due 07/25/36[7]	3,192,660	1,646,925
GCAT 2018-1 LLC
2018-1, 3.84% due 06/25/48[6]	27,592,767	27,574,050
Alternative Loan Trust
2007-OA6, 2.23% (1 Month USD LIBOR + 0.14%) due 06/25/37[7]	25,078,999	24,111,595
IXIS Real Estate Capital Trust
2007-HE1, 2.25% (1 Month USD LIBOR + 0.16%) due 05/25/37[7]	27,609,200	9,986,314
2007-HE1, 2.32% (1 Month USD LIBOR + 0.23%) due 05/25/37[7]	19,560,730	7,124,370
2007-HE1, 2.15% (1 Month USD LIBOR + 0.06%) due 05/25/37[7]	17,401,327	6,231,064
Countrywide Asset-Backed Certificates
2007-8, 2.28% (1 Month USD LIBOR + 0.19%) due 11/25/37[7]	24,431,336	23,106,364
GSAA Trust
2007-3, 2.26% (1 Month USD LIBOR + 0.17%) due 03/25/47[7]	25,697,064	13,106,556
2006-9, 1.48% (1 Month USD LIBOR + 0.24%) due 06/25/36[7]	11,970,392	6,612,569

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
Residential Mortgage Backed Securities - 18.1% (continued)
Long Beach Mortgage Loan Trust
2006-7, 2.25% (1 Month USD LIBOR + 0.16%) due 08/25/36[7]	25,249,092	$14,035,892
2006-7, 2.21% (1 Month USD LIBOR + 0.12%) due 08/25/36[7]	8,362,723	4,625,939
Master Asset Backed Securities Trust
2006-WMC3, 2.25% (1 Month USD LIBOR + 0.16%) due 08/25/36[7]	13,054,619	6,893,651
2006-HE3, 2.19% (1 Month USD LIBOR + 0.10%) due 08/25/36[7]	11,516,406	5,369,769
2006-HE3, 2.24% (1 Month USD LIBOR + 0.15%) due 08/25/36[7]	9,682,547	4,550,539
GSAA Home Equity Trust
2006-16, 2.26% (1 Month USD LIBOR + 0.17%) due 10/25/36[7]	16,215,482	8,313,621
2006-3, 2.39% (1 Month USD LIBOR + 0.30%) due 03/25/36[7]	4,374,713	3,218,811
2007-7, 1.51% (1 Month USD LIBOR + 0.27%) due 07/25/37[7]	2,338,086	2,229,143
2006-14, 1.49% (1 Month USD LIBOR + 0.25%) due 09/25/36[7]	3,434,094	2,074,850
Home Equity Loan Trust
2007-FRE1, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[7]	16,538,181	15,541,364
Bayview Opportunity Master Fund IVa Trust
2018-RN3, 3.67% due 03/28/33[6]	14,850,945	14,825,182
HSI Asset Securitization Corporation Trust
2007-HE1, 2.28% (1 Month USD LIBOR + 0.19%) due 01/25/37[7]	9,015,726	7,309,800
2005-OPT1, 2.72% (1 Month USD LIBOR + 0.63%) due 11/25/35[7]	5,908,800	5,896,781
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.24% (1 Month USD LIBOR + 0.15%) due 11/25/36[7]	21,151,954	10,575,283
First NLC Trust
2007-1, 2.37% (1 Month USD LIBOR + 0.28%) due 08/25/37[6,7]	9,139,680	5,788,172
2007-1, 2.16% (1 Month USD LIBOR + 0.07%) due 08/25/37[6,7]	6,930,912	4,284,823
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 2.32% (1 Month USD LIBOR + 0.23%) due 01/25/37[7]	10,660,474	6,915,881
2007-HE4, 2.26% (1 Month USD LIBOR + 0.17%) due 07/25/47[7]	4,243,283	3,057,310
Banc of America Funding Trust
2015-R2, 2.35% (1 Month USD LIBOR + 0.26%) due 04/29/37[6,7]	10,000,000	9,717,377
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 2.15% (1 Month USD LIBOR + 0.19%) due 07/25/47[7]	10,072,986	9,173,312
Luminent Mortgage Trust
2006-2, 2.29% (1 Month USD LIBOR + 0.20%) due 02/25/46[7]	9,564,467	8,722,251
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.49% (1 Month USD LIBOR + 0.40%) due 07/25/37[7]	10,162,524	8,624,675

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
Residential Mortgage Backed Securities - 18.1% (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.40% (1 Year CMT Rate + 0.84%) due 11/25/46[7]	8,126,635	$7,072,409
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[6,7]	5,845,111	5,839,976
American Home Mortgage Investment Trust
2006-1, 2.49% (1 Month USD LIBOR + 0.40%) due 03/25/46[7]	4,931,848	4,794,703
Nomura Resecuritization Trust
2015-4R, 1.41% (1 Month USD LIBOR + 0.43%) due 03/26/36[6,7]	4,947,289	4,764,536
Bayview Opportunity Master Fund IIIa Trust
2017-RN7, 3.10% due 09/28/32[6]	4,697,245	4,678,624
Bayview Opportunity Master Fund IIa Trust
2017-RN5, 3.10% due 08/28/32[6]	4,077,934	4,056,596
Bayview Opportunity Master Fund IVb Trust
2017-RPL1, 3.10% due 07/28/32[6]	3,696,570	3,690,278
Alliance Bancorp Trust
2007-OA1, 2.33% (1 Month USD LIBOR + 0.24%) due 07/25/37[7]	3,689,973	3,212,019
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[6]	2,884,416	2,881,272
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[6]	2,684,636	2,684,349
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/37[6,7]	1,833,693	1,721,742
Morgan Stanley Re-REMIC Trust
2010-R5, 3.63% due 06/26/36[6]	1,519,046	1,337,143
First Franklin Mortgage Loan Trust
2006-FF1, 2.53% (1 Month USD LIBOR + 0.44%) due 01/25/36[7]	1,225,000	1,205,032
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[7]	928,038	908,072
Bayview Opportunity Master Fund IIIb Trust
2017-RN3, 3.23% due 05/28/32[6]	880,706	880,539
Total Residential Mortgage Backed Securities		1,301,144,078
Commercial Mortgage Backed Securities - 1.4%
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% (WAC) due 12/15/34[6,7]	53,752,227	52,597,501
Citigroup Commercial Mortgage Trust
2016-SMPL, 4.51% due 09/10/31[6]	22,450,000	22,178,622
GS Mortgage Securities Corporation Trust
2017-STAY, 3.38% (1 Month USD LIBOR + 2.15%) due 07/15/32[6,7]	16,531,000	16,465,924
GS Mortgage Securities Trust
2014-GSFL, 5.13% (1 Month USD LIBOR + 3.90%) due 07/15/31[6,7]	6,038,536	6,063,432
GE Business Loan Trust
2007-1A, 2.52% (1 Month USD LIBOR + 0.45%) due 04/16/35[6,7]	1,931,484	1,859,752

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
Commercial Mortgage Backed Securities - 1.4% (continued)
2007-1A, 2.24% (1 Month USD LIBOR + 0.17%) due 04/16/35[6,7]		1,430,729	$1,398,692
Total Commercial Mortgage Backed Securities			100,563,923
Government Agency - 1.0%
Fannie Mae[19]
3.00% due 02/01/57		27,765,105	26,672,222
2.99% due 02/01/28		19,400,000	18,616,840
3.10% due 02/01/28		11,000,000	10,680,612
3.11% due 02/01/28		5,900,000	5,720,143
Freddie Mac Multifamily Structured Pass Through Certificates[19]
2018-K072, 3.50% (WAC) due 12/25/27[7]		6,300,000	6,301,480
Total Government Agency			67,991,297
Military Housing - 0.2%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[8]		9,000,000	9,511,426
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[8]		5,770,667	6,210,183
Total Military Housing			15,721,609
Total Collateralized Mortgage Obligations
(Cost $1,485,886,035)			1,485,420,907

SENIOR FLOATING RATE INTERESTS††,7 - 12.0%
Technology - 3.2%
Misys Ltd.
5.81% (3 Month USD LIBOR + 3.50%) due 06/13/24		36,251,063	35,576,430
4.25% (3 Month EURIBOR + 3.25%) due 06/13/24	EUR	3,473,750	4,021,989
Epicor Software
5.35% (1 Month USD LIBOR + 3.25%) due 06/01/22		23,459,211	23,371,239
EIG Investors Corp.
6.07% (3 Month USD LIBOR + 3.75%) due 02/09/23		17,588,781	17,552,196
TIBCO Software, Inc.
5.60% (1 Month USD LIBOR + 3.50%) due 12/04/20		11,823,557	11,812,443
Severin Acquisition LLC
7.11% (3 Month USD LIBOR + 4.75%) due 07/30/21		3,406,875	3,398,358
7.24% (3 Month USD LIBOR + 4.88%) due 07/30/21		3,403,750	3,382,647
7.36% (3 Month USD LIBOR + 5.00%) due 07/30/21		2,595,075	2,595,075
7.74% (3 Month USD LIBOR + 5.38%) due 07/30/21		786,000	789,930
Planview, Inc.
7.34% (1 Month USD LIBOR + 5.25%) due 01/27/23†††,1		8,847,251	8,768,394
Lytx, Inc.
8.84% (1 Month USD LIBOR + 6.75%) due 08/31/23†††,1		7,942,357	7,773,069
Optiv, Inc.
5.31% (1 Month USD LIBOR + 3.25%) due 02/01/24		7,727,773	7,495,940
IRIS Software Group Ltd.
4.76% (1 Month USD LIBOR + 4.25%) due 08/23/21†††,1	GBP	5,450,000	7,193,105
SS&C Technologies, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 04/16/25		6,872,635	6,868,786
Nimbus Acquisitions Bidco Ltd.
8.25% (3 Month USD LIBOR + 6.25%) (in-kind rate was 1.00%) due 07/15/21†††,1,10	GBP	5,056,088	6,616,783
LANDesk Group, Inc.
6.35% (1 Month USD LIBOR + 4.25%) due 01/20/24		6,399,440	6,331,477
Bullhorn, Inc.
9.09% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1		5,179,590	5,151,281
9.11% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1		139,279	123,975
AVSC Holding Corp.
5.24% (1 Month USD LIBOR + 3.25%) due 03/03/25		5,137,125	5,077,175

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Technology - 3.2% (continued)
Cvent, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 11/29/24		4,987,500	$4,975,031
Peak 10 Holding Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 08/01/24		4,963,497	4,899,915
Masergy Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%) due 12/15/23		4,763,564	4,755,609
Kronos, Inc.
5.36% (3 Month USD LIBOR + 3.00%) due 11/01/23		4,443,947	4,432,037
Camelia Bidco Banc Civica
5.42% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP	3,000,000	3,911,677
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%) due 02/16/24		3,590,932	3,584,217
Jaggaer
6.10% (Commercial Prime Lending Rate + 3.00%) and (1 Month USD LIBOR + 4.00%) due 12/28/24		3,541,125	3,523,419
Internet Brands, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 09/13/24		3,361,387	3,358,126
OEConnection LLC
6.10% (3 Month USD LIBOR + 4.00%) due 11/22/24		3,343,852	3,335,492
Advanced Computer Software
6.78% (1 Month USD LIBOR + 4.75%) due 05/31/24		3,300,000	3,308,250
CPI Acquisition, Inc.
6.36% (3 Month USD LIBOR + 4.50%) due 08/17/22		5,602,372	3,277,388
Ipreo Holdings
5.09% (1 Month USD LIBOR + 3.00%) due 08/06/21		3,190,141	3,186,153
Ministry Brands LLC
6.10% (1 Month USD LIBOR + 4.00%) due 12/02/22		2,544,175	2,531,455
Datix Bidco Ltd.
7.02% (6 Month USD LIBOR + 4.50%) due 04/28/25†††,1		2,556,000	2,531,160
Ping Identity Corp.
5.84% (1 Month USD LIBOR + 3.75%) due 01/24/25		2,100,000	2,094,750
Viewpoint, Inc.
8.25% (3 Month USD LIBOR + 4.25%) due 07/19/24		2,089,500	2,092,112
Park Place Technologies LLC
6.09% (1 Month USD LIBOR + 4.00%) due 03/29/25		1,800,000	1,797,750
Flexera Software LLC
5.35% (1 Month USD LIBOR + 3.25%) due 02/26/25		1,670,813	1,664,029
Project Accelerate Parent, LLC
6.25% (1 Month USD LIBOR + 4.25%) due 01/02/25		1,496,250	1,495,277
MRI Software LLC
7.84% (3 Month USD LIBOR + 5.50%) due 06/30/23		1,273,156	1,260,425
6.50% (3 Month USD LIBOR + 5.50%) due 06/30/23		62,500	61,875
7.56% (1 Month USD LIBOR + 5.50%) due 06/30/23		62,187	61,566
6.50% (1 Month USD LIBOR + 5.50%) due 06/30/23†††,1		19,250	17,725
GlobalLogic Holdings, Inc.
6.08% (3 Month USD LIBOR + 3.75%) due 06/20/22		1,226,204	1,226,204
CogitalGroup
4.50% (3 Month EURIBOR + 4.50%) due 11/25/23†††	EUR	1,000,000	1,156,002
Brave Parent Holdings, Inc.
6.33% (3 Month USD LIBOR + 4.00%) due 04/18/25		950,000	953,562
Aspect Software, Inc.
12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]		1,018,709	944,853

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Technology - 3.2% (continued)
Quorum Business Solutions
7.11% (3 Month USD LIBOR + 4.75%) due 08/07/21		674,586	$676,273
Total Technology			231,012,624
Consumer, Non-cyclical - 2.3%
Diamond (BC) B.V.
5.10% (2 Month USD LIBOR + 3.00%) due 09/06/24		10,374,643	10,167,150
3.25% (2 Month EURIBOR + 3.25%) due 09/06/24	EUR	3,383,000	3,869,593
Sigma Holding BV (Flora Food)
3.50% (3 Month EURIBOR + 3.50%) due 03/07/25	EUR	4,000,000	4,571,462
3.00% (3 Month USD LIBOR + 3.00%) due 03/07/25		3,300,000	3,264,954
4.00% (3 Month USD LIBOR + 4.00%) due 03/07/25	GBP	2,100,000	2,724,897
Endo Luxembourg Finance Co.
6.38% (1 Month USD LIBOR + 4.25%) due 04/29/24		9,577,537	9,553,593
IHC Holding Corp.
8.84% (1 Month USD LIBOR + 6.75%) due 04/30/21†††,1		8,482,953	8,422,786
Davis Vision
5.09% (1 Month USD LIBOR + 3.00%) due 12/02/24		7,589,249	7,534,682
Affordable Care Holdings Corp.
6.85% (2 Month USD LIBOR + 4.75%) due 10/24/22		7,068,750	7,068,750
Hanger, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 03/06/25		6,982,500	6,956,316
Lineage Logistics LLC
5.09% (1 Month USD LIBOR + 3.00%) due 02/27/25		6,882,750	6,831,129
AI Aqua Zip Bidco Pty Ltd.
5.34% (1 Month USD LIBOR + 3.25%) due 12/13/23		6,313,553	6,278,071
Authentic Brands
5.59% (1 Month USD LIBOR + 3.50%) due 09/27/24		5,929,564	5,904,838
Immucor, Inc.
7.09% (1 Month USD LIBOR + 5.00%) due 06/15/21		5,494,500	5,551,753
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.81% (3 Month USD LIBOR + 4.50%) due 04/03/25		5,236,875	5,236,875
One Call Medical, Inc.
7.32% (1 Month USD LIBOR + 5.25%) due 11/27/22		4,727,629	4,514,885
IVC Acquisition Midco Ltd.
5.00% (1 Month USD LIBOR + 4.50%) due 01/26/24	GBP	3,405,000	4,485,637
Arctic Glacier Group Holdings, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 03/20/24		4,395,782	4,410,904
Grocery Outlet, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 10/21/21		4,306,813	4,301,429
DJO Finance LLC
5.45% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 06/08/20		3,668,246	3,647,631
NES Global Talent
7.86% (3 Month USD LIBOR + 5.50%) due 05/11/23		3,150,000	3,134,250
Packaging Coordinators Midco, Inc.
6.34% (3 Month USD LIBOR + 4.00%) due 06/30/23		3,136,000	3,134,056
Smart & Final Stores LLC
5.59% (1 Month USD LIBOR + 3.50%) due 11/15/22		3,200,000	3,120,000
SHO Holding I Corp.
7.36% (3 Month USD LIBOR + 5.00%) due 10/27/22		3,347,197	3,012,477
Avantor, Inc.
6.09% (1 Month USD LIBOR + 4.00%) due 11/21/24		2,388,000	2,397,958
4.25% (1 Month EURIBOR + 4.25%) due 11/21/24	EUR	497,500	583,029

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Consumer, Non-cyclical - 2.3% (continued)
BCPE Eagle Buyer LLC
6.34% (1 Month USD LIBOR + 4.25%) due 03/18/24		2,869,705	$2,711,871
CTI Foods Holding Co. LLC
5.60% (1 Month USD LIBOR + 3.50%) due 06/29/20		2,225,000	1,909,784
9.35% (1 Month USD LIBOR + 7.25%) due 06/28/21		1,035,000	769,781
Chef's Warehouse Parent LLC
6.09% (1 Month USD LIBOR + 4.00%) due 06/22/22		2,563,689	2,579,712
Pelican Products, Inc.
5.48% (1 Month USD LIBOR + 3.50%) due 05/01/25		2,500,000	2,493,750
Equian LLC
5.33% (1 Month USD LIBOR + 3.25%) due 05/20/24		2,487,437	2,477,065
Nellson Nutraceutical (US)
6.58% (Commercial Prime Lending Rate + 3.25%) and (3 Month USD LIBOR + 4.25%) due 12/23/21		2,423,252	2,411,135
Gem Acquisitions, Inc. (Genex)
5.28% (1 Month USD LIBOR + 3.25%) due 03/08/25		2,200,000	2,176,174
Reddy Ice Holdings, Inc.
11.83% (3 Month USD LIBOR + 9.50%) due 11/01/19		1,125,000	1,067,344
7.88% (Commercial Prime Lending Rate + 4.50%) and (3 Month USD LIBOR + 5.50%) due 05/01/19		1,045,476	1,038,158
Certara, Inc.
5.83% (3 Month USD LIBOR + 3.50%) due 08/15/24		1,679,963	1,684,163
Give and Go Prepared Foods Corp.
6.58% (3 Month USD LIBOR + 4.25%) due 07/29/23		1,692,710	1,586,916
Valeo Foods Group Ltd.
3.75% (3 Month EURIBOR + 3.75%) due 08/27/24	EUR	1,225,000	1,425,042
Examworks Group, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 07/27/23		1,351,613	1,351,045
CPI Holdco LLC
5.59% (1 Month USD LIBOR + 3.50%) due 03/21/24		1,185,004	1,189,448
MDVIP LLC
6.34% (1 Month USD LIBOR + 4.25%) due 11/14/24		997,500	999,994
Nellson Nutraceutical (CAD)
6.58% (Commercial Prime Lending Rate + 3.25%) and (3 Month USD LIBOR + 4.25%) due 12/23/21		996,180	991,199
Alegeus Technologies LLC
7.33% (3 Month USD LIBOR + 5.00%) due 04/28/23†††,1		990,000	982,037
Executive Consultant Group
6.59% (1 Month USD LIBOR + 4.50%) due 06/20/24		955,882	946,324
Waterlogic Holdings Ltd.
3.75% (3 Month EURIBOR + 3.75%) due 03/14/25	EUR	700,000	816,868
Duran Group Holding GMBH
4.00% (3 Month EURIBOR + 4.00%) due 03/29/24	EUR	439,412	507,961
4.00% (3 Month EURIBOR + 4.00%) due 12/20/24	EUR	150,000	173,400
Alpha BidCo SAS
due 01/30/23[9]	EUR	279,950	325,626
WEI Sales LLC (Wells Enterprises)
4.84% (1 Month USD LIBOR + 2.75%) due 03/31/25		299,250	302,242
Cheese Bidco B.V.
due 01/30/23[9]	EUR	120,050	139,637
Targus Group International, Inc.
due 05/24/16†††,1,2,9		152,876	–
Total Consumer, Non-cyclical			163,735,781
Industrial - 2.0%
DAE Aviation
5.84% (1 Month USD LIBOR + 3.75%) due 07/07/22		14,122,010	14,127,941

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Industrial - 2.0% (continued)
Springs Window Fashions
6.32% (3 Month USD LIBOR + 4.25%) due 06/15/25	7,650,000	$7,678,688
10.57% (3 Month USD LIBOR + 8.50%) due 06/15/26	5,500,000	5,280,000
Tronair Parent, Inc.
7.11% (3 Month USD LIBOR + 4.75%) due 09/08/23	6,668,044	6,634,704
Hayward Industries, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/05/24	3,920,375	3,922,845
10.34% (1 Month USD LIBOR + 8.25%) due 08/04/25	2,600,000	2,600,000
Filtration Group Corp.
5.09% (3 Month USD LIBOR + 3.00%) due 03/29/25	6,200,000	6,193,800
Kuehg Corp. - Kindercare
6.08% (3 Month USD LIBOR + 3.75%) due 08/12/22	6,077,766	6,054,974
Pregis Holding I Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 05/20/21	6,053,984	6,019,960
Arctic Long Carriers
6.59% (1 Month USD LIBOR + 4.50%) due 05/18/23	5,346,000	5,352,682
Diversitech Holdings, Inc.
5.34% (3 Month USD LIBOR + 3.00%) due 06/03/24	4,098,548	4,080,638
9.84% (3 Month USD LIBOR + 7.50%) due 06/02/25	1,000,000	1,007,500
CPG International LLC
6.25% (6 Month USD LIBOR + 3.75%) due 05/05/24	4,819,906	4,811,856
Titan Acquisition Ltd. (Husky)
5.09% (1 Month USD LIBOR + 3.00%) due 03/28/25	4,339,125	4,268,094
PT Intermediate Holdings III LLC
6.33% (3 Month USD LIBOR + 4.00%) due 12/09/24	3,393,750	3,381,023
10.33% (3 Month USD LIBOR + 8.00%) due 12/08/25	400,000	402,000
CHI Overhead Doors, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 07/29/22	3,502,444	3,509,729
Resource Label Group LLC
6.80% (3 Month USD LIBOR + 4.50%) due 05/26/23	1,972,879	1,933,421
10.80% (3 Month USD LIBOR + 8.50%) due 11/26/23	1,500,000	1,485,000
ICSH Parent, Inc.
5.35% (1 Month USD LIBOR + 3.25%) due 04/29/24	3,216,174	3,208,133
Argo Merchants
6.08% (3 Month USD LIBOR + 3.75%) due 12/06/24	2,985,417	2,989,148
Advanced Integration Technology LP
7.22% (3 Month USD LIBOR + 4.75%) due 04/03/23	2,751,759	2,744,879
Vectra Co.
5.34% (1 Month USD LIBOR + 3.25%) due 03/08/25	2,750,000	2,731,658
Hardware Holdings LLC
8.59% (1 Month USD LIBOR + 6.50%) due 03/30/20†††,1	2,756,250	2,597,766
Hanjin International Corp.
4.86% (3 Month USD LIBOR + 2.50%) due 10/19/20	2,600,000	2,596,750
Dimora Brands, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/24/24	2,483,744	2,483,744
Bioplan USA, Inc.
6.84% (1 Month USD LIBOR + 4.75%) due 09/23/21	2,648,073	2,462,708
CPM Holdings, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 04/11/22	2,240,066	2,259,666
Capstone Logistics
6.59% (1 Month USD LIBOR + 4.50%) due 10/07/21	2,082,923	2,060,532
Thermasys Corp.
6.34% (3 Month USD LIBOR + 4.00%) due 05/03/19	2,123,813	2,054,789

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Industrial - 2.0% (continued)
Fortis Solutions Group LLC
6.59% (1 Month USD LIBOR + 4.50%) due 12/15/23†††,1		1,833,207	$1,831,802
Hillman Group, Inc.
5.83% (3 Month USD LIBOR + 3.50%) due 05/30/25		1,830,216	1,822,218
Survitec
5.65% (6 Month USD LIBOR + 4.75%) due 03/12/22	GBP	1,125,000	1,430,620
4.25% (6 Month EURIBOR + 4.25%) due 03/12/22	EUR	300,000	340,085
Zodiac Pool Solutions LLC
8.00% (Commercial Prime Lending Rate + 3.00%) due 12/20/23		1,730,186	1,728,023
American Bath Group LLC
6.58% (3 Month USD LIBOR + 4.25%) due 09/30/23		1,572,402	1,578,298
National Technical Systems
8.23% (1 Month USD LIBOR + 6.25%) due 06/12/21†††,1		1,569,444	1,530,208
Flex Acquisition Company, Inc.
3.25% (3 Month USD LIBOR + 3.25%) due 06/21/25		1,400,000	1,395,912
Endries Acquisition Holdings, Inc.
6.80% (1 Month USD LIBOR + 4.75%) due 06/01/23†††,1		1,240,625	1,230,444
Klockner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%) due 06/30/22	EUR	1,100,000	1,212,736
SLR Consulting Ltd.
4.00% (3 Month USD LIBOR + 4.00%) due 05/14/25		1,190,970	1,158,218
Shilton Bidco Ltd.
3.25% (3 Month EURIBOR + 3.25%) due 07/12/24	EUR	1,000,000	1,153,667
Safety Bidco Ltd.
5.01% (1 Month USD LIBOR + 4.50%) due 11/06/24†††,1	GBP	850,000	1,111,645
Swissport Investments S.A.
4.75% (1 Month EURIBOR + 4.75%) due 02/08/22	EUR	869,048	1,009,695
Berlin Packaging LLC
5.04% (1 Month USD LIBOR + 3.00%) due 11/07/25		1,000,000	993,250
Patriot Container Corp. (Wastequip)
5.59% (1 Month USD LIBOR + 3.50%) due 03/20/25		897,750	893,261
Amspec Services, Inc.
6.81% (3 Month USD LIBOR + 4.50%) due 07/01/22		796,000	792,020
Recess Holdings, Inc.
6.20% (3 Month USD LIBOR + 3.75%) due 09/30/24		699,476	698,602
Transcendia Holdings, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 05/30/24		646,750	643,924
EXC Holdings III Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 12/02/24		497,500	497,192
Tank Holdings Corp.
5.75% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 03/16/22		415,217	415,217
Wencor Group
6.00% (Commercial Prime Lending Rate + 2.50%) and (1 Month LIBOR + 3.50%) due 06/19/19†††,1		246,154	240,549
Total Industrial			140,642,214
Consumer, Cyclical - 2.0%
Mavis Tire Express Services Corp.
5.33% (1 Month USD LIBOR + 3.25%) due 03/20/25		11,522,075	11,406,854
Petco Animal Supplies, Inc.
5.61% (3 Month USD LIBOR + 3.25%) due 01/26/23		15,127,119	10,891,525
Navistar Inc.
5.53% (1 Month USD LIBOR + 3.50%) due 11/06/24		8,279,250	8,274,117

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Consumer, Cyclical - 2.0% (continued)
EG Finco Ltd.
6.33% (3 Month USD LIBOR + 4.00%) due 02/07/25		3,890,250	$3,853,293
4.00% (2 Month EURIBOR + 4.00%) due 02/07/25	EUR	2,559,021	2,954,080
5.51% (2 Month USD LIBOR + 4.75%) due 02/07/25	GBP	997,500	1,299,750
6.34% (1 Month USD LIBOR + 4.00%) due 02/07/25		100,000	99,050
CD&R Firefly Bidco Ltd.
4.50% (3 Month USD LIBOR + 4.50%) due 05/10/25	GBP	3,800,000	4,964,169
3.50% (3 Month EURIBOR + 3.50%) due 05/10/25	EUR	2,500,000	2,890,005
Accuride Corp.
7.58% (3 Month USD LIBOR + 5.25%) due 11/17/23		7,745,746	7,823,203
BBB Industries, LLC
6.59% (1 Month USD LIBOR + 4.50%) due 11/03/21		3,708,991	3,708,991
4.50% (3 Month USD LIBOR + 4.50%) due 06/26/25		2,850,000	2,828,625
6.39% (Commercial Prime Lending Rate + 3.00%) and (1 Month USD LIBOR + 4.00%) due 11/04/19†††,1		1,050,000	1,010,463
USIC Holding, Inc.
5.34% (3 Month USD LIBOR + 3.25%) due 12/08/23		6,742,165	6,722,478
Amaya Holdings B.V.
3.50% (3 Month USD LIBOR + 3.50%) due 07/29/25		5,400,000	5,386,500
3.50% (3 Month USD LIBOR + 3.50%) due 07/29/25		5,024,247	5,014,198
At Home Holding III Corp.
5.86% (3 Month USD LIBOR + 3.50%) due 06/03/22		4,850,000	4,837,875
Leslie's Poolmart, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/16/23		4,666,417	4,657,084
Peer Holding III BV
3.50% (3 Month EURIBOR + 3.50%) due 03/08/25	EUR	4,050,000	4,631,159
Cyan Blue Holdco 3 Ltd.
4.50% (3 Month USD LIBOR + 4.00%) due 08/23/24	GBP	3,404,366	4,482,689
Learning Care Group (US), Inc.
5.49% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 03/13/25		4,200,000	4,173,750
Acosta, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 09/26/21		2,440,919	1,833,740
5.56% (Commercial Prime Lending Rate + 2.25%) and (1 Month USD LIBOR + 3.25%) due 09/26/19		2,266,667	1,702,833
5.48% (3 Month USD LIBOR + 3.25%) due 09/26/19		666,667	500,833
Truck Hero, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 04/22/24		3,750,000	3,743,738
Galls LLC
8.34% (1 Month USD LIBOR + 6.25%) due 01/31/25†††,1		3,378,892	3,343,094
8.33% (1 Month USD LIBOR + 6.25%) due 01/31/24†††,1		198,272	174,217
Checkers Drive-In Restaurants, Inc.
6.35% (1 Month USD LIBOR + 4.25%) due 04/25/24		3,416,989	3,344,378
Blue Nile, Inc.
8.59% (1 Month USD LIBOR + 6.50%) due 02/17/23		3,325,000	3,341,625
Lands' End, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 04/02/21		3,241,536	3,128,083
Belk, Inc.
7.09% (3 Month USD LIBOR + 4.75%) due 12/12/22		3,702,599	2,855,630
IRB Holding Corp.
5.27% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 02/05/25		2,750,000	2,752,283
Paint Intermediate III (Wesco)
5.25% (3 Month USD LIBOR + 4.25%) due 06/06/24		2,400,000	2,376,000
Sears Roebuck Acceptance Corp.
6.51% (1 Month USD LIBOR + 4.50%) due 01/18/19		2,079,061	2,066,940

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Consumer, Cyclical - 2.0% (continued)
Dealer Tire LLC
5.63% (3 Month USD LIBOR + 2.38%) due 12/22/21		2,067,014	$2,020,506
DG Investment Intermediate Holdings 2, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 02/03/25		1,346,161	1,336,065
Packers Sanitation Services, Inc.
5.27% (1 Month USD LIBOR + 3.25%) due 12/04/24		1,046,994	1,039,582
Richmond UK Bidco Ltd.
4.75% (1 Month USD LIBOR + 4.25%) due 03/03/24	GBP	777,012	1,002,454
Gopher Resource LLC
5.34% (1 Month USD LIBOR + 3.25%) due 03/06/25		997,500	997,500
K & N Parent, Inc.
7.08% (3 Month USD LIBOR + 4.75%) due 10/20/23		976,113	976,113
IBC Capital Ltd.
6.08% (3 Month USD LIBOR + 3.75%) due 06/08/23		947,875	947,088
LegalZoom.com, Inc.
6.59% (1 Month USD LIBOR + 4.50%) due 11/21/24		895,452	897,691
Safe Fleet Holdings LLC
4.99% (1 Month USD LIBOR + 3.00%) due 02/03/25		740,000	732,141
SMG US Midco 2, Inc.
9.09% (1 Month USD LIBOR + 7.00%) due 01/23/26		600,000	604,002
Total Consumer, Cyclical			143,626,394
Communications - 1.0%
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23		29,195,052	26,749,966
Mcgraw-Hill Global Education Holdings LLC
6.09% (1 Month USD LIBOR + 4.00%) due 05/04/22		8,300,175	8,106,532
Dominion Web Solutions LLC
7.84% (1 Month USD LIBOR + 5.75%) due 06/15/24†††,1		7,481,923	7,371,372
Zephyr Bidco Ltd.
7.50% (3 Month USD LIBOR + 7.50%) due 06/07/26	GBP	4,476,667	5,878,923
Flight Bidco, Inc.
3.50% (3 Month USD LIBOR + 3.50%) due 06/07/25		4,250,000	4,234,062
7.50% (3 Month USD LIBOR + 7.50%) due 06/07/26		1,000,000	995,000
Market Track LLC
6.58% (Commercial Prime Lending Rate + 3.25%) and (3 Month USD LIBOR + 4.25%) due 06/05/24		4,218,125	4,197,034
Neustar, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/08/24		3,677,735	3,677,735
Proquest LLC
5.84% (1 Month USD LIBOR + 3.75%) due 10/24/21		2,959,685	2,970,783
Radiate HoldCo LLC
5.09% (1 Month USD LIBOR + 3.00%) due 02/01/24		2,986,143	2,940,873
Comet Bidco Ltd.
7.31% (3 Month USD LIBOR + 5.00%) due 09/29/24		1,600,000	1,542,672
Imagine Print Solutions LLC
6.85% (1 Month USD LIBOR + 4.75%) due 06/21/22		1,629,375	1,499,025
Liberty Cablevision of Puerto Rico LLC
5.85% (3 Month USD LIBOR + 3.50%) due 01/07/22		1,030,000	995,495

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Communications - 1.0% (continued)
TVC Albany, Inc.
6.09% (1 Month USD LIBOR + 4.00%) due 09/18/24		843,452	$843,452
Total Communications			72,002,924
Basic Materials - 0.5%
A-Gas Ltd.
7.08% (3 Month USD LIBOR + 4.75%) due 08/11/24†††,1		6,587,833	6,472,758
4.75% (3 Month EURIBOR + 4.75%) due 07/25/24†††,1	EUR	2,750,000	3,195,700
GrafTech Finance, Inc.
5.50% (1 Month USD LIBOR + 3.50%) due 02/12/25		9,265,000	9,201,349
Dubois Chemicals, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 03/15/24		3,015,308	3,019,077
Hoffmaster Group, Inc.
6.09% (1 Month USD LIBOR + 4.00%) due 11/21/23		2,643,291	2,648,261
ICP Industrial, Inc.
6.09% (1 Month USD LIBOR + 4.00%) due 11/03/23		2,281,829	2,270,420
ASP Chromaflo Dutch I B.V.
5.59% (1 Month USD LIBOR + 3.50%) due 11/20/23		1,787,405	1,793,000
Big River Steel LLC
7.33% (3 Month USD LIBOR + 5.00%) due 08/23/23		1,687,250	1,707,294
PMHC II, Inc. (Prince)
5.90% (3 Month USD LIBOR + 3.50%) due 03/29/25		1,396,250	1,395,091
ASP Chromaflo Intermediate Holdings, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 11/20/23		1,371,109	1,375,401
Invictus MD Strategies Corp.
5.10% (2 Month USD LIBOR + 3.00%) due 03/28/25		1,296,750	1,295,129
Nexeo Solutions LLC
5.58% (3 Month USD LIBOR + 3.25%) due 06/09/23		295,517	295,393
Azelis Finance S.A.
3.50% (3 Month EURIBOR + 3.50%) due 12/16/22	EUR	249,292	290,470
Total Basic Materials			34,959,343
Financial - 0.4%
National Financial Partners Corp.
5.09% (1 Month USD LIBOR + 3.00%) due 01/08/24		9,557,401	9,485,721
USI, Inc.
5.33% (3 Month USD LIBOR + 3.00%) due 05/16/24		9,502,945	9,438,800
HUB International Ltd.
5.36% (2 Month USD LIBOR + 3.00%) due 04/25/25		4,100,000	4,072,448
York Risk Services
5.84% (1 Month USD LIBOR + 3.75%) due 10/01/21		2,986,887	2,891,934
Jane Street Group LLC
5.84% (1 Month USD LIBOR + 3.75%) due 08/25/22		2,298,406	2,312,771
Northstar Financial Services LLC
5.59% (1 Month USD LIBOR + 3.50%) due 05/25/25		1,700,000	1,697,161
American Stock Transfer & Trust
8.50% (3 Month USD LIBOR + 4.50%) due 06/26/20		1,537,282	1,539,203
Institutional Shareholder Services
6.06% (3 Month USD LIBOR + 3.75%) due 10/16/24		731,500	731,047
6.07% (Commercial Prime Lending Rate + 2.75%) and (3 Month USD LIBOR + 3.75%) due 10/16/24		66,667	66,625
Total Financial			32,235,710
Utilities - 0.3%
Invenergy Thermal Operating I, LLC
7.83% (3 Month USD LIBOR + 5.50%) due 10/19/22		11,994,530	11,874,584
8.50% (3 Month USD LIBOR + 3.50%) due 06/25/25		2,000,000	2,000,000
MRP Generation Holding
9.33% (3 Month USD LIBOR + 7.00%) due 10/18/22		3,438,750	3,249,619

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 12.0% (continued)
Utilities - 0.3% (continued)
Terraform AP Acquisition Holdings LLC
6.58% (3 Month USD LIBOR + 4.25%) due 06/27/22		2,239,601	$2,242,401
Bhi Investments LLC
6.98% (3 Month USD LIBOR + 4.50%) due 08/28/24		1,558,875	1,543,286
Osmose Utility Services, Inc.
6.08% (3 Month USD LIBOR + 3.75%) due 08/22/22		1,296,266	1,299,506
Panda Power
8.83% (3 Month USD LIBOR + 6.50%) due 08/21/20		1,298,500	1,211,929
Stonewall
7.83% (3 Month USD LIBOR + 5.50%) due 11/13/21		366,902	364,150
Total Utilities			23,785,475
Energy - 0.3%
Permian Production Partners
8.09% (1 Month USD LIBOR + 6.00%) due 05/20/24		12,350,000	12,164,750
Gavilan Resources LLC
8.09% (1 Month USD LIBOR + 6.00%) due 03/01/24		2,050,000	2,010,292
Summit Midstream Partners, LP
8.09% (1 Month USD LIBOR + 6.00%) due 05/13/22		1,842,500	1,862,086
Ultra Petroleum, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 04/12/24		1,850,000	1,700,853
Riverstone Utopia Member LLC
6.34% (1 Month USD LIBOR + 4.25%) due 10/17/24		1,350,000	1,349,163
PSS Companies
6.83% (3 Month USD LIBOR + 4.50%) due 01/28/20		839,186	826,598
Total Energy			19,913,742
Total Senior Floating Rate Interests
(Cost $874,948,304)			861,914,207

FOREIGN GOVERNMENT DEBT†† - 6.4%
Government of Japan
due 09/03/18[4]	JPY	10,265,000,000	92,739,839
due 07/09/18[4]	JPY	2,382,000,000	21,516,037
due 07/20/18[4]	JPY	1,493,200,000	13,488,218
due 07/30/18[4]	JPY	1,200,000,000	10,840,148
due 07/02/18[4]	JPY	290,000,000	2,619,456
Total Government of Japan			141,203,698
Republic of Hungary
due 07/25/18[4]	HUF	25,358,900,000	89,908,010
due 09/26/18[4]	HUF	3,486,000,000	12,354,287
due 11/21/18[4]	HUF	3,100,000,000	10,983,389
due 08/08/18[4]	HUF	2,500,000,000	8,862,838
due 07/18/18[4]	HUF	2,390,000,000	8,473,915
5.50% due 12/20/18	HUF	1,580,000,000	5,736,338
due 07/04/18[4]	HUF	300,000,000	1,063,754
Total Republic of Hungary			137,382,531
Czech Republic
4.60% due 08/18/18	CZK	1,702,450,000	76,934,564
due 10/26/18[4]	CZK	575,000,000	25,853,615
due 08/31/18[4]	CZK	238,000,000	10,697,221
Total Czech Republic			113,485,400
State of Israel
0.50% due 10/31/18	ILS	252,570,000	69,357,850
Total Foreign Government Debt
(Cost $478,854,011)			461,429,479

CORPORATE BONDS†† - 5.6%
Financial - 3.0%
Station Place Securitization Trust Series
3.09% (1 Month USD LIBOR + 1.00%) due 03/24/19[6,7]		51,000,000	51,000,000
3.21% (1 Month USD LIBOR + 1.25%) due 11/24/18[6,7]		32,000,000	32,000,003
2.71% (1 Month USD LIBOR + 0.70%) due 06/24/19[6,7]		30,500,000	30,500,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27		28,388,000	27,705,451
Citigroup, Inc.
6.25% [11,12]		16,866,000	17,498,475
Atlas Mara Ltd.
8.00% due 12/31/20		14,400,000	12,960,000
Station Place Securitization Trust
2.96% (1 Month USD LIBOR + 1.00%) due 08/24/18[6,7]		9,300,000	9,290,151
2.84% (1 Month USD LIBOR + 0.75%) due 08/24/18[6,7]		3,500,000	3,500,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[6]		8,255,000	8,089,900
FBM Finance, Inc.
8.25% due 08/15/21[6]		6,078,000	6,328,718
Customers Bank
6.13% due 06/26/29[8,12]		4,500,000	4,624,956

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 5.6% (continued)
Financial - 3.0% (continued)
QBE Insurance Group Ltd.
7.50% due 11/24/43[6,12]	3,800,000	$4,142,000
Univest Corporation of Pennsylvania
5.10% due 03/30/25[12]	2,500,000	2,519,405
Hospitality Properties Trust
5.25% due 02/15/26	2,003,000	2,032,387
Lincoln Finance Ltd.
7.38% due 04/15/21[6]	1,275,000	1,316,278
Total Financial		213,507,724
Industrial - 0.7%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	39,600,000	38,488,428
Yamana Gold, Inc.
4.76% due 03/23/22†††	4,750,000	4,706,870
4.78% due 06/10/23†††	550,000	539,621
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[6,7]	3,960,000	3,996,828
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	2,690,000	2,770,700
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	1,556,291	1,408,288
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]	600,000	625,500
Total Industrial		52,536,235
Basic Materials - 0.6%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[6,12]	18,140,000	19,672,830
Yamana Gold, Inc.
4.95% due 07/15/24	14,734,000	14,717,940
4.63% due 12/15/27	3,200,000	3,066,029
Eldorado Gold Corp.
6.13% due 12/15/20[6]	7,175,000	6,923,875
Mirabela Nickel Ltd.
9.50% due 06/24/19	1,885,418	414,792
New Day Aluminum
10.00% (in-kind rate was 10.00%) due 10/28/20†††,1,10	51,096	51,096
Total Basic Materials		44,846,562
Communications - 0.5%
Cengage Learning, Inc.
9.50% due 06/15/24[6]	11,960,000	10,076,300
MDC Partners, Inc.
6.50% due 05/01/24[6]	9,940,000	8,622,950
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	7,815,000	7,228,875
Altice France S.A.
7.38% due 05/01/26[6]	6,150,000	6,012,855
EIG Investors Corp.
10.88% due 02/01/24	1,750,000	1,927,625
Total Communications		33,868,605
Consumer, Cyclical - 0.4%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	4,790,000	4,394,825
6.75% due 06/15/23[13]	4,361,000	3,794,070
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	8,863,500	8,021,468
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	4,699,000	4,886,960
Williams Scotsman International, Inc.
7.88% due 12/15/22[6]	3,632,000	3,759,120
American Tire Distributors, Inc.
10.25% due 03/01/22[6]	2,950,000	649,000
Total Consumer, Cyclical		25,505,443
Consumer, Non-cyclical - 0.2%
Offutt AFB America First Community LLC
5.46% due 09/01/50[8]	5,700,244	5,647,469
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	3,617,000	3,698,382
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[6]	3,496,000	2,796,800
7.25% due 01/15/22[6]	425,000	391,000
Albertsons Companies, Inc.
6.09% (3 Month USD LIBOR + 3.75%) due 01/15/24[6,7]	3,100,000	3,107,750
Beverages & More, Inc.
11.50% due 06/15/22[6]	1,700,000	1,462,000
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[6]	1,475,000	1,393,875
Total Consumer, Non-cyclical		18,497,276
Energy - 0.2%
Hess Corp.
5.60% due 02/15/41	12,211,000	12,268,464

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 5.6% (continued)
Energy - 0.2% (continued)
Indigo Natural Resources LLC
6.88% due 02/15/26[6]	2,000,000	$1,930,000
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[8,14]	7,557,400	1,058,036
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.25% due 12/15/21[6]	285,000	279,300
Total Energy		15,535,800
Technology - 0.0%
Epicor Software Corp.
10.59% (3 Month USD LIBOR + 8.25%) due 06/30/23†††,1,7,8	1,580,000	1,580,000
Total Corporate Bonds
(Cost $419,287,278)		405,877,645

SENIOR FIXED RATE INTERESTS††† - 0.0%
Communications - 0.0%
MHGE Parent LLC
11.00% due 04/20/22[1]	4,700,000	4,588,091
Total Senior Fixed Rate Interests
(Cost $4,588,273)		4,588,091

MUNICIPAL BONDS†† - 0.0%
Puerto Rico - 0.0%
Puerto Rico Electric Power Authority Revenue Bonds
2.09% (3 Month USD LIBOR + 0.52%) due 07/01/29[7]	1,000,000	875,000
Total Municipal Bonds
(Cost $847,745)		875,000

COMMERCIAL PAPER†† - 7.6%
McKesson Corp.
2.35% due 07/17/18[4,15]	37,867,000	37,827,450
2.35% due 07/19/18[4,15]	23,500,000	23,472,388
Total McKesson Corp.		61,299,838
Entergy Corp.
2.62% due 08/31/18[4,15]	25,000,000	24,888,744
2.59% due 09/06/18[4,15]	18,000,000	17,911,369
Total Entergy Corp.		42,800,113
AstraZeneca plc
2.42% due 09/04/18[4,15]	25,000,000	24,892,102
2.33% due 07/16/18[4,15]	16,000,000	15,984,467
Total AstraZeneca plc		40,876,569
Marriott International, Inc.
2.24% due 07/02/18[4,15]	20,000,000	19,998,756
2.35% due 07/06/18[4,15]	20,000,000	19,993,472
Total Marriott International, Inc.		39,992,228
Nutrien Ltd.
2.31% due 07/23/18[4,15]	25,000,000	24,965,050
2.35% due 07/11/18[4,15]	15,000,000	14,990,208
Total Nutrien Ltd.		39,955,258
AT&T, Inc.
2.25% due 07/06/18[4,15]	25,000,000	24,992,188
2.59% due 09/06/18[4,15]	15,000,000	14,925,997
Total AT&T, Inc.		39,918,185
Hewlett-Packard Co.
2.56% due 07/16/18[4,15]	38,620,000	38,578,805
Ryder System, Inc.
2.33% due 07/24/18[4,15]	20,000,000	19,970,228
2.22% due 07/19/18[4,15]	15,000,000	14,982,750
Total Ryder System, Inc.		34,952,978
E.I. du Pont de Nemours & Co.
2.46% due 07/16/18[4,15]	32,500,000	32,464,625
Celgene Corp.
2.35% due 07/17/18[4,15]	20,000,000	19,979,111
2.37% due 07/30/18[4,15]	10,000,000	9,980,908
Total Celgene Corp.		29,960,019
Rogers Communications, Inc.
2.22% due 07/12/18[4,15]	15,000,000	14,989,550
2.28% due 07/12/18[4,15]	10,000,000	9,993,033
Total Rogers Communications, Inc.		24,982,583
McDonald's Corp.
2.28% due 07/17/18[4,15]	14,500,000	14,485,307
2.29% due 07/24/18[4,15]	10,000,000	9,985,369
Total McDonald's Corp.		24,470,676

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COMMERCIAL PAPER†† - 7.6% (continued)
McCormick & Co., Inc.
2.16% due 07/02/18[4,15]	$20,000,000	$19,998,800
Hewlett Packard Enterprise Corp.
2.34% due 07/11/18[4,15]	20,000,000	19,987,000
Molex Electronic Technologies LLC
2.29% due 07/09/18[4,15]	19,000,000	18,989,867
Amphenol Corp.
2.30% due 07/03/18[4,15]	18,000,000	17,997,700
Waste Management, Inc.
2.35% due 07/18/18[4,15]	10,000,000	9,988,903
Amcor Ltd.
2.32% due 07/27/18[4,15]	10,000,000	9,983,244
Total Commercial Paper
(Cost $547,197,800)		547,197,391

REPURCHASE AGREEMENTS††,16 - 3.6%
BNP Paribas
issued 06/05/18 at 2.56% due 07/27/18	34,570,090	34,570,090
issued 04/30/18 at 2.56% due 07/27/18	32,510,000	32,510,000
issued 05/03/18 at 2.56% due 08/01/18	18,760,818	18,760,818
issued 06/07/18 at 2.56% due 07/27/18	9,936,766	9,936,766
issued 06/25/18 at 2.56% due 07/27/18	4,018,776	4,018,776
Jefferies & Company, Inc.
issued 06/29/18 at 2.85% due 06/30/18	43,380,000	43,380,000
issued 05/25/18 at 3.17% due 07/02/18	34,546,000	34,546,000
issued 06/25/18 at 3.15% due 07/25/18	1,608,000	1,608,000
issued 06/29/18 at 2.70% due 07/30/18	972,000	972,000
issued 06/14/18 at 3.17% due 07/02/18	859,000	859,000
Deutsche Bank issued 05/24/18 at 2.63% due 08/27/18	52,798,640	52,798,640
Barclays
issued 10/03/17 at 1.30% open maturity[7]	4,719,750	4,719,750
issued 10/05/17 at 1.30% open maturity[7]	3,299,750	3,299,750
issued 11/24/17 at 1.30% open maturity[7]	1,912,969	1,912,969
issued 06/21/18 at 2.40% open maturity[7]	1,177,125	1,177,125
issued 08/11/17 at 1.30% open maturity[7]	1,078,364	1,078,364
issued 12/21/17 at 1.30% open maturity[7]	595,625	595,625
issued 06/18/18 at (2.00)% open maturity[7]	511,875	511,875
issued 06/20/18 at (2.00)% open maturity[7]	510,625	510,625
issued 06/29/18 at (2.25)% open maturity[7]	505,625	505,625
issued 09/08/17 at 0.50% open maturity[7]	499,375	499,375
issued 12/07/17 at 0.00% open maturity[7]	494,375	494,375
issued 09/27/17 at (0.75)% open maturity[7]	418,500	418,500
issued 04/02/18 at 1.30% open maturity[7]	346,875	346,875
issued 11/07/17 at 1.30% open maturity[7]	327,375	327,375
issued 09/29/17 at (0.75)% open maturity[7]	313,875	313,875
issued 08/31/17 at (0.75)% open maturity[7]	309,750	309,750
issued 04/05/18 at 1.30% open maturity[7]	277,500	277,500
issued 04/13/18 at (5.50)% open maturity[7]	225,750	225,750
issued 07/12/17 at 1.30% open maturity[7]	210,750	210,750
issued 11/03/17 at (5.50)% open maturity[7]	170,500	170,500
issued 11/06/17 at 1.30% open maturity[7]	109,125	109,125
issued 09/28/17 at (0.75)% open maturity[7]	104,250	104,250
issued 10/26/17 at (5.50)% open maturity[7]	87,625	87,625
issued 09/26/17 at (5.50)% open maturity[7]	47,000	47,000
Citigroup Global Markets
issued 01/29/18 at 1.20% open maturity[7]	542,000	542,000
issued 01/08/18 at 1.37% open maturity[7]	527,000	527,000
issued 01/17/18 at 1.37% open maturity[7]	470,000	470,000
issued 03/23/18 at 0.50% open maturity[7]	346,000	346,000
issued 04/13/18 at 1.30% open maturity[7]	318,000	318,000
issued 02/15/18 at 1.35% open maturity[7]	313,000	313,000
issued 05/15/18 at 1.30% open maturity[7]	283,000	283,000
issued 04/02/18 at 1.30% open maturity[7]	279,000	279,000
issued 04/10/18 at 1.30% open maturity[7]	279,000	279,000
issued 02/27/18 at (6.50%) open maturity[7]	269,000	269,000
issued 04/12/18 at 1.35% open maturity[7]	264,000	264,000
issued 03/28/18 at 1.35% open maturity[7]	263,000	263,000
issued 01/08/18 at 0.50% open maturity[7]	228,000	228,000
issued 03/19/18 at 1.37% open maturity[7]	175,000	175,000
issued 04/05/18 at 1.37% open maturity[7]	174,000	174,000
issued 03/07/18 at 1.30% open maturity[7]	173,000	173,000
issued 01/05/18 at 0.50% open maturity[7]	113,000	113,000
Total Repurchase Agreements
(Cost $257,230,423)		257,230,423

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Contracts	Value
OPTIONS PURCHASED† - 1.0%
Put options on:
Eurodollar Futures Expiring December 2019 with strike price of $97.63 (Notional Value $4,263,717,900)	17,576	$29,879,200
Eurodollar Futures Expiring December 2018 with strike price of $97.63 (Notional Value $9,292,281,800)	38,177	27,678,325
Total Put options		57,557,525

Call options on:
BofA Merrill Lynch SPDR S&P Oil & Gas Exploration & Production ETF Expiring January 2019 with strike price of $45.00 (Notional Value $139,040,740)††	32,290	10,009,900
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $502,626,613)††	1,849	1,932,205
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $367,780,707)††	84,879	594,153
Total Call options		12,536,258
Total Options Purchased
(Cost $68,083,749)		70,093,783
Total Investments - 100.5%
(Cost $7,276,811,785)		$7,230,729,044

	Face Amount~
CORPORATE BONDS SOLD SHORT†† - (0.3)%
Herc Rentals, Inc.
7.75% due 06/01/24	(200,000)	(213,500)
Monitronics International, Inc.
9.13% due 04/01/20	(950,000)	(610,375)
TMS International Corp.
7.25% due 08/15/25	(800,000)	(818,000)
AK Steel Corp.
6.38% due 10/15/25	(1,000,000)	(930,000)
INEOS Group Holdings S.A.
5.63% due 08/01/24	(1,100,000)	(1,083,500)
Staples, Inc.
8.50% due 09/15/25	(1,400,000)	(1,305,500)
Park-Ohio Industries, Inc.
6.63% due 04/15/27	(1,400,000)	(1,417,500)
Wind Tre SpA
5.00% due 01/20/26	(1,850,000)	(1,466,125)
Quorum Health Corp.
11.63% due 04/15/23	(1,500,000)	(1,500,000)
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
12.50% due 07/01/22	(1,700,000)	(1,814,750)
Tenet Healthcare Corp.
8.13% due 04/01/22	(2,425,000)	(2,535,386)

Seagate HDD Cayman
4.75% due 01/01/25	(8,000,000)	(7,672,429)
Total Corporate Bonds Sold Short
(Cost $22,036,323)		(21,367,065)

	Contracts
OPTIONS WRITTEN† - (0.4)%
Put options on:
BofA Merrill Lynch SPDR S&P Oil & Gas Exploration & Production ETF Expiring January 2019 with strike price of $52.00 (Notional Value $139,040,740)††	32,290	(3,438,885)
Eurodollar Futures Expiring December 2019 with strike price of $97.00 (Notional Value $4,263,717,900)	17,576	(10,765,300)
Eurodollar Futures Expiring December 2018 with strike price of $97.50 (Notional Value $9,292,281,800)	38,177	(17,895,469)
Total Put options		(32,099,654)

Total Options Written
(Premiums received $18,184,587)		(32,099,654)
Total Securities Sold Short - (0.7)%
(Proceeds $40,220,910)		$(53,466,719)
Other Assets & Liabilities, net - 0.2%		14,117,939
Total Net Assets - 100.0%		$7,191,380,264

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Centrally Cleared Credit Default Swap Agreements††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid	Unrealized Gain (Loss)
Barclays Bank plc	ICE	PizzaExpress Financing 1 plc	5.00%	At Maturity	06/20/23	$700,000	$190,000	$123,090	$66,910
Barclays Bank plc	ICE	Kohls Corp. Financing	1.00%	At Maturity	12/20/23	7,450,000	149,849	146,709	3,140
BofA Merrill Lynch	ICE	Kohls Corp. Financing	1.00%	At Maturity	06/20/23	6,950,000	68,839	123,528	(54,689)
							$408,688	$393,327	$15,361

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Gain
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	$(700,000,000)	$3,073,007	$136,084	$2,936,923
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	$(145,000,000)	1,081,701	168,843	912,858
								$4,154,708	$$304,927	$3,849,781

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
Citigroup	134,300,000	BRL	10/01/18	$38,735,419	$34,421,776	$4,313,643
JPMorgan Chase & Co.	120,000,000	BRL	10/01/18	34,833,092	30,756,613	4,076,479
Citigroup	679,900,000	CZK	08/20/18	33,307,206	30,703,314	2,603,892
Citigroup	42,510,000	EUR	09/14/18	52,300,351	49,930,653	2,369,698
BofA Merrill Lynch	16,380,000,000	HUF	07/25/18	59,904,548	58,197,911	1,706,637
Goldman Sachs	575,000,000	CZK	10/26/18	27,626,964	26,079,768	1,547,196
Deutsche Bank	418,000,000	CZK	08/20/18	20,341,290	18,894,347	1,446,943
Citigroup	167,664,150	ILS	10/31/18	47,641,906	46,291,107	1,350,799
JPMorgan Chase & Co.	3,100,000,000	HUF	11/21/18	12,249,575	11,101,931	1,147,644
Goldman Sachs	311,247,760	CZK	08/20/18	14,977,067	14,055,505	921,562
Citigroup	238,000,000	CZK	08/31/18	11,664,951	10,754,017	910,934
JPMorgan Chase & Co.	1,582,500,000	HUF	12/20/18	6,492,307	5,678,967	813,340
Morgan Stanley	10,265,000,000	JPY	09/04/18	93,909,814	93,136,244	773,570
Citigroup	2,382,000,000	JPY	07/09/18	22,288,553	21,524,595	763,958
Goldman Sachs	4,189,000,000	HUF	07/25/18	15,552,544	14,883,458	669,086
Goldman Sachs	2,500,000,000	HUF	08/08/18	9,547,389	8,892,445	654,944
Goldman Sachs	4,789,900,000	HUF	07/25/18	17,615,694	17,018,448	597,246
JPMorgan Chase & Co.	25,135,000	GBP	07/16/18	33,762,639	33,194,822	567,817
Goldman Sachs	68,078,700	ILS	10/31/18	19,355,111	18,796,137	558,974
Goldman Sachs	43,404,000	EUR	07/16/18	51,238,205	50,736,478	501,727
Goldman Sachs	1,200,000,000	HUF	09/26/18	4,742,905	4,280,879	462,026
Deutsche Bank	1,590,000,000	HUF	07/18/18	6,098,029	5,645,637	452,392
JPMorgan Chase & Co.	254,062,940	CZK	08/20/18	11,957,591	11,473,120	484,471
Goldman Sachs	121,520,000	EUR	07/20/18	142,509,440	142,096,041	413,399
Goldman Sachs	800,000,000	HUF	07/18/18	3,106,796	2,840,572	266,224
BofA Merrill Lynch	1,016,000	HUF	09/26/18	3,855,012	3,624,477	230,535
Goldman Sachs	1,493,200,000	JPY	07/20/18	13,730,474	13,503,339	227,135
Morgan Stanley	18,090,000	ILS	10/31/18	5,164,587	4,994,545	170,042
JPMorgan Chase & Co.	117,152,000	CZK	08/02/18	5,432,632	5,290,417	142,215
Goldman Sachs	1,200,000,000	JPY	07/30/18	10,984,696	10,859,358	125,338
JPMorgan Chase & Co.	1,000,000,000	HUF	09/26/18	3,674,039	3,567,399	106,640
Morgan Stanley	270,000,000	HUF	09/26/18	1,054,792	963,198	91,594
Goldman Sachs	290,000,000	JPY	07/02/18	2,662,644	2,619,456	43,188
Goldman Sachs	300,000,000	HUF	07/05/18	1,096,977	1,063,949	33,028
BofA Merrill Lynch	84,400,000	HUF	12/20/18	324,960	302,878	22,082
JPMorgan Chase & Co.	55,003	CZK	07/12/18	2,525	2,476	49
						$31,566,447

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	127,150,000	BRL	10/01/18	$32,067,607	$32,589,194	$521,587
Goldman Sachs	4,598,000	EUR	07/16/18	5,331,477	5,374,766	43,289
Citigroup	24,114	CZK	07/12/18	1,081	1,085	4
Morgan Stanley	42,510,000	EUR	09/14/18	49,943,086	49,930,653	(12,433)
Citigroup	127,150,000	BRL	10/01/18	32,876,110	32,589,194	(286,916)
Citigroup	52,536,000	EUR	07/20/18	62,078,691	61,431,514	(647,177)
BofA Merrill Lynch	68,984,000	EUR	07/20/18	81,749,421	80,664,527	(1,084,894)
						$(1,466,540)

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Macro Opportunities Portfolio Long Custom Basket Swap[17]	2.34%	At Maturity	07/22/19	$41,531,791	$26,364

OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Macro Opportunities Portfolio Short Custom Basket Swap[18]	1.54%	At Maturity	07/22/19	$172,121,846	$(10,892,521)

CUSTOM BASKET OF LONG SECURITIES[17]
	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Boston Beer Company, Inc. — Class A*	653	334.3%	$88,139
El Paso Electric Co.	6,992	261.3%	68,889
Archer-Daniels-Midland Co.	8,562	215.1%	56,714
Senior Housing Properties Trust	24,155	197.9%	52,175
UGI Corp.	6,464	197.4%	52,035
Genesee & Wyoming, Inc. — Class A*	4,626	185.9%	49,012
Regal Beloit Corp.	5,613	174.0%	45,886
Travelport Worldwide Ltd.	10,220	164.9%	43,486
Ameren Corp.	6,119	164.6%	43,403
Chevron Corp.	2,858	138.0%	36,385
Valero Energy Corp.	2,258	136.5%	35,992
TreeHouse Foods, Inc.*	2,481	136.1%	35,875
Gray Television, Inc.*	9,754	135.2%	35,641
Telephone & Data Systems, Inc.	12,116	129.8%	34,224
Exelon Corp.	8,919	126.9%	33,466
PNM Resources, Inc.	10,782	126.8%	33,424
Vishay Intertechnology, Inc.	6,847	124.0%	32,694
Amgen, Inc.	2,097	106.2%	27,998
Exxon Mobil Corp.	3,293	103.7%	27,342
US Foods Holding Corp.*	6,165	101.1%	26,664
Portland General Electric Co.	10,747	101.1%	26,653
National Fuel Gas Co.	8,882	93.8%	24,736
Occidental Petroleum Corp.	1,348	92.9%	24,489
Dean Foods Co.	11,516	92.5%	24,393
VEREIT, Inc.	43,536	90.0%	23,727
Park Hotels & Resorts, Inc.	6,216	88.5%	23,329
InterDigital, Inc.	2,946	88.3%	23,273
Allison Transmission Holdings, Inc.	7,601	86.4%	22,787
AMC Networks, Inc. — Class A*	2,415	84.4%	22,254
NetApp, Inc.	1,278	83.0%	21,892
Medtronic plc	3,585	82.2%	21,664
Performance Food Group Co.*	3,725	78.8%	20,767
WellCare Health Plans, Inc.*	406	78.8%	20,765
CoreLogic, Inc.*	3,561	78.3%	20,636
Verizon Communications, Inc.	7,291	78.1%	20,597
Procter & Gamble Co.	3,400	78.0%	20,570
Merck & Company, Inc.	3,430	77.9%	20,530
Snap-on, Inc.	1,596	70.3%	18,536
AES Corp.	13,870	60.8%	16,035
KBR, Inc.	5,736	58.0%	15,286
Jabil, Inc.	6,311	57.4%	15,133
Prestige Brands Holdings, Inc.*	3,966	56.3%	14,833
F5 Networks, Inc.*	604	55.7%	14,674
Dell Technologies Incorporated Class V — Class V*	1,368	53.8%	14,189
Teradyne, Inc.	3,548	53.1%	13,990
Norfolk Southern Corp.	1,163	52.9%	13,960

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
STERIS plc	2,120	48.4%	$12,753
Pinnacle West Capital Corp.	2,272	47.2%	12,454
Convergys Corp.	11,610	46.0%	12,132
Skyworks Solutions, Inc.	2,283	43.4%	11,447
Fidelity National Information Services, Inc.	1,496	42.7%	11,261
EnerSys	2,923	39.4%	10,377
Kraft Heinz Co.	4,857	38.2%	10,082
PG&E Corp.	2,906	37.7%	9,951
Allergan plc	754	34.8%	9,166
Regeneron Pharmaceuticals, Inc.*	313	34.8%	9,166
Consolidated Edison, Inc.	4,090	34.6%	9,121
Ventas, Inc.	3,910	34.3%	9,034
Motorola Solutions, Inc.	1,134	34.1%	8,985
Bristol-Myers Squibb Co.	2,577	33.5%	8,823
Summit Hotel Properties, Inc.	8,829	33.3%	8,785
Union Pacific Corp.	1,028	33.1%	8,733
Juniper Networks, Inc.	5,634	31.2%	8,223
Darling Ingredients, Inc.*	7,619	30.9%	8,152
New Media Investment Group, Inc.	6,650	29.9%	7,880
Gannett Company, Inc.	14,292	29.5%	7,789
Gibraltar Industries, Inc.*	3,723	28.9%	7,632
Domtar Corp.	2,942	28.9%	7,623
Avnet, Inc.	2,726	27.6%	7,279
Vonage Holdings Corp.*	13,219	25.7%	6,768
FirstEnergy Corp.	3,812	25.2%	6,655
Charles River Laboratories International, Inc.*	1,580	25.1%	6,604
Entergy Corp.	1,588	24.4%	6,424
Brandywine Realty Trust	8,483	24.1%	6,345
PepsiCo, Inc.	1,583	23.7%	6,242
Kellogg Co.	1,866	22.9%	6,037
Casey's General Stores, Inc.	1,069	21.4%	5,631
CSX Corp.	1,458	20.6%	5,418
Sabre Corp.	4,823	19.7%	5,185
Cardtronics plc — Class A*	3,973	18.8%	4,946
Church & Dwight Company, Inc.	1,304	16.8%	4,423
Western Union Co.	12,916	16.4%	4,327
Apartment Investment & Management Co. — Class A	5,640	15.8%	4,156
Greenbrier Companies, Inc.	6,392	15.8%	4,155
Kroger Co.	4,011	14.4%	3,790
Equity Commonwealth*	6,248	14.1%	3,716
J.B. Hunt Transport Services, Inc.	742	14.0%	3,701
Humana, Inc.	350	12.3%	3,255
Interpublic Group of Companies, Inc.	4,139	12.2%	3,205
Colgate-Palmolive Co.	2,207	11.9%	3,147
Sysco Corp.	1,475	11.5%	3,029
EMCOR Group, Inc.	4,026	9.9%	2,610
Lamb Weston Holdings, Inc.	987	9.8%	2,590
Eaton Corporation plc	2,817	9.0%	2,369
MSG Networks, Inc. — Class A*	4,703	8.9%	2,336
OGE Energy Corp.	3,069	7.6%	2,015
ConocoPhillips	1,631	6.5%	1,718
Edgewell Personal Care Co.*	6,966	5.8%	1,533
Acuity Brands, Inc.	1,008	4.9%	1,281
Cognizant Technology Solutions Corp. — Class A	2,388	4.7%	1,247
Altria Group, Inc.	2,358	4.3%	1,126
Kulicke & Soffa Industries, Inc.	4,283	2.5%	664
Hershey Co.	706	2.5%	662
Accenture plc — Class A	619	2.3%	597
Philip Morris International, Inc.	1,251	0.2%	43
Broadridge Financial Solutions, Inc.	871	0.0%	10
ORBCOMM, Inc.*	10,007	0.0%	0
CA, Inc.	4,443	(0.1%)	(22)
Rexnord Corp.*	3,702	(0.6%)	(167)
Cousins Properties, Inc.	17,728	(0.6%)	(167)
Hologic, Inc.*	2,842	(0.9%)	(227)
Biogen, Inc.*	749	(1.8%)	(476)
Trinity Industries, Inc.	4,651	(3.6%)	(949)
CBRE Group, Inc. — Class A*	2,134	(4.2%)	(1,104)
Paychex, Inc.	1,511	(6.0%)	(1,586)
Johnson & Johnson	1,772	(6.1%)	(1,609)
Scholastic Corp.	2,543	(6.3%)	(1,669)
Eli Lilly & Co.	2,551	(8.7%)	(2,284)
Omnicom Group, Inc.	2,732	(8.8%)	(2,309)
Host Hotels & Resorts, Inc.	6,904	(9.3%)	(2,454)
Mettler-Toledo International, Inc.*	187	(9.4%)	(2,485)
Baxter International, Inc.	1,737	(9.6%)	(2,526)
Werner Enterprises, Inc.	2,477	(9.9%)	(2,617)
Alcoa Corp.*	1,969	(10.0%)	(2,633)
Waters Corp.*	534	(11.1%)	(2,931)
ResMed, Inc.	907	(11.2%)	(2,941)
Visa, Inc. — Class A	1,177	(11.5%)	(3,043)
Microsoft Corp.	1,083	(11.7%)	(3,080)
Leidos Holdings, Inc.	1,570	(12.1%)	(3,182)
Alphabet, Inc. — Class C*	85	(12.2%)	(3,203)
Zoetis, Inc.	1,222	(12.2%)	(3,209)
Fiserv, Inc.*	1,347	(12.5%)	(3,290)
Newmont Mining Corp.	2,502	(12.6%)	(3,309)
Allstate Corp.	2,389	(12.7%)	(3,336)
Phillips 66	881	(13.4%)	(3,524)
Franklin Resources, Inc.	2,849	(13.4%)	(3,535)
Conagra Brands, Inc.	6,482	(13.6%)	(3,580)
United Therapeutics Corp.*	1,382	(13.8%)	(3,635)
Apple, Inc.	623	(13.8%)	(3,646)
CDW Corp.	1,172	(14.0%)	(3,694)
United Natural Foods, Inc.*	2,892	(14.3%)	(3,762)
Williams Companies, Inc.	3,825	(14.6%)	(3,844)
TEGNA, Inc.	20,482	(15.1%)	(3,972)
Comcast Corp. — Class A	5,157	(15.3%)	(4,037)
Oshkosh Corp.	1,667	(15.4%)	(4,057)
Kansas City Southern	2,477	(15.8%)	(4,159)
Cisco Systems, Inc.	3,896	(16.2%)	(4,270)
Thermo Fisher Scientific, Inc.	495	(16.2%)	(4,281)
Seagate Technology plc	1,701	(16.8%)	(4,431)
Abbott Laboratories	2,427	(17.3%)	(4,556)
Louisiana-Pacific Corp.	3,998	(17.5%)	(4,606)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Corning, Inc.	3,424	(17.5%)	$(4,621)
HollyFrontier Corp.	976	(18.2%)	(4,810)
Bank of America Corp.	3,787	(18.8%)	(4,966)
Oracle Corp.	2,354	(20.3%)	(5,360)
Pentair plc	3,944	(21.3%)	(5,625)
Caterpillar, Inc.	623	(21.7%)	(5,708)
Benchmark Electronics, Inc.	5,149	(22.0%)	(5,793)
Yum! Brands, Inc.	1,168	(22.6%)	(5,950)
Pfizer, Inc.	9,804	(22.9%)	(6,029)
LyondellBasell Industries N.V. — Class A	1,251	(24.1%)	(6,346)
Quanta Services, Inc.*	3,951	(24.2%)	(6,381)
Danaher Corp.	1,662	(24.5%)	(6,449)
Spirit AeroSystems Holdings, Inc. — Class A	1,342	(25.8%)	(6,805)
Amdocs Ltd.	1,921	(26.6%)	(7,022)
Varian Medical Systems, Inc.*	793	(27.0%)	(7,111)
Dover Corp.	2,332	(27.6%)	(7,279)
Walgreens Boots Alliance, Inc.	2,030	(27.9%)	(7,358)
Hill-Rom Holdings, Inc.	1,499	(28.6%)	(7,537)
JPMorgan Chase & Co.	2,012	(30.1%)	(7,938)
JetBlue Airways Corp.*	11,432	(30.9%)	(8,137)
Applied Materials, Inc.	2,221	(31.5%)	(8,295)
PBF Energy, Inc. — Class A	1,508	(32.4%)	(8,536)
ARRIS International plc*	5,952	(33.0%)	(8,690)
Arrow Electronics, Inc.*	2,368	(33.2%)	(8,765)
Aflac, Inc.	3,346	(33.4%)	(8,816)
Tailored Brands, Inc.	1,572	(33.7%)	(8,880)
KLA-Tencor Corp.	856	(34.0%)	(8,963)
General Motors Co.	2,199	(34.3%)	(9,052)
Travelers Companies, Inc.	1,368	(34.4%)	(9,070)
International Paper Co.	1,925	(35.3%)	(9,296)
Bruker Corp.	3,007	(36.8%)	(9,706)
Broadcom, Inc.	386	(37.0%)	(9,742)
Meritor, Inc.*	7,788	(37.9%)	(10,004)
Lam Research Corp.	592	(39.5%)	(10,405)
Icad, Inc.*	23,169	(40.0%)	(10,542)
Zimmer Biomet Holdings, Inc.	2,055	(41.5%)	(10,939)
Lear Corp.	667	(42.3%)	(11,158)
TE Connectivity Ltd.	1,236	(43.5%)	(11,475)
Lions Gate Entertainment Corp. — Class A	8,185	(43.6%)	(11,495)
Masco Corp.	4,825	(47.2%)	(12,442)
Delta Air Lines, Inc.	3,644	(47.3%)	(12,475)
MAXIMUS, Inc.	2,743	(48.3%)	(12,730)
United Rentals, Inc.*	799	(51.2%)	(13,492)
Celgene Corp.*	1,516	(51.4%)	(13,558)
Perrigo Company plc	1,604	(52.5%)	(13,835)
Huntsman Corp.	3,681	(52.7%)	(13,887)
Western Digital Corp.	1,287	(52.8%)	(13,925)
HP, Inc.	13,330	(54.9%)	(14,463)
Intel Corp.	2,545	(55.1%)	(14,531)
ON Semiconductor Corp.*	7,022	(55.1%)	(14,536)
Parker-Hannifin Corp.	1,112	(55.5%)	(14,640)
News Corp. — Class A	16,829	(60.1%)	(15,834)
Kimberly-Clark Corp.	4,687	(61.4%)	(16,195)
JM Smucker Co.	2,413	(61.9%)	(16,328)
Fluor Corp.	1,948	(66.2%)	(17,454)
CVS Health Corp.	4,876	(66.7%)	(17,597)
AGCO Corp.	2,663	(72.4%)	(19,080)
Alaska Air Group, Inc.	1,758	(73.9%)	(19,492)
International Business Machines Corp.	1,284	(78.1%)	(20,580)
Mylan N.V.*	4,370	(80.3%)	(21,173)
Crane Co.	1,863	(83.8%)	(22,104)
Belden, Inc.	1,810	(86.0%)	(22,664)
Prudential Financial, Inc.	1,586	(90.4%)	(23,846)
Southwest Airlines Co.	5,422	(91.1%)	(24,009)
DXC Technology Co.	2,586	(91.5%)	(24,130)
FedEx Corp.	670	(92.4%)	(24,367)
Tech Data Corp.*	1,119	(96.3%)	(25,379)
Cirrus Logic, Inc.*	5,520	(98.6%)	(26,003)
Owens-Illinois, Inc.*	5,244	(99.4%)	(26,194)
AECOM*	9,252	(102.1%)	(26,929)
Sanderson Farms, Inc.	1,615	(108.8%)	(28,688)
Coherent, Inc.*	580	(113.0%)	(29,793)
Principal Financial Group, Inc.	2,862	(113.3%)	(29,879)
Tyson Foods, Inc. — Class A	5,235	(120.8%)	(31,855)
Gilead Sciences, Inc.	3,697	(120.9%)	(31,875)
PACCAR, Inc.	3,840	(142.4%)	(37,555)
Owens Corning	1,970	(145.9%)	(38,454)
McKesson Corp.	2,223	(147.1%)	(38,771)
Pilgrim's Pride Corp.*	10,959	(229.5%)	(60,494)
Molson Coors Brewing Co. — Class B	5,230	(232.2%)	(61,219)
Copa Holdings S.A. — Class A	2,205	(246.5%)	(64,997)
Cummins, Inc.	2,219	(261.8%)	(69,013)
Ingredion, Inc.	4,101	(311.6%)	(82,174)
Cardinal Health, Inc.	6,042	(316.6%)	(83,496)
Total Custom Basket of Long Securities			$26,364

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

CUSTOM BASKET OF SHORT SECURITIES[18]
	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Healthcare Services Group, Inc.	(34,200)	(2.9%)	$314,949
Albemarle Corp.	(5,212)	(1.9%)	211,108
ABM Industries, Inc.	(42,804)	(1.8%)	190,939
Goldman Sachs Group, Inc.	(6,659)	(1.5%)	163,465
LendingTree, Inc.*	(1,867)	(1.1%)	120,995
NewMarket Corp.	(5,236)	(1.1%)	120,784
National Instruments Corp.	(17,587)	(0.9%)	101,869
Sensient Technologies Corp.	(10,224)	(0.9%)	99,784
Charles Schwab Corp.	(20,107)	(0.6%)	65,971
Nucor Corp.	(9,868)	(0.5%)	57,966
Robert Half International, Inc.	(11,295)	(0.5%)	53,152
Compass Minerals International, Inc.	(19,818)	(0.5%)	51,967
Texas Capital Bancshares, Inc.*	(6,591)	(0.5%)	51,951
Marriott International, Inc. — Class A	(4,159)	(0.5%)	51,340
Halliburton Co.	(17,250)	(0.4%)	48,026
SEI Investments Co.	(8,088)	(0.4%)	45,628
Workday, Inc. — Class A*	(4,169)	(0.4%)	44,979
First Horizon National Corp.	(34,412)	(0.4%)	40,104
Pinnacle Financial Partners, Inc.	(14,381)	(0.4%)	38,289
Ball Corp.	(12,913)	(0.3%)	36,845
Air Products & Chemicals, Inc.	(3,388)	(0.3%)	33,071
Sterling Bancorp	(31,037)	(0.3%)	32,207
Valley National Bancorp	(69,218)	(0.3%)	31,432
Camden Property Trust	(13,115)	(0.3%)	28,356
Palo Alto Networks, Inc.*	(2,400)	(0.2%)	27,210
Sealed Air Corp.	(15,497)	(0.2%)	25,452
salesforce.com, Inc.*	(9,506)	(0.2%)	25,320
Summit Materials, Inc. — Class A*	(18,291)	(0.2%)	23,994
Mosaic Co.	(16,858)	(0.2%)	23,495
Capitol Federal Financial, Inc.	(113,349)	(0.2%)	22,856
New York Community Bancorp, Inc.	(42,159)	(0.2%)	21,982
BB&T Corp.	(10,451)	(0.2%)	21,610
McDonald's Corp.	(3,981)	(0.2%)	21,479
Markel Corp.*	(2,057)	(0.2%)	21,088
Avery Dennison Corp.	(4,892)	(0.2%)	19,472
Aon plc	(3,613)	(0.2%)	19,338
Huntington Bancshares, Inc.	(32,811)	(0.2%)	19,106
RenaissanceRe Holdings Ltd.	(5,578)	(0.2%)	17,565
JBG SMITH Properties	(14,380)	(0.1%)	15,769
TripAdvisor, Inc.*	(8,520)	(0.1%)	15,008
Washington Federal, Inc.	(15,448)	(0.1%)	14,713
Investors Bancorp, Inc.	(68,434)	(0.1%)	14,377
Associated Banc-Corp.	(22,222)	(0.1%)	13,662
FireEye, Inc.*	(28,558)	(0.1%)	12,925
Schlumberger Ltd.	(9,696)	(0.1%)	12,913
Waste Management, Inc.	(6,476)	(0.1%)	12,076
MarketAxess Holdings, Inc.	(4,241)	(0.1%)	11,666
Nielsen Holdings plc	(15,786)	(0.1%)	7,569
Intercontinental Exchange, Inc.	(6,592)	(0.1%)	6,287
Wendy's Co.	(61,978)	0.0%	5,440
Martin Marietta Materials, Inc.	(3,575)	0.0%	5,333
First Republic Bank	(12,400)	0.0%	4,576
Charter Communications, Inc. — Class A*	(2,276)	0.0%	2,889
Alleghany Corp.	(848)	0.0%	2,577
Duke Energy Corp.	(6,855)	0.0%	2,321
Multi-Color Corp.	(10,247)	0.0%	1,944
Aramark	(33,260)	0.0%	815
Royal Gold, Inc.	(5,387)	0.0%	(469)
IBERIABANK Corp.	(7,113)	0.0%	(606)
Platform Specialty Products Corp.*	(41,180)	0.0%	(975)
PPG Industries, Inc.	(4,813)	0.0%	(1,318)
WR Grace & Co.	(13,718)	0.0%	(2,054)
ServiceNow, Inc.*	(3,209)	0.0%	(2,160)
Essex Property Trust, Inc.	(3,205)	0.0%	(4,087)
Republic Services, Inc. — Class A	(7,759)	0.1%	(6,378)
Crown Castle International Corp.	(11,655)	0.1%	(7,170)
CyrusOne, Inc.	(16,416)	0.1%	(7,504)
Signature Bank*	(4,244)	0.1%	(8,180)
AptarGroup, Inc.	(12,623)	0.1%	(8,981)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
KAR Auction Services, Inc.	(12,995)	0.1%	$(9,157)
Everest Re Group Ltd.	(2,187)	0.1%	(10,030)
Marsh & McLennan Companies, Inc.	(6,085)	0.1%	(10,290)
People's United Financial, Inc.	(27,724)	0.1%	(11,110)
Commercial Metals Co.	(50,077)	0.1%	(12,955)
MSA Safety, Inc.	(11,544)	0.1%	(13,823)
Equifax, Inc.	(4,503)	0.2%	(18,012)
Alliant Energy Corp.	(14,774)	0.2%	(19,842)
National Oilwell Varco, Inc.	(16,417)	0.2%	(21,866)
Sherwin-Williams Co.	(3,199)	0.2%	(26,534)
Equinix, Inc.	(2,061)	0.2%	(26,632)
Tesla, Inc.*	(966)	0.2%	(26,762)
Texas Roadhouse, Inc. — Class A	(8,194)	0.3%	(27,821)
NiSource, Inc.	(23,712)	0.3%	(28,042)
Dominion Energy, Inc.	(19,093)	0.3%	(30,312)
Invitation Homes, Inc.	(46,023)	0.3%	(30,840)
Eaton Vance Corp.	(10,310)	0.3%	(31,040)
Vornado Realty Trust	(15,673)	0.3%	(32,318)
Vulcan Materials Co.	(8,565)	0.3%	(32,785)
DTE Energy Co.	(5,182)	0.3%	(34,976)
Alexandria Real Estate Equities, Inc.	(12,879)	0.3%	(35,455)
Costco Wholesale Corp.	(2,427)	0.3%	(35,950)
Amazon.com, Inc.*	(311)	0.3%	(36,400)
Glacier Bancorp, Inc.	(14,586)	0.3%	(36,760)
Realty Income Corp.	(15,052)	0.3%	(37,585)
American Tower Corp. — Class A	(6,191)	0.4%	(38,351)
WEC Energy Group, Inc.	(8,407)	0.4%	(41,607)
Cannae Holdings, Inc.*	(39,044)	0.4%	(42,445)
Eversource Energy	(9,526)	0.4%	(45,444)
Douglas Emmett, Inc.	(32,056)	0.4%	(45,568)
Parsley Energy, Inc. — Class A*	(17,821)	0.4%	(47,281)
IHS Markit Ltd.*	(46,803)	0.4%	(47,379)
Extraction Oil & Gas, Inc.*	(46,506)	0.4%	(48,394)
Federal Realty Investment Trust	(4,266)	0.4%	(48,796)
Terreno Realty Corp.	(48,084)	0.5%	(51,716)
TransDigm Group, Inc.	(2,184)	0.5%	(54,586)
AvalonBay Communities, Inc.	(4,082)	0.5%	(55,986)
FactSet Research Systems, Inc.	(3,847)	0.5%	(56,958)
Equity LifeStyle Properties, Inc.	(19,959)	0.6%	(62,756)
Equity Residential	(8,129)	0.6%	(65,935)
HCP, Inc.	(32,726)	0.6%	(66,129)
SBA Communications Corp.*	(5,670)	0.6%	(67,081)
Boston Properties, Inc.	(11,012)	0.7%	(71,128)
RPM International, Inc.	(9,733)	0.7%	(71,498)
Booking Holdings, Inc.*	(367)	0.7%	(71,810)
Ellie Mae, Inc.*	(4,467)	0.7%	(72,332)
Gartner, Inc.*	(6,265)	0.7%	(75,699)
Ashland Global Holdings, Inc.	(10,247)	0.7%	(76,361)
Hudson Pacific Properties, Inc.	(25,325)	0.7%	(77,864)
American Campus Communities, Inc.	(30,039)	0.7%	(79,019)
SL Green Realty Corp.	(9,970)	0.7%	(81,482)
Covanta Holding Corp.	(139,042)	0.7%	(81,550)
Redwood Trust, Inc.	(45,235)	0.8%	(82,732)
Allegheny Technologies, Inc.*	(39,752)	0.8%	(82,807)
Rexford Industrial Realty, Inc.	(37,302)	0.8%	(84,139)
American Water Works Company, Inc.	(14,482)	0.8%	(85,928)
Ultimate Software Group, Inc.*	(2,680)	0.8%	(87,609)
Diamondback Energy, Inc.	(5,291)	0.8%	(87,658)
Digital Realty Trust, Inc.	(12,701)	0.8%	(88,218)
Semtech Corp.*	(12,526)	0.8%	(92,066)
Pegasystems, Inc.	(12,273)	0.9%	(92,684)
South Jersey Industries, Inc.	(22,008)	0.9%	(93,055)
Howard Hughes Corp.*	(9,917)	0.9%	(95,858)
PriceSmart, Inc.	(16,061)	0.9%	(102,595)
Healthcare Trust of America, Inc. — Class A	(73,094)	1.0%	(104,158)
Axis Capital Holdings Ltd.	(22,243)	1.0%	(104,701)
Cornerstone OnDemand, Inc.*	(11,588)	1.0%	(105,256)
Under Armour, Inc. — Class A*	(27,590)	1.0%	(109,949)
White Mountains Insurance Group Ltd.	(1,405)	1.1%	(115,457)
Ecolab, Inc.	(15,490)	1.1%	(121,114)
FMC Corp.	(12,062)	1.1%	(125,084)
Public Storage	(5,364)	1.2%	(127,190)
Southern Copper Corp.	(38,686)	1.2%	(131,636)
Tyler Technologies, Inc.*	(3,913)	1.2%	(131,772)
Duke Realty Corp.	(37,581)	1.3%	(145,991)
WD-40 Co.	(3,936)	1.4%	(149,386)
SPS Commerce, Inc.*	(9,508)	1.4%	(149,929)
RLI Corp.	(22,276)	1.4%	(150,818)
Hess Corp.	(17,255)	1.4%	(152,570)
Monolithic Power Systems, Inc.	(7,856)	1.4%	(153,940)
Moody's Corp.	(6,666)	1.4%	(157,817)
Sun Communities, Inc.	(22,641)	1.5%	(163,656)
HB Fuller Co.	(44,843)	1.5%	(164,633)
Vail Resorts, Inc.	(2,638)	1.5%	(168,486)
Kilroy Realty Corp.	(16,768)	1.6%	(170,861)
Retail Opportunity Investments Corp.	(77,933)	1.6%	(171,398)
UDR, Inc.	(42,149)	1.6%	(176,548)
Mobile Mini, Inc.	(43,787)	1.7%	(180,804)
Tetra Tech, Inc.	(21,385)	1.7%	(188,013)
Ollie's Bargain Outlet Holdings, Inc.*	(6,644)	1.7%	(188,651)
Ingevity Corp.*	(8,509)	1.7%	(190,475)
PTC, Inc.*	(6,214)	1.8%	(196,138)
EastGroup Properties, Inc.	(15,270)	1.9%	(203,196)
CarMax, Inc.*	(22,024)	1.9%	(203,380)
MSCI, Inc. — Class A	(5,653)	1.9%	(210,188)
Pool Corp.	(4,851)	1.9%	(211,610)
Crocs, Inc.*	(25,679)	2.2%	(244,669)
TransUnion	(15,469)	2.4%	(264,703)
Shake Shack, Inc. — Class A*	(10,331)	2.5%	(267,173)
ASGN, Inc.*	(28,018)	2.8%	(301,223)
Balchem Corp.	(18,726)	3.1%	(339,477)
Insperity, Inc.	(9,491)	3.1%	(340,719)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Verisk Analytics, Inc. — Class A*	(22,690)	3.5%	$(378,132)
Rollins, Inc.	(47,035)	3.6%	(390,513)
Exponent, Inc.	(40,651)	4.0%	(430,426)
Cintas Corp.	(12,648)	4.0%	(440,560)
Team, Inc.*	(49,055)	4.4%	(492,600)
Copart, Inc.*	(24,270)	4.4%	(494,679)
CoStar Group, Inc.*	(5,870)	5.3%	(583,163)
Total Custom Basket of Short Securities			$(10,892,521)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $250,705,372 (cost $252,233,703) or 3.5% of total net assets.
[2]	Affiliated issuer.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[4]	Zero coupon rate security.
[5]	Rate indicated is the 7 day yield as of June 30, 2018.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,514,355,700 (cost $2,509,384,730), or 35.0% of total net assets.
[7]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $37,509,122 (cost $45,956,225), or 0.5% of total net assets — See Note 6.
[9]	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[10]	Payment-in-kind security.
[11]	Perpetual maturity.
[12]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[13]	All or a portion of this security has been physically segregated in connection with reverse repurchase agreements. As of June 30, 2018, the total market value of segregated securities was $3,794,070.
[14]	Security is in default of interest and/or principal obligations.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[17]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
[18]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
[19]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

BofA	Bank of America
BRL	Brazilian Real
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CZK	Czech Koruna
EUR	Euro
EURIBOR	European Interbank Offered Rate
GBP	British Pound
HUF	Hungarian Forint
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
REIT	Real Estate Investment Trust
USD	United States Dollar
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$180,775,931	$205,315	$11,755,700	$192,736,946
Preferred Stocks	—	15,738,104	—	15,738,104
Exchange-Traded Funds	16,186,380	—	—	16,186,380
Mutual Funds	757,497,749	—	—	757,497,749
Money Market Funds	82,554,788	—	—	82,554,788
Asset-Backed Securities	—	2,004,263,178	67,124,973	2,071,388,151
Collateralized Mortgage Obligations	—	1,382,069,419	103,351,488	1,485,420,907
Senior Floating Rate Interests	—	783,067,872	78,846,335	861,914,207
Foreign Government Debt	—	461,429,479	—	461,429,479
Corporate Bonds	—	360,511,630	45,366,015	405,877,645
Senior Fixed Rate Interests	—	—	4,588,091	4,588,091
Municipal Bonds	—	875,000	—	875,000
Commercial Paper	—	547,197,391	—	547,197,391
Repurchase Agreements	—	257,230,423	—	257,230,423
Options Purchased	57,557,525	12,536,258	—	70,093,783
Credit Default Swap Agreements*	—	70,050	—	70,050
Interest Rate Swap Agreements*	—	3,849,781	—	3,849,781
Forward Foreign Currency Exchange Contracts*	—	32,131,327	—	32,131,327
Custom Basket Swap Agreements*	—	26,364	—	26,364
Total Assets	$1,094,572,373	$5,861,201,591	$311,032,602	$7,266,806,566

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds Sold Short	$—	$21,367,065	$—	$21,367,065
Options Written	28,660,769	3,438,885	—	32,099,654
Credit Default Swap Agreements*	—	54,689	—	54,689
Forward Foreign Currency Exchange Contracts*	—	2,031,420	—	2,031,420
Custom Basket Swap Agreements*	—	10,892,521	—	10,892,521
Unfunded Loan Commitments (Note 5)	—	784,076	979,251	1,763,327
Total Liabilities	$28,660,769	$38,568,656	$979,251	$68,208,676

*	This derivative is reported as unrealized gain/loss at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,560,880 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$42,879,337	Yield Analysis	Yield	6.2%	—
Asset-Backed Securities	15,009,912	Model Price	Market Comparable Yield	4.4%	—
Asset-Backed Securities	9,235,724	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Collateralized Mortgage Obligations	103,351,488	Option Adjusted Spread off prior month trade price	Trade Price	—	—
Common Stocks	6,253,022	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Common Stocks	5,502,672	Enterprise Value	Valuation Multiple	5.4x-8.8x	5.5x
Corporate Bonds	43,734,919	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Corporate Bonds	1,631,096	Model Price	Market Comparable Yields	10.0%-10.1%	10.1%
Senior Fixed Rate Interests	4,588,091	Yield Analysis	Yield	11.8%	—
Senior Floating Rate Interests	70,163,628	Yield Analysis	Yield	4.8%-9.4%	8.1%
Senior Floating Rate Interests	4,418,381	Enterprise Value	Valuation Multiple	9.1x-11.1x	9.9x
Senior Floating Rate Interests	1,578,116	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	1,530,208	Model Price	Market Comparable Yields	6.3%	—
Senior Floating Rate Interests	1,156,002	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Total Assets	$311,032,596

Liabilities:
Unfunded Loan Commitments	$979,251	Model Price	Purchase Price	—	—

Significant changes in an indicative quote, yield, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, the Fund had securities with a total value of $8,999,735 transfer into Level 3 from Level 2 due to lack of observable inputs and securities with a total value of $63,907,674 transferred out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs. As of June 30, 2018, the Fund had liabilities with a total value of $763,129 transfer from Level 3 to Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:

	Assets						Liabilities
	Senior Floating/Fixed Rate Interests	Asset-Backed Securities	Corporate Bonds	Common Stocks	Collateralized Mortgage Obligations	Total Assets	Unfunded Loan Commitments
Beginning Balance	$73,160,403	$59,045,623	$59,762,406	$296,976	$97,480,054	$289,745,462	$(1,610,986)
Purchases/(Receipts)	39,844,461	15,300,000	5,318,725	11,179,365	106,977,719	178,620,270	1,586,518
(Sales, maturities and paydowns)/Fundings	(36,935,959)	(1,920,532)	(5,653,569)	(1,000)	(60,646,407)	(105,157,467)	(1,648,145)
Amortization of discounts/premiums	631,100	9,606	312,254	—	779,405	1,732,365	—
Total realized gains or losses included in earnings	629,063	-	411,855	442	-	1,041,360	685,598
Total change in unrealized gains or losses included in earnings	160,069	(949,446)	(417,368)	279,954	885,342	(41,449)	(755,365)
Transfers into Level 3	8,947,297	52,437	-	1	-	8,999,735	-
Transfers out of Level 3	(3,002,008)	(4,412,715)	(14,368,288)	(38)	(42,124,625)	(63,907,674)	763,129
Ending Balance	$83,434,426	$67,124,973	$45,366,015	$11,755,700	$103,351,488	$311,032,602	$(979,251)
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2018	$(70,361)	$(742,037)	$(1,000,850)	$338,999	$116,286	$(1,357,963)	$(274,978)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

BNP Paribas			Mastr Specialized Loan Trust
2.56%			2.35%
07/27/18 - 08/01/18	$99,796,450	$100,290,911	06/25/46	$50,000,000	$47,355,000

			Freddie Mac Structured Agency Credit Risk Debt Notes
			7.64%
			07/25/28	29,800,000	36,421,560

			Fannie Mae Connecticut Avenue Securities
			4.69%
			Perpetual Maturity	15,561,000	16,398,182

			JP Morgan Mortgage Acquisition Corp.
			2.71%
			12/25/35	16,459,000	16,090,318

			Morgan Stanley Capital Trust
			2.77%
			09/25/35	17,232,258	14,668,098

			Nationstar Home Equity Loan Trust
			2.41%
			4/25/2037	11,731,000	11,356,781
			Morgan Stanley Capital Trust
			2.24%
			11/25/36	11,753,000	8,290,566

			Morgan Stanley Capital Trust
			2.87%
			01/25/35	6,335,000	5,994,177

			Park Place Securities Inc Asset-Backed Pass-Through Certificates Series
			3.37%
			12/25/34	844,000	841,721

			First Franklin Mortgage Loan Trust.
			2.59%
			12/25/35	779,000	661,449

				$160,494,258	$158,077,852

Jefferies & Company, Inc.
2.70% - 3.17%
06/30/18-07/30/18*	$81,365,000	$81,488,191	JF Funding LLC
			0.00%
			08/01/18	$37,268,327	$37,268,327

			Metropolitan Transportation Authority
			5.00%
			05/15/20	30,455,000	32,181,799

			Metropolitan Transportation Authority
			4.00%
			05/15/19	18,400,000	18,777,200

			City of Chicago IL
			6.31%
			01/01/44	2,000,000	2,040,400

			California Municipal Finance Authority
			5.00%
			12/31/27	1,155,000	1,339,454
				$89,278,327	$91,607,180

Deutsche Bank			Great Wolf Trust
2.63%			6.29%
08/27/18	$52,798,640	$53,161,220	09/15/34	$49,000,000	$49,259,700

			COMM Mortgage Trust
			6.35%
			02/13/32	16,830,000	16,895,637
				$65,830,000	$66,155,337
Barclays
(5.50%) - 2.40%
Open Maturity*	$18,254,333	$18,254,333	Park-Ohio Industries Inc
			6.63%
			04/15/27	$1,400,000	$1,417,500

			INEOS Group Holdings SA
			5.63%
			08/01/24	1,100,000	1,083,500

			AK Steel Corp
			6.38%
			10/15/25	1,000,000	930,000

			Monitronics International Inc
			9.13%
			04/01/20	650,000	417,625

			Herc Rentals Inc
			7.75%
			06/01/24	200,000	213,500

			Seagate HDD Cayman
			4.75%
			01/01/25	8,000,000	7,672,800

			Tenet Healthcare Corp
			8.13%
			04/01/22	1,925,000	2,012,588

			Gogo Intermediate Holdings LLC / Gogo Finance Co Inc
			12.50%
			07/01/22	800,000	854,000

			Staples Inc
			8.50%
			09/15/25	300,000	279,750

			Quorum Health Corp
			11.63%
			04/15/23	1,500,000	1,500,000

			Cheniere Energy Partners LP
			5.25%
			10/01/25	1,290,000	1,258,395
				$18,165,000	$17,639,658

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Citigroup Global Markets
(6.50%) - 1.37%
Open Maturity*	$5,016,000	$5,016,000	Gogo Intermediate Holdings LLC / Gogo Finance Co Inc
			12.50%
			07/01/22	$600,000	$640,500

			Tenet Healthcare Corp
			8.13%
			04/01/22	500,000	522,750

			Wind Tre SpA
			5.00%
			01/20/26	1,850,000	1,466,125

			TMS International Corp
			7.25%
			08/15/25	800,000	818,000

			Staples Inc
			8.50%
			09/15/25	1,100,000	1,025,750

			Monitronics International Inc
			9.13%
			04/01/20	300,000	192,750
				$5,150,000	$4,665,875

*	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18		Face Amount/ Shares 06/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Alpha Opportunity Fund - Institutional Class	$166,996,450		$8,120,854	$–	$–	$(15,700,375)	$159,416,929		5,863,072	$–	$8,120,854
Guggenheim Floating Rate Strategies Fund - Institutional Class	12,926,051		416,440	–	–	(137,429)	13,205,062		512,420	416,158	–
Guggenheim Limited Duration Fund - Institutional Class	297,474,146		5,653,453	–	–	(1,932,071)	301,195,528		12,199,090	5,626,851	–
Guggenheim Risk Managed Real Estate Fund - Institutional Class	15,005,412		750,776	–	–	(385,706)	15,370,482		524,948	229,662	521,113
Guggenheim Strategy Fund I	87,752,252		1,736,928	–	–	(246,566)	89,242,614		3,564,002	1,701,051	33,358
Guggenheim Strategy Fund II	98,202,891		2,052,321	–	–	(276,780)	99,978,432		4,000,738	1,996,628	52,555
Guggenheim Strategy Fund III	–		79,277,257	–	–	(188,555)	79,088,702		3,164,814	1,251,447	19,023
Common Stocks
Targus Group International Equity, Inc*,1	19.586		–	(1,000)	442	14,149	33,177		12,773	–	–
Senior Floating Rate Interests
Aspect Software, Inc., 12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	1,021,935		–	(20,107)	–	(56,975)	944,853		1,018,709	94,080	–
Targus Group International, Inc. due 05/24/16[1,3]	–	**	–	–	–	–	–	**	152,876	–	–
Exchange-Traded Funds
Guggenheim Solar ETF[4]	15,170,155		–	–	–	–	–		–	311,741	–
	$694,568,878		$98,008,029	$(21,107)	$442	$(18,910,308)	$758,475,779			$11,627,618	$8,746,903

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued and affiliated securities amounts to $33,177, (cost $161,586) or less than 0.1% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[4]	Security is no longer an affiliated entity as a result of Invesco’s acquisition of Guggenheim Investments ETF business.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 80.6%
REITs - 80.6%
REITs-Diversified - 20.5%
Equinix, Inc.	424	$182,273
STORE Capital Corp.	6,526	178,812
Retail Properties of America, Inc. — Class A	13,556	173,246
Alexander & Baldwin, Inc.	5,425	127,487
GEO Group, Inc.	4,495	123,792
CoreCivic, Inc.	5,173	123,583
Crown Castle International Corp.	1,143	123,238
Weyerhaeuser Co.	3,347	122,032
American Tower Corp. — Class A	829	119,517
Total REITs-Diversified		1,273,980
REITs-Health Care - 11.9%
HCP, Inc.	7,303	188,563
Healthcare Trust of America, Inc. — Class A	6,882	185,539
Healthcare Realty Trust, Inc.	6,331	184,105
Ventas, Inc.	3,194	181,898
Total REITs-Health Care		740,105
REITs-Office Property - 10.5%
Corporate Office Properties Trust	6,231	180,637
Alexandria Real Estate Equities, Inc.	1,403	177,017
JBG SMITH Properties	4,821	175,822
Empire State Realty Trust, Inc. — Class A	6,912	118,195
Total REITs-Office Property		651,671
REITs-Warehouse/Industries - 9.4%
EastGroup Properties, Inc.	2,169	207,270
Rexford Industrial Realty, Inc.	6,292	197,506
Liberty Property Trust	4,011	177,808
Total REITs-Warehouse/Industries		582,584
REITs-Hotels - 7.7%
MGM Growth Properties LLC — Class A	8,163	248,645
Sunstone Hotel Investors, Inc.	6,996	116,274
Apple Hospitality REIT, Inc.	6,485	115,952
Total REITs-Hotels		480,871
REITs-Shopping Centers - 5.9%
Regency Centers Corp.	3,071	190,648
Urban Edge Properties	7,745	177,128
Total REITs-Shopping Centers		367,776
REITs-Manufactured Homes - 5.6%
Sun Communities, Inc.	1,991	194,879
Equity LifeStyle Properties, Inc.	1,649	151,543
Total REITs-Manufactured Homes		346,422
REITs-Apartments - 4.8%
Apartment Investment & Management Co. — Class A	4,192	177,322
Essex Property Trust, Inc.	504	120,491
Total REITs-Apartments		297,813
REITs-Storage - 2.9%
Life Storage, Inc.	1,841	179,148
REITs-Regional Malls - 1.4%
Taubman Centers, Inc.	1,494	87,787
Total REITs		5,008,157
Total Common Stocks
(Cost $4,689,676)		5,008,157

MONEY MARKET FUND† - 27.2%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.72%[1]	1,690,196	1,690,196
Total Money Market Fund
(Cost $1,690,196)		1,690,196
Total Investments - 107.8%
(Cost $6,379,872)		$6,698,353
Other Assets & Liabilities, net - (7.8)%		(482,928)
Total Net Assets - 100.0%		$6,215,425

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Loss
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Market Neutral Real Estate Portfolio Short Custom Basket Swap[2]	1.47%	At Maturity	07/22/19	$5,016,404	$(84,468)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

CUSTOM BASKET OF SHORT SECURITIES[2]
	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Lexington Realty Trust	(13,180)	(21.2%)	$17,938
VEREIT, Inc.	(15,715)	(18.4%)	15,558
Senior Housing Properties Trust	(13,010)	(10.9%)	9,224
Government Properties Income Trust	(2,058)	(5.7%)	4,808
Jones Lang LaSalle, Inc.	(736)	(3.4%)	2,832
Kimco Realty Corp.	(12,091)	(2.5%)	2,085
Realogy Holdings Corp.	(4,817)	(2.0%)	1,713
Piedmont Office Realty Trust, Inc. — Class A	(11,153)	(2.0%)	1,659
iShares U.S. Real Estate ETF	(8,363)	(1.3%)	1,138
Omega Healthcare Investors, Inc.	(6,588)	(0.5%)	385
Paramount Group, Inc.	(13,318)	(0.3%)	260
Sabra Health Care REIT, Inc.	(5,433)	(0.2%)	141
Howard Hughes Corp.*	(889)	0.3%	(216)
Chesapeake Lodging Trust	(3,701)	0.5%	(434)
UDR, Inc.	(3,183)	0.7%	(560)
Industrial Logistics Properties Trust	(6,405)	0.9%	(759)
Mid-America Apartment Communities, Inc.	(1,785)	1.9%	(1,573)
PS Business Parks, Inc.	(1,402)	2.6%	(2,212)
Americold Realty Trust	(5,643)	3.0%	(2,512)
CBRE Group, Inc. — Class A*	(2,526)	4.4%	(3,752)
Global Net Lease, Inc.	(7,399)	7.8%	(6,560)
Welltower, Inc.	(1,892)	8.0%	(6,751)
Digital Realty Trust, Inc.	(1,653)	10.6%	(8,983)
STAG Industrial, Inc.	(4,501)	11.2%	(9,448)
American Assets Trust, Inc.	(5,389)	11.2%	(9,498)
Acadia Realty Trust	(6,261)	15.3%	(12,890)
Washington Prime Group, Inc.	(10,876)	16.9%	(14,301)
Hersha Hospitality Trust	(5,478)	23.1%	(19,501)
Hospitality Properties Trust	(5,952)	23.5%	(19,840)
Columbia Property Trust, Inc.	(9,809)	26.5%	(22,419)
Total Custom Basket of Short Securities			$(84,468)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2018.
[2]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,008,157	$—	$—	$5,008,157
Money Market Fund	1,690,196	—	—	1,690,196
Total Assets	$6,698,353	$—	$—	$6,698,353

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements*	$—	$84,468	$—	$84,468

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 96.2%
Financial - 26.5%
Zions Bancorporation	173,594	$9,146,668
KeyCorp	463,390	9,054,641
Huntington Bancshares, Inc.	560,223	8,268,891
Wintrust Financial Corp.	89,968	7,831,714
Equity Commonwealth REIT*	206,832	6,515,208
Alleghany Corp.	10,222	5,877,343
Umpqua Holdings Corp.	251,296	5,676,777
Alexandria Real Estate Equities, Inc. REIT	42,650	5,381,151
Alliance Data Systems Corp.	22,290	5,198,028
Prosperity Bancshares, Inc.	71,570	4,892,525
Sun Communities, Inc. REIT	48,006	4,698,827
Voya Financial, Inc.	95,943	4,509,321
First Horizon National Corp.	250,528	4,469,419
Cousins Properties, Inc. REIT	440,506	4,268,503
National Storage Affiliates Trust REIT	124,414	3,834,440
CoreCivic, Inc. REIT	150,236	3,589,138
IBERIABANK Corp.	45,767	3,469,139
Pinnacle Financial Partners, Inc.	52,165	3,200,323
LaSalle Hotel Properties REIT	85,948	2,942,000
Redwood Trust, Inc. REIT	172,208	2,836,266
Camden Property Trust REIT	29,462	2,684,872
Federal Agricultural Mortgage Corp. — Class C	26,691	2,388,311
Radian Group, Inc.	146,561	2,377,219
Lexington Realty Trust REIT	272,274	2,376,952
Howard Hughes Corp.*	16,738	2,217,785
BankUnited, Inc.	54,005	2,206,104
Physicians Realty Trust REIT	137,446	2,190,889
American National Insurance Co.	10,072	1,204,511
Hilltop Holdings, Inc.	49,687	1,096,592
Customers Bancorp, Inc.*	11,453	325,036
Total Financial		124,728,593
Consumer, Non-cyclical - 15.0%
Hormel Foods Corp.	230,908	8,592,087
Bunge Ltd.	99,244	6,918,299
Ingredion, Inc.	53,827	5,958,649
Emergent BioSolutions, Inc.*	111,333	5,621,203
Eagle Pharmaceuticals, Inc.*	64,019	4,843,677
Premier, Inc. — Class A*	121,265	4,411,621
Encompass Health Corp.	62,746	4,249,159
Myriad Genetics, Inc.*	113,534	4,242,766
Central Garden & Pet Co. — Class A*	96,179	3,892,364
Euronet Worldwide, Inc.*	45,684	3,826,949
US Foods Holding Corp.*	68,301	2,583,144
SP Plus Corp.*	63,838	2,374,773
Hostess Brands, Inc.*	174,494	2,373,118
Perrigo Company plc	30,037	2,189,998
Fresh Del Monte Produce, Inc.	47,706	2,125,302
ACCO Brands Corp.	134,835	1,867,465
Quest Diagnostics, Inc.	13,266	1,458,464
Sanderson Farms, Inc.	11,301	1,188,300
Inovio Pharmaceuticals, Inc.*	285,661	1,119,791
MoneyGram International, Inc.*	132,788	888,352
Total Consumer, Non-cyclical		70,725,481
Industrial - 13.8%
Crane Co.	65,277	5,230,646
FLIR Systems, Inc.	97,776	5,081,419
Carlisle Companies, Inc.	42,567	4,610,432
WestRock Co.	70,890	4,042,148
Scorpio Tankers, Inc.	1,197,928	3,366,178
ITT, Inc.	61,242	3,201,119
Gentex Corp.	138,072	3,178,418
Hub Group, Inc. — Class A*	51,283	2,553,894
Greenbrier Companies, Inc.	48,075	2,535,956
GasLog Ltd.	130,344	2,489,570
KLX, Inc.*	34,455	2,477,315
AAR Corp.	52,954	2,461,831
Park Electrochemical Corp.	105,474	2,445,942
Snap-on, Inc.	15,048	2,418,515
Corning, Inc.	86,718	2,385,612
Jacobs Engineering Group, Inc.	36,943	2,345,511
Huntington Ingalls Industries, Inc.	10,484	2,272,826
Celadon Group, Inc.*	754,880	2,257,091
Rexnord Corp.*	76,713	2,229,280
Kirby Corp.*	18,332	1,532,555
Plexus Corp.*	20,660	1,230,096
TriMas Corp.*	40,983	1,204,900
Oshkosh Corp.	17,085	1,201,417
Valmont Industries, Inc.	7,839	1,181,729
Astec Industries, Inc.	19,422	1,161,436
Total Industrial		65,095,836
Utilities - 9.9%
OGE Energy Corp.	227,518	8,010,909
Ameren Corp.	104,946	6,385,964
Portland General Electric Co.	121,208	5,182,854
Pinnacle West Capital Corp.	58,615	4,722,024
AES Corp.	341,865	4,584,410
UGI Corp.	86,569	4,507,648
Black Hills Corp.	71,521	4,377,801
Edison International	53,742	3,400,256
ONE Gas, Inc.	40,060	2,994,084
Southwest Gas Holdings, Inc.	31,552	2,406,471
Total Utilities		46,572,421
Consumer, Cyclical - 9.9%
PVH Corp.	59,123	8,851,895
UniFirst Corp.	43,792	7,746,805
DR Horton, Inc.	142,837	5,856,317
Caleres, Inc.	106,567	3,664,839
Acushnet Holdings Corp.	148,501	3,632,335
GMS, Inc.*	106,432	2,883,243
Newell Brands, Inc.	102,541	2,644,532
LCI Industries	28,454	2,565,128
JetBlue Airways Corp.*	123,957	2,352,704
Unifi, Inc.*	66,241	2,099,840
Movado Group, Inc.	40,508	1,956,536
Genesco, Inc.*	29,490	1,170,753
Goodyear Tire & Rubber Co.	46,095	1,073,553
Total Consumer, Cyclical		46,498,480
Energy - 8.7%
Oasis Petroleum, Inc.*	542,954	7,042,113
Whiting Petroleum Corp.*	120,601	6,358,085
Hess Corp.	90,842	6,076,421
Rowan Companies plc — Class A*	311,132	5,046,561
Range Resources Corp.	277,596	4,644,181
Kinder Morgan, Inc.	215,203	3,802,637

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 96.2% (continued)
Energy - 8.7% (continued)
MRC Global, Inc.*	132,098	$2,862,564
Cimarex Energy Co.	24,618	2,504,635
Antero Resources Corp.*	63,673	1,359,419
Gulfport Energy Corp.*	88,151	1,108,058
Total Energy		40,804,674
Technology - 4.4%
Cray, Inc.*	289,908	7,131,737
Conduent, Inc.*	228,303	4,148,266
Super Micro Computer, Inc.*	158,919	3,758,434
Maxwell Technologies, Inc.*	578,897	3,010,264
Qorvo, Inc.*	32,773	2,627,411
Total Technology		20,676,112
Basic Materials - 4.3%
Reliance Steel & Aluminum Co.	66,745	5,842,858
Nucor Corp.	88,426	5,526,625
Ashland Global Holdings, Inc.	30,628	2,394,497
Alcoa Corp.*	48,729	2,284,415
Tahoe Resources, Inc.*	447,792	2,203,137
Huntsman Corp.	73,886	2,157,471
Total Basic Materials		20,409,003
Communications - 3.7%
Ciena Corp.*	228,959	6,069,703
Acacia Communications, Inc.*	118,536	4,126,238
Finisar Corp.*	200,222	3,603,996
Viavi Solutions, Inc.*	328,599	3,364,854
Total Communications		17,164,791
Total Common Stocks
(Cost $391,001,954)		452,675,391

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	858,334	251
Total Convertible Preferred Stocks
(Cost $819,654)		251

MONEY MARKET FUND† - 4.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[3]	19,302,937	19,302,937
Total Money Market Fund
(Cost $19,302,937)		19,302,937
Total Investments - 100.3%
(Cost $411,124,545)		$471,978,579
Other Assets & Liabilities, net - (0.3)%		(1,343,836)
Total Net Assets - 100.0%		$470,634,743

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $251, (cost $819,654) or 0.0% of total net assets.
[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$452,675,391	$—	$—	$452,675,391
Money Market Fund	19,302,937	—	—	19,302,937
Convertible Preferred Stocks	—	—	251	251
Total Assets	$471,978,328	$—	$251	$471,978,579

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 96.2%
Financial - 26.6%
Zions Bancorporation	26,779	$1,410,985
KeyCorp	71,197	1,391,189
Huntington Bancshares, Inc.	86,143	1,271,471
Wintrust Financial Corp.	14,013	1,219,832
Equity Commonwealth REIT*	31,813	1,002,109
Alleghany Corp.	1,585	911,327
Umpqua Holdings Corp.	38,910	878,977
Alexandria Real Estate Equities, Inc. REIT	6,572	829,189
Alliance Data Systems Corp.	3,439	801,975
Prosperity Bancshares, Inc.	11,074	757,019
Sun Communities, Inc. REIT	7,644	748,195
Voya Financial, Inc.	14,752	693,344
First Horizon National Corp.	38,508	686,983
Cousins Properties, Inc. REIT	68,166	660,529
National Storage Affiliates Trust REIT	19,106	588,847
CoreCivic, Inc. REIT	23,232	555,012
IBERIABANK Corp.	7,054	534,693
Pinnacle Financial Partners, Inc.	8,213	503,868
Redwood Trust, Inc. REIT	28,581	470,729
LaSalle Hotel Properties REIT	13,323	456,046
Camden Property Trust REIT	4,613	420,383
Federal Agricultural Mortgage Corp. — Class C	4,242	379,574
Lexington Realty Trust REIT	43,429	379,135
Radian Group, Inc.	23,081	374,374
Howard Hughes Corp.*	2,582	342,115
BankUnited, Inc.	8,303	339,177
Physicians Realty Trust REIT	20,890	332,987
American National Insurance Co.	1,510	180,581
Hilltop Holdings, Inc.	7,649	168,813
Customers Bancorp, Inc.*	1,760	49,949
Total Financial		19,339,407
Consumer, Non-cyclical - 14.9%
Hormel Foods Corp.	34,928	1,299,671
Bunge Ltd.	15,332	1,068,794
Ingredion, Inc.	8,106	897,334
Emergent BioSolutions, Inc.*	17,169	866,863
Eagle Pharmaceuticals, Inc.*	9,927	751,077
Premier, Inc. — Class A*	18,451	671,247
Encompass Health Corp.	9,666	654,582
Myriad Genetics, Inc.*	17,430	651,359
Euronet Worldwide, Inc.*	7,024	588,401
Central Garden & Pet Co. — Class A*	14,527	587,907
US Foods Holding Corp.*	10,311	389,962
Hostess Brands, Inc.*	26,889	365,690
SP Plus Corp.*	9,801	364,597
Fresh Del Monte Produce, Inc.	7,387	329,091
Perrigo Company plc	4,491	327,439
ACCO Brands Corp.	21,595	299,091
Quest Diagnostics, Inc.	2,029	223,068
Sanderson Farms, Inc.	1,737	182,646
Inovio Pharmaceuticals, Inc.*	45,705	179,163
MoneyGram International, Inc.*	21,083	141,045
Total Consumer, Non-cyclical		10,839,027
Industrial - 13.9%
Crane Co.	10,090	808,512
FLIR Systems, Inc.	15,074	783,396
Carlisle Companies, Inc.	6,607	715,604
WestRock Co.	10,900	621,518
Scorpio Tankers, Inc.	189,650	532,917
ITT, Inc.	9,403	491,495
Gentex Corp.	21,325	490,902
Hub Group, Inc. — Class A*	7,989	397,852
GasLog Ltd.	20,809	397,452
KLX, Inc.*	5,519	396,816
Greenbrier Companies, Inc.	7,392	389,928
Park Electrochemical Corp.	16,568	384,212
AAR Corp.	8,219	382,101
Jacobs Engineering Group, Inc.	5,889	373,893
Snap-on, Inc.	2,313	371,745
Corning, Inc.	13,347	367,176
Rexnord Corp.*	12,131	352,527
Huntington Ingalls Industries, Inc.	1,614	349,899
Celadon Group, Inc.*	111,054	332,051
Kirby Corp.*	2,926	244,614
Plexus Corp.*	3,119	185,705
TriMas Corp.*	6,301	185,249
Astec Industries, Inc.	3,092	184,901
Oshkosh Corp.	2,627	184,731
Valmont Industries, Inc.	1,192	179,694
Total Industrial		10,104,890
Utilities - 9.9%
OGE Energy Corp.	35,190	1,239,040
Ameren Corp.	16,039	975,973
Portland General Electric Co.	18,735	801,109
AES Corp.	53,546	718,052
Pinnacle West Capital Corp.	8,857	713,520
UGI Corp.	13,217	688,209
Black Hills Corp.	11,230	687,388
Edison International	8,329	526,976
ONE Gas, Inc.	6,417	479,607
Southwest Gas Holdings, Inc.	4,868	371,282
Total Utilities		7,201,156
Consumer, Cyclical - 9.8%
PVH Corp.	9,124	1,366,045
UniFirst Corp.	6,773	1,198,144
DR Horton, Inc.	22,066	904,706
Caleres, Inc.	16,391	563,686
Acushnet Holdings Corp.	23,023	563,143
GMS, Inc.*	16,576	449,044
Newell Brands, Inc.	15,762	406,502
LCI Industries	4,377	394,586
JetBlue Airways Corp.*	18,229	345,986
Unifi, Inc.*	9,901	313,862
Movado Group, Inc.	6,222	300,523
Genesco, Inc.*	4,549	180,595
Goodyear Tire & Rubber Co.	7,113	165,662
Total Consumer, Cyclical		7,152,484
Energy - 8.7%
Oasis Petroleum, Inc.*	83,461	1,082,489
Whiting Petroleum Corp.*	18,566	978,800
Hess Corp.	14,015	937,463
Rowan Companies plc — Class A*	47,956	777,846
Range Resources Corp.	42,469	710,507
Kinder Morgan, Inc.	33,111	585,072

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 96.2% (continued)
Energy - 8.7% (continued)
MRC Global, Inc.*	20,973	$454,485
Cimarex Energy Co.	3,716	378,066
Antero Resources Corp.*	9,612	205,216
Gulfport Energy Corp.*	14,139	177,727
HydroGen Corp.*,†††,1,2	1,265,700	1
Total Energy		6,287,672
Technology - 4.4%
Cray, Inc.*	45,116	1,109,853
Conduent, Inc.*	35,347	642,255
Super Micro Computer, Inc.*	25,094	593,473
Maxwell Technologies, Inc.*	87,065	452,738
Qorvo, Inc.*	5,181	415,361
Total Technology		3,213,680
Basic Materials - 4.3%
Reliance Steel & Aluminum Co.	10,300	901,662
Nucor Corp.	13,621	851,312
Ashland Global Holdings, Inc.	4,709	368,150
Alcoa Corp.*	7,498	351,506
Tahoe Resources, Inc.	68,759	338,295
Huntsman Corp.	11,391	332,617
Total Basic Materials		3,143,542
Communications - 3.7%
Ciena Corp.*	35,438	939,461
Acacia Communications, Inc.*	18,287	636,571
Finisar Corp.*	31,090	559,620
Viavi Solutions, Inc.*	53,183	544,594
Total Communications		2,680,246
Total Common Stocks
(Cost $61,820,413)		69,962,104

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp. *,1,3	793,750	232
Total Convertible Preferred Stocks
(Cost $757,980)		232

MONEY MARKET FUND† - 3.7%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[4]	2,714,941	2,714,941
Total Money Market Fund
(Cost $2,714,941)		2,714,941
Total Investments - 99.9%
(Cost $65,293,334)		$72,677,277
Other Assets & Liabilities, net - 0.1%		64,914
Total Net Assets - 100.0%		$72,742,191

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $233, (cost $760,511) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$69,962,103	$—	$1	$69,962,104
Money Market Fund	2,714,941	—	—	2,714,941
Convertible Preferred Stock	—	—	232	232
Total Assets	$72,677,044	$—	$233	$72,677,277

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Common Stock
HydroGen Corp.	$1	$–	$–	$–	$–	$1	1,265,700	$–

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MONEY MARKET FUND† - 5.2%
Dreyfus AMT-Free Tax Exempt Cash Management Fund Institutional Shares 1.32%[1]	2,031,269	$2,031,269
Total Money Market Fund
(Cost $2,031,269)		2,031,269

	Face Amount
MUNICIPAL BONDS†† - 96.2%
California - 22.0%
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	$1,000,000	1,183,200
6.25% due 10/01/40	250,000	295,260
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,000,000	1,129,360
State of California General Obligation Unlimited
1.40% due 05/01/33	1,000,000	1,000,000
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[2]	1,000,000	654,130
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[3]	1,300,000	578,669
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	500,000	560,440
Los Angeles Department of Water & Power Power System Revenue Revenue Bonds
5.00% due 07/01/43	500,000	548,235
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	512,075
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	1,000,000	429,170
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	352,614
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	300,000	322,842
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	248,314
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[2]	250,000	241,190
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	227,138
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	203,015
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[3]	195,000	170,106
Total California		8,655,758
Texas - 10.6%
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/35	500,000	569,200
5.00% due 12/01/41	200,000	225,972
Texas Tech University Revenue Bonds
5.00% due 08/15/32	500,000	546,360
North Texas Tollway Authority Revenue Bonds
due 01/01/36[3]	1,000,000	535,690
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	352,836
Clint Independent School District General Obligation Unlimited
5.00% due 08/15/31	300,000	342,933
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	289,375
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	200,000	232,802
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	227,564
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	226,956
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	217,876
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	215,342
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	1,000,000	193,810
Total Texas		4,176,716
New Jersey - 5.7%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,000,000	1,059,980

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
MUNICIPAL BONDS†† - 96.2% (continued)
New Jersey - 5.7% (continued)
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/41	$300,000	$320,142
5.00% due 07/01/36	200,000	215,556
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	351,960
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	287,150
Total New Jersey		2,234,788
Michigan - 5.5%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,000,000	1,073,330
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	500,000	543,055
5.00% due 05/01/30	300,000	326,748
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	200,000	210,728
Total Michigan		2,153,861
Illinois - 5.4%
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	500,000	550,685
City of Chicago Illinois Wastewater Transmission Revenue Revenue Bonds
5.25% due 01/01/42	400,000	451,680
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	332,739
Chicago Board of Education General Obligation Unlimited
5.25% due 12/01/26	320,000	321,098
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	231,142
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	228,592
Total Illinois		2,115,936
Washington - 4.7%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27	500,000	512,985
5.25% due 09/01/32	500,000	511,960
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	379,408
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	228,800
State of Washington General Obligation Unlimited
5.00% due 06/01/41	195,000	209,227
Total Washington		1,842,380
New York - 3.9%
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	376,436
5.00% due 12/01/27[4]	200,000	227,216
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	217,788
5.00% due 08/01/26	200,000	211,008
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	282,153
Westchester County Healthcare Corp. Revenue Bonds
5.00% due 11/01/44	197,000	210,400
Total New York		1,525,001
Pennsylvania - 3.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	566,750
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	500,000	559,235
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	338,625
Total Pennsylvania		1,464,610
District of Columbia - 3.6%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	324,438
5.00% due 06/01/32	275,000	310,780
5.00% due 06/01/31	175,000	204,669

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
MUNICIPAL BONDS†† - 96.2% (continued)
District of Columbia - 3.6% (continued)
District of Columbia Water & Sewer Authority Revenue Bonds
5.00% due 10/01/45	$500,000	$564,655
Total District of Columbia		1,404,542
Louisiana - 3.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds
5.00% due 10/01/37	500,000	554,690
5.00% due 10/01/26	150,000	174,378
City of Shreveport Louisiana Water & Sewer Revenue Revenue Bonds
5.00% due 12/01/35	250,000	285,003
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 07/01/39	200,000	220,032
Total Louisiana		1,234,103
Massachusetts - 2.8%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,117,632
Colorado - 2.5%
University of Colorado Revenue Bonds
5.00% due 06/01/37	285,000	317,430
5.00% due 06/01/41	200,000	229,192
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	444,440
Total Colorado		991,062
West Virginia - 2.2%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	544,770
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	332,973
Total West Virginia		877,743
Arizona - 2.0%
Arizona State University Revenue Bonds
5.00% due 07/01/34	500,000	569,095
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	234,466
Total Arizona		803,561
Georgia - 2.0%
City of Atlanta Georgia Water & Wastewater Revenue Revenue Bonds
5.00% due 11/01/40	500,000	562,620
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	230,416
Total Georgia		793,036
Ohio - 2.0%
University of Cincinnati Revenue Bonds
5.00% due 06/01/36	500,000	562,570
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	223,726
Total Ohio		786,296
Mississippi - 1.9%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	525,670
6.25% due 10/01/26	230,000	241,155
Total Mississippi		766,825
Utah - 1.8%
State of Utah General Obligation Unlimited
5.00% due 07/01/18	700,000	700,000
Florida - 1.7%
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	335,829
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	330,012
Total Florida		665,841
Virginia - 1.6%
County of Fairfax Virginia General Obligation Unlimited
5.00% due 10/01/32	300,000	350,886
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/28	250,000	291,980
Total Virginia		642,866
Puerto Rico - 1.4%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	278,443
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	250,000	268,340
Total Puerto Rico		546,783
Kentucky - 1.1%
Kentucky Economic Development Finance Authority Revenue Bonds
5.00% due 07/01/37	200,000	213,664

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
MUNICIPAL BONDS†† - 96.2% (continued)
Kentucky - 1.1% (continued)
City of Ashland Kentucky Revenue Bonds
5.00% due 02/01/22	$200,000	$207,244
Total Kentucky		420,908
Oklahoma - 1.0%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	397,908
Arkansas - 0.9%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	371,596
South Carolina - 0.9%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	300,000	349,938
North Carolina - 0.9%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	300,000	347,376
Nevada - 0.7%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	266,283
Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	220,424
Total Municipal Bonds
(Cost $37,263,247)		37,873,773
Total Investments - 101.4%
(Cost $39,294,516)		$39,905,042
Other Assets & Liabilities, net - (1.4)%		(565,115)
Total Net Assets - 100.0%		$39,339,927

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2018.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	Zero coupon rate security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $227,216 (cost $217,215), or 0.6% of total net assets.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$2,031,269	$—	$—	$2,031,269
Municipal Bonds	—	37,873,773	—	37,873,773
Total Assets	$2,031,269	$37,873,773	$—	$39,905,042

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 96.2%
REITs - 96.2%
REITs-Diversified - 16.9%
Equinix, Inc.	18,895	$8,122,772
Gaming and Leisure Properties, Inc.	98,599	3,529,844
STORE Capital Corp.	106,215	2,910,291
Digital Realty Trust, Inc.	23,794	2,654,935
Crown Castle International Corp.	18,024	1,943,348
American Tower Corp. — Class A	13,340	1,923,228
Retail Properties of America, Inc. — Class A	138,031	1,764,036
Weyerhaeuser Co.	41,759	1,522,533
Vornado Realty Trust	20,529	1,517,504
Duke Realty Corp.	35,448	1,029,055
Cousins Properties, Inc.	74,964	726,401
Alexander & Baldwin, Inc.	16,014	376,329
GEO Group, Inc.	13,544	373,002
CoreCivic, Inc.	15,520	370,773
Total REITs-Diversified		28,764,051
REITs-Apartments - 13.3%
Equity Residential	81,021	5,160,228
AvalonBay Communities, Inc.[1]	26,280	4,517,269
Essex Property Trust, Inc.	14,737	3,523,175
Apartment Investment & Management Co. — Class A	75,763	3,204,775
Invitation Homes, Inc.	118,308	2,728,182
Camden Property Trust	15,525	1,414,793
Mid-America Apartment Communities, Inc.	10,647	1,071,833
UDR, Inc.	26,712	1,002,768
Total REITs-Apartments		22,623,023
REITs-Health Care - 10.8%
Ventas, Inc.	85,764	4,884,260
HCP, Inc.	165,079	4,262,340
Welltower, Inc.	52,840	3,312,540
Healthcare Trust of America, Inc. — Class A	102,392	2,760,488
Healthcare Realty Trust, Inc.	83,152	2,418,060
Omega Healthcare Investors, Inc.	26,315	815,765
Total REITs-Health Care		18,453,453
REITs-Office Property - 10.8%
Alexandria Real Estate Equities, Inc.	34,545	4,358,543
Corporate Office Properties Trust	104,837	3,039,225
Boston Properties, Inc.[1]	21,714	2,723,370
JBG SMITH Properties	60,896	2,220,877
Douglas Emmett, Inc.	36,012	1,446,962
Highwoods Properties, Inc.	27,041	1,371,790
Kilroy Realty Corp.	17,233	1,303,504
Hudson Pacific Properties, Inc.	28,057	994,060
SL Green Realty Corp.	5,554	558,344
Empire State Realty Trust, Inc. — Class A	20,937	358,023
Total REITs-Office Property		18,374,698
REITs-Warehouse/Industries - 10.4%
Prologis, Inc.	104,786	6,883,392
EastGroup Properties, Inc.	34,677	3,313,734
Rexford Industrial Realty, Inc.	94,165	2,955,839
Liberty Property Trust	63,450	2,812,739
CyrusOne, Inc.	29,289	1,709,306
Total REITs-Warehouse/Industries		17,675,010
REITs-Regional Malls - 7.7%
Simon Property Group, Inc.	54,976	9,356,365
GGP, Inc.	109,078	2,228,464
Taubman Centers, Inc.	26,713	1,569,656
Total REITs-Regional Malls		13,154,485
REITs-Storage - 7.4%
Public Storage	26,579	6,029,712
Life Storage, Inc.	25,327	2,464,570
Extra Space Storage, Inc.	21,868	2,182,645
National Storage Affiliates Trust	65,459	2,017,446
Total REITs-Storage		12,694,373
REITs-Hotels - 6.1%
Host Hotels & Resorts, Inc.	199,753	4,208,796
MGM Growth Properties LLC — Class A	98,744	3,007,742
Sunstone Hotel Investors, Inc.	171,433	2,849,216
Apple Hospitality REIT, Inc.	19,735	352,862
Total REITs-Hotels		10,418,616
REITs-Shopping Centers - 5.1%
Regency Centers Corp.	55,630	3,453,510
Federal Realty Investment Trust	19,167	2,425,584
Weingarten Realty Investors	34,077	1,049,912
Brixmor Property Group, Inc.	51,853	903,798
Urban Edge Properties	23,548	538,543
Retail Opportunity Investments Corp.	19,371	371,148
Total REITs-Shopping Centers		8,742,495
REITs-Manufactured Homes - 4.8%
Sun Communities, Inc.	46,208	4,522,839
Equity LifeStyle Properties, Inc.[1]	40,339	3,707,154
Total REITs-Manufactured Homes		8,229,993
REITs-Single Tenant - 2.9%
Realty Income Corp.	78,251	4,209,121
Spirit Realty Capital, Inc.	93,109	747,665
Total REITs-Single Tenant		4,956,786
Total REITs		164,086,983
Total Common Stocks
(Cost $155,977,716)		164,086,983

MONEY MARKET FUND† - 4.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[2]	7,496,268	7,496,268
Total Money Market Fund
(Cost $7,496,268)		7,496,268
Total Investments - 100.6%
(Cost $163,473,984)		171,583,251

COMMON STOCKS SOLD SHORT† - (6.3)%
Real Estate – (0.8)%
Real Estate Operations/Development – (0.2)%
Howard Hughes Corp.*	(2,708)	(358,810)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS SOLD SHORT† - (6.3)% (continued)
Real Estate – (0.8)% (continued)
Real Estate Management/Services – (0.6)%
CBRE Group, Inc. — Class A*	(7,935)	$(378,817)
Realogy Holdings Corp.	(14,798)	(337,395)
Jones Lang LaSalle, Inc.	(2,275)	(377,627)
Total Real Estate Management/Services		(1,093,839)
Total Real Estate		(1,452,649)
REITs – (5.5)%
REITs-Regional Malls – (0.2)%
Washington Prime Group, Inc.	(33,904)	(274,961)

REITs-Warehouse/Industries – (0.5)%
Americold Realty Trust	(16,943)	(373,085)
Industrial Logistics Properties Trust	(19,631)	(438,753)
Total REITs-Warehouse/Industries		(811,838)
REITs-Health Care - (0.6)%
Sabra Health Care REIT, Inc.	(16,348)	(355,242)
Senior Housing Properties Trust	(39,517)	(714,863)
Total REITs-Health Care		(1,070,105)
REITs-Shopping Centers – (0.7)%
Acadia Realty Trust	(19,119)	(523,287)
Kimco Realty Corp.	(36,757)	(624,501)
Total REITs-Shopping Centers		(1,147,788)
REITs-Hotels – (0.7)%
Hersha Hospitality Trust	(16,613)	(356,349)
Chesapeake Lodging Trust	(11,415)	(361,171)
Hospitality Properties Trust	(18,021)	(515,581)
Total REITs-Hotels		(1,233,101)
REITs-Diversified – (1.4)%
Lexington Realty Trust	(40,255)	(351,426)
STAG Industrial, Inc.	(13,643)	(371,499)
Global Net Lease, Inc.	(22,295)	(455,487)
PS Business Parks, Inc.	(4,226)	(543,041)
American Assets Trust, Inc.	(16,355)	(626,233)
Total REITs-Diversified		(2,347,686)
REITs-Office Property - (1.4)%
Government Properties Income Trust	(3,910)	(61,973)
VEREIT, Inc.	(47,855)	(356,041)
Paramount Group, Inc.	(40,600)	(625,240)
Columbia Property Trust, Inc.	(29,850)	(677,893)
Piedmont Office Realty Trust, Inc. — Class A	(34,172)	(681,048)
Total REITs-Office Property		(2,402,195)
Total REITs		(9,287,674)
Total Common Stocks Sold Short
(Cost $10,320,927)		(10,740,323)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (1.2)%
iShares U.S. Real Estate ETF	25,349	(2,042,622)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,999,847)		(2,042,622)
Total Securities Sold Short - (7.5)%
(Proceeds $12,320,774)		$(12,782,945)
Other Assets & Liabilities, net - 6.9%		11,797,166
Total Net Assets - 100.0%		$170,597,472

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Value	Unrealized Gain (Loss)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Risk Managed Real Estate Portfolio Short Custom Basket Swap[3]	(1.47%)	At Maturity	06/12/19	$43,103,241	$(423,368)

OTC Custom Basket Swap Agreements††
Morgan Stanley	Risk Managed Real Estate Portfolio Long Custom Basket Swap[4]	2.33%	At Maturity	06/12/19	42,909,672	1,311,563

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[4]
HCP, Inc.	62,385	12.4%	$163,176
Rexford Industrial Realty, Inc.	54,354	11.4%	149,872
EastGroup Properties, Inc.	18,545	11.2%	146,348
Sun Communities, Inc.	17,006	9.9%	129,088
Corporate Office Properties Trust	53,522	7.9%	103,042
MGM Growth Properties LLC — Class A	69,869	7.3%	95,658
American Tower Corp. — Class A	7,135	7.1%	92,423
JBG SMITH Properties	41,334	6.1%	79,810
Equity LifeStyle Properties, Inc.	14,105	6.0%	78,596
Alexandria Real Estate Equities, Inc.	12,112	5.9%	77,729
Healthcare Realty Trust, Inc.	54,382	5.1%	66,605
Equinix, Inc.	3,634	4.3%	56,246
Crown Castle International Corp.	9,717	4.0%	51,877
Sunstone Hotel Investors, Inc.	60,509	2.8%	36,060
Regency Centers Corp.	26,484	1.9%	24,511
Alexander & Baldwin, Inc.	45,170	1.5%	19,514
Ventas, Inc.	27,124	1.4%	18,808
Weyerhaeuser Co.	28,335	1.3%	17,690
STORE Capital Corp.	55,923	1.2%	15,880
CoreCivic, Inc.	43,806	0.6%	7,377
Life Storage, Inc.	15,809	0.5%	7,090
Liberty Property Trust	34,301	(0.1%)	(1,605)
Empire State Realty Trust, Inc. — Class A	59,198	(0.2%)	(2,391)
Urban Edge Properties	66,421	(0.3%)	(3,394)
Apartment Investment & Management Co. — Class A	35,951	(0.4%)	(4,729)
GEO Group, Inc.	38,229	(0.4%)	(5,108)
Essex Property Trust, Inc.	4,372	(0.5%)	(6,269)
Apple Hospitality REIT, Inc.	55,702	(0.8%)	(9,893)
Taubman Centers, Inc.	12,910	(1.3%)	(17,237)
Retail Properties of America, Inc. — Class A	117,369	(2.0%)	(25,633)
Healthcare Trust of America, Inc. — Class A	59,083	(3.8%)	(49,578)
Total Custom Basket of Long Securities			1,311,563

CUSTOM BASKET OF SHORT SECURITIES[3]
Senior Housing Properties Trust	(111,585)	(49.7%)	210,249
Lexington Realty Trust	(113,813)	(35.2%)	148,846
VEREIT, Inc.	(135,300)	(24.3%)	102,919
Piedmont Office Realty Trust, Inc. — Class A	(96,616)	(10.0%)	42,463
Government Properties Income Trust	(15,255)	(8.4%)	35,637
iShares U.S. Real Estate ETF	(71,580)	(5.8%)	24,735
Jones Lang LaSalle, Inc.	(6,430)	(4.6%)	19,281
Kimco Realty Corp.	(103,794)	(4.2%)	17,843
Realogy Holdings Corp.	(41,838)	(3.6%)	15,108
Paramount Group, Inc.	(114,789)	(1.0%)	4,330
Omega Healthcare Investors, Inc.	(56,934)	(0.8%)	3,320
Sabra Health Care REIT, Inc.	(46,161)	(0.3%)	1,196
Howard Hughes Corp.*	(7,636)	0.4%	(1,856)
Chesapeake Lodging Trust	(32,218)	0.9%	(3,774)
UDR, Inc.	(27,151)	1.1%	(4,764)
Industrial Logistics Properties Trust	(55,504)	1.2%	(4,901)
Mid-America Apartment Communities, Inc.	(15,288)	3.0%	(12,642)
Americold Realty Trust	(47,902)	3.5%	(14,892)
PS Business Parks, Inc.	(11,948)	4.4%	(18,609)
CBRE Group, Inc. — Class A*	(22,435)	7.1%	(30,033)
Global Net Lease, Inc.	(63,035)	11.5%	(48,631)
Welltower, Inc.	(16,151)	13.1%	(55,350)
American Assets Trust, Inc.	(46,184)	15.9%	(67,372)
STAG Industrial, Inc.	(38,571)	16.1%	(68,305)
Digital Realty Trust, Inc.	(14,159)	16.6%	(70,415)
Acadia Realty Trust	(54,056)	21.5%	(90,842)
Washington Prime Group, Inc.	(95,858)	24.7%	(104,478)
Hersha Hospitality Trust	(46,970)	33.1%	(140,142)
Hospitality Properties Trust	(50,952)	34.5%	(146,014)
Columbia Property Trust, Inc.	(84,394)	39.3%	(166,275)
Total Custom Basket of Short Securities			(423,368)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2018.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.
[3]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
[4]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.

REIT Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$164,086,983	$—	$—	$164,086,983
Money Market Fund	7,496,268	—	—	7,496,268
Custom Basket Swap Agreements*	—	1,311,563	—	1,311,563
Total Assets	$171,583,251	$1,311,563	$—	$172,894,814

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,740,323	$—	$—	$10,740,323
Exchange-Traded Funds	2,042,622	—	—	2,042,622
Custom Basket Swap Agreements*	—	423,368	—	423,368
Total Liabilities	$12,782,945	$423,368	$—	$13,206,313

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 97.2%
FINANCIAL - 38.2%
Berkshire Hills Bancorp, Inc.	7,211	$292,767
First Citizens BancShares, Inc. — Class A	699	281,907
Wintrust Financial Corp.	3,135	272,902
Cathay General Bancorp	6,730	272,498
Umpqua Holdings Corp.	11,449	258,633
BancorpSouth Bank	7,664	252,529
Fulton Financial Corp.	15,044	248,226
Federal Agricultural Mortgage Corp. — Class C	2,752	246,249
Argo Group International Holdings Ltd.	3,919	227,890
Hanmi Financial Corp.	7,494	212,455
Trustmark Corp.	6,268	204,525
Beneficial Bancorp, Inc.	12,538	203,115
Hersha Hospitality Trust REIT	9,361	200,793
Redwood Trust, Inc. REIT	12,088	199,089
TriCo Bancshares	5,072	189,946
Investors Bancorp, Inc.	14,843	189,842
Tier REIT, Inc.	7,598	180,680
Radian Group, Inc.	10,825	175,581
MBIA, Inc.*	17,570	158,833
RLJ Lodging Trust REIT	7,155	157,768
Flagstar Bancorp, Inc.*	4,160	142,522
Valley National Bancorp	11,655	141,725
iStar, Inc. REIT*	12,518	135,069
Cousins Properties, Inc. REIT	13,568	131,474
Hancock Whitney Corp.	2,772	129,314
Invesco Mortgage Capital, Inc. REIT	7,794	123,925
Old National Bancorp	6,516	121,197
LaSalle Hotel Properties REIT	3,537	121,072
Genworth Financial, Inc. — Class A*	26,042	117,189
Sunstone Hotel Investors, Inc. REIT	6,800	113,016
MB Financial, Inc.	2,354	109,932
Cowen, Inc. — Class A*	7,041	97,518
Equity Commonwealth REIT*	3,062	96,453
Summit Hotel Properties, Inc. REIT	6,592	94,332
Lexington Realty Trust REIT	10,690	93,324
Cohen & Steers, Inc.	2,197	91,637
Physicians Realty Trust REIT	5,376	85,693
1st Source Corp.	1,539	82,229
Hilltop Holdings, Inc.	3,521	77,708
Washington Federal, Inc.	2,343	76,616
Stifel Financial Corp.	1,429	74,665
IBERIABANK Corp.	974	73,829
Customers Bancorp, Inc.*	2,429	68,935
ARMOUR Residential REIT, Inc.	2,214	50,501
Total Financial		6,876,103
INDUSTRIAL - 13.2%
Plexus Corp.*	3,365	200,352
Louisiana-Pacific Corp.	7,351	200,094
GATX Corp.	2,653	196,932
TriMas Corp.*	5,906	173,636
Trinseo S.A.	2,334	165,598
KEMET Corp.*	6,019	145,359
Matson, Inc.	3,376	129,571
GasLog Ltd.	6,686	127,703
Marten Transport Ltd.	5,364	125,786
ITT, Inc.	2,389	124,873
Methode Electronics, Inc.	2,915	117,474
Crane Co.	1,433	114,826
Worthington Industries, Inc.	2,733	114,704
Greenbrier Companies, Inc.	2,043	107,768
Sanmina Corp.*	3,202	93,819
Esterline Technologies Corp.*	1,190	87,822
Argan, Inc.	1,902	77,887
Scorpio Tankers, Inc.	23,024	64,697
Total Industrial		2,368,901
CONSUMER, CYCLICAL - 13.1%
UniFirst Corp.	1,721	304,445
International Speedway Corp. — Class A	5,685	254,119
Hawaiian Holdings, Inc.	6,334	227,707
Wabash National Corp.	10,879	203,002
MDC Holdings, Inc.	6,339	195,051
Meritage Homes Corp.*	3,838	168,680
Tenneco, Inc.	3,482	153,069
Cooper Tire & Rubber Co.	5,541	145,728
Century Communities, Inc.*	3,961	124,970
Asbury Automotive Group, Inc.*	1,697	116,329
Unifi, Inc.*	3,345	106,037
La-Z-Boy, Inc.	2,887	88,342
Deckers Outdoor Corp.*	736	83,087
Cheesecake Factory, Inc.	1,327	73,065
Caleres, Inc.	1,955	67,233
DSW, Inc. — Class A	1,916	49,471
Total Consumer, Cyclical		2,360,335
CONSUMER, NON-CYCLICAL - 10.8%
Encompass Health Corp.	2,916	197,472
Fresh Del Monte Produce, Inc.	3,454	153,876
Dean Foods Co.	14,355	150,871
Emergent BioSolutions, Inc.*	2,915	147,178
FTI Consulting, Inc.*	2,433	147,148
AMN Healthcare Services, Inc.*	2,405	140,933
Lannett Company, Inc.*	9,865	134,164
Navigant Consulting, Inc.*	5,680	125,755
Carriage Services, Inc. — Class A	4,493	110,303
Innoviva, Inc.*	7,605	104,949
AMAG Pharmaceuticals, Inc.*	5,351	104,344
Premier, Inc. — Class A*	2,781	101,173
Universal Corp.	1,432	94,583
Cambrex Corp.*	1,775	92,833
Boston Beer Company, Inc. — Class A*	304	91,109
Community Health Systems, Inc.*	12,248	40,663
Total Consumer, Non-cyclical		1,937,354
UTILITIES - 8.3%
Portland General Electric Co.	7,324	313,174
Spire, Inc.	4,016	283,730
PNM Resources, Inc.	5,914	230,055
Black Hills Corp.	3,651	223,478
ONE Gas, Inc.	2,265	169,286
ALLETE, Inc.	1,330	102,955
Ormat Technologies, Inc.	1,704	90,636

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
UTILITIES - 8.3% (continued)
Southwest Gas Holdings, Inc.	955	$72,838
Total Utilities		1,486,152
ENERGY - 5.2%
Rowan Companies plc — Class A*	18,063	292,982
Oasis Petroleum, Inc.*	19,261	249,815
MRC Global, Inc.*	5,072	109,910
Laredo Petroleum, Inc.*	11,367	109,351
Oceaneering International, Inc.	4,054	103,215
Gulfport Energy Corp.*	5,339	67,111
Total Energy		932,384
COMMUNICATIONS - 4.5%
Viavi Solutions, Inc.*	24,477	250,644
Ciena Corp.*	6,557	173,826
Scholastic Corp.	2,561	113,478
NeoPhotonics Corp.*	16,386	102,085
InterDigital, Inc.	1,200	97,080
Finisar Corp.*	3,638	65,484
Total Communications		802,597
TECHNOLOGY - 2.7%
Cray, Inc.*	5,127	126,124
Photronics, Inc.*	13,666	108,986
ManTech International Corp. — Class A	2,004	107,495
MicroStrategy, Inc. — Class A*	819	104,627
InnerWorkings, Inc.*	5,365	46,622
Total Technology		493,854
BASIC MATERIALS - 1.2%
Kaiser Aluminum Corp.	2,065	214,987
Total Common Stocks
(Cost $15,417,544)		17,472,667

CONVERTIBLE PREFERRED STOCKS†††- 0.0%
Thermoenergy Corp. *,1,2	6,250	2
Total Convertible Preferred Stocks
(Cost $5,968)		2

EXCHANGE-TRADED FUNDS† - 1.1%
iShares Russell 2000 Value ETF	1,435	189,305
Total Exchange-Traded Funds
(Cost $172,995)		189,305

MONEY MARKET FUND† - 1.4%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.68%[3]	256,140	256,140
Total Money Market Fund
(Cost $256,140)		256,140
Total Investments - 99.7%
(Cost $15,852,647)		$17,918,114
Other Assets & Liabilities, net - 0.3%		56,525
Total Net Assets - 100.0%		$17,974,639

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $2, (cost $5,968) or 0.0% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7 day yield as of June 30, 2018.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,472,667	$—	$—	$17,472,667
Convertible Preferred Stocks	—	—	2	2
Exchange-Traded Funds	189,305	—	—	189,305
Money Market Fund	256,140	—	—	256,140
Total Assets	$17,918,112	$—	$2	$17,918,114

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 18.8%
Consumer, Non-cyclical - 6.6%
Pfizer, Inc.	23,200	$841,696
Procter & Gamble Co.	10,406	812,292
PepsiCo, Inc.	6,826	743,147
Amgen, Inc.	3,601	664,709
Gilead Sciences, Inc.	8,515	603,203
Mondelez International, Inc. — Class A	13,644	559,404
Biogen, Inc.*	1,831	531,429
Sysco Corp.	7,594	518,594
Kimberly-Clark Corp.	4,906	516,798
Archer-Daniels-Midland Co.	10,814	495,606
Molson Coors Brewing Co. — Class B	6,999	476,212
JM Smucker Co.	4,369	469,580
Tyson Foods, Inc. — Class A	6,718	462,535
Allergan plc	2,674	445,809
Altria Group, Inc.	7,694	436,942
Humana, Inc.	1,402	417,277
Centene Corp.*	3,266	402,404
Kellogg Co.	5,738	400,914
Kroger Co.	13,486	383,677
Mylan N.V.*	10,424	376,723
Western Union Co.	17,544	356,669
Anthem, Inc.	1,490	354,665
McKesson Corp.	2,496	332,966
United Rentals, Inc.*	2,229	329,045
Cardinal Health, Inc.	6,168	301,183
AbbVie, Inc.	3,150	291,848
Conagra Brands, Inc.	7,573	270,583
Johnson & Johnson	2,132	258,697
CVS Health Corp.	3,981	256,177
Bristol-Myers Squibb Co.	4,446	246,042
Perrigo Company plc	3,204	233,604
Quanta Services, Inc.*	6,059	202,371
Becton Dickinson and Co.	563	134,872
UnitedHealth Group, Inc.	520	127,577
Cigna Corp.	578	98,231
Total Consumer, Non-cyclical		14,353,481
Technology - 3.7%
Apple, Inc.	7,091	1,312,615
Microsoft Corp.	10,800	1,064,988
Intel Corp.	15,081	749,677
Oracle Corp.	14,678	646,713
International Business Machines Corp.	4,587	640,804
NetApp, Inc.	6,275	492,776
CA, Inc.	12,522	446,409
Applied Materials, Inc.	8,842	408,412
Seagate Technology plc	6,706	378,688
DXC Technology Co.	4,692	378,222
Western Digital Corp.	4,849	375,361
HP, Inc.	16,092	365,127
Lam Research Corp.	2,104	363,677
Micron Technology, Inc.*	4,846	254,124
QUALCOMM, Inc.	3,144	176,441
Total Technology		8,054,034
Communications - 2.4%
Alphabet, Inc. — Class C*	806	899,214
Amazon.com, Inc.*	508	863,498
Cisco Systems, Inc.	18,930	814,558
Facebook, Inc. — Class A*	2,602	505,621
Omnicom Group, Inc.	6,251	476,764
Juniper Networks, Inc.	16,478	451,827
Comcast Corp. — Class A	13,613	446,643
News Corp. — Class A	28,233	437,611
AT&T, Inc.	5,161	165,719
Walt Disney Co.	1,265	132,585
Netflix, Inc.*	240	93,943
Total Communications		5,287,983
Industrial - 2.4%
Honeywell International, Inc.	3,691	531,689
Caterpillar, Inc.	3,899	528,977
WestRock Co.	7,595	433,067
Snap-on, Inc.	2,604	418,515
Eaton Corporation plc	5,180	387,153
Textron, Inc.	5,665	373,380
Huntington Ingalls Industries, Inc.	1,691	366,592
Cummins, Inc.	2,744	364,952
Dover Corp.	4,768	349,018
Pentair plc	8,291	348,885
Acuity Brands, Inc.	2,872	332,779
Kansas City Southern	2,269	240,423
United Technologies Corp.	1,562	195,297
Stanley Black & Decker, Inc.	1,340	177,965
Johnson Controls International plc	5,136	171,799
Total Industrial		5,220,491
Energy - 1.3%
Exxon Mobil Corp.	13,287	1,099,233
Chevron Corp.	7,029	888,676
Valero Energy Corp.	3,434	380,590
Occidental Petroleum Corp.	3,370	282,002
ConocoPhillips	1,901	132,348
Total Energy		2,782,849
Consumer, Cyclical - 1.2%
Walmart, Inc.	4,916	421,055
Delta Air Lines, Inc.	7,648	378,882
PACCAR, Inc.	6,061	375,540
Southwest Airlines Co.	7,366	374,782
Alaska Air Group, Inc.	5,175	312,518
American Airlines Group, Inc.	5,868	222,749
Walgreens Boots Alliance, Inc.	3,290	197,449
United Continental Holdings, Inc.*	2,433	169,653
Yum! Brands, Inc.	1,057	82,679
General Motors Co.	1,993	78,524
Home Depot, Inc.	217	42,337
Total Consumer, Cyclical		2,656,168
Financial - 1.0%
State Street Corp.	4,870	453,348
JPMorgan Chase & Co.	3,618	376,996
Prudential Financial, Inc.	3,183	297,642
Berkshire Hathaway, Inc. — Class B*	1,322	246,751
Visa, Inc. — Class A	1,632	216,158
Bank of America Corp.	5,891	166,067
Wells Fargo & Co.	2,420	134,165
Citigroup, Inc.	1,953	130,695

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 18.8% (continued)
Financial - 1.0% (continued)
MetLife, Inc.	2,781	$121,252
Total Financial		2,143,074
Basic Materials - 0.2%
LyondellBasell Industries N.V. — Class A	2,816	309,338
Total Common Stocks
(Cost $39,709,092)		40,807,418

MUTUAL FUNDS† - 79.1%
Guggenheim Strategy Fund III[1]	3,121,784	78,013,389
Guggenheim Strategy Fund II1	2,627,123	65,651,811
Guggenheim Limited Duration Fund - Institutional Class[1]	667,426	16,478,757
Guggenheim Strategy Fund I1	472,663	11,835,491
Total Mutual Funds
(Cost $171,305,779)		171,979,448

MONEY MARKET FUND† - 2.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.68%[2]	4,487,257	4,487,257
Total Money Market Fund
(Cost $4,487,257)		4,487,257
Total Investments - 100.0%
(Cost $215,502,128)		$217,274,123
Other Assets & Liabilities, net - 0.0%		(53,332)
Total Net Assets - 100.0%		$217,220,791

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	16	Sep 2018	$2,176,600	$(53,059)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Deutsche Bank	S&P 500 Index	2.65%	At Maturity	08/31/18	33,115	$177,188,762	$19,079,207

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,807,418	$—	$—	$40,807,418
Mutual Funds	171,979,448	—	—	171,979,448
Money Market Fund	4,487,257	—	—	4,487,257
Equity Index Swap Agreements*	—	19,079,207	—	19,079,207
Total Assets	$217,274,123	$19,079,207	$—	$236,353,330

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$53,059	$—	$—	$53,059

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Limited Duration Fund - Institutional Class	$16,275,156	$309,307	$–	$–	$(105,706)	$16,478,757	667,426	$307,852	$–
Guggenheim Strategy Fund I	20,183,661	5,317,543	(13,616,106)	99,156	(148,763)	11,835,491	472,663	309,974	7,672
Guggenheim Strategy Fund II	61,428,415	7,101,329	(2,700,000)	8,637	(186,570)	65,651,811	2,627,123	1,296,239	32,875
Guggenheim Strategy Fund III	69,197,325	8,974,419	–	–	(158,355)	78,013,389	3,121,784	1,438,243	18,764
	$167,084,557	$21,702,598	$(16,316,106)	$107,793	$(599,394)	$171,979,448		$3,352,308	$59,311

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.7%
Consumer, Non-cyclical - 6.1%
Clorox Co.	2,036	$275,369
Hershey Co.	2,587	240,746
Kellogg Co.	3,124	218,274
Varian Medical Systems, Inc.*	1,749	198,896
United Rentals, Inc.*	1,308	193,087
Total System Services, Inc.	2,214	187,127
US Foods Holding Corp.*	4,871	184,221
Sysco Corp.	2,666	182,061
Performance Food Group Co.*	4,940	181,298
CoreLogic, Inc.*	3,477	180,456
Kimberly-Clark Corp.	1,694	178,446
Baxter International, Inc.	2,343	173,007
Zoetis, Inc.	2,026	172,595
Vector Group Ltd.	8,746	166,874
Herbalife Nutrition Ltd.*	3,037	163,148
ResMed, Inc.	1,536	159,099
Western Union Co.	7,431	151,072
Edwards Lifesciences Corp.*	1,014	147,608
McCormick & Company, Inc.	1,270	147,435
Hill-Rom Holdings, Inc.	1,614	140,967
Centene Corp.*	983	121,115
McKesson Corp.	876	116,858
Quanta Services, Inc.*	3,368	112,491
Humana, Inc.	327	97,325
AmerisourceBergen Corp. — Class A	1,065	90,813
Monster Beverage Corp.*	1,580	90,534
Constellation Brands, Inc. — Class A	398	87,110
Euronet Worldwide, Inc.*	999	83,686
Alexion Pharmaceuticals, Inc.*	661	82,063
Brown-Forman Corp. — Class B	1,624	79,592
Square, Inc. — Class A*	1,160	71,503
Molina Healthcare, Inc.*	709	69,440
Sabre Corp.	2,781	68,524
Charles River Laboratories International, Inc.*	605	67,917
Avis Budget Group, Inc.*	1,948	63,310
Sprouts Farmers Market, Inc.*	2,672	58,971
Catalent, Inc.*	1,388	58,143
Align Technology, Inc.*	149	50,979
Nektar Therapeutics*	988	48,244
Cardinal Health, Inc.	988	48,244
Total Consumer, Non-cyclical		5,208,648
Technology - 4.6%
NetApp, Inc.	3,854	302,654
Citrix Systems, Inc.*	2,440	255,810
Lam Research Corp.	1,393	240,780
Analog Devices, Inc.	2,069	198,458
Fidelity National Information Services, Inc.	1,809	191,808
Dell Technologies Incorporated — Class V*	2,122	179,479
ON Semiconductor Corp.*	7,919	176,079
Autodesk, Inc.*	1,249	163,731
Teradyne, Inc.	4,267	162,445
Fiserv, Inc.*	2,154	159,590
Skyworks Solutions, Inc.	1,600	154,640
KLA-Tencor Corp.	1,484	152,154
Microchip Technology, Inc.	1,426	129,695
ServiceNow, Inc.*	674	116,245
Maxim Integrated Products, Inc.	1,954	114,622
Synopsys, Inc.*	1,335	114,236
Zebra Technologies Corp. — Class A*	699	100,132
Cypress Semiconductor Corp.	6,420	100,024
Akamai Technologies, Inc.*	1,145	83,848
MAXIMUS, Inc.	1,208	75,029
Xilinx, Inc.	1,146	74,788
First Data Corp. — Class A*	3,340	69,906
MKS Instruments, Inc.	652	62,396
Paychex, Inc.	902	61,652
Tableau Software, Inc. — Class A*	603	58,943
NCR Corp.*	1,946	58,341
Broadridge Financial Solutions, Inc.	456	52,486
Teradata Corp.*	1,291	51,833
Fortinet, Inc.*	825	51,505
SS&C Technologies Holdings, Inc.	987	51,225
Workday, Inc. — Class A*	419	50,749
Atlassian Corporation plc — Class A*	799	49,954
Splunk, Inc.*	498	49,357
Red Hat, Inc.*	306	41,117
Total Technology		3,955,711
Industrial - 3.9%
Waters Corp.*	1,260	243,923
Rockwell Automation, Inc.	1,204	200,141
Ingersoll-Rand plc	2,139	191,932
Cummins, Inc.	1,307	173,831
Spirit AeroSystems Holdings, Inc. — Class A	1,955	167,954
XPO Logistics, Inc.*	1,610	161,290
Roper Technologies, Inc.	576	158,924
Textron, Inc.	2,330	153,570
Xylem, Inc.	2,263	152,481
Parker-Hannifin Corp.	950	148,058
Masco Corp.	3,899	145,900
Huntington Ingalls Industries, Inc.	671	145,466
Genesee & Wyoming, Inc. — Class A*	1,743	141,740
Expeditors International of Washington, Inc.	1,912	139,767
Hubbell, Inc.	1,296	137,039
Barnes Group, Inc.	1,972	116,151
EMCOR Group, Inc.	1,372	104,519
TransDigm Group, Inc.	248	85,595
Fortune Brands Home & Security, Inc.	1,514	81,287
Werner Enterprises, Inc.	2,036	76,452
MasTec, Inc.*	1,436	72,877
Amphenol Corp. — Class A	754	65,711
Rexnord Corp.*	2,193	63,729
Coherent, Inc.*	397	62,099
FLIR Systems, Inc.	1,085	56,388
Harris Corp.	348	50,300
Total Industrial		3,297,124

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Consumer, Cyclical - 2.6%
Southwest Airlines Co.	3,464	$176,248
Lear Corp.	875	162,584
Live Nation Entertainment, Inc.*	3,335	161,981
HD Supply Holdings, Inc.*	3,618	155,176
Delta Air Lines, Inc.	2,589	128,259
Allison Transmission Holdings, Inc.	3,050	123,495
Lions Gate Entertainment Corp. — Class A	4,605	114,296
Nu Skin Enterprises, Inc. — Class A	1,325	103,602
WW Grainger, Inc.	286	88,202
PulteGroup, Inc.	3,050	87,687
Toll Brothers, Inc.	2,173	80,379
Dollar Tree, Inc.*	929	78,965
Hanesbrands, Inc.	3,419	75,286
Best Buy Company, Inc.	986	73,536
Skechers U.S.A., Inc. — Class A*	1,841	55,248
Hasbro, Inc.	579	53,448
Ross Stores, Inc.	616	52,206
AutoZone, Inc.*	77	51,661
Burlington Stores, Inc.*	339	51,030
Lennar Corp. — Class A	968	50,820
Hilton Worldwide Holdings, Inc.	630	49,871
Wynn Resorts Ltd.	295	49,365
Chipotle Mexican Grill, Inc. — Class A*	113	48,745
NVR, Inc.*	16	47,526
Aptiv plc	518	47,464
Dana, Inc.	2,321	46,861
Under Armour, Inc. — Class C*	1,594	33,602
Total Consumer, Cyclical		2,247,543
Communications - 2.1%
Omnicom Group, Inc.	3,190	243,301
Motorola Solutions, Inc.	1,664	193,640
Twitter, Inc.*	3,718	162,365
AMC Networks, Inc. — Class A*	2,591	161,160
eBay, Inc.*	4,365	158,275
CDW Corp.	1,944	157,056
Palo Alto Networks, Inc.*	591	121,433
F5 Networks, Inc.*	661	113,989
Interpublic Group of Companies, Inc.	4,838	113,403
CBS Corp. — Class B	1,547	86,972
Nexstar Media Group, Inc. — Class A	741	54,390
GoDaddy, Inc. — Class A*	733	51,750
Expedia Group, Inc.	426	51,201
InterDigital, Inc.	629	50,886
GrubHub, Inc.*	470	49,307
Total Communications		1,769,128
Energy - 0.2%
ONEOK, Inc.	1,425	99,508
Cheniere Energy, Inc.*	1,520	99,089
Total Energy		198,597
Financial - 0.1%
Alliance Data Systems Corp.	553	128,960
Basic Materials - 0.1%
Univar, Inc.*	2,670	70,061
Total Common Stocks
(Cost $16,538,966)		16,875,772

MUTUAL FUNDS† - 79.4%
Guggenheim Strategy Fund III[1]	1,191,827	29,783,764
Guggenheim Strategy Fund II1	994,999	24,865,030
Guggenheim Strategy Fund I1	261,862	6,557,016
Guggenheim Limited Duration Fund - Institutional Class[1]	265,443	6,553,795
Total Mutual Funds
(Cost $67,526,699)		67,759,605

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.68%[2]	669,802	669,802
Total Money Market Fund
(Cost $669,802)		669,802
Total Investments - 99.9%
(Cost $84,735,467)		$85,305,179
Other Assets & Liabilities, net - 0.1%		67,518
Total Net Assets - 100.0%		$85,372,697

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	3	Sep 2018	$423,735	$(8,027)
S&P 500 Index Mini Futures Contracts	3	Sep 2018	408,113	(9,949)
S&P MidCap 400 Index Mini Futures Contracts	5	Sep 2018	978,050	(25,018)
			$1,809,898	$(42,994)

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Morgan Stanley Capital Services, Inc.	Russell Midcap Growth Index	2.56%	At Maturity	08/31/18	22,880	$68,322,883	$9,710,675

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,875,772	$—	$—	$16,875,772
Mutual Funds	67,759,605	—	—	67,759,605
Money Market Fund	669,802	—	—	669,802
Equity Index Swap Agreements*	—	9,710,675	—	9,710,675
Total Assets	$85,305,179	$9,710,675	$—	$95,015,854

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$42,994	$—	$—	$42,994

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 9/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 6/30/18	Shares 6/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Limited Duration Fund - Institutional Class	$6,472,821	$123,014	$–	$–	$(42,040)	$6,553,795	265,443	$122,436	$–
Guggenheim Strategy Fund I	7,911,590	6,913,372	(8,244,664)	35,284	(58,566)	6,557,016	261,862	135,023	3,292
Guggenheim Strategy Fund II	20,821,922	4,649,832	(538,595)	2,152	(70,281)	24,865,030	994,999	486,182	12,719
Guggenheim Strategy Fund III	27,334,521	2,508,559	–	–	(59,316)	29,783,764	1,191,827	550,759	6,969
	$62,540,854	$14,194,777	$(8,783,259)	$37,436	$(230,203)	$67,759,605		$1,294,400	$22,980

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 0.0%
Energy - 0.0%
Titan Energy LLC*	6,740	$2,022
Total Common Stocks
(Cost $200,000)		2,022

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19	40,800	1,041,216
Total Preferred Stocks
(Cost $1,020,000)		1,041,216

MUTUAL FUNDS† - 1.8%
Guggenheim Floating Rate Strategies Fund — Institutional Class[2]	4,026,829	103,771,375
Guggenheim Strategy Fund I2	1,008,970	25,264,615
Guggenheim Strategy Fund II2	1,009,964	25,239,004
Guggenheim Strategy Fund III[2]	1,009,474	25,226,746
Total Mutual Funds
(Cost $180,455,547)		179,501,740

MONEY MARKET FUND† - 1.7%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 1.70%[3]	170,545,530	170,545,530
Total Money Market Fund
(Cost $170,545,530)		170,545,530

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4%
Residential Mortgage Backed Securities - 16.3%
Home Equity Loan Trust
2007-FRE1, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[4]	124,866,113	117,339,970
Soundview Home Loan Trust
2006-OPT5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[4]	90,547,027	87,762,633
2005-OPT3, 2.56% (1 Month USD LIBOR + 0.47%) due 11/25/35[4]	19,495,000	19,407,945
2007-1, 2.26% (1 Month USD LIBOR + 0.17%) due 03/25/37[4]	3,449,904	3,429,420
Towd Point Mortgage Trust
2017-5, 2.69% (1 Month USD LIBOR + 0.60%) due 02/25/57[4,5]	24,533,627	24,556,358
2017-6, 2.75% (WAC) due 10/25/57[4,5]	24,874,820	24,241,328
2018-1, 3.00% (WAC) due 01/25/58[4,5]	22,492,613	22,146,749
2017-1, 2.75% (WAC) due 10/25/56[4,5]	17,908,917	17,533,394
2016-1, 2.75% (WAC) due 02/25/55[4,5]	5,202,340	5,138,901
Saxon Asset Securities Trust
2007-3, 2.40% (1 Month USD LIBOR + 0.31%) due 09/25/47[4]	94,639,835	92,771,124
RALI Series Trust
2006-QO5, 2.31% (1 Month USD LIBOR + 0.22%) due 05/25/46[4]	22,965,132	21,908,864
2006-QO10, 2.25% (1 Month USD LIBOR + 0.16%) due 01/25/37[4]	13,365,307	12,610,988
2007-QO4, 2.28% (1 Month USD LIBOR + 0.19%) due 05/25/47[4]	11,044,301	10,744,484
2006-QO2, 2.31% (1 Month USD LIBOR + 0.22%) due 02/25/46[4]	21,649,676	9,246,750
2007-QO2, 2.24% (1 Month USD LIBOR + 0.15%) due 02/25/47[4]	11,914,349	7,548,042
2007-QO4, 2.29% (1 Month USD LIBOR + 0.20%) due 05/25/47[4]	5,137,337	5,003,007
2005-QO1, 2.39% (1 Month USD LIBOR + 0.30%) due 08/25/35[4]	5,378,350	4,707,182
2005-QO1, 3.06% (1 Year CMT Rate + 1.50%) due 08/25/35[4]	3,556,238	3,319,183
2006-QS8, 2.54% (1 Month USD LIBOR + 0.45%) due 08/25/36[4]	4,225,567	3,177,418

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Residential Mortgage Backed Securities - 16.3% (continued)
2006-QO2, 2.36% (1 Month USD LIBOR + 0.27%) due 02/25/46[4]	5,336,818	$2,333,984
2007-QO3, 2.25% (1 Month USD LIBOR + 0.16%) due 03/25/47[4]	2,058,889	1,883,624
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.72% (1 Month USD LIBOR + 0.63%) due 11/25/37[4]	55,947,506	55,627,654
2006-BC4, 2.26% (1 Month USD LIBOR + 0.17%) due 12/25/36[4]	7,542,721	7,282,181
2006-BC3, 2.25% (1 Month USD LIBOR + 0.16%) due 10/25/36[4]	6,875,406	6,121,851
2006-BC6, 2.26% (1 Month USD LIBOR + 0.17%) due 01/25/37[4]	888,534	868,950
CIT Mortgage Loan Trust
2007-1, 3.44% (1 Month USD LIBOR + 1.35%) due 10/25/37[4,5]	63,469,006	64,003,555
2007-1, 3.54% (1 Month USD LIBOR + 1.45%) due 10/25/37[4,5]	4,815,932	4,848,606
NovaStar Mortgage Funding Trust Series
2007-2, 2.29% (1 Month USD LIBOR + 0.20%) due 09/25/37[4]	59,525,719	57,591,091
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6,17]	198,634,697	30,082,569
2006-1, 2.37% (1 Month USD LIBOR + 0.28%) due 03/25/46[4]	23,015,463	22,185,511
2006-1, 2.49% (1 Month USD LIBOR + 0.40%) due 03/25/46[4]	3,281,126	3,189,885
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.48% (1 Year CMT Rate + 0.92%) due 06/25/46[4]	49,846,741	46,636,063
2005-AR18, 2.87% (1 Month USD LIBOR + 0.78%) due 10/25/36[4]	8,023,268	6,816,863
CIM Trust
2017-2, 3.98% (1 Month USD LIBOR + 2.00%) due 12/25/57[4,5]	29,961,704	30,338,071
2018-R2, 3.69% (WAC) due 08/25/57[4,5]	19,380,220	19,300,579
2018-R4, 4.07% (WAC) due 12/26/57[4,5]	41,728,000	41,752,565
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.23% (1 Month USD LIBOR + 0.14%) due 11/25/36[4]	32,896,842	31,826,535
2006-HE3, 2.45% (1 Month USD LIBOR + 0.36%) due 04/25/36[4]	7,600,000	7,549,058
FirstKey Master Funding
2017-R1, 2.22% (1 Month USD LIBOR + 0.22%) due 11/03/41[4,5]	26,933,420	26,354,351
2017-R1, 2.22% (1 Month USD LIBOR + 0.22%) due 11/03/41†††,4,5	6,605,601	6,603,553
First NLC Trust
2005-4, 2.48% (1 Month USD LIBOR + 0.39%) due 02/25/36[4]	27,082,687	26,997,507
2005-1, 2.31% (1 Month USD LIBOR + 0.46%) due 05/25/35[4]	3,058,231	2,978,203
HSI Asset Securitization Corporation Trust
2006-OPT2, 2.48% (1 Month USD LIBOR + 0.39%) due 01/25/36[4]	29,140,000	28,797,372

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Residential Mortgage Backed Securities - 16.3% (continued)
Countrywide Asset-Backed Certificates
2006-6, 2.26% (1 Month USD LIBOR + 0.17%) due 09/25/36[4]	26,425,038	$25,880,468
2005-15, 2.54% (1 Month USD LIBOR + 0.45%) due 03/25/36[4]	1,500,000	1,471,044
ACE Securities Corporation Home Equity Loan Trust Series
2006-HE4, 2.23% (1 Month USD LIBOR + 0.14%) due 10/25/36[4]	32,064,060	21,521,660
2005-HE2, 3.11% (1 Month USD LIBOR + 1.02%) due 04/25/35[4]	5,700,000	5,668,865
LSTAR Securities Investment Trust
2018-2, 3.48% (1 Month USD LIBOR + 1.50%) due 04/01/23[4,5]	27,174,587	27,184,098
RASC Series Trust
2006-EMX4, 2.32% (1 Month USD LIBOR + 0.23%) due 06/25/36[4]	27,832,000	27,150,316
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.39% (1 Year CMT Rate + 0.83%) due 11/25/46[4]	17,488,832	15,497,420
2006-AR9, 2.40% (1 Year CMT Rate + 0.84%) due 11/25/46[4]	8,323,330	7,243,589
2006-7, 4.40% due 09/25/36	2,835,494	1,410,060
2006-8, 4.59% due 10/25/36	475,834	288,166
Nationstar Home Equity Loan Trust
2007-B, 2.31% (1 Month USD LIBOR + 0.22%) due 04/25/37[4]	24,688,660	24,294,545
LSTAR Securities Investment Limited
3.98% due 04/01/21†††,1	24,313,186	24,260,912
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 3.94% (1 Month USD LIBOR + 1.85%) due 10/25/27[4]	21,169,153	21,565,272
American Home Mortgage Assets Trust
2006-4, 2.28% (1 Month USD LIBOR + 0.19%) due 10/25/46[4]	12,485,902	9,114,189
2007-1, 2.26% (1 Year CMT Rate + 0.70%) due 02/25/47[4]	10,797,442	7,018,084
2006-6, 2.28% (1 Month USD LIBOR + 0.19%) due 12/25/46[4]	3,044,280	2,696,168
2006-5, 2.48% (1 Year CMT Rate + 0.92%) due 11/25/46[4]	4,770,918	2,619,453
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 2.28% (1 Month USD LIBOR + 0.19%) due 12/25/36[4]	21,306,536	21,189,648
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[4,5]	19,838,011	19,705,487
GSAMP Trust
2007-NC1, 2.22% (1 Month USD LIBOR + 0.13%) due 12/25/46[4]	27,721,234	19,014,873
2005-HE6, 2.53% (1 Month USD LIBOR + 0.44%) due 11/25/35[4]	513,788	515,141
New Residential Mortgage Trust
2018-1A, 4.00% (WAC) due 12/25/57[4,5]	18,526,139	18,643,889

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Residential Mortgage Backed Securities - 16.3% (continued)
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.39% (1 Month USD LIBOR + 0.30%) due 04/25/36[4]	8,861,221	$8,365,740
2006-OA1, 2.29% (1 Month USD LIBOR + 0.20%) due 02/25/47[4]	6,245,189	5,993,964
2007-OA2, 2.33% (1 Year CMT Rate + 0.77%) due 04/25/47[4]	4,402,534	4,056,183
Lehman XS Trust Series
2007-2N, 2.27% (1 Month USD LIBOR + 0.18%) due 02/25/37[4]	9,632,359	9,114,515
2007-15N, 2.34% (1 Month USD LIBOR + 0.25%) due 08/25/37[4]	4,543,456	4,410,116
2005-7N, 2.36% (1 Month USD LIBOR + 0.27%) due 12/25/35[4]	2,537,646	2,514,359
2006-16N, 2.28% (1 Month USD LIBOR + 0.19%) due 11/25/46[4]	1,105,683	1,076,143
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 2.27% (1 Year CMT Rate + 0.81%) due 07/25/47[4]	9,161,898	8,339,612
2007-OA3, 2.33% (1 Year CMT Rate + 0.77%) due 04/25/47[4]	5,576,837	4,980,941
2006-AR13, 2.44% (1 Year CMT Rate + 0.88%) due 10/25/46[4]	2,033,405	1,835,506
2006-AR11, 2.48% (1 Year CMT Rate + 0.92%) due 09/25/46[4]	1,651,232	1,523,163
CSMC Series
2015-12R, 2.46% (1 Month USD LIBOR + 0.50%) due 11/30/37[4,5]	15,705,452	15,652,875
Impac Secured Assets CMN Owner Trust
2005-2, 2.34% (1 Month USD LIBOR + 0.25%) due 03/25/36[4]	15,003,236	13,828,043
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.21% (1 Month USD LIBOR + 0.12%) due 12/25/36[4]	16,093,545	9,894,809
2006-HE2, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[4]	3,833,623	3,791,789
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/37[4,5]	7,323,320	6,876,213
2007-HE2A, 2.22% (1 Month USD LIBOR + 0.13%) due 07/25/37[4,5]	6,078,973	5,733,525
HarborView Mortgage Loan Trust
2006-14, 2.23% (1 Month USD LIBOR + 0.15%) due 01/25/47[4]	13,007,591	12,361,772
Citigroup Mortgage Loan Trust, Inc.
2005-HE3, 2.83% (1 Month USD LIBOR + 0.74%) due 09/25/35[4]	11,687,000	11,546,236
GSMSC Resecuritization Trust
2015-5R, 4.11% (1 Month USD LIBOR + 0.14%) due 02/26/37[4,5]	11,963,182	11,380,782
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[4,5]	10,991,769	10,923,666
Alternative Loan Trust
2007-OA7, 2.27% (1 Month USD LIBOR + 0.18%) due 05/25/47[4]	5,160,997	5,001,159

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Residential Mortgage Backed Securities - 16.3% (continued)
2005-38, 2.44% (1 Month USD LIBOR + 0.35%) due 09/25/35[4]	4,242,476	$3,956,576
First Frankin Mortgage Loan Trust
2006-FF3, 2.38% (1 Month USD LIBOR + 0.29%) due 02/25/36[4]	8,616,000	8,320,491
2004-FF10, 3.37% (1 Month USD LIBOR + 1.28%) due 07/25/34[4]	7,841,024	7,949,835
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.47% (1 Month USD LIBOR + 0.38%) due 12/25/35[4]	7,800,000	7,639,829
Banc of America Funding Trust
2014-R7, 2.23% (1 Month USD LIBOR + 0.14%) due 09/26/36[4,5]	4,965,582	4,845,986
2015-R4, 2.13% (1 Month USD LIBOR + 0.17%) due 01/27/35[4,5]	2,872,285	2,731,416
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[4,5]	7,144,024	7,137,749
ASG Resecuritization Trust
2010-3, 2.54% (1 Month USD LIBOR + 0.29%) due 12/28/45[4,5]	7,448,451	6,970,257
Structured Asset Investment Loan Trust
2005-11, 2.81% (1 Month USD LIBOR + 0.72%) due 01/25/36[4]	6,349,540	6,293,968
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[4,5]	5,344,453	5,337,564
Morgan Stanley Resecuritization Trust
2014-R9, 2.10% (1 Month USD LIBOR + 0.14%) due 11/26/46[4,5]	5,552,329	5,288,971
Nomura Resecuritization Trust
2016-1R, 4.96% (1 Month USD LIBOR + 3.00%) due 01/28/38[4,5]	1,847,245	1,853,715
2015-4R, 1.41% (1 Month USD LIBOR + 0.43%) due 03/26/36[4,5]	1,921,616	1,850,632
2015-4R, 3.50% (1 Month USD LIBOR + 0.39%) due 12/26/36[4,5]	1,336,402	1,322,465
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 2.89% (1 Month USD LIBOR + 0.80%) due 07/25/35[4]	5,000,000	5,016,583
New Residential Mortgage Loan Trust
2017-5A, 3.59% (1 Month USD LIBOR + 1.50%) due 06/25/57[4,5]	4,659,814	4,784,598
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.34% (1 Month USD LIBOR + 0.25%) due 12/25/35[4]	4,776,890	4,756,693
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.38% (1 Month USD LIBOR + 0.29%) due 01/25/36[4]	4,556,546	4,507,706
Luminent Mortgage Trust
2006-2, 2.29% (1 Month USD LIBOR + 0.20%) due 02/25/46[4]	4,480,037	4,085,539

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Residential Mortgage Backed Securities - 16.3% (continued)
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.34% (1 Month USD LIBOR + 0.25%) due 07/25/47[4]	5,127,300	$3,726,467
CWABS Asset-Backed Certificates Trust
2004-15, 3.44% (1 Month USD LIBOR + 1.35%) due 04/25/35[4]	3,490,000	3,533,565
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.58% (1 Month USD LIBOR + 0.49%) due 10/25/35[4]	3,500,000	3,501,691
GSAA Trust
2005-10, 2.74% (1 Month USD LIBOR + 0.65%) due 06/25/35[4]	3,312,000	3,281,992
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[5]	3,142,349	3,167,030
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[5]	2,945,643	2,945,328
GSAA Home Equity Trust
2006-14, 2.26% (1 Month USD LIBOR + 0.17%) due 09/25/36[4]	5,128,173	2,404,928
2007-7, 2.36% (1 Month USD LIBOR + 0.27%) due 07/25/37[4]	309,680	295,251
BCAP LLC
2014-RR2, 2.56% (WAC) due 03/26/36[4,5]	1,977,559	1,964,139
2014-RR3, 2.07% (WAC) due 10/26/36[4,5]	247,674	246,458
Impac Secured Assets Trust
2006-2, 2.26% (1 Month USD LIBOR + 0.17%) due 08/25/36[4]	2,195,264	1,859,718
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	1,748,791	1,637,143
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[5]	1,442,208	1,440,636
Alliance Bancorp Trust
2007-OA1, 2.33% (1 Month USD LIBOR + 0.24%) due 07/25/37[4]	1,006,356	876,005
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	701,823	740,932
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[5]	368,175	365,599
Morgan Stanley Re-REMIC Trust
2010-R5, 3.63% due 06/26/36[5]	349,206	307,389
Total Residential Mortgage Backed Securities		1,614,663,223
Government Agency - 12.4%
Fannie Mae [14]
2.89% due 10/01/29	38,458,000	36,115,791
3.01% due 09/01/29	36,899,000	35,349,996
3.56% due 04/01/30	26,394,162	26,212,470
3.40% due 02/01/33	25,000,000	24,316,915
3.12% due 10/01/32	24,800,000	23,265,707
3.23% due 01/01/33	23,704,981	22,845,344
2.90% due 11/01/29	21,078,000	19,715,977
2.87% due 09/01/29	20,000,000	18,712,416
3.49% due 04/01/30	18,674,441	18,536,713
3.17% due 02/01/28	18,350,000	17,772,808
2.96% due 11/01/29	18,620,000	17,531,301
3.19% due 02/01/30	13,812,155	13,348,436
3.07% due 01/01/28	13,100,000	12,670,248
3.42% due 09/01/47	13,292,903	12,515,875
2.82% due 10/01/29	12,100,000	11,297,060

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Government Agency - 12.4% (continued)
3.59% due 04/01/33	11,280,000	$11,147,121
3.03% due 12/01/27	10,900,000	10,510,473
3.41% due 02/01/33	10,250,000	10,035,888
3.08% due 10/01/32	10,250,000	9,676,136
3.42% due 04/01/30	9,800,000	9,631,631
3.31% due 01/01/33	9,700,000	9,425,521
3.06% due 12/01/27	9,000,000	8,714,742
3.05% due 10/01/29	9,100,000	8,644,845
3.04% due 01/01/28	8,900,000	8,607,260
3.60% due 03/01/30	8,341,000	8,350,644
2.94% due 10/01/32	8,649,025	8,163,599
3.08% due 01/01/30	8,500,000	8,103,780
3.43% due 03/01/33	8,100,000	7,861,986
3.50% due 12/01/45	7,010,112	6,990,063
3.48% due 04/01/30	7,000,000	6,940,157
3.14% due 01/01/28	6,900,000	6,728,531
2.99% due 09/01/29	6,800,000	6,417,505
3.29% due 03/01/33	6,700,000	6,383,487
3.13% due 02/01/28	5,900,000	5,729,864
3.60% due 04/01/33	5,600,000	5,603,901
3.21% due 01/01/33	5,500,000	5,264,402
3.39% due 02/01/30	4,800,000	4,720,992
3.10% due 01/01/33	4,800,000	4,498,224
3.22% due 01/01/30	4,650,000	4,492,689
3.11% due 01/01/28	4,600,000	4,476,030
3.16% due 01/01/30	4,500,000	4,334,970
3.33% due 04/01/30	4,285,213	4,208,980
3.39% due 02/01/33	4,300,000	4,205,200
3.50% due 02/01/48	3,978,953	3,858,307
3.65% due 03/01/33	3,600,000	3,547,411
3.11% due 11/01/27	3,500,000	3,366,463
4.00% due 01/01/46	3,250,095	3,321,727
3.18% due 01/01/30	3,000,000	2,895,759
3.12% due 02/01/28	2,600,000	2,522,883
3.53% due 04/01/33	2,500,000	2,481,270
3.26% due 11/01/46	2,579,113	2,386,164
4.00% due 08/01/47	2,339,930	2,384,038
3.55% due 04/01/33	2,150,000	2,139,106
3.51% due 11/01/37	2,150,000	2,071,127
3.00% due 07/01/46	2,046,427	1,982,170
3.50% due 11/01/47	1,965,845	1,955,387
3.14% due 12/01/32	1,600,000	1,518,280
2.97% due 11/01/25	1,393,433	1,356,742
3.74% due 02/01/48	1,318,910	1,318,624
3.27% due 01/01/30	1,350,000	1,314,548
3.27% due 08/01/34	1,356,840	1,300,370
4.50% due 02/01/45	1,204,960	1,264,642
3.02% due 11/01/27	1,300,000	1,255,870
3.13% due 01/01/30	1,000,000	961,249
3.60% due 10/01/47	989,913	953,437
5.00% due 05/01/44	889,871	944,197
4.50% due 10/01/43	776,463	814,921
3.63% due 01/01/37	739,729	709,190
5.00% due 12/01/44	655,858	695,898
3.50% due 08/01/43	675,980	676,926
2.75% due 11/01/31	663,545	615,961
3.50% due 06/01/46	85,336	85,000
Freddie Mac Multifamily Structured Pass Through Certificates[14]
2017-KIR3, 3.28% due 08/25/27	91,932,800	90,594,782
2017-KGX1, 3.00% due 10/25/27	81,400,000	78,192,612
2017-KW03, 3.02% due 06/25/27	65,900,000	63,636,599
2018-K074, 3.60% due 02/25/28	34,823,000	35,042,413
2017-K066, 3.20% due 06/25/27	19,507,000	19,035,449
2017-K061, 3.44% (WAC) due 11/25/26[4]	15,000,000	15,040,281
2016-K060, 3.30% (WAC) due 10/25/26[4]	13,000,000	12,914,745
2018-K073, 3.45% (WAC) due 01/25/28[4]	11,600,000	11,505,141
2017-K069, 3.25% (WAC) due 09/25/27[4]	10,000,000	9,819,136
2016-K057, 2.62% due 08/25/26	10,000,000	9,397,015
2018-K154, 3.46% due 11/25/32	8,500,000	8,323,910
2016-K152, 3.08% due 01/25/31	7,090,000	6,723,716
2017-K070, 3.36% (WAC) due 12/25/27[4]	6,000,000	5,944,320
2015-K151, 3.51% due 04/25/30	2,105,000	2,080,136
2015-K043, 0.67% (WAC) due 12/25/24[4,17]	44,457,135	1,342,703
2014-K715, 2.86% due 01/25/21	450,000	448,437
Freddie Mac Seasoned Credit Risk Transfer Trust[14]
2017-4, 2.50% due 06/25/57	66,272,471	64,559,891
2017-3, 3.00% due 07/25/56	62,047,998	59,625,960
2018-1, 2.00% due 05/25/57	44,180,184	41,802,292
2017-4, 3.50% due 06/25/57	32,834,292	32,263,501
2017-3, 2.50% due 07/25/56	9,393,051	9,076,549
Fannie Mae-Aces[14]
2017-M11, 2.98% due 08/25/29	52,100,000	49,274,409
2018-M3, 3.19% (WAC) due 02/25/30[4]	7,800,000	7,453,948

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Government Agency - 12.4% (continued)
Freddie Mac[14]
3.55% due 10/01/33	4,714,397	4,603,243
4.00% due 02/01/46	2,956,148	3,014,828
3.50% due 01/01/44	2,793,856	2,793,980
4.00% due 11/01/45	2,268,291	2,318,103
3.00% due 08/01/46	2,074,005	2,006,392
3.50% due 12/01/47	1,933,905	1,922,611
3.26% due 09/01/45	1,973,721	1,824,785
3.40% due 04/01/31	1,000,000	983,132
Fannie Mae MF 30
4.04% due 08/01/48	6,100,000	6,124,888
4.24% due 08/01/48	3,400,000	3,478,302
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[5,7,17]	797,095,115	3,656,833
Total Government Agency		1,227,598,387
Commercial Mortgage Backed Securities - 3.0%
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.49% (WAC) due 01/15/59[4,17]	123,711,224	9,218,268
2017-C38, 1.23% (WAC) due 07/15/50[4,17]	74,516,730	5,337,603
2017-RB1, 1.44% (WAC) due 03/15/50[4,17]	39,856,355	3,464,813
2016-C35, 2.14% (WAC) due 07/15/48[4,17]	27,184,803	3,171,482
2017-C42, 1.05% (WAC) due 12/15/50[4,17]	35,431,678	2,408,146
2016-NXS5, 1.70% (WAC) due 01/15/59[4,17]	30,337,793	2,324,075
2015-NXS4, 1.08% (WAC) due 12/15/48[4,17]	39,279,877	2,032,569
2017-RC1, 1.73% (WAC) due 01/15/60[4,17]	21,113,002	2,000,185
2015-P2, 1.15% (WAC) due 12/15/48[4,17]	34,528,312	1,811,186
2015-C30, 1.09% (WAC) due 09/15/58[4,17]	32,292,924	1,703,484
2016-C32, 4.88% (WAC) due 01/15/59[4]	1,400,000	1,455,970
2015-NXS1, 1.30% (WAC) due 05/15/48[4,17]	11,653,459	606,679
2015-NXS4, 4.22% (WAC) due 12/15/48[4]	64,000	63,835
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% (WAC) due 12/15/34[4,5]	23,829,324	23,500,751
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.14% (WAC) due 10/05/31[4,5]	17,000,000	16,552,290
2016-JP3, 1.64% (WAC) due 08/15/49[4,17]	73,950,925	6,523,877
JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.17% (WAC) due 03/15/50[4,17]	140,350,187	9,102,538
2017-C7, 1.06% (WAC) due 10/15/50[4,17]	138,991,740	8,741,594
2016-C2, 1.85% (WAC) due 06/15/49[4,17]	32,748,152	2,748,690
2016-C4, 0.97% (WAC) due 12/15/49[4,17]	33,738,843	1,845,633
Citigroup Commercial Mortgage Trust
2017-P7, 1.29% (WAC) due 04/14/50[4,17]	66,387,849	4,987,600
2016-C2, 1.93% (WAC) due 08/10/49[4,17]	34,206,779	3,784,371
2016-P4, 2.16% (WAC) due 07/10/49[4,17]	32,588,732	3,776,099
2016-P5, 1.69% (WAC) due 10/10/49[4,17]	31,558,725	2,773,346
2016-GC37, 1.96% (WAC) due 04/10/49[4,17]	19,119,428	2,018,174
2015-GC35, 1.03% (WAC) due 11/10/48[4,17]	33,915,697	1,495,557
2015-GC29, 1.25% (WAC) due 04/10/48[4,17]	24,037,171	1,269,074
2013-GC15, 4.37% (WAC) due 09/10/46[4]	380,000	397,378

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Commercial Mortgage Backed Securities - 3.0% (continued)
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.26% (WAC) due 03/15/50[4,17]	212,926,062	$13,811,619
2017-JP6, 1.48% (WAC) due 07/15/50[4,17]	69,750,755	4,989,418
Hospitality Mortgage Trust
2017-HIT, 3.38% (1 Month USD LIBOR + 1.35%) due 05/08/30[4,5]	18,500,000	18,500,468
COMM Mortgage Trust
2015-CR26, 1.18% (WAC) due 10/10/48[4,17]	91,892,787	5,064,037
2015-CR26, 4.64% (WAC) due 10/10/48[4]	3,780,000	3,669,534
2018-COR3, 0.59% (WAC) due 05/10/51[4,17]	84,288,104	3,202,594
2015-CR24, 0.95% (WAC) due 08/10/48[4,17]	49,878,156	2,266,598
2015-CR23, 1.11% (WAC) due 05/10/48[4,17]	48,610,646	2,142,728
2015-CR27, 1.29% (WAC) due 10/10/48[4,17]	31,248,117	1,744,473
2013-CR13, 1.05% (WAC) due 12/10/23[4,17]	50,843,944	1,516,385
2015-CR23, 3.80% due 05/10/48	700,000	695,605
2014-LC15, 1.47% (WAC) due 04/10/47[4,17]	14,839,906	650,495
BENCHMARK Mortgage Trust
2018-B4, 0.70% (WAC) due 07/15/51[4]	326,750,000	12,981,415
Morgan Stanley Capital I Trust
2017-H1, 1.61% (WAC) due 06/15/50[4,17]	130,166,490	11,494,091
2016-UBS9, 4.69% (WAC) due 03/15/49[4]	275,000	275,290
GS Mortgage Securities Corporation Trust
2017-STAY, 3.42% (1 Month USD LIBOR + 1.35%) due 07/15/32[4,5]	6,694,000	6,728,267
2017-STAY, 3.17% (1 Month USD LIBOR + 1.10%) due 07/15/32[4,5]	3,700,000	3,716,297
VSD
2017-PLT1 A, 3.60% due 12/25/43	8,412,337	8,406,224
BANK
2017-BNK4, 1.61% (WAC) due 05/15/50[4,17]	56,575,465	5,107,718
2017-BNK6, 1.01% (WAC) due 07/15/60[4,17]	44,139,415	2,522,426
UBS Commercial Mortgage Trust
2017-C5, 1.18% (WAC) due 11/15/50[4,17]	54,546,140	3,646,649
2017-C2, 1.30% (WAC) due 08/15/50[4,17]	46,014,144	3,494,489
Bancorp Commercial Mortgage Trust
2018-CR3, 3.32% (1 Month USD LIBOR + 1.25%) due 01/15/33[4,5]	7,075,000	7,085,137
JPMBB Commercial Mortgage Securities Trust
2015-C31, 4.77% (WAC) due 08/15/48[4]	3,253,000	3,216,207
2013-C17, 5.04% (WAC) due 01/15/47[4]	2,500,000	2,552,349
2013-C12, 0.67% (WAC) due 07/15/45[4,17]	43,606,142	841,053
CD Commercial Mortgage Trust
2017-CD4, 1.48% (WAC) due 05/10/50[4,17]	32,521,246	2,726,058
2017-CD3, 1.19% (WAC) due 02/10/50[4,17]	34,874,283	2,394,674
GS Mortgage Securities Trust
2017-GS6, 1.20% (WAC) due 05/10/50[4,17]	42,842,294	3,255,016
2015-GC28, 1.27% (WAC) due 02/10/48[4,17]	21,291,257	1,000,382
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.16% (WAC) due 12/15/47[4,17]	76,097,873	4,127,092
BENCHMARK 2018-B2 Mortgage Trust
2018-B2, 0.57% (WAC) due 02/15/51[4,17]	133,026,749	4,073,771

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 33.4% (continued)
Commercial Mortgage Backed Securities - 3.0% (continued)
GE Business Loan Trust
2007-1A, 2.24% (1 Month USD LIBOR + 0.17%) due 04/16/35[4,5]	3,998,886	$3,909,344
CGMS Commercial Mortgage Trust
2017-B1, 1.00% (WAC) due 08/15/50[4,17]	66,657,639	3,839,433
CD Mortgage Trust
2016-CD1, 1.57% (WAC) due 08/10/49[4,17]	35,615,987	3,060,699
2017-CD6, 1.12% (WAC) due 11/13/50[4,17]	47,772,299	2,988,692
CSAIL Commercial Mortgage Trust
2015-C1, 1.07% (WAC) due 04/15/50[4,17]	57,333,316	2,559,348
CFCRE Commercial Mortgage Trust
2016-C3, 1.22% (WAC) due 01/10/48[4,17]	40,147,718	2,547,935
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.29% (WAC) due 02/15/50[4,17]	24,400,511	1,749,309
DBJPM Mortgage Trust
2017-C6, 1.18% (WAC) due 06/10/50[4,17]	25,015,498	1,650,853
WFRBS Commercial Mortgage Trust
2013-C12, 1.42% (WAC) due 03/15/48[4,5]	11,538,085	541,309
LSTAR Commercial Mortgage Trust
2014-2, 5.22% (WAC) due 01/20/41[4,5]	500,000	499,419
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	221,166
Total Commercial Mortgage Backed Securities		296,581,333
Military Housing - 1.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 12.43% (WAC) due 11/25/55[4,5]	43,823,975	47,383,060
2015-R1, 4.49% (WAC) due 11/25/55[4,5]	22,261,936	24,404,648
2015-R1, 4.11% (WAC) due 11/25/52[4,5]	13,433,332	14,035,872
2015-R1, 4.10% (WAC) due 10/25/52[4,5]	11,262,319	11,684,986
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[5]	22,602,351	24,562,213
2003-PRES, 6.24% due 10/10/41[5]	10,729,811	11,544,234
2005-DRUM, 5.47% due 05/10/50†††,8	4,648,184	4,871,901
2002-MEAD, 6.85% due 05/10/37	2,526,581	2,942,460
2005-BLIS, 5.25% due 07/10/50†††,8	2,500,000	2,502,850
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55[8]	8,378,189	10,308,091
2007-AETC, 5.75% due 02/10/52[8]	8,191,519	8,054,303
2006-RILY, 2.42% (1 Month USD LIBOR + 0.37%) due 07/10/51†††,4,8	7,126,249	5,278,341
2007-ROBS, 6.06% due 10/10/52[8]	4,758,314	4,867,343
2007-AET2, 6.06% due 10/10/52[8]	2,164,000	2,328,819
Total Military Housing		174,769,121
Total Collateralized Mortgage Obligation
(Cost $3,346,179,019)		3,313,612,064

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9%
Collateralized Loan Obligations - 23.6%
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 2.95% (1 Month USD LIBOR + 0.88%) due 09/15/34[4,5]	82,815,000	$82,552,683
2017-FL1, 3.32% (1 Month USD LIBOR + 1.25%) due 09/15/34[4,5]	22,477,000	22,382,525
2017-FL1, 3.57% (1 Month USD LIBOR + 1.50%) due 09/15/34[4,5]	14,269,000	14,169,170
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.89% (3 Month USD LIBOR + 1.55%) due 11/15/29[4,5]	95,150,000	95,158,145
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[4,5]	94,400,000	94,409,072
Venture XII CLO Ltd.
2018-12A, 3.12% (3 Month USD LIBOR + 0.80%) due 02/28/26[4,5]	48,000,000	47,785,954
2018-12A, 3.52% (3 Month USD LIBOR + 1.20%) due 02/28/26[4,5]	29,250,000	29,073,292
BSL CLO Ltd.
2018-1A, 3.07% (3 Month USD LIBOR + 0.97%) due 07/17/28[4,5]	43,250,000	43,260,813
2018-1A, 3.34% (3 Month USD LIBOR + 0.95%) due 07/17/28[4,5]	27,300,000	27,302,730
BSPRT Issuer Ltd.
2017-FL2, 2.89% (1 Month USD LIBOR + 0.82%) due 10/15/34[4,5]	46,000,000	45,983,500
2017-FL2, 3.17% (1 Month USD LIBOR + 1.10%) due 10/15/34[4,5]	11,000,000	10,970,155
2017-FL2, 3.47% (1 Month USD LIBOR + 1.40%) due 10/15/34[4,5]	6,200,000	6,182,215
KVK CLO Ltd.
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%) due 05/20/29[4,5]	48,450,000	48,446,870
2017-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/15/26[4,5]	24,865,000	24,861,275
2017-2A, 4.10% (3 Month USD LIBOR + 1.75%) due 01/15/26[4,5]	19,200,000	19,197,809
2017-2A, 4.00% (3 Month USD LIBOR + 1.65%) due 07/15/26[4,5]	14,800,000	14,811,048
2013-1A, due 01/15/28[5,9]	3,800,000	1,801,025
MP CLO VIII Ltd.
2018-2A, 3.27% (3 Month USD LIBOR + 0.91%) due 10/28/27[4,5]	48,350,000	48,266,519
2018-2A, 3.78% (3 Month USD LIBOR + 1.42%) due 10/28/27[4,5]	5,000,000	4,978,045
Hunt CRE Ltd.
2017-FL1, 3.07% (1 Month USD LIBOR + 1.00%) due 08/15/34[4,5]	40,700,000	40,504,827
2017-FL1, 3.37% (1 Month USD LIBOR + 1.30%) due 08/15/34[4,5]	8,730,500	8,678,361
2017-FL1, 3.72% (1 Month USD LIBOR + 1.65%) due 08/15/34[4,5]	3,000,000	2,981,810
Golub Capital Partners CLO Ltd.
2016-33A, 4.81% (3 Month USD LIBOR + 2.48%) due 11/21/28[4,5]	48,750,000	48,788,415
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 4.39% (3 Month USD LIBOR + 2.05%) due 12/15/28[4,5]	42,200,000	42,401,357
2016-7A, 5.29% (3 Month USD LIBOR + 2.95%) due 12/15/28[4,5]	5,000,000	5,020,436

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 23.6% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%) due 04/15/31[4,5]	44,300,000	$44,177,985
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.62% (3 Month USD LIBOR + 1.30%) due 11/17/27[4,5]	25,100,000	25,084,441
2017-1A, 3.15% (3 Month USD LIBOR + 0.83%) due 11/17/27[4,5]	15,400,000	15,320,417
Vibrant CLO II Ltd.
2017-2A, 3.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[4,5]	21,728,541	21,729,176
2017-2A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/24/24[4,5]	17,750,000	17,754,871
VMC Finance LLC
2018-FL1, 2.89% (1 Month USD LIBOR + 0.82%) due 04/15/35[4,5]	27,419,641	27,345,877
2018-FL1, 3.67% (1 Month USD LIBOR + 1.60%) due 04/15/35[4,5]	8,300,000	8,320,471
2018-FL1, 3.27% (1 Month USD LIBOR + 1.20%) due 04/15/35[4,5]	2,500,000	2,489,579
AIMCO CLO Series
2018-AA, 3.20% (3 Month USD LIBOR + 0.85%) due 01/15/28[4,5]	28,400,000	28,365,111
2017-AA, 3.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[4,5]	8,700,000	8,698,710
Marathon CLO V Ltd.
2017-5A, 3.20% (3 Month USD LIBOR + 0.87%) due 11/21/27[4,5]	22,200,000	22,111,404
2017-5A, 3.78% (3 Month USD LIBOR + 1.45%) due 11/21/27[4,5]	14,375,000	14,291,165
Woodmont Trust
2017-3A, 4.08% (3 Month USD LIBOR + 1.73%) due 10/18/29[4,5]	16,000,000	16,050,712
2017-2A, 4.16% (3 Month USD LIBOR + 1.80%) due 07/18/28[4,5]	10,100,000	10,137,700
2017-3A, 4.31% (3 Month USD LIBOR + 1.95%) due 10/18/29[4,5]	9,800,000	9,874,279
ALM XII Ltd.
2018-12A, 2.98% (3 Month USD LIBOR + 0.89%) due 04/16/27[4,5]	24,150,000	24,156,627
2018-12A, 3.44% (3 Month USD LIBOR + 1.35%) due 04/16/27[4,5]	9,300,000	9,282,457
NXT Capital CLO LLC
2017-1A, 4.06% (3 Month USD LIBOR + 1.70%) due 04/20/29[4,5]	33,000,000	33,082,045
Telos CLO 2014-6 Ltd.
2017-6A, 4.10% (3 Month USD LIBOR + 1.75%) due 01/17/27[4,5]	32,000,000	31,995,219
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.88% (3 Month USD LIBOR + 2.53%) due 01/15/28[4,5]	31,500,000	31,590,799
Flagship CLO VIII Ltd.
2018-8A, 3.74% (3 Month USD LIBOR + 1.40%) due 01/16/26[4,5]	30,900,000	30,900,000
WhiteHorse VI Ltd.
2016-1A, 4.26% (3 Month USD LIBOR + 1.90%) due 02/03/25[4,5]	22,100,000	22,097,766
2016-1A, 5.11% (3 Month USD LIBOR + 2.75%) due 02/03/25[4,5]	8,500,000	8,499,816
Resource Capital Corporation Ltd.
2017-CRE5, 2.87% (1 Month USD LIBOR + 0.80%) due 07/15/34[4,5]	29,791,060	29,791,039

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 23.6% (continued)
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 4.14% (3 Month USD LIBOR + 1.78%) due 07/20/29[4,5]	29,700,000	$29,664,036
Venture XIX CLO Ltd.
2016-19A, 4.35% (3 Month USD LIBOR + 2.00%) due 01/15/27[4,5]	29,450,000	29,441,418
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	20,500,000	20,502,214
2016-2A, 5.29% due 05/12/31[5]	5,000,000	4,998,878
Cerberus Loan Funding XVI, LP
2016-2A, 4.40% (3 Month USD LIBOR + 2.05%) due 11/15/27[4,5]	15,500,000	15,576,730
2016-2A, 4.70% (3 Month USD LIBOR + 2.35%) due 11/15/27[4,5]	9,350,000	9,383,502
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.06% (3 Month USD LIBOR + 1.70%) due 07/25/29[4,5]	17,500,000	17,541,531
2017-16A, 4.21% (3 Month USD LIBOR + 1.85%) due 07/25/29[4,5]	6,700,000	6,731,524
A Voce CLO Ltd.
2017-1A, 3.90% (3 Month USD LIBOR + 1.55%) due 07/15/26[4,5]	23,200,000	23,202,148
Shackleton 2014-VI CLO
2017-6A, 3.95% (3 Month USD LIBOR + 1.60%) due 07/17/26[4,5]	22,900,000	22,918,322
Avery Point V CLO Ltd.
2017-5A, 3.33% (3 Month USD LIBOR + 0.98%) due 07/17/26[4,5]	22,700,000	22,688,164
OZLM IX Ltd.
2017-9A, 4.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[4,5]	22,550,000	22,546,133
Cent CLO 20 Ltd.
2017-20A, 3.99% (3 Month USD LIBOR + 1.63%) due 01/25/26[4,5]	22,500,000	22,525,751
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.63% (3 Month USD LIBOR + 1.27%) due 04/20/30[4,5]	21,400,000	21,397,006
Symphony CLO XIV Ltd.
2017-14A, 4.20% (3 Month USD LIBOR + 1.85%) due 07/14/26[4,5]	21,275,000	21,270,677
Regatta V Funding Ltd.
2017-1A, 3.96% (3 Month USD LIBOR + 1.60%) due 10/25/26[4,5]	20,950,000	20,971,672
PFP Ltd.
2017-3, 3.12% (1 Month USD LIBOR + 1.05%) due 01/14/35[4,5]	18,682,568	18,688,524
2017-3, 3.82% (1 Month USD LIBOR + 1.75%) due 01/14/35[4,5]	2,000,000	2,002,543
Shackleton CLO Ltd.
2016-7A, 4.30% (3 Month USD LIBOR + 1.95%) due 04/15/27[4,5]	20,250,000	20,243,866
West CLO Ltd.
2017-1A, 3.28% (3 Month USD LIBOR + 0.92%) due 07/18/26[4,5]	20,000,000	19,972,990
Galaxy XVIII CLO Ltd.
2017-18A, 3.85% (3 Month USD LIBOR + 1.50%) due 10/15/26[4,5]	19,550,000	19,562,977
Flagship VII Ltd.
2017-7A, 3.91% (3 Month USD LIBOR + 1.55%) due 01/20/26[4,5]	19,125,000	19,125,245
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 2.82% (1 Month USD LIBOR + 0.75%) due 02/15/35[4,5]	19,000,000	18,991,148

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 23.6% (continued)
Newstar Commercial Loan Funding LLC
2017-1A, 4.70% (3 Month USD LIBOR + 2.50%) due 03/20/27[4,5]	12,750,000	$12,847,448
2016-1A, 6.08% (3 Month USD LIBOR + 3.75%) due 02/25/28[4,5]	5,750,000	5,770,793
Northwoods Capital XIV Ltd.
2017-14A, 4.06% (3 Month USD LIBOR + 1.70%) due 11/12/25[4,5]	18,450,000	18,453,943
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.64% (3 Month USD LIBOR + 1.30%) due 02/17/26[4,5]	18,450,000	18,448,212
Monroe Capital CLO Ltd.
2017-1A, 3.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[4,5]	18,300,000	18,290,140
York CLO 1 Ltd.
2017-1A, 4.06% (3 Month USD LIBOR + 1.70%) due 01/22/27[4,5]	17,800,000	17,818,987
TICP CLO II-2 Ltd.
2018-IIA, 3.74% (3 Month USD LIBOR + 0.84%) due 04/20/28[4,5]	17,800,000	17,749,772
AMMC CLO 15 Ltd.
2016-15A, 3.68% (3 Month USD LIBOR + 1.35%) due 12/09/26[4,5]	17,450,000	17,489,896
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 5.06% (3 Month USD LIBOR + 2.70%) due 12/22/28[4,5]	17,000,000	17,059,298
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[4,5]	16,900,000	16,866,482
CIFC Funding Ltd.
2017-3A, 3.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[4,5]	12,100,000	12,100,358
2016-5A, 5.05% (3 Month USD LIBOR + 2.70%) due 01/17/27[4,5]	3,750,000	3,749,625
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.74% (3 Month USD LIBOR + 1.65%) due 02/05/31[4,5]	13,250,000	13,253,093
Seneca Park CLO Limited
2017-1A, 3.85% (3 Month USD LIBOR + 1.50%) due 07/17/26[4,5]	12,900,000	12,911,353
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	13,000,000	12,854,699
Marathon CLO VII Ltd.
2017-7A, 4.01% (3 Month USD LIBOR + 1.65%) due 10/28/25[4,5]	12,600,000	12,617,737
OZLM VIII Ltd.
2017-8A, 3.48% (3 Month USD LIBOR + 1.13%) due 10/17/26[4,5]	12,000,000	11,997,996
Vibrant CLO III Ltd.
2016-3A, 4.41% (3 Month USD LIBOR + 2.05%) due 04/20/26[4,5]	12,000,000	11,995,885
Sudbury Mill CLO Ltd.
2017-1A, 4.00% (3 Month USD LIBOR + 1.65%) due 01/17/26[4,5]	11,850,000	11,849,107
AMMC CLO XV Ltd.
2016-15A, 4.23% (3 Month USD LIBOR + 1.90%) due 12/09/26[4,5]	11,600,000	11,616,500
Madison Park Funding XIV Ltd.
2017-14A, 3.91% (3 Month USD LIBOR + 1.55%) due 07/20/26[4,5]	6,400,000	6,405,885
2017-14A, 3.48% (3 Month USD LIBOR + 1.12%) due 07/20/26[4,5]	5,211,000	5,210,324

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 23.6% (continued)
TCP Waterman CLO Ltd.
2016-1A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[4,5]	7,150,000	$7,187,224
2016-1A, 4.42% (3 Month USD LIBOR + 2.30%) due 12/15/28[4,5]	4,000,000	4,004,348
BlueMountain CLO Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 0.93%) due 07/20/26[4,5]	11,000,000	11,003,621
Recette Clo Ltd.
2017-1A, 3.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[4,5]	11,000,000	10,938,494
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,9]	13,600,000	10,666,996
Regatta IV Funding Ltd.
2017-1A, 3.38% (3 Month USD LIBOR + 1.02%) due 07/25/26[4,5]	10,500,000	10,498,178
Monroe Capital CLO Ltd.
2017-1A, 4.06% (3 Month USD LIBOR + 1.70%) due 10/22/26[4,5]	10,100,000	10,107,104
Ares XXXIII CLO Ltd.
2016-1A, 4.27% (3 Month USD LIBOR + 1.95%) due 12/05/25[4,5]	9,800,000	9,806,798
Bsprt Issuer Ltd.
2017-FL1, 3.42% (1 Month USD LIBOR + 1.35%) due 06/15/27[4,5]	9,690,000	9,696,673
Shackleton 2015-VIII CLO Ltd.
2017-8A, 3.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[4,5]	4,900,000	4,899,360
2017-8A, 3.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[4,5]	4,760,000	4,717,839
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,9]	10,000,000	9,482,850
Garrison Funding Ltd.
2016-2A, 4.53% (3 Month USD LIBOR + 2.20%) due 09/29/27[4,5]	7,000,000	7,034,598
2016-2A, 5.48% (3 Month USD LIBOR + 3.15%) due 09/29/27[4,5]	2,250,000	2,263,568
ACIS CLO Ltd.
2015-6A, 4.84% (3 Month USD LIBOR + 2.48%) due 05/01/27[4,5]	7,500,000	7,495,166
2013-1A, 5.31% (3 Month USD LIBOR + 2.95%) due 04/18/24[4,5]	1,650,000	1,650,260
Crown Point CLO III Ltd.
2017-3A, 3.80% (3 Month USD LIBOR + 1.45%) due 12/31/27[4,5]	8,280,000	8,274,637
Madison Park Funding XVI Ltd.
2016-16A, 4.26% (3 Month USD LIBOR + 1.90%) due 04/20/26[4,5]	8,250,000	8,247,822
Jamestown CLO III Ltd.
2017-3A, 4.10% (3 Month USD LIBOR + 1.75%) due 01/15/26[4,5]	8,000,000	7,999,151
KKR CLO 15 Ltd.
2016-15, 3.92% (3 Month USD LIBOR + 1.56%) due 10/18/28[4,5]	7,529,000	7,548,575
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/28[5,9]	8,920,000	7,480,945
Flatiron CLO Ltd.
2017-1A, 4.00% (3 Month USD LIBOR + 1.65%) due 01/17/26[4,5]	7,100,000	7,099,463
Regatta III Funding Ltd.
2017-1A, 3.40% (3 Month USD LIBOR + 1.05%) due 04/15/26[4,5]	7,050,000	7,049,186
Vibrant CLO IV Ltd.
2016-4A, 4.76% (3 Month USD LIBOR + 2.40%) due 07/20/28[4,5]	7,000,000	7,040,463

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 23.6% (continued)
Cent CLO 21 Ltd.
2017-21A, 4.07% (3 Month USD LIBOR + 1.70%) due 07/27/26[4,5]	7,000,000	$7,000,022
OCP CLO Ltd.
2016-2A, 5.18% (3 Month USD LIBOR + 2.85%) due 11/22/25[4,5]	6,500,000	6,530,955
Fifth Street Senior Loan Fund I LLC
2015-1A, 4.36% (3 Month USD LIBOR + 2.00%) due 01/20/27[4,5]	5,000,000	5,000,295
2015-1A, 5.36% (3 Month USD LIBOR + 3.00%) due 01/20/27[4,5]	1,250,000	1,250,001
Voya CLO Ltd.
2013-1X, due 10/15/30[9]	9,500,000	5,609,114
2013-1A, due 10/15/30[5,9]	1,075,071	634,757
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	7,500,060	5,875,967
Symphony CLO XII Ltd.
2017-12A, 3.85% (3 Month USD LIBOR + 1.50%) due 10/15/25[4,5]	5,750,000	5,754,688
OHA Loan Funding Ltd.
2017-1A, 4.41% (3 Month USD LIBOR + 2.05%) due 07/23/25[4,5]	5,300,000	5,298,191
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,9]	6,000,000	5,190,000
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.03% (3 Month USD LIBOR + 2.70%) due 10/10/26[4,5]	5,000,000	5,000,454
Mountain Hawk II CLO Ltd.
2013-2A, 4.06% (3 Month USD LIBOR + 1.70%) due 07/22/24[4,5]	5,000,000	4,999,952
Dryden XXV Senior Loan Fund
2017-25A, 3.70% (3 Month USD LIBOR + 1.35%) due 10/15/27[4,5]	5,000,000	4,984,204
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.31% (3 Month USD LIBOR + 0.95%) due 04/25/26[4,5]	4,500,000	4,496,799
Oaktree CLO Ltd.
2017-1A, 3.23% (3 Month USD LIBOR + 0.87%) due 10/20/27[4,5]	4,500,000	4,482,466
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.18% (3 Month USD LIBOR + 2.85%) due 12/20/24[4,5]	4,000,000	3,999,836
OZLM Funding II Ltd.
2016-2A, 5.11% (3 Month USD LIBOR + 2.75%) due 10/30/27[4,5]	3,750,000	3,749,658
Atrium XI
2017-11A, 3.86% (3 Month USD LIBOR + 1.50%) due 10/23/25[4,5]	3,500,000	3,499,450
Eaton Vance CLO Ltd.
2017-1A, 3.95% (3 Month USD LIBOR + 1.60%) due 07/15/26[4,5]	3,400,000	3,402,372
Cereberus ICQ Levered LLC
2015-1A, 5.40% (3 Month USD LIBOR + 3.05%) due 11/06/25[4,5]	2,250,000	2,251,507
2015-1A, 4.40% (3 Month USD LIBOR + 2.05%) due 11/06/25[4,5]	1,079,292	1,079,353
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 4.08% (3 Month USD LIBOR + 1.75%) due 05/22/27[4,5]	3,000,000	2,998,914
Dryden 38 Senior Loan Fund
2015-38A, 4.35% (3 Month USD LIBOR + 2.00%) due 07/15/27[4,5]	2,850,000	2,850,944

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Collateralized Loan Obligations - 23.6% (continued)
Ocean Trails CLO IV
2017-4A, 4.16% (3 Month USD LIBOR + 1.80%) due 08/13/25[4,5]	2,500,000	$2,504,915
Mountain Hawk I CLO Ltd.
2013-1A, 4.54% (3 Month USD LIBOR + 2.18%) due 01/20/24[4,5]	2,500,000	2,499,453
FS Senior Funding Ltd.
2015-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/28/25[4,5]	2,500,000	2,495,734
Octagon Investment Partners 24 Ltd.
2017-1A, 3.68% (3 Month USD LIBOR + 1.35%) due 05/21/27[4,5]	2,500,000	2,485,165
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[5,9]	3,700,000	2,175,915
NewStar Clarendon Fund CLO LLC
2015-1A, 5.71% (3 Month USD LIBOR + 3.35%) due 01/25/27[4,5]	2,000,000	2,004,700
Octagon Investment Partners XVI Ltd.
2013-1A, 5.10% (3 Month USD LIBOR + 2.75%) due 07/17/25[4,5]	2,000,000	2,000,011
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 4.71% (3 Month USD LIBOR + 2.35%) due 01/18/30[4,5]	1,000,000	1,001,995
2017-9A, 4.11% (3 Month USD LIBOR + 1.75%) due 01/18/30[4,5]	1,000,000	989,616
Catamaran CLO Ltd.
2016-2A, 4.41% (3 Month USD LIBOR + 2.05%) due 10/18/26[4,5]	1,750,000	1,752,654
Resource Capital Corp.
2015-CRE3, 6.07% (1 Month USD LIBOR + 4.00%) due 03/15/32[4,5]	1,080,083	1,076,023
NXT Capital CLO LLC
2018-1A, 4.56% (3 Month USD LIBOR + 2.20%) due 04/21/27[4,5]	1,000,000	999,700
Babson CLO Ltd.
2014-IA, due 07/20/25[5,9]	1,300,000	620,443
2012-2A, due 05/15/23[5,9]	4,750,000	191,553
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[5,9]	1,200,000	658,343
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[5,9]	461,538	369,865
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,9]	1,500,000	179,941
Westchester CLO Ltd.
2007-1A, 2.80% (3 Month USD LIBOR + 0.44%) due 08/01/22[4,5]	90,580	90,577
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[5,9]	4,300,000	57,887
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[5,9]	1,000,000	33,260
Total Collateralized Loan Obligations		2,342,741,217
Transport-Aircraft - 3.4%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	36,250,000	36,416,725
2017-1, 3.97% due 07/15/42	19,716,840	19,567,592
2015-1A, 4.70% due 12/15/40[5]	13,071,426	13,196,255
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	41,351,970	41,537,818
2016-1A, 4.88% due 03/17/36[5]	17,022,806	17,381,277
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[5]	43,866,667	44,246,802
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	43,110,000	42,738,754

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Transport-Aircraft - 3.4% (continued)
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	30,109,600	$30,233,832
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	20,914,950	21,055,147
2015-1A, 5.07% due 02/15/40[5]	1,742,912	1,725,744
Raspro Trust
2005-1A, 2.98% (3 Month USD LIBOR + 0.63%) due 03/23/24[4,5]	17,905,601	17,361,450
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	15,124,260	15,149,563
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	13,727,410	13,707,128
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[5]	5,993,158	5,988,011
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[5]	3,421,208	3,440,875
2013-1, 6.35% due 10/15/38[5]	298,940	303,157
Rise Ltd.
2014-1A, 4.75% due 02/12/39	3,110,776	3,085,827
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	3,126,319	3,014,197
Eagle I Ltd.
2014-1A, 4.31% due 12/15/39[5]	2,292,552	2,239,444
Stripes Aircraft Ltd.
2013-1 A1, 5.58% due 03/20/23†††	1,362,804	1,357,448
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[5]	1,063,461	1,054,682
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[5]	955,883	939,699
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	810,443	760,333
Airplanes Pass Through Trust
2001-1A, 2.47% (1 Month USD LIBOR + 0.55%) due 03/15/19†††,1,4,8	409,604	10,240
Total Transport-Aircraft		336,512,000
Transport-Container - 1.3%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	45,917,732	44,885,144
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[5]	29,082,621	29,187,005
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[5]	22,281,667	22,200,639
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[5]	15,528,126	15,430,446
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[5]	7,660,833	7,531,774
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[5]	3,911,125	3,835,842
2013-2A, 3.22% due 06/18/28[5]	1,092,593	1,077,284
Total Transport-Container		124,148,134
Net Lease - 1.2%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	53,715,917	53,587,385
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	30,271,880	29,061,005
2016-1A, 4.32% due 10/20/46[5]	11,164,996	10,845,788
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	7,823,141	7,725,352
2015-1A, 3.75% due 04/20/45[5]	1,476,250	1,450,838
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/41[5]	4,820,575	4,943,385
2014-4A, 4.63% due 01/20/45[5]	4,124,009	4,145,773
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[5]	4,500,000	4,449,647

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Net Lease - 1.2% (continued)
STORE Master Funding LLC
2013-1A, 4.16% due 03/20/43[5]	1,683,838	$1,679,751
Total Net Lease		117,888,924
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	55,600,000	53,258,211
2016-3A, 3.85% due 10/28/33[5]	7,500,000	7,411,587
Putnam Structured Product Funding Ltd.
2003-1A, 3.07% (1 Month USD LIBOR + 1.00%) due 10/15/38[4,5]	17,722,430	17,527,731
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[5]	15,680,488	15,615,414
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[5]	3,000,000	2,998,843
Highland Park CDO I Ltd.
2006-1A, 2.73% (3 Month USD LIBOR + 0.40%) due 11/25/51[4,8]	2,825,736	2,655,189
N-Star REL CDO VIII Ltd.
2006-8A, 2.45% (1 Month USD LIBOR + 0.36%) due 02/01/41[4,5]	1,941,570	1,930,775
Total Collateralized Debt Obligations		101,397,750
Whole Business - 0.8%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	27,186,000	28,068,729
2016-1A, 3.83% due 05/25/46[5]	2,397,490	2,400,367
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[5]	18,787,588	18,664,342
Domino's Pizza Master Issuer LLC
2017-1A, 3.61% (3 Month USD LIBOR + 1.25%) due 07/25/47[4,5]	17,071,000	17,107,873
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[5]	3,783,866	3,782,882
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[5]	2,437,193	2,420,917
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[5]	2,105,711	2,073,863
Total Whole Business		74,518,973
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	22,950,000	22,951,147
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[5]	10,415,167	10,419,160
Total Infrastructure		33,370,307
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	21,400,000	20,994,256
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[5]	554,167	553,584
CIC Receivables Master Trust
4.89% due 10/07/21	333,438	339,440
Total Diversified Payment Rights		21,887,280
Transport-Rail - 0.1%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[5]	6,030,564	5,945,044
NP SPE II LLC
2017-1A, 3.37% due 10/21/47[5]	2,575,434	2,519,361
Total Transport-Rail		8,464,405
Financial - 0.0%
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[5]	4,000,000	3,906,440

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.9% (continued)
Financial - 0.0% (continued)
Hana Small Business Lending Loan Trust
2014-2014, 4.75% (WAC) due 01/25/40[4,5]	157,052	$156,848
Total Financial		4,063,288
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	3,868,750	3,898,625
Total Asset-Backed Securities
(Cost $3,171,383,976)		3,174,852,743

U.S. GOVERNMENT SECURITIES†† - 11.0%
U.S. Treasury Bonds
due 11/15/46[10]	1,042,367,000	448,973,349
due 11/15/44[10]	647,591,400	296,899,273
due 02/15/47[10]	639,240,000	273,793,364
8.13% due 08/15/21	9,900,000	11,519,965
8.75% due 08/15/20	6,500,000	7,324,434
4.38% due 05/15/40	5,550,000	6,829,101
8.75% due 05/15/20	6,030,000	6,718,975
8.00% due 11/15/21	5,600,000	6,559,656
7.88% due 02/15/21	5,500,000	6,231,328
2.88% due 08/15/45	4,600,000	4,508,180
4.75% due 02/15/41	2,250,000	2,916,299
2.75% due 11/15/42	2,580,000	2,481,839
Total U.S. Treasury Bonds		1,074,755,763
U.S. Treasury Notes
2.00% due 04/30/24	12,100,000	11,590,476
3.13% due 05/15/19	2,500,000	2,516,797
2.25% due 08/15/27	1,740,000	1,656,059
Total U.S. Treasury Notes		15,763,332
Total U.S. Government Securities
(Cost $1,087,766,931)		1,090,519,095

CORPORATE BONDS†† - 5.4%
Financial - 4.6%
Station Place Securitization Trust
2.86% (1 Month USD LIBOR + 0.90%) due 07/24/18[4,5]	71,550,000	71,550,000
3.09% (1 Month USD LIBOR + 1.00%) due 03/24/19[4,5]	68,500,000	68,500,000
2.71% (1 Month USD LIBOR + 0.70%) due 06/24/19[4,5]	41,650,000	41,650,000
3.21% (1 Month USD LIBOR + 1.25%) due 11/24/18[4,5]	31,000,000	31,000,003
2.84% (1 Month USD LIBOR + 0.75%) due 08/24/18[4,5]	29,500,000	29,500,000
2.96% (1 Month USD LIBOR + 1.00%) due 08/24/18[4,5]	23,200,000	23,175,431
Assurant, Inc.
3.59% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	26,050,000	26,115,469
6.75% due 02/15/34	1,450,000	1,674,089
American Equity Investment Life Holding Co.
5.00% due 06/15/27	22,855,000	22,305,485
Central Storage Safety Project Trust
4.82% due 02/01/38[8]	20,500,000	21,244,826
Citigroup, Inc.
6.25% [11,12]	18,195,000	18,877,313
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[8]	18,484,256	16,993,403
Senior Housing Properties Trust
4.75% due 02/15/28	15,035,000	14,525,582
Hospitality Properties Trust
5.25% due 02/15/26	9,886,000	10,031,043
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	8,620,000	9,195,988
Atlas Mara Ltd.
8.00% due 12/31/20	6,600,000	5,940,000
Fort Benning Family Communities LLC
2.42% (1 Month USD LIBOR + 0.35%) due 01/15/36[4,8]	6,000,000	5,006,953
Lincoln Finance Ltd.
7.38% due 04/15/21[5]	4,580,000	4,728,277
Navigators Group, Inc.
5.75% due 10/15/23	4,050,000	4,192,259
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[8]	1,945,173	1,988,523
2.41% (1 Month USD LIBOR + 0.34%) due 02/15/52[4,8]	1,743,257	1,233,039
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[5]	1,404,337	1,403,921
5.37% due 12/01/50†††,5	794,900	814,749
5.38% due 02/15/48	542,552	511,162

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 5.4% (continued)
Financial - 4.6% (continued)
Customers Bank
6.13% due 06/26/29[8,12]	2,000,000	$2,055,536
First American Financial Corp.
4.30% due 02/01/23	1,680,000	1,674,955
Enstar Group Ltd.
4.50% due 03/10/22	1,660,000	1,654,699
Royal Bank of Scotland Group plc
3.88% due 09/12/23	1,700,000	1,651,416
Goldman Sachs Group, Inc.
6.13% due 02/15/33	1,420,000	1,623,759
EPR Properties
4.50% due 06/01/27	1,700,000	1,623,634
Synchrony Financial
4.50% due 07/23/25	1,650,000	1,620,482
CBRE Services, Inc.
5.25% due 03/15/25	1,500,000	1,578,739
Barclays plc
4.38% due 01/12/26	1,600,000	1,554,024
Jefferies Financial Group, Inc.
5.50% due 10/18/23	1,500,000	1,550,027
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15% due 01/23/30	1,730,000	1,526,584
Pacific Northwest Communities LLC
5.91% due 06/15/50[8]	1,000,000	1,050,436
Morgan Stanley
7.25% due 04/01/32	820,000	1,034,517
Univest Corporation of Pennsylvania
5.10% due 03/30/25[12]	1,000,000	1,007,762
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[5]	530,000	829,881
Hanover Insurance Group, Inc.
4.50% due 04/15/26	650,000	649,386
Pacific Beacon LLC
5.51% due 07/15/36[8]	500,000	546,327
Total Financial		455,389,679
Basic Materials - 0.3%
Yamana Gold, Inc.
4.95% due 07/15/24	18,972,000	18,951,320
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[5,12]	11,110,000	12,048,795
Southern Copper Corp.
6.75% due 04/16/40	1,400,000	1,608,842
Eldorado Gold Corp.
6.13% due 12/15/20[5]	1,250,000	1,206,250
Total Basic Materials		33,815,207
Industrial - 0.2%
Aguico Eagle Mines Ltd.
4.84% due 06/30/26†††	6,000,000	5,961,840
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[4,5]	5,675,000	5,727,777
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	2,352,533	2,128,807
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	1,074,266	1,087,694
Total Industrial		14,906,118
Consumer, Non-cyclical 0.1%
Offutt AFB America First Community LLC
5.46% due 09/01/50[8]	6,650,284	6,588,714
United Communities LLC
5.61% due 09/15/51[5]	4,584,175	4,803,283
AmerisourceBergen Corp.
3.45% due 12/15/27	1,800,000	1,658,258
Total Consumer, Non-cyclical		13,050,255
Consumer, Cyclical - 0.1%
HP Communities LLC
5.78% due 03/15/46[8]	2,150,000	2,492,186
5.86% due 09/15/53[8]	1,420,000	1,681,355
5.62% due 09/15/32[8]	1,000,000	1,093,276
Northern Group Housing LLC
6.80% due 08/15/53[5]	1,400,000	1,747,714
Hasbro, Inc.
6.35% due 03/15/40	1,500,000	1,643,583
Total Consumer, Cyclical		8,658,114
Energy - 0.1%
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
4.25% due 12/01/27	1,700,000	1,628,424
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.70% due 06/15/44	1,850,000	1,625,430

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 5.4% (continued)
Energy - 0.1% (continued)
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	1,500,000	$1,608,742
Marathon Petroleum Corp.
6.50% due 03/01/41	1,300,000	1,513,914
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[8,13]	781,800	109,452
Total Energy		6,485,962
Communications - 0.0%
Juniper Networks, Inc.
5.95% due 03/15/41	1,690,000	1,732,333
Vodafone Group plc
7.88% due 02/15/30	1,200,000	1,501,622
Thomson Reuters Corp.
3.85% due 09/29/24	1,372,000	1,351,479
MDC Partners, Inc.
6.50% due 05/01/24[5]	300,000	260,250
Total Communications		4,845,684
Technology - 0.0%
Citrix Systems, Inc.
4.50% due 12/01/27	1,700,000	1,647,460
Utilities - 0.0%
Exelon Generation Company LLC
6.25% due 10/01/39	670,000	709,273
Total Corporate Bonds
(Cost $521,260,172)		533,545,912

FEDERAL AGENCY BONDS†† - 4.0%
Fannie Mae Principal Strips
due 01/15/30[10,14]	87,915,000	59,307,499
due 05/15/30[10,14]	86,472,000	57,674,319
due 05/15/29[10,14]	37,600,000	26,004,109
due 07/15/37[10,14]	33,000,000	16,823,481
due 11/15/30[10,14]	17,570,000	11,477,731
Total Fannie Mae Principal Strips		171,287,139
Freddie Mac Principal Strips
due 03/15/31[10,14]	72,757,000	47,048,737
due 07/15/32[10,14]	33,850,000	20,910,257
Total Freddie Mac Principal Strips		67,958,994
Tennessee Valley Authority
4.25% due 09/15/65	32,550,000	36,868,343
5.38% due 04/01/56	8,360,000	11,254,190
due 09/15/53[10]	1,020,000	276,356
due 09/15/54[10]	1,020,000	266,293
due 09/15/55[10]	1,020,000	256,595
due 09/15/56[10]	1,020,000	247,251
due 03/15/57[10]	1,020,000	242,708
due 09/15/57[10]	1,020,000	238,247
due 09/15/58[10]	1,020,000	229,441
due 03/15/59[10]	1,020,000	225,353
due 09/15/60[10]	1,020,000	213,156
due 03/15/61[10]	1,020,000	209,239
due 09/15/61[10]	1,020,000	205,393
due 09/15/62[10]	1,020,000	197,914
due 03/15/63[10]	1,020,000	194,277
due 09/15/63[10]	1,020,000	190,707
due 09/15/64[10]	1,020,000	183,762
due 03/15/65[10]	1,020,000	180,385
due 09/15/65[10]	1,020,000	177,070
Total Tennessee Valley Authority		48,122,533
Residual Funding Corporation Principal
due 04/15/30[10]	43,639,000	29,415,241
due 01/15/30[10]	15,074,000	10,245,838
Total Residual Funding Corporation Principal		39,661,079
Freddie Mac
due 12/14/29[10,14]	50,220,000	33,983,673
1.25% due 10/02/19[14]	2,500,000	2,462,015
Total Freddie Mac		36,445,688

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~		Value
FEDERAL AGENCY BONDS†† - 4.0% (continued)
Fannie Mae
due 01/15/32[10,14]		9,413,000	$5,870,619
due 01/15/30[10,14]		5,900,000	3,980,143
due 07/15/32[10,14]		3,963,000	2,435,422
due 01/15/35[10,14]		2,250,000	1,260,771
due 02/06/33[10,14]		1,456,000	876,184
due 01/15/33[10,14]		1,450,000	874,490
Total Fannie Mae			15,297,629
Freddie Mac Coupon Strips
due 01/15/31[10,14]		7,750,000	5,042,302
due 09/15/30[10,14]		2,906,000	1,914,000
due 03/15/31[10,14]		2,500,000	1,616,640
due 07/15/31[10,14]		1,800,000	1,150,741
Total Freddie Mac Coupon Strips			9,723,683
Freddie Mac Interest Strips
due 03/15/30[10,14]		7,250,000	4,863,118
Total Federal Agency Bonds
(Cost $408,359,775)			397,315,221

FOREIGN GOVERNMENT BONDS†† - 3.2%
Government of Japan
due 07/09/18[10]	JPY	19,320,000,000	174,512,948
due 07/20/18[10]	JPY	293,000,000	2,646,697
Total Government of Japan			177,159,645
Republic of Hungary
due 12/27/18[10]	HUF	15,401,240,000	54,497,464
5.50% due 12/20/18	HUF	11,344,560,000	41,187,487
due 11/21/18[10]	HUF	520,000,000	1,842,375
due 07/18/18[10]	HUF	280,120,000	993,185
Total Republic of Hungary			98,520,511
State of Israel
due 10/31/18[10]	ILS	118,120,000	32,436,747
Czech Republic
due 10/26/18[10]	CZK	154,000,000	6,924,273
Total Foreign Government Bonds
(Cost $334,543,388)			315,041,176

SENIOR FLOATING RATE INTERESTS††,4 - 1.6%
Technology - 0.6%
Misys Ltd.
5.81% (3 Month USD LIBOR + 3.50%) due 06/13/24	30,544,188	29,975,760
Epicor Software
5.35% (1 Month USD LIBOR + 3.25%) due 06/01/22	20,673,533	20,596,007
Micron Technology, Inc.
4.10% (1 Month USD LIBOR + 2.00%) due 05/29/25	5,000,000	4,989,600
3.85% (1 Month USD LIBOR + 1.75%) due 04/26/22	767,755	768,907
Internet Brands, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 09/13/24	3,454,652	3,451,301
TIBCO Software, Inc.
5.60% (1 Month USD LIBOR + 3.50%) due 12/04/20	1,935,437	1,933,618
MACOM Technology Solutions Holdings, Inc.
2.25% (3 Month USD LIBOR + 2.25%) due 05/17/24	748,111	734,398
Cologix Holdings, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 03/20/24	299,242	299,117
Kronos, Inc.
5.36% (3 Month USD LIBOR + 3.00%) due 11/01/23	297,006	296,210
Aspect Software, Inc.
12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	14,441	13,394
Total Technology		63,058,312
Consumer, Non-cyclical 0.3%
Diamond (BC) B.V.
5.10% (2 Month USD LIBOR + 3.00%) due 09/06/24	7,245,250	7,100,345
Packaging Coordinators Midco, Inc.
6.34% (3 Month USD LIBOR + 4.00%) due 06/30/23	3,136,000	3,134,056
Albertson's LLC
5.34% (3 Month USD LIBOR + 3.00%) due 12/21/22	2,728,484	2,701,718
DJO Finance LLC
5.45% (3 Month USD LIBOR + 3.25%) due 06/08/20	2,336,748	2,323,615

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.6% (continued)
Consumer, Non-cyclical 0.3% (continued)
Hearthside Group Holdings LLC
5.09% (1 Month USD LIBOR + 3.00%) due 05/23/25	2,000,000	$1,979,200
Grocery Outlet, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 10/21/21	1,719,505	1,717,355
Davis Vision
5.09% (1 Month USD LIBOR + 3.00%) due 12/02/24	1,700,455	1,688,229
One Call Medical, Inc.
7.32% (1 Month USD LIBOR + 5.25%) due 11/27/22	1,298,391	1,239,964
DaVita, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 06/24/21	791,753	792,885
JBS USA Lux SA
4.83% (3 Month USD LIBOR + 2.50%) due 10/30/22	765,063	758,560
CHG Healthcare Services, Inc.
5.36% (3 Month USD LIBOR + 3.00%) due 06/07/23	475,000	475,147
CTI Foods Holding Co. LLC
5.60% (1 Month USD LIBOR + 3.50%) due 06/29/20	200,000	171,666
Total Consumer, Non-cyclical		24,082,740
Communications - 0.2%
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23	21,807,080	19,980,737
Proquest LLC
5.84% (1 Month USD LIBOR + 3.75%) due 10/24/21	1,332,182	1,337,177
Houghton Mifflin Co.
5.09% (1 Month USD LIBOR + 3.00%) due 05/28/21	732,997	682,054
Total Communications		21,999,968
Industrial - 0.2%
Hayward Industries, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/05/24	5,210,625	5,213,908

Clean Harbors, Inc.
3.84% (1 Month USD LIBOR + 1.75%) due 06/30/24	3,127,000	3,119,182
Engility Corp.
4.84% (1 Month USD LIBOR + 2.75%) due 08/14/23	2,985,109	2,977,169
VC GB Holdings, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 02/28/24	2,297,583	2,291,839
TransDigm Group, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 05/31/25	1,745,625	1,730,630
Berlin Packaging LLC
5.04% (1 Month USD LIBOR + 3.00%) due 11/07/25	1,500,000	1,489,875
Zodiac Pool Solutions LLC
2.25% (3 Month USD LIBOR + 2.25%) due 03/07/25	1,300,000	1,294,046
Hillman Group, Inc.
5.83% (3 Month USD LIBOR + 3.50%) due 05/30/25	762,590	759,257
Hardware Holdings LLC
8.59% (1 Month USD LIBOR + 6.50%) due 03/30/20†††,1	669,375	630,886
Engineered Machinery Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%) due 07/19/24	589,232	585,921
CHI Overhead Doors, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 07/29/22	492,185	493,209
Wencor Group
5.83% (3 Month USD LIBOR + 3.50%) due 06/19/21	289,064	281,838
Thermasys Corp.
6.34% (3 Month USD LIBOR + 4.00%) due 05/03/19	88,125	85,261
Total Industrial		20,953,021
Financial - 0.1%
HUB International Ltd.
5.36% (2 Month USD LIBOR + 3.00%) due 04/25/25	5,650,000	5,612,032
USI, Inc.
5.33% (3 Month USD LIBOR + 3.00%) due 05/16/24	4,189,474	4,161,195

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.6% (continued)
Financial - 0.1% (continued)
National Financial Partners Corp.
5.09% (1 Month USD LIBOR + 3.00%) due 01/08/24	2,269,400	$2,252,379
LPL Holdings, Inc.
4.49% (3 Month USD LIBOR + 2.25%) due 09/23/24	995,000	988,781
American Stock Transfer & Trust
8.50% (3 Month USD LIBOR + 4.50%) due 06/26/20	232,921	233,213
Total Financial		13,247,600
Basic Materials - 0.1%
Road Infrastructure Investment
5.59% (1 Month USD LIBOR + 3.50%) due 06/13/23	4,372,494	4,368,865
Nexeo Solutions LLC
5.58% (3 Month USD LIBOR + 3.25%) due 06/09/23	1,666,223	1,665,523
Ferro Corporation
4.58% (3 Month USD LIBOR + 2.25%) due 02/14/24	897,750	893,700
Total Basic Materials		6,928,088
Consumer, Cyclical - 0.1%
Leslie's Poolmart, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/16/23	4,317,001	4,308,367
BBB Industries, LLC
6.59% (1 Month USD LIBOR + 4.50%) due 11/03/21	927,949	927,949
Acosta, Inc.
5.56% (1 Month USD LIBOR + 3.25%) due 09/26/19	831,111	624,372
5.48% (3 Month USD LIBOR + 3.25%) due 09/26/19	244,444	183,639
USIC Holding, Inc.
5.34% (3 Month USD LIBOR + 3.25%) due 12/08/23	158,025	157,563
Sears Roebuck Acceptance Corp.
6.51% (Commercial Prime Lending Rate + 3.50%) due 01/18/19	49,281	48,994

Total Consumer, Cyclical		6,250,884
Utilities - 0.0%
Invenergy Thermal Operating I, LLC
7.83% (3 Month USD LIBOR + 5.50%) due 10/19/22	2,458,004	2,433,424
Total Senior Floating Rate Interests
(Cost $161,886,548)		158,954,037

MUNICIPAL BONDS†† - 0.7%
California - 0.4%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[10]	8,565,000	2,922,978
due 08/01/39[10]	4,000,000	1,780,520
due 08/01/40[10]	2,500,000	1,063,850
due 08/01/38[10]	2,000,000	967,460
due 08/01/41[10]	2,000,000	812,020
due 08/01/43[10]	1,900,000	706,724
Poway Unified School District General Obligation Unlimited
due 08/01/40[10]	10,000,000	4,253,200
due 08/01/38[10]	8,460,000	3,934,154
San Diego Unified School District General Obligation Unlimited
due 07/01/39[10]	7,150,000	3,257,397
due 07/01/46[10]	2,200,000	752,334
due 07/01/43[10]	1,350,000	524,313
Cypress School District General Obligation Unlimited
due 08/01/48[10]	14,450,000	3,828,816
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[10]	5,295,000	3,040,654
Placentia-Yorba Linda Unified School District General Obligation Unlimited
due 08/01/41[10]	5,325,000	2,168,979
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[10]	4,750,000	1,615,618
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/41[10]	4,125,000	1,523,197

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.7% (continued)
California - 0.4% (continued)
Upland Unified School District General Obligation Unlimited
due 08/01/50[10]	5,040,000	$1,356,516
Antelope Valley Community College District General Obligation Unlimited
due 08/01/36[10]	2,800,000	1,355,116
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[10]	3,600,000	1,124,172
Wiseburn School District General Obligation Unlimited
due 08/01/34[10]	900,000	490,239
Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[10]	700,000	370,524
Total California		37,848,781
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	5,844,875
6.63% due 02/01/35	1,820,000	2,117,515
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,488,335
Total Illinois		13,450,725
Texas - 0.1%
Wylie Independent School District General Obligation Unlimited
due 08/15/46[10]	10,000,000	3,183,900
due 08/15/43[10]	4,000,000	1,452,840
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[10]	2,850,000	846,108
due 11/15/41[10]	1,500,000	547,770
Total Texas		6,030,618
Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[10]	3,850,000	2,173,094

Puerto Rico - 0.0%
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	1,500,000	1,610,040
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[10]	4,100,000	1,542,584
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[10]	995,000	393,224
due 01/01/37[10]	570,000	270,551
Total Pennsylvania		663,775
Total Municipal Bonds
(Cost $83,070,464)		63,319,617

COMMERCIAL PAPER†† - 3.6%
Hewlett Packard Enterprise Corp.
2.30% due 07/11/18[10,15]	30,948,000	30,928,228
2.34% due 07/11/18[10,15]	25,000,000	24,983,750
Total Hewlett Packard Enterprise Corp.		55,911,978
AT&T, Inc.
2.59% due 09/06/18[10,15]	30,000,000	29,851,995
2.27% due 07/10/18[10,15]	20,000,000	19,988,650
Total AT&T, Inc.		49,840,645
Nutrien Ltd.
2.35% due 07/11/18[10,15]	26,000,000	25,983,028
2.42% due 07/26/18[10,15]	15,000,000	14,974,792
2.45% due 08/08/18[10,15]	2,750,000	2,742,888
Total Nutrien Ltd.		43,700,708
Marriott International, Inc.
2.40% due 07/13/18[10,15]	40,000,000	39,968,000
McDonald's Corp.
2.28% due 07/17/18[10,15]	20,000,000	19,979,733
2.29% due 07/24/18[10,15]	10,000,000	9,985,369
Total McDonald's Corp.		29,965,102
Waste Management, Inc.
2.32% due 07/26/18[10,15]	16,000,000	15,974,222
2.35% due 07/18/18[10,15]	10,000,000	9,988,903
Total Waste Management, Inc.		25,963,125
Celgene Corp.
2.35% due 07/18/18[10,15]	25,000,000	24,972,257
Ryder System, Inc.
2.22% due 07/19/18[10,15]	15,000,000	14,982,750
2.33% due 07/24/18[10,15]	8,500,000	8,487,347
Total Ryder System, Inc.		23,470,097
Molex Electronic Technologies LLC
2.40% due 07/09/18[10,15]	17,000,000	16,990,933
2.33% due 07/02/18[10,15]	1,700,000	1,699,890
Total Molex Electronic Technologies LLC		18,690,823
McCormick & Co., Inc.
2.16% due 07/02/18[10,15]	16,000,000	15,999,040
Amcor Ltd.
2.32% due 07/27/18[10,15]	15,000,000	14,974,867
AstraZeneca plc
2.42% due 09/04/18[10,15]	10,000,000	9,956,841
International Exchange, Inc.
2.03% due 07/27/18[10,15]	2,075,000	2,071,958
Coca-Cola Co.
1.90% due 07/12/18[10,15]	1,400,000	1,399,187

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount~	Value
COMMERCIAL PAPER††3.6% (continued)
BASF SE
1.99% due 07/09/18[10,15]	1,000,000	$999,558
Total Commercial Paper
(Cost $357,884,830)		357,884,186

REPURCHASE AGREEMENTS††,16 - 0.8%
Jefferies & Company, Inc. issued 05/25/18 at 3.17% due 07/02/18	47,451,000	47,451,000
BNP Paribas issued 05/03/18 at 2.56% due 08/01/18	27,121,394	27,121,394
Total Repurchase Agreements
(Cost $74,572,394)		74,572,394

	Contracts
OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $255,452,015)	58,955	412,685
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $349,038,708)	1,284	1,341,780
Total OTC Options Purchased
(Cost $16,368,115)		1,754,465
Total Investments - 99.1%
(Cost $9,915,496,689)		$9,832,461,418
Other Assets & Liabilities, net - 0.9%		85,833,867
Total Net Assets - 100.0%		$9,918,295,285

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Gain
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.82%	Quarterly	04/13/28	$770,000,000	$9,301,608	$2,646,167	$6,655,441
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	50,400,000	3,984,121	72,671	3,911,450
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.77%	Quarterly	04/13/25	390,000,000	3,580,204	662,463	2,917,741
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	790,000,000	3,468,108	153,545	3,314,563
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	258,000,000	1,924,683	300,202	1,624,481
								$22,258,724	$3,835,048	$18,423,676

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
BofA Merrill Lynch	14,051,240,000	HUF	12/27/18	$58,029,404	$(50,449,235)	$7,580,170
Goldman Sachs	95,500,000	EUR	07/20/18	118,555,228	(111,670,276)	6,884,952
Goldman Sachs	19,320,000,000	JPY	07/09/18	180,778,696	(174,582,359)	6,196,337
JPMorgan Chase & Co.	167,250,000	BRL	10/01/18	48,548,621	(42,867,029)	5,681,592
Citigroup	170,500,000	BRL	10/01/18	49,335,918	(43,700,020)	5,635,898
BofA Merrill Lynch	6,030,527,700	HUF	12/20/18	24,683,157	(21,641,183)	3,041,974
Goldman Sachs	5,937,983,100	HUF	12/20/18	24,124,972	(21,309,076)	2,815,896
Goldman Sachs	77,706,600	ILS	10/31/18	22,092,371	(21,454,345)	638,025
JPMorgan Chase & Co.	1,350,000,000	HUF	12/27/18	5,358,206	(4,847,008)	511,198
Goldman Sachs	154,000,000	CZK	10/26/18	7,399,222	(6,984,842)	414,380
Citigroup	41,004,000	ILS	10/31/18	11,707,735	(11,320,969)	386,766
Morgan Stanley	520,000,000	HUF	11/21/18	2,099,398	(1,862,259)	237,139
Goldman Sachs	280,120,000	HUF	07/18/18	1,122,860	(994,626)	128,234
Goldman Sachs	293,000,000	JPY	07/20/18	2,694,233	(2,649,664)	44,569
Goldman Sachs	1,531,000	EUR	07/16/18	1,807,253	(1,789,640)	17,613
Citigroup	842,102	CZK	07/12/18	38,661	(37,907)	754
						$40,215,497

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation/ (Depreciation )
JPMorgan Chase & Co.	168,875,000	BRL	10/01/18	$42,590,777	$43,283,525	$692,747
Deutsche Bank	31,348	CZK	07/12/18	1,406	1,411	5
Citigroup	168,875,000	BRL	10/01/18	43,664,594	43,283,525	(381,069)
Goldman Sachs	95,500,000	EUR	07/20/18	113,031,476	111,670,276	(1,361,200)
						$(1,049,517)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $45,896,294, (cost $46,632,466) or 0.5% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7 day yield as of June 30, 2018.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $4,036,633,477 (cost $4,038,891,409), or 40.7% of total net assets.
[6]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2018.
[7]	Maturity date indicated is next interest reset date.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $106,030,184 (cost $107,338,888), or 1.1% of total net assets — See Note 6.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Zero coupon rate security.
[11]	Perpetual maturity.
[12]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[13]	Security is in default of interest and/or principal obligations.
[14]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[17]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2018.

BofA	Bank of America
BRL	Brazilian Real
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
REIT	Real Estate Investment Trust
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,022	$—	$—	$2,022
Preferred Stocks	—	1,041,216	—	1,041,216
Mutual Funds	179,501,740	—	—	179,501,740
Money Market Fund	170,545,530	—	—	170,545,530
Collateralized Mortgage Obligations	—	3,270,094,507	43,517,557	3,313,612,064
Asset-Backed Securities	—	3,146,528,959	22,361,944	3,168,890,903
U.S. Government Securities	—	1,090,519,095	—	1,090,519,095
Corporate Bonds	—	523,535,175	15,972,577	539,507,752
Federal Agency Bonds	—	397,315,221	—	397,315,221
Foreign Government Bonds	—	315,041,176	—	315,041,176
Senior Floating Rate Interests	—	158,323,151	630,886	158,954,037
Municipal Bonds	—	63,319,617	—	63,319,617
Commercial Paper	—	357,884,186	—	357,884,186
Repurchase Agreements	—	74,572,394	—	74,572,394
Options Purchased		1,754,465	—	1,754,465
Interest Rate Swap Agreements*	—	18,423,676	—	18,423,676
Forward Foreign Currency Exchange Contracts*	—	40,908,249	—	40,908,249
Total Assets	350,049,292	9,459,261,087	82,482,964	9,891,793,343

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,742,269	$—	$1,742,269
Unfunded Loan Commitments (Note 5)	—	—	279,706	279,706
Total Liabilities	$—	$1,742,269	$279,706	$2,021,975

*	This derivative is reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 06/30/18	Valuation Technique	Unobservable Inputs	Input Range
Assets:
Asset-Backed Securities	$20,994,256	Model Price	Market Comparable Yields	4.4%
Asset-Backed Securities	1,367,688	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Collateralized Mortgage Obligations	24,260,912	Option Adjusted Spread off prior month trade price	Trade Price	—
Collateralized Mortgage Obligations	19,256,645	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Corporate Bonds	15,972,577	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Senior Floating Rate Interests	630,886	Enterprise Value	Valuation Multiple	9.1x%
Total Assets	$82,482,964
Liabilities
Unfunded Loan Commitments	$279,706	Model Price	Purchase Price	—

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, the Fund had securities with a total value of $641,126 transfer out of level 3 into level 2 and $82,441,060 transfer out of level 2 to level 3 due to changes in securities valuation methods based on availability of observable market inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Assets					Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loans
Beginning Balance	$5,848,144	$121,997,531	$30,289,168	$1,064,875	$159,199,718	$(56,979)
Purchases/(Receipts)	21,400,000	14,549,590	-	1,430,977	37,380,567	(209,733)
(Sales, maturities and paydowns)/Fundings	(242,537)	(30,183,895)	(263,905)	(1,473,512)	(32,163,849)	203,378
Amortization of discount/premiums	1,996	211,383	200,421	32,788	446,588	-
Total realized gains or losses included in earnings	-	129,336	(5,010)	48,781	173,107	-
Total change in unrealized appreciation/depreciation included in earnings	(410,019)	(108,018)	60,702	(295,898)	(753,233)	(216,372)
Transfers into Level 3	10,240	-	-	630,886	641,126	-
Transfers out of Level 3	(4,245,880)	(63,078,370)	(14,308,799)	(808,011)	(82,441,060)	-
Ending Balance	$22,361,944	$43,517,557	$15,972,577	$630,886	$82,482,964	$(279,706)
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2018	$(352,420)	$500,447	$(298,897)	$(20,560)	$(171,430)	$(216,372)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At June 30, 2018, the repurchase agreements entered into by the Fund were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc.			JF Funding LLC
3.17%			0.00%
07/02/18	$47,451,000	$47,609,545	08/01/18	$49,948,126	$49,948,126

BNP Paribas			HSI Asset Securitization Corp.
2.56%			2.28%
08/01/18	27,121,394	27,295,183	01/25/37	43,250,000	35,067,100

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There ispotential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$77,103,355	$34,339,253	$(6,500,000)	$14,820	$(1,186,053)	$103,771,375	4,026,829	$3,334,848	$–
Guggenheim Strategy Fund I	12,326,353	13,487,070	(500,000)	5,175	(53,983)	25,264,615	1,008,970	381,242	4,496
Guggenheim Strategy Fund II	14,363,426	10,924,558	–	–	(48,980)	25,239,004	1,009,964	415,513	7,687
Guggenheim Strategy Fund III	9,347,011	15,920,258	–	–	(40,523)	25,226,746	1,009,474	365,836	2,836
Senior Floating Rate Interests
Aspect Software, Inc. 12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	14,487	–	(285)	–	(808)	13,394	14,441	–	–
Closed-End Funds
Guggenheim Strategic Opportunities Fund	10,260,018	–	(10,410,588)	1,932,361	(1,781,791)	–	–	219,695	–
	$123,414,650	$74,671,139	$(17,410,873)	$1,952,356	$(3,112,138)	$179,515,134		$4,717,134	$15,019

[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0 (Cost $0) or 0.0% of total net assets.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 97.4%
Financial - 26.5%
Mastercard, Inc. — Class A	5,600	$1,100,512
T. Rowe Price Group, Inc.	7,000	812,630
JPMorgan Chase & Co.	7,200	750,240
DNB ASA††	38,200	743,829
Aflac, Inc.	16,600	714,132
MetLife, Inc.	15,800	688,880
BNP Paribas S.A.††	10,800	667,985
Bank of Montreal	8,600	664,774
Progressive Corp.	11,080	655,382
Swiss Re AG††	7,220	630,332
Kinnevik Investment AB — Class B††	17,700	603,199
Bank Leumi Le-Israel BM	100,300	592,210
Nippon Building Fund, Inc. REIT††	100	576,854
Israel Discount Bank Ltd. — Class A††	101,500	566,519
Prudential plc	24,200	554,000
SEI Investments Co.	8,600	537,672
Everest Re Group Ltd.	2,300	530,104
Bank Hapoalim BM	78,300	529,734
Japan Real Estate Investment Corp. REIT††	100	529,027
Canadian Imperial Bank of Commerce	6,000	521,941
PNC Financial Services Group, Inc.	3,800	513,380
Hongkong Land Holdings Ltd.††	69,900	499,710
SmartCentres Real Estate Investment Trust	21,300	494,655
Barclays plc††	191,300	472,824
United Urban Investment Corp. REIT††	300	466,195
Unibail-Rodamco-Westfield	2,100	462,348
First Capital Realty, Inc.	29,100	457,319
Trinity Industries, Inc.††	268,800	452,810
Assurant, Inc.	4,300	445,007
RioCan Real Estate Investment Trust	24,100	442,721
Toronto-Dominion Bank	7,100	410,944
Public Storage REIT	1,800	408,348
Cboe Global Markets, Inc.	3,878	403,583
H&R Real Estate Investment Trust	26,000	397,922
Allianz AG††	1,900	391,463
Power Financial Corp.	14,100	329,808
ING Groep N.V.††	18,600	266,966
New York Community Bancorp, Inc.	23,300	257,232
Visa, Inc. — Class A	1,900	251,655
IGM Financial, Inc.	8,200	237,711
Lloyds Banking Group plc	269,400	224,183
Henderson Land Development Company Ltd.††	42,264	222,869
ASX Ltd.††	4,600	219,298
Great-West Lifeco, Inc.	8,200	201,596
Arthur J Gallagher & Co.	3,000	195,840
Wells Fargo & Co.	3,500	194,040
BB&T Corp.	3,800	191,672
United Overseas Bank Ltd.††	9,000	176,387
CI Financial Corp.	9,600	172,557
Assicurazioni Generali SpA††	10,300	172,177
People's United Financial, Inc.	9,200	166,428
U.S. Bancorp	3,300	165,066
CME Group, Inc. — Class A	1,000	163,920
Comerica, Inc.	1,800	163,656
BlackRock, Inc. — Class A	300	149,712
SVB Financial Group*	500	144,380
Total Financial		23,956,338
Consumer, Cyclical - 15.5%
Home Depot, Inc.	6,700	1,307,170
LVMH Moet Hennessy Louis Vuitton SE††	2,800	929,557
Kohl's Corp.	12,200	889,380
Macy's, Inc.	21,500	804,745
L Brands, Inc.	21,600	796,608
Target Corp.	10,200	776,424
TJX Companies, Inc.	7,800	742,404
Ford Motor Co.	67,000	741,690
Las Vegas Sands Corp.	9,000	687,240
WW Grainger, Inc.	2,200	678,480
Bandai Namco Holdings, Inc.††	15,600	642,617
Cie Generale des Etablissements Michelin — Class B††	5,300	641,117
Berkeley Group Holdings plc††	11,800	587,676
Fastenal Co.	11,300	543,869
Iida Group Holdings Company Ltd.††	27,700	533,292
Carnival plc††	8,600	491,451
Crown Resorts Ltd.††	45,400	453,047
Polaris Industries, Inc.	2,900	354,322
Domino's Pizza, Inc.	1,200	338,604
Darden Restaurants, Inc.	2,600	278,356
Harvey Norman Holdings Ltd.††	111,500	273,958
Ferguson plc	2,842	230,685
McDonald's Corp.	1,100	172,359
HUGO BOSS AG††	1,600	145,087
Total Consumer, Cyclical		14,040,138
Consumer, Non-cyclical - 14.1%
Johnson & Johnson	10,400	1,261,936
UnitedHealth Group, Inc.	4,400	1,079,496
Pfizer, Inc.	29,300	1,063,004
Roche Holding AG††	3,900	865,194
AbbVie, Inc.	9,000	833,850
Western Union Co.	35,800	727,814
Danone S.A.††	7,700	562,138
ABIOMED, Inc.*	1,300	531,765
Koninklijke Ahold Delhaize N.V.††	21,700	518,090
Swedish Match AB††	10,200	504,130
Dairy Farm International Holdings Ltd.	51,700	454,443
Wesfarmers Ltd.††	12,100	441,536
Automatic Data Processing, Inc.	3,200	429,248
Coca-Cola Amatil Ltd.††	62,100	422,433
George Weston Ltd.	4,700	383,471
Cochlear Ltd.††	2,400	355,366
Taisho Pharmaceutical Holdings Company Ltd.††	3,000	350,966
Gilead Sciences, Inc.	4,900	347,116

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Consumer, Non-cyclical - 14.1% (continued)
Moody's Corp.	1,700	$289,952
Shionogi & Company Ltd.††	5,000	256,581
MEIJI Holdings Company Ltd.††	3,000	253,374
Robert Half International, Inc.	3,800	247,380
Otsuka Holdings Company Ltd.††	5,000	241,875
Marine Harvest ASA††	10,300	204,782
Amgen, Inc.	914	168,715
Total Consumer, Non-cyclical		12,794,655
Technology - 13.1%
Apple, Inc.	8,200	1,517,902
Texas Instruments, Inc.	9,300	1,025,325
Microsoft Corp.	10,000	986,100
Accenture plc — Class A	5,800	948,822
NVIDIA Corp.	3,800	900,220
International Business Machines Corp.	6,400	894,080
Western Digital Corp.	9,200	712,172
Paychex, Inc.	9,300	635,655
Intel Corp.	11,200	556,752
CA, Inc.	15,600	556,140
Intuit, Inc.	2,500	510,762
Splunk, Inc.*	4,700	465,817
Xilinx, Inc.	6,100	398,086
Broadridge Financial Solutions, Inc.	2,800	322,280
Lam Research Corp.	1,600	276,560
Canon, Inc.††	6,700	219,714
Jack Henry & Associates, Inc.	1,685	219,657
Red Hat, Inc.*	1,600	214,992
Cognizant Technology Solutions Corp. — Class A	2,000	157,980
ServiceNow, Inc.*	900	155,223
Veeva Systems, Inc. — Class A*	2,000	153,720
Total Technology		11,827,959
Industrial - 7.5%
TE Connectivity Ltd.	8,200	738,492
Vinci S.A.††	7,400	710,261
Lockheed Martin Corp.	2,140	632,220
Cummins, Inc.	4,700	625,100
SKF AB — Class B††	30,300	560,953
Pentair plc	12,200	513,376
United Parcel Service, Inc. — Class B	4,800	509,904
Emerson Electric Co.	6,500	449,410
Avnet, Inc.	10,100	433,189
3M Co.	1,700	334,424
Raytheon Co.	1,700	328,406
Makita Corp.††	7,100	317,619
CH Robinson Worldwide, Inc.	2,900	242,614
Hexagon AB — Class B††	3,700	205,610
CRH plc	5,000	176,528
Total Industrial		6,778,106
Energy - 6.8%
TOTAL S.A.††	15,500	941,152
Neste Oyj††	9,800	766,661
Valero Energy Corp.	6,100	676,063
Plains GP Holdings, LP — Class A*	26,000	621,660
Woodside Petroleum Ltd.††	21,600	566,127
Exxon Mobil Corp.	6,400	529,472
Targa Resources Corp.	10,200	504,798
Koninklijke Vopak N.V.††	8,000	368,697
HollyFrontier Corp.	5,000	342,150
Hess Corp.	4,100	274,249
TransCanada Corp.	5,000	216,335
Phillips 66	1,600	179,696
Marathon Petroleum Corp.	2,000	140,320
Total Energy		6,127,380
Communications - 5.1%
Alphabet, Inc. — Class C*	800	892,520
Amazon.com, Inc.*	500	849,900
F5 Networks, Inc.*	2,800	482,860
BCE, Inc.	11,800	477,878
TELUS Corp.	12,200	433,384
Nokia Oyj††	71,000	407,205
Facebook, Inc. — Class A*	1,700	330,344
Arista Networks, Inc.*	1,200	308,988
Palo Alto Networks, Inc.*	1,000	205,470
Elisa Oyj††	4,000	184,770
Total Communications		4,573,319
Utilities - 4.4%
Dominion Energy, Inc.	11,868	809,160
CLP Holdings Ltd.††	70,137	755,469
Duke Energy Corp.	8,573	677,953
Hong Kong & China Gas Company Ltd.††	304,150	581,390
PPL Corp.	19,354	552,557
Tokyo Gas Company Ltd.††	14,100	374,404
FirstEnergy Corp.	7,200	258,552
Total Utilities		4,009,485
Basic Materials - 3.6%
LyondellBasell Industries N.V. — Class A	8,000	878,800
Umicore S.A.††	13,300	759,184
Stora Enso Oyj — Class R††	37,400	728,550
BHP Billiton Ltd.††	14,300	357,857
Anglo American plc††	15,100	335,216
Eastman Chemical Co.	2,000	199,920
Total Basic Materials		3,259,527
Diversified - 0.8%
Jardine Matheson Holdings Ltd.††	11,000	693,146
Total Common Stocks
(Cost $83,876,597)		88,060,053

MONEY MARKET FUND† - 1.8%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares 1.72%[1]	1,622,968	1,622,968
Total Money Market Fund
(Cost $1,622,968)		1,622,968
Total Investments - 99.2%
(Cost $85,499,565)		$89,683,021
Other Assets & Liabilities, net - 0.8%		684,420
Total Net Assets - 100.0%		$90,367,441

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	68	Sep 2018	$9,982,400	$99,275
Canadian Dollar Futures Contracts	77	Sep 2018	5,864,320	78,348
British Pound Futures Contracts	39	Sep 2018	3,227,981	43,287
Australian Dollar Futures Contracts	41	Sep 2018	3,035,230	(8,804)
			$22,109,931	$212,106

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2018.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$60,893,357	$27,166,696	$—	$88,060,053
Money Market Fund	1,622,968	—	—	1,622,968
Currency Futures Contracts*	220,910	—	—	220,910
Total Assets	$62,737,235	$27,166,696	$—	$89,903,931

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts*	$8,804	$—	$—	$8,804

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, the Fund had securities with a total value of $20,666,180 transfer out of Level 1 into Level 2 due to changes in securities valuation method.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund, Floating Rate Strategies Fund, High Yield Fund, Investment Grade Bond Fund, Large Cap Value Fund, Limited Duration Fund, Macro Opportunities Fund, Market Neutral Real Estate Fund, Mid Cap Value Fund, Mid Cap Value Insitutional Fund, Municipal Income Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund, Total Return Bond Fund and World Equity Income Fund (the "Funds"), which are each a non-diversified investment company.

Consolidaton of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mututal funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2018.

Note 2 – Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other asests on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$220,938,039	$9,580,263	$(20,715,222)	$(11,134,959)
Capital Stewardship Fund	200,912,933	16,690,142	(6,653,283)	10,036,859
Diversified Income Fund	5,810,591	274,309	(12,123)	262,186
Floating Rate Strategies Fund	3,466,857,844	2,529,246	(51,815,731)	(49,286,485)
High Yield Fund	518,200,651	4,284,287	(19,730,769)	(15,446,482)
Investment Grade Bond Fund	499,127,634	5,657,113	(10,408,944)	(4,751,831)
Large Cap Value Fund	52,513,998	11,860,115	(1,471,539)	10,388,576
Limited Duration Fund	3,249,159,445	15,476,810	(17,356,678)	(1,879,868)
Macro Opportunities Fund	7,243,594,912	145,460,486	(188,694,181)	(43,233,695)
Market Neutral Real Estate Fund	6,403,802	306,881	(96,798)	210,083
Mid Cap Value Fund	411,354,961	77,581,685	(16,958,067)	60,623,618
Mid Cap Value Institutional Fund	65,600,221	9,769,855	(2,692,799)	7,077,056
Municipal Income Fund	39,294,516	1,024,089	(413,563)	610,526
Risk Managed Real Estate Fund	151,153,210	10,594,524	(2,059,233)	8,535,291
Small Cap Value Fund	15,881,616	3,219,161	(1,182,663)	2,036,498
StylePlus—Large Core Fund	215,630,635	22,109,183	(1,439,547)	20,669,636
StylePlus—Mid Growth Fund	84,758,859	10,837,982	(623,981)	10,214,001
Total Return Bond Fund	9,920,320,628	122,224,123	(152,493,677)	(30,269,554)
World Equity Income Fund	85,674,989	7,477,145	(3,257,007)	4,220,138

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2018. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2018, were as follows:

Fund	Borrower	Maturity Date	Face Amount*		Value
Limited Duration Fund
	Lumentum Holdings, Inc.	09/07/18		1,100,000	$-	**
	Mavis Tire Express Services Corp.	03/20/25		717,147	7,171
				1,817,147	$7,171
Floating Rate Strategies Fund
	Advantage Sales & Marketing LLC	07/25/19		8,000,000	219,216
	Albertson's LLC	08/18/18		5,050,000	-	**
	Amaya Holdings B.V.	10/21/19		32,450,000	-	**
	American Stock Transfer & Trust	06/26/18		800,000	-	**
	BBB Industries, LLC	11/08/18		34,600,000	-	**
	Ceva Group plc (United Kingdom)	03/19/19		2,995,386	87,836
	Ceva Logistics Holdings BV (Dutch)	03/19/19		4,614	135
	EG Finco Ltd.	02/07/25	EUR	941,896	-	**
	Lumentum Holdings, Inc.	09/07/18		15,750,000	-	**
	Mavis Tire Express Services Corp.	03/20/25		3,409,709	34,097
	Recess Holdings, Inc.	09/30/24		690,476	1,541
	Wencor Group	06/19/19		1,446,924	32,945
				106,139,005	$375,770
High Yield Fund
	Acosta, Inc.	09/26/19		511,111	127,138
	Advantage Sales & Marketing LLC	07/25/19		1,100,000	30,142
	Albertson's LLC	08/18/18		1,200,000	0
	Amaya Holdings B.V.	10/21/19		6,600,000	0
	BBB Industries, LLC	11/08/18		7,350,000	15,062
	Bullhorn, Inc.	11/21/22		233,852	4,310
	Cypress Intermediate Holdings III, Inc.	04/27/22		750,000	71,168
	Epicor Software	06/01/20		1,000,000	47,591
	ICP Industrial, Inc.	11/03/23		104,137	521
	Lumentum Holdings, Inc.	09/07/18		3,750,000	0
	Lytx, Inc.	08/31/22		105,263	10,982
	Mavis Tire Express Services Corp.	03/20/25		52,181	522
	MRI Software LLC	06/30/23		435,861	10,014
	National Technical Systems	06/12/21		250,000	15,375
	Packaging Coordinators Midco, Inc.	07/01/21		1,500,000	112,664
	Recess Holdings, Inc.	09/30/24		166,667	372
	Solera LLC	03/03/21		1,250,000	94,170
	Wencor Group	06/19/19		482,308	10,982
				26,841,380	$551,013
Investment Grade Bond Fund
	Lumentum Holdings, Inc.	09/07/18		150,000	–	**
	Mavis Tire Express Services Corp.	02/28/25		104,312	1,043
				254,312	$1,043

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Borrower	Maturity Date	Face Amount*		Value
Macro Opportunities Fund
	Acosta, Inc.	09/26/19		3,066,667	$762,833
	Advantage Sales & Marketing LLC	07/25/19		1,500,000	41,103
	Albertson's LLC	08/18/18		1,600,000	–	**
	Amaya Holdings B.V.	10/21/19		17,650,000	–	**
	American Stock Transfer & Trust	06/26/18		400,000	–	**
	Authentic Brands	09/27/24		26,000	–	**
	BBB Industries, LLC	11/08/18		16,900,000	26,358
	Bullhorn, Inc.	11/21/22		668,150	12,315
	Ceva Group Plc (United Kingdom)	03/19/19		998,462	29,279
	Ceva Logistics Holdings BV (Dutch)	03/19/19		1,538	45
	Convergint Technologies	02/03/25		100,565	754
	Datix Bidco Ltd.	08/25/18		9,000,000	–	**
	Dominion Web Solutions LLC	06/15/23		461,538	–	**
	Dubois Chemicals, Inc.	03/15/24		300,000	1,435
	EG Finco Ltd.	02/07/25	EUR	840,979	–	**
	Epicor Software	06/01/20		2,000,000	95,183
	Fortis Solutions Group LLC	12/15/23		264,054	54,777
	Galls LLC	01/31/25		1,849,073	38,311
	Hillman Group, Inc.	05/15/25		569,784	–	**
	ICP Industrial, Inc.	11/03/23		208,275	1,041
	ICSH Parent, Inc.	04/29/24		118,401	296
	Lumentum Holdings, Inc.	09/07/18		2,450,000	–	**
	Lytx, Inc.	08/31/22		363,158	37,887
	Mavis Tire Express Services Corp.	03/20/25		1,727,673	17,277
	Ministry Brands LLC	12/02/22		352,785	1,689
	MRI Software LLC	06/30/23		230,750	5,301
	National Technical Systems	06/12/21		250,000	15,375
	Recess Holdings, Inc.	09/30/24		95,238	213
	SLR Consulting Ltd.	05/14/25	GBP	300,000	5,853
	Solera LLC	03/03/21		8,100,000	610,222
	Wencor Group	06/19/19		253,846	5,780
					$1,763,327
Total Return Bond Fund
	Acosta, Inc.	09/26/19		1,124,444	279,706
	Hillman Group, Inc.	05/15/25		237,410	–	**
	Lumentum Holdings, Inc.	09/07/18		3,350,000	–	**
				4,711,855	$279,706

*	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Security has a market value of $0.

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A due 1/20/21[1]	05/09/14	$585,000	$59,980
	Schahin II Finance Co. SPV Ltd.
	5.88% due 9/25/22[6]	01/08/14	375,036	54,726
			$960,036	$114,706
Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, 2.47% (1 Month USD LIBOR + 0.55%) due 3/15/19[2,4]	12/27/11	$723,184	$22,412
High Yield Fund
	KeHE Distributors LLC / KeHE Finance Corp.	03/12/15
	7.63% due 8/15/21		1,480,587	1,429,575
	Schahin II Finance Co. SPV Ltd.
	5.88% due 9/25/22[6]		139,296	30,404
			$1,619,883	$1,459,979

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Investment Grade Bond Fund
	Aurora Military Housing LLC
	6.89% due 01/15/47	12/02/15	$832,892	$910,598
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	328,141	325,897
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	467,593	486,734
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	1,026,529	1,036,333
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	373,047	83,973
	Highland Park CDO I Ltd.
	2006-1A, 2.73% (3 Month USD LIBOR + 0.40%) due 11/25/51[2]	07/01/16	353,113	354,025
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	591,348	579,578
	Mid-Atlantic Military Family Communities LLC
	5.30% due 08/01/50	10/07/16	1,227,219	1,158,641
	Offutt AFB America First Community LLC
	5.46% due 09/01/50	11/30/16	1,815,952	1,882,490
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	300,000	315,131
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	482,159	455,957
	Woodbourne Capital Trust I
	3.77% (1 Month USD LIBOR + 2.50%)*,2,3	01/20/06	954,588	743,365
	Woodbourne Capital Trust II
	3.18% (1 Month USD LIBOR + 2.50%)*,2,3	01/20/06	954,588	743,365
	Woodbourne Capital Trust III
	3.78% (1 Month USD LIBOR + 2.50%)*,2,3	01/20/06	954,589	743,366
	Woodbourne Capital Trust IV
	3.81% (1 Month USD LIBOR + 2.50%)*,2,3	01/20/06	954,589	743,366
			$11,616,347	$10,562,819
Macro Opportunities Fund
	Airplanes Pass Through Trust
	2001-1A, 2.47% (1 Month USD LIBOR + 0.55%) due 03/15/19[2,4]	01/18/12	1,691,717	52,437
	Capmark Military Housing Trust
	2007-AET2, 6.06% due 10/10/52	04/23/15	5,780,779	6,210,183
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/19/14	4,343,303	977,682
	Customers Bank
	6.13% due 06/26/29[5]	06/24/14	4,500,000	4,624,956
	Epicor Software Corp.
	10.59% (3 Month USD LIBOR + 8.25%) due 06/30/23[2,4]	05/21/15	1,546,494	1,580,000
	GMAC Commercial Mortgage Asset Corp.
	2004-POKA, 6.36% due 09/10/44	05/11/17	10,056,099	9,511,426
	Highland Park CDO I Ltd.
	2006-1A, 2.73% (3 Month USD LIBOR + 0.40%) due 11/25/51[2]	04/14/15	2,345,226	2,920,707
	Offutt AFB America First Community LLC
	5.46% due 09/01/50	02/21/17	5,445,610	5,647,469
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	1,550,668	1,408,288
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22[6]	03/21/12	4,838,890	1,058,036
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	2,250,505	2,128,205
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	1,606,934	1,389,733
			$45,956,225	$37,509,122

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Total Return Bond Fund
	Airplanes Pass Through Trust
	2001-1A, 2.47% (1 Month USD LIBOR + 0.55%) due 03/15/19[2,4]	11/30/11	$335,966	$10,240
	Capmark Military Housing Trust
	2006-RILY, 2.42% (1 Month USD LIBOR + 0.37%) due 07/10/51[2]	10/11/16	4,288,184	5,278,341
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	4,675,938	4,867,343
	Capmark Military Housing Trust
	2008-AMCW, 6.90% due 07/10/55	05/20/16	10,681,800	10,308,091
	Capmark Military Housing Trust
	2007-AET2, 6.06% due 10/10/52	10/16/15	2,136,852	2,328,819
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	8,206,505	8,054,303
	Central Storage Safety Project Trust
	4.82% due 02/1/38	02/02/18	21,252,881	21,244,826
	Copper River CLO Ltd.
	2007-1A due 01/20/21[1]	05/09/14	1,755,000	179,941
	Customers Bank
	6.13% due 06/26/29[5]	06/24/14	2,000,000	2,055,536
	Fort Benning Family Communities LLC
	2.42% (1 Month USD LIBOR + 0.35%) due 01/15/36	03/27/15	4,835,546	5,006,953
	Fort Knox Military Housing Privatization Project
	5.82% due 02/15/52[2]	11/14/16	1,943,256	1,988,523
	Fort Knox Military Housing Privatization Project
	2.41% (1 Month USD LIBOR + 0.34%) due 02/15/52[2]	04/09/14	1,119,389	1,233,039
	GMAC Commercial Mortgage Asset Corp.
	2005-DRUM, 5.47% due 05/10/50	01/16/18	4,964,457	4,871,901
	GMAC Commercial Mortgage Asset Corp.
	2005-BLIS, 5.25% due 07/10/50	05/20/16	2,592,880	2,502,850
	Highland Park CDO I Ltd.
	2006-1A, 2.73% (1 Month USD LIBOR + 0.40%) due 11/25/51[2]	07/01/16	2,648,347	2,655,189
	HP Communities LLC
	5.62% due 09/15/32	06/09/14	1,009,610	1,093,276
	HP Communities LLC
	5.86% due 09/15/53	10/06/16	1,613,686	1,681,355
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	2,540,991	2,492,186
	Mid-Atlantic Military Family Communities LLC
	5.30% due 08/1/50	11/19/15	17,828,399	16,993,403
	Offutt AFB America First Community LLC
	5.46% due 09/1/50	11/30/16	6,355,832	6,588,714
	Pacific Beacon LLC
	5.51% due 07/15/36	08/23/17	583,760	546,327
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	1,000,000	1,050,436
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	2,344,037	2,128,807
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22[6]	03/21/12	777,505	109,452
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	804,026	760,333
			$108,294,847	$106,030,184

†††	Value determined based on Level 3 inputs.
*	Non-income producing security.
[1]	Security has no stated coupon. However, it is expected to receive residual cash flows payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Perpetual maturity.
[4]	Security was fair valued by the Valuation Committee at June 30, 2018.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Security is in default of interest and/or principal obligations.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global

Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	August 29, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2018

* Print the name and title of each signing officer under his or her signature.